      As filed with the Securities and Exchange Commission on March 1, 2006

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No. _______                                     [ ]

     Post-Effective Amendment No. 60                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
     Amendment No. 61

                        (Check appropriate box or boxes.)

                              AMERICAN BEACON FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: March 1, 2006

It is proposed that this filing will become effective (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b)

     [ ]  on (date) pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for six of its eighteen series. This Post-Effective Amendment includes signature pages for the American Beacon Master Trust, the Quantitative Master Series Trust and the State Street Master Funds, the master trusts, and the American Beacon Funds, the feeder trust.

                              AMERICAN BEACON FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

     Cover Sheet

     Contents of Registration Statement

     Prospectus for the Institutional Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, Small Cap Index Fund, International Equity Index Fund, High Yield Bond Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund, and Money Market Fund

     Prospectus for the PlanAhead Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, High Yield Bond Fund, Enhanced Income Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, U.S. Government Money Market Fund, and Municipal Money Market Fund

     Prospectus for the AMR Class consisting of the following American Beacon
     Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund - Institutional Class, Small Cap Index Fund - Institutional Class, International Equity Index Fund - Institutional Class, High Yield Bond Fund - Institutional Class, Intermediate Bond Fund - Institutional Class, Short-Term Bond Fund - Institutional Class, and Treasury Inflation Protected Securities Fund - Institutional Class

     Prospectus for the Service Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Small Cap Value Fund, and International Equity Fund

     Prospectus for the Platinum Class of the American Beacon Money Market Fund, American Beacon Municipal Money Market Fund, American Beacon U.S. Government Money Market Fund, American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund and American Beacon U.S. Government Money Market Mileage Fund

     Prospectus for the Cash Management Class of the American Beacon Money Market Fund and American Beacon U.S. Government Money Market Fund

     Statement of Additional Information for the AMR Class, Institutional Class, PlanAhead Class, and Service Class of the following American Beacon Funds:
     Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, Small Cap Index Fund, International Equity Index Fund, High Yield Bond Fund, Enhanced Income Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund, Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund

     Statement of Additional Information for the Cash Management and Platinum Classes of the American Beacon Money Market Fund, American Beacon Municipal Money Market Fund and American Beacon U.S. Government Money Market Fund and the Mileage and Platinum Classes of the American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund and American Beacon U.S. Government Money Market Mileage Fund

     Part C

     Signature Pages

     Exhibits

     The purposes of this filing are to 1) update the registration statement of the series of the American Beacon Funds (the "Trust") that are mentioned above and 2) add the PlanAhead Class of the Mid-Cap Value Fund. No other series of the Trust is affected by this filing.

                          (AMERICAN BEACON FUNDS LOGO)

GUIDANCE             |              VISION              |             EXPERIENCE


                  PROSPECTUS
                  March 1, 2006

                  INSTITUTIONAL CLASS

                  EQUITY FUNDS
                  Balanced Fund
                  Large Cap Value Fund
                  Large Cap Growth Fund
                  Mid-Cap Value Fund
                  Small Cap Value Fund
                  International Equity Fund
                  Emerging Markets Fund

                  INDEX FUNDS
                  S&P 500 Index Fund
                  Small Cap Index Fund
                  International Equity Index Fund

                  BOND FUNDS
                  High Yield Bond Fund
                  Intermediate Bond Fund
                  Short-Term Bond Fund
                  Treasury Inflation Protected Securities Fund

                  MONEY MARKET FUNDS
                  Money Market Fund




                                    The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

                          (AMERICAN BEACON FUNDS LOGO)


                             (INSTITUTIONAL CLASS)


TABLE OF CONTENTS


About the Funds
Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     6
Large Cap Growth Fund............................     9
Mid-Cap Value Fund...............................    12
Small Cap Value Fund.............................    15
International Equity Fund........................    18
Emerging Markets Fund............................    21
S&P 500 Index Fund...............................    24
Small Cap Index Fund.............................    27
International Equity Index Fund..................    30
High Yield Bond Fund.............................    33
Intermediate Bond Fund...........................    36
Short-Term Bond Fund.............................    39
Treasury Inflation Protected Securities Fund.....    42
Money Market Fund................................    45
The Manager......................................    47
SSgA.............................................    48
Fund Asset Management............................    48
The Sub-Advisors.................................    49
Valuation of Shares..............................    56

About Your Investment
Purchase and Redemption of Shares................    56
Market Timing....................................    60
Distributions and Taxes..........................    60

Additional Information
Distribution of Fund Shares......................    61
Master-Feeder Structure..........................    61
Portfolio Holdings...............................    61
Delivery of Documents............................    62
Financial Highlights.............................    62
Additional Information...................... Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
--------


The American Beacon Funds (the "Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.



The S&P 500 Index, Small Cap Index, International Equity Index and Money Market Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and identical investment objective.



- The Money Market Funds invest all of their investable assets in a corresponding portfolio of the American Beacon Master Trust ("Master Trust"), formerly known as the AMR Investment Services Trust. The Master Trust is managed by the Manager.


- The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio. The State Street Equity 500 Index Portfolio is managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.

- The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust"). The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership, the partners of which are Merrill Lynch & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services.

Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".



   Fund shares are only available in states in which they are authorized for purchase.

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON

BALANCED FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.

The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Fund's assets are currently allocated among the Manager and the following three investment sub-advisors:



  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")



  Brandywine Asset Management, LLC ("Brandywine")



  Hotchkis and Wiley Capital Management, LLC ("Hotchkis")



The Manager intends to allocate all new assets, generally on an equal basis, between Barrow and Brandywine, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund's guidelines. The Manager does not anticipate allocating any new assets to Hotchkis, as they have reached their capacity limit for large cap value assets nor does the Manager anticipate allocating any new assets to itself, other than to periodically rebalance the proportion of assets invested in equity and fixed income securities managed by Hotchkis and the Manager, respectively.


The Fund's sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or the applicable sub-advisor, may retain a security that has been downgraded below the initial investment criteria.


In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

The bottom-up fixed income investment strategy is implemented as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to three broad-based market indices, an index specific to the Fund's strategy and the Lipper Balanced Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices and the index specific to the Fund's strategy do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.




--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

                                (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96..........................................................  13.96%
97..........................................................  19.87%
98..........................................................   8.28%
99..........................................................  -3.59%
00..........................................................  10.57%
01..........................................................   5.59%
02..........................................................  -7.49%
03..........................................................  24.26%
04..........................................................  13.09%
05..........................................................   6.53%



Highest Quarterly Return:                 13.81%
  (1/1/96 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -10.83%
  (1/1/96 through 12/31/05)         (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/05
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            6.53%      7.90%      8.71%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                5.01%      6.81%      6.35%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  5.39%      6.34%      6.26%
------------------------------------------------------------
Linked S&P 500/Citigroup
  Value Index(1)               6.16%      2.50%      9.42%
S&P 500 Index(2)               4.91%      0.55%      9.07%
Lehman Bros. Aggregate
  Index(3)                     2.43%      5.87%      6.16%
Balanced Composite Index(4)    4.75%      4.21%      8.46%
Lipper Balanced Funds Index    5.20%      3.51%      7.58%



(1) The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index ("Barra Index") up to October 31, 2005 and the S&P 500/Citigroup Value Style Index ("Citigroup Index") thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500.


(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.


(4) To reflect the Fund's allocation of its assets between investment grade fixed-income securities and equity securities, the Manager has combined the returns of the Linked S&P 500/Citigroup Value Index and the Lehman Brothers Aggregate Index in a 60%/40% proportion.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.28%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.28
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.56%
                                                      ====



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $57
3 YEARS..................................  $179
5 YEARS..................................  $313
10 YEARS.................................  $701




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.


--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2006, the market capitalizations of the companies in the Russell 1000 Index ranged from $591 million to $399 billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").



The Fund's assets are currently allocated among four investment sub-advisors:


  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

  Metropolitan West Capital Management, LLC


The Manager does not anticipate allocating any new assets to Hotchkis and Wiley Capital Management, LLC, as they have reached their capacity limit for large cap value assets. The Manager intends to allocate all new assets, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, LLC and Metropolitan West Capital Management, LLC.



The Fund's sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):



- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the

---------------

(1)  The Russell 1000 (R) Index is a service mark of Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96..........................................................   21.09%
97..........................................................   26.48%
98..........................................................    6.17%
99..........................................................   -4.62%
00..........................................................   11.44%
01..........................................................    2.10%
02..........................................................  -15.89%
03..........................................................   35.76%
04..........................................................   19.43%
05..........................................................    9.93%



Highest Quarterly Return:                19.92%
  (1/1/96 through 12/31/05)        (2nd Quarter 2003)
Lowest Quarterly Return:                -18.63%
  (1/1/96 through 12/31/05)        (3rd Quarter 2002)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------
                                        AS OF 12/31/05
                                 ----------------------------
                                 1 YEAR   5 YEARS    10 YEARS
                                 ------   --------   --------
RETURN BEFORE TAXES              9.93%     8.89%      10.22%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  9.07%     8.23%       8.25%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    7.40%     7.42%       7.91%
-------------------------------------------------------------
Linked S&P 500/Citigroup Value
  Index(1)                       6.16%     2.50%       9.42%
S&P 500 Index(2)                 4.91%     0.55%       9.07%
Lipper Multi-Cap Value Funds
  Index                          6.33%     6.25%       9.91%



(1) The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index ("Barra Index") up to October 31, 2005 and the S&P 500/Citigroup Value Style Index ("Citigroup Index") thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500.


(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.30
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.60%
                                                       ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR....................................   $61
3 YEARS...................................  $192
5 YEARS...................................  $335
10 YEARS..................................  $750



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON

LARGE CAP GROWTH FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000 Index at the time of investment. The Russell 1000(R) Index(1) measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2006, the market capitalizations of the companies in the Russell 1000 Index ranged from $591 million to $399 billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks") that the investment sub-advisors believe have above-average growth potential.


The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisors:

  Goldman Sachs Asset Management, L.P. ("GSAM")

  J.P. Morgan Investment Management Inc. ("J.P. Morgan")


GSAM utilizes quantitative techniques and fundamental research in seeking to maximize its portion of the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000(R) Growth Index.(1) GSAM attempts to structure a portfolio that overweights stocks that it believes are attractively valued and profitable with positive momentum, better than average quality earnings and positive sentiment.


J.P. Morgan attempts to allocate its portion of the Fund's assets across industries in weightings similar to those of the Russell 1000 Growth Index. Within each industry, J.P. Morgan modestly overweights stocks that it determines to be undervalued or fairly valued, while modestly underweighting or not holding stocks that appear overvalued.

The Fund's investment strategies are likely to result in a portfolio turnover rate greater than 100%. Portfolio turnover is a measure of the Fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. Frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

GROWTH COMPANIES RISK
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth com-

---------------

(1) Russell 1000(R) Index and Russell 1000(R) Growth Index are service marks of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

pany stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Large-Cap Growth Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................  -20.97%
02..........................................................  -29.03%
03..........................................................   31.52%
04..........................................................    9.38%
05..........................................................    3.70%



Highest Quarterly Return:                 14.97%
  (1/1/01 through 12/31/05)         (4th Quarter 2001)
Lowest Quarterly Return:                 -21.98%
  (1/1/01 through 12/31/05)         (1st Quarter 2001)



                              AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------
                                     AS OF 12/31/05
                           ----------------------------------
                                              SINCE INCEPTION
                           1 YEAR   5 YEAR       (7/31/00)
                           ------   -------   ---------------
RETURN BEFORE TAXES        3.70%    -3.50%         -7.41%
RETURN AFTER TAXES ON
  DISTRIBUTIONS            3.62%    -3.57%         -7.47%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES           2.51%    -2.96%         -6.14%
-------------------------------------------------------------
Russell 1000(R) Growth
  Index(1)                 5.26%    -3.58%         -7.72%
Lipper Large-Cap Growth
  Funds Index              7.58%    -4.29%         -7.46%


(1) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.53%(1)
Distribution (12b-1) Fees                              0.00
Other Expenses                                         4.11
                                                       ----
Total Annual Fund Operating Expenses                   4.64%
                                                       ====
Expense Reimbursement                                  3.74%(2)
NET EXPENSES                                           0.90%(3)


(1) Management Fees have been restated to reflect current fees.


(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 0.90%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.90%.



(3) The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................     $92
3 YEARS.................................  $1,061
5 YEARS.................................  $2,038
10 YEARS................................  $4,510



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON

MID-CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies with market capitalizations between $1 billion and $10 billion at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisors:

  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")

  Pzena Investment Management, LLC ("Pzena")

In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap(TM) Index(1)):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow's portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or "deep" value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with "normal earnings" defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company's history and the history of its industry).

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

MID-CAPITALIZATION COMPANIES RISK
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and

---------------

(1)   The Russell Midcap Index is a trademark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.



Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2005. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Institutional Class of the Fund began offering its shares on November 30, 2005. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on June 30, 2004. In the chart and table below, performance results before November 30, 2005 are for the older class. The older class had a similar expense structure to the Institutional Class of the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/05

05..........................................................  9.05%


Highest Quarterly Return:                 3.37%
  (1/1/05 through 12/31/05)         (2nd Quarter 2005)
Lowest Quarterly Return:                  0.80%
  (1/1/05 through 12/31/05)         (1st Quarter 2005)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------
                                        AS OF 12/31/05
                                 ----------------------------
                                              SINCE INCEPTION
                                 1 YEAR          (6/30/04)
                                 ------       ---------------
RETURN BEFORE TAXES              9.05%            14.59%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  1.80%             9.39%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    7.20%             9.91%
-------------------------------------------------------------
Russell Midcap(TM) Value
  Index(1)                       12.65%           19.13%
Lipper Mid-Cap Value Funds
  Index                          8.75%            13.21%



(1) The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell
    1000 (R) Index. Russell Midcap Index is a trademark, and Russell 1000 Index is a service mark of Frank Russell Company.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.67%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.35(1)
                                                       ----
Total Annual Fund Operating Expenses                   1.02%
                                                       ====
Expense Reimbursement                                  0.01%(2)
NET EXPENSES                                           1.01%(3)



(1) Other Expenses are based on estimates for the current fiscal year.



(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 1.01%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after the inception date of the Fund. Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 1.01%.



(3) The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR..................................    $103
3 YEARS.................................    $324
5 YEARS.................................    $562
10 YEARS................................  $1,247




Portfolio Holdings
------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.




--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN BEACON

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, "stocks").


The Manager currently allocates the Fund's assets among eight investment sub-advisors:



  Barrow, Hanley, Mewhinney & Strauss, Inc.


  ("Barrow")



  Brandywine Asset Management, LLC


  ("Brandywine")



  Dreman Value Management, LLC ("Dreman")



  Hotchkis and Wiley Capital Management, LLC


  ("Hotchkis")



  Metropolitan West Capital Management, LLC ("MetWest Capital")



  Opus Capital Management, Inc. ("Opus")



  SSgA Funds Management, Inc. ("SSgA")



  The Boston Company Asset Management, LLC


  ("The Boston Company")



The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine, Dreman, MetWest Capital, Opus, SSgA and The Boston Company as their capacity commitments to the Fund permit.



The sub-advisors, except SSgA, select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000(R) Index(1)):



- above-average earnings growth potential,

- below-average price to earnings ratio, and


- below-average price to book value ratio.



SSgA pursues an enhanced index strategy, seeking to outperform the Russell 2000(R) Value Index (the "Index") by selecting stocks that are undervalued by the market and that possess superior earnings growth potential. In deciding to purchase or hold a stock, SSgA considers perspectives on the stock's growth potential and valuation as well as sentiment toward the stock by the market and the company's management. As an essential component of its investment process, SSgA attempts to control risk by constructing a portfolio with overall characteristics similar to the Index.


Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the

---------------

(1)   Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


99..........................................................  -4.79%
00..........................................................  18.99%
01..........................................................  27.99%
02..........................................................  -6.80%
03..........................................................  51.77%
04..........................................................  23.51%
05..........................................................   5.79%



Highest Quarterly Return:                24.86%
  (1/1/99 through 12/31/05)        (2nd Quarter 2003)
Lowest Quarterly Return:                -20.88%
  (1/1/99 through 12/31/05)        (3rd Quarter 2002)



                                 AVERAGE ANNUAL TOTAL RETURN
                              ----------------------------------
                                        AS OF 12/31/05
                              ----------------------------------
                                                 SINCE INCEPTION
                              1 YEAR   5 YEARS     (12/31/98)
                              ------   -------   ---------------
RETURN BEFORE TAXES           5.79%    18.79%        15.12%
RETURN AFTER TAXES ON
  DISTRIBUTIONS               4.76%    17.38%        13.77%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                 4.51%    15.81%        12.60%
----------------------------------------------------------------
Russell 2000(R) Value
  Index(1)                    4.71%    13.55%        12.53%
Lipper Small-Cap Value Funds
  Index                       7.46%    14.76%        12.92%


(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000 (R) Value Index is a service mark of the Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares


--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.50%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.37
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.87%
                                                       ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................     $89
3 YEARS.................................    $278
5 YEARS.................................    $482
10 YEARS................................  $1,073




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN BEACON

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.



The Fund's assets are currently allocated among four investment sub-advisors:


  Causeway Capital Management LLC

  Lazard Asset Management LLC

  Templeton Investment Counsel, LLC

  The Boston Company Asset Management, LLC
  ("The Boston Company")


The Manager does not anticipate allocating any new assets to Causeway Capital Management LLC, as they have reached their capacity limit for international large cap value assets. The Manager intends to allocate all new assets among Lazard Asset Management LLC, Templeton Investment Counsel, LLC and The Boston Company. The Boston Company has recently been selected as a sub-advisor to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under The Boston Company's management to approximate that of the other sub-advisors.


The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock's country, sector or industry):


- above-average return on equity or earnings growth potential,

- below-average price to earnings or price to cash flow ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund's risk exposure to adverse fluctuations in currency exchange rates.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of


--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK
Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96.............................   19.78%
97.............................    9.56%
98.............................   11.73%
99.............................   26.91%
00.............................   -4.14%
01.............................  -15.43%
02.............................  -14.09%
03.............................   41.88%
04.............................   23.92%
05.............................   11.10%



Highest Quarterly Return:                 21.82%
  (1/1/96 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -22.41%
  (1/1/96 through 12/31/05)         (3rd Quarter 2002)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------
                                       AS OF 12/31/05
                                 ---------------------------
                                 1 YEAR   5 YEARS   10 YEARS
                                 ------   -------   --------
RETURN BEFORE TAXES              11.10%    7.25%     9.73%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  9.78%     6.63%     8.47%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    8.92%     6.10%     7.99%
------------------------------------------------------------
EAFE Index(1)                    13.54%    4.55%     5.84%
Lipper International Funds
  Index                          15.67%    5.33%     7.74%


(1) The EAFE Index is an unmanaged index of international stock investment performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Shareholder Fees
(fees paid directly from your investment)


Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(2)


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.35%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.35
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.70%
                                                       ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the Master Trust.


(2) Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $72
3 YEARS...................................  $224
5 YEARS...................................  $390
10 YEARS..................................  $871




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN BEACON

EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:


- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:


- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;


- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index; or


- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment sub-advisors:

  Morgan Stanley Investment Management Inc. ("MSIM Inc.")

  The Boston Company Asset Management, LLC ("The Boston Company")

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund's risk exposure to adverse fluctuations in currency exchange rates.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity


--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK
Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.

EMERGING MARKETS RISK
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................   2.59%
02..........................................................  -3.66%
03..........................................................  57.80%
04..........................................................  24.70%
05..........................................................  28.68%



Highest Quarterly Return:                 25.88%
  (1/1/01 through 12/31/05)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.38%
  (1/1/01 through 12/31/05)         (3rd Quarter 2001)



                              AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------
                                     AS OF 12/31/05
                           ----------------------------------
                                              SINCE INCEPTION
                           1 YEAR   5 YEARS      (7/31/00)
                           ------   -------   ---------------
RETURN BEFORE TAXES        28.68%   20.14%        12.71%
RETURN AFTER TAXES ON
  DISTRIBUTIONS            25.46%   19.04%        11.74%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES           21.81%   17.58%        10.89%
-------------------------------------------------------------
MSCI Emerging Markets
  Index(1)                 34.00%   19.09%        12.61%
Lipper Emerging Markets
  Funds Index              32.65%   19.22%        12.79%


(1) The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some


--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.84%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.68
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  1.52%
                                                      ====


(1) Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $155
3 YEARS.................................    $480
5 YEARS.................................    $829
10 YEARS................................  $1,813




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN BEACON

S&P 500 INDEX FUND(1)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

INVESTMENT RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's (R)," "S&P (R)," "Standard & Poor's 500," "S&P 500 (R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.


--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund's shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


97..........................................................   33.09%
98..........................................................   28.87%
99..........................................................   20.70%
00..........................................................   -9.15%
01..........................................................  -12.12%
02..........................................................  -22.27%
03..........................................................   28.26%
04..........................................................   10.76%
05..........................................................    4.74%



Highest Quarterly Return:                 21.32%
  (1/1/97 through 12/31/05)         (4th Quarter 1998)
Lowest Quarterly Return:                 -17.43%
  (1/1/97 through 12/31/05)         (3rd Quarter 2002)



                               AVERAGE ANNUAL TOTAL RETURN
                            ----------------------------------
                                      AS OF 12/31/05
                            ----------------------------------
                                               SINCE INCEPTION
                            1 YEAR   5 YEARS     (12/31/96)
                            ------   -------   ---------------
RETURN BEFORE TAXES          4.74%    0.33%         7.46%
RETURN AFTER TAXES ON
  DISTRIBUTIONS              4.46%   -0.04%         7.04%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES             3.43%    0.12%         6.34%
--------------------------------------------------------------
S&P 500 Index(1)             4.91%    0.55%         7.63%
Lipper S&P 500 Objective
  Funds Index                4.65%    0.24%         7.34%


(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees(2)                                  0.045%
Distribution (12b-1) Fees                           0.000
Other Expenses                                      0.085
                                                    -----
TOTAL ANNUAL FUND OPERATING EXPENSES                0.130%
                                                    =====


(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2) This fee represents the total fees paid by the State Street Equity 500
    Index Portfolio to State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA's service as investment advisor.


Example
-------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $13
3 YEARS...................................   $42
5 YEARS...................................   $73
10 YEARS..................................  $166




--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

AMERICAN BEACON


SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------


Investment Objective

--------------------

To match the performance of the Russell 2000(R) Index(1) (the "Russell 2000" or "Index") as closely as possible before the deduction of Fund expenses.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master Small Cap Index Series of the Index Trust. The investment objective of the Master Small Cap Index Series may be changed without shareholder approval.


The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of January 31, 2006, the market capitalizations of the companies in the Russell 2000 Index ranged from $25 million to $4.8 billion. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Russell 2000. The Fund is also a non-diversified fund.


The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and may invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

---------------

(1)  Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                             27                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment advisor would like or at the price the investment advisor believes the security is currently worth.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

                                (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................    2.07%
02..........................................................  -20.37%
03..........................................................   46.90%
04..........................................................   17.91%
05..........................................................    4.51%



Highest Quarterly Return:                 23.23%
  (1/1/01 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -21.33%
  (1/1/01 through 12/31/05)         (3rd Quarter 2002)



                              AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------
                                     AS OF 12/31/05
                           ----------------------------------
                                              SINCE INCEPTION
                           1 YEAR   5 YEARS      (7/31/00)
                           ------   -------   ---------------
RETURN BEFORE TAXES        4.51%     8.03%         6.87%
RETURN AFTER TAXES ON
  DISTRIBUTIONS            4.10%     7.49%         6.33%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES           3.39%     6.73%         5.71%
-------------------------------------------------------------
Russell 2000 Index(1)      4.55%     8.22%         7.02%
Lipper Small-Cap Core
  Funds Index              7.56%     9.18%         8.78%


(1) The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.08%(2)
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.17
                                                      ----
Total Annual Fund Operating Expenses                  0.25%
                                                      ====
Fee Waiver                                            0.07%(2)
NET EXPENSES                                          0.18%


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master Small Cap Index Series.


(2) FAM has contractually agreed to waive a portion of its investment advisory fee through December 31, 2007. After such waiver, the Management Fee is 0.01%.




--------------------------------------------------------------------------------

About the Funds                        28                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because FAM has contractually agreed to waive fees only through December 31, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR....................................   $23
3 YEARS...................................   $86
5 YEARS...................................  $156
10 YEARS..................................  $361


Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             29                        About the Funds

AMERICAN BEACON

INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Morgan Stanley Capital International EAFE Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master International Index Series of the Index Trust. The investment objective of the Master International Index Series may be changed without shareholder approval.

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country's relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index's performance.

The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Index. The Fund is also a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund will, under normal circumstances, invest in all of the countries represented in the EAFE Index. The Fund may not, however, invest in all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with market indices or countries included within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return of the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate


--------------------------------------------------------------------------------

About the Funds                        30                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

the performance of the Index may not correlate precisely with the return of the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment advisor would like or at the price the investment advisor believes the security is currently worth.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Large-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................  -22.14%
02..........................................................  -15.65%
03..........................................................   38.87%
04..........................................................   20.12%
05..........................................................   13.58%



Highest Quarterly Return:                 19.48%
  (1/1/01 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -19.77%
  (1/1/01 through 12/31/05)         (3rd Quarter 2002)



                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/05
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS      (7/31/00)
                          ------   -------   ---------------
RETURN BEFORE TAXES       13.58%    4.47%         2.73%
RETURN AFTER TAXES ON
  DISTRIBUTIONS           12.99%    3.98%         2.21%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES           9.14%    3.59%         2.06%
------------------------------------------------------------
EAFE Index(1)             13.54%    4.59%         2.92%
Lipper International
  Large-Cap Core Funds
  Index                   13.84%    2.70%         0.99%


(1) Performance is that of the EAFE Index from inception through September 30, 2001 and from June 1, 2002 through December 31, 2002. Performance from October 1, 2001 through May 31, 2002 is that of the Provisional EAFE Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.01%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.22
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.23%
                                                      ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master International Index Series.


--------------------------------------------------------------------------------

Prospectus                             31                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR....................................   $24
3 YEARS...................................   $74
5 YEARS...................................  $130
10 YEARS..................................  $293




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        32                             Prospectus

AMERICAN BEACON

HIGH YIELD BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.


Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisor. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates all of the Fund's assets to Post Advisory Group, LLC ("Post").

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.

The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, Post relies heavily on internal research and credit analysis. Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, Post may take short equity positions as a hedge against selected high yield bond positions.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.


--------------------------------------------------------------------------------

Prospectus                             33                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

MARKET TIMING RISK
Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.

HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

SECURITIES SELECTION RISK
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper High Current Yield Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................   8.99%
02..........................................................   7.19%
03..........................................................  18.49%
04..........................................................   9.37%
05..........................................................   2.30%



Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/05)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/05)         (3rd Quarter 2001)




--------------------------------------------------------------------------------

About the Funds                        34                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


                              AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------
                                     AS OF 12/31/05
                           ----------------------------------
                                              SINCE INCEPTION
                           1 YEAR   5 YEARS     (12/29/00)
                           ------   -------   ---------------
RETURN BEFORE TAXES        2.30%     9.14%         9.13%
RETURN AFTER TAXES ON
  DISTRIBUTIONS            -0.44%    5.94%         5.93%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES           1.68%     5.93%         5.92%
-------------------------------------------------------------
Citigroup High-Yield
  Market Index(1)          2.08%     8.93%         8.93%
Citigroup High-Yield
  Capped Index(2)          2.65%       N/A           N/A
Lehman Bros. High Yield
  Index(3)                 2.74%     8.86%         8.86%
Lipper High Current Yield
  Funds Index              3.00%     6.76%         6.76%



(1) The Citigroup High-Yield Market Index ("Citigroup Index") has replaced the Lehman Brothers U.S. Corporate High Yield Index as the Fund's broad-based market index, because the Manager has access to better statistical and performance information for the Citigroup Index. The Citigroup Index is an unmanaged index of fixed income securities with a maximum credit rating of BB+, a minimum amount outstanding of $100 million, and at least 1 year to maturity.



(2) The Citigroup High-Yield Market Capped Index ("Citigroup
    Capped Index") is an unmanaged index of fixed income securities with a maximum credit rating of BB+, a minimum amount outstanding of $100 million, and at least 1 year to maturity. The total par amount outstanding for each issuer in the Citigroup Capped Index is capped at $5 billion, which results in a more diversified index of securities that more closely reflects the Fund's issuer diversification. The Citigroup Capped Index has an inception date of 1/2/02.



(3) The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed income securities with a maximum credit rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.51%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.33
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.84%
                                                      ====





Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ................................     $86
3 YEARS................................    $268
5 YEARS................................    $466
10 YEARS...............................  $1,037




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             35                        About the Funds

AMERICAN BEACON

INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").


The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or Barrow, may retain a security that has been downgraded below the initial investment criteria.


In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.


The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.


Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in


--------------------------------------------------------------------------------

About the Funds                        36                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager or Barrow for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Institutional Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund no longer in operation began offering its shares on September 15, 1997. In the chart and table below, performance results before March 1, 1999 are for the other class. Because the other class had slightly higher expenses, its performance was slightly lower than the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


98..........................................................   8.57%
99..........................................................  -2.34%
00..........................................................  10.74%
01..........................................................   8.45%
02..........................................................   8.59%
03..........................................................   4.11%
04..........................................................   4.02%
05..........................................................   2.43%



Highest Quarterly Return:                 4.72%
  (1/1/98 through 12/31/05)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -2.75%
  (1/1/98 through 12/31/05)         (2nd Quarter 2004)



                            AVERAGE ANNUAL TOTAL RETURN
                        ------------------------------------
                                   AS OF 12/31/05
                        ------------------------------------
                                             SINCE INCEPTION
                        1 YEAR    5 YEARS       (9/15/97)
                        ------    -------    ---------------
RETURN BEFORE TAXES     2.43%      5.49%          5.88%
RETURN AFTER TAXES ON
  DISTRIBUTIONS         0.84%      3.66%          3.64%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND
  SALE OF FUND SHARES   1.57%      3.59%          3.63%
------------------------------------------------------------
Lehman Bros. Aggregate
  Index(2)              2.43%      5.87%          6.36%(1)
Lipper Intermediate
  Investment Grade
  Index                 2.28%      5.67%          5.89%


(1) The Since Inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale


--------------------------------------------------------------------------------

Prospectus                             37                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.06
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.31%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $32
3 YEARS...................................  $100
5 YEARS...................................  $174
10 YEARS..................................  $393




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        38                             Prospectus

AMERICAN BEACON

SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

Currently, the Manager is the sole investment advisor to the Fund.


The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.


In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.


The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.


Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


--------------------------------------------------------------------------------

Prospectus                             39                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96..........................................................   4.04%
97..........................................................   7.00%
98..........................................................   5.63%
99..........................................................   3.07%
00..........................................................   7.97%
01..........................................................   8.49%
02..........................................................   5.06%
03..........................................................   3.40%
04..........................................................   1.51%
05..........................................................   1.86%



Highest Quarterly Return:                 3.34%
  (1/1/96 through 12/31/05)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.03%
  (1/1/96 through 12/31/05)         (2nd Quarter 2004)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/05
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            1.86%      4.03%      4.78%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                0.25%      2.09%      2.43%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  1.20%      2.28%      2.60%
------------------------------------------------------------
Merrill Lynch 1-3 Yr
  Gov./Corp. Index(1)          1.75%      4.06%      5.03%
Lipper Short Investment Grade
  Bond Funds Index             1.76%      3.52%      4.51%


(1) The Merrill Lynch 1-3 Year Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

About the Funds                        40                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.08
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.33%
                                                      ====



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR...................................   $34
3 YEARS..................................  $106
5 YEARS..................................  $185
10 YEARS.................................  $418



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             41                        About the Funds

AMERICAN BEACON

TREASURY INFLATION PROTECTED SECURITIES FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Inflation protection and income.


Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in inflation-indexed debt securities issued by the U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Up to 20% of the Fund's assets may be invested in inflation-indexed debt securities issued by U.S. Government agencies or instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government), foreign governments, their agencies or instrumentalities, or U.S. and foreign corporations, as well as fixed income securities that are not indexed to inflation.

Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted in order to provide a total return exceeding inflation over the long term. Each inflation-indexed security is tied to a particular inflation index, such as the Consumer Price Index in the U.S. or a comparable measure of inflation in a foreign country. As changes occur in the inflation rate, as represented by the designated index, the value of the security's principal is adjusted by the same proportion. Interest payments are calculated by multiplying the security's fixed coupon rate determined at issuance by the adjusted principal and dividing by the number of interest payments per year.

The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisors:

  Brown Brothers Harriman & Co. ("BBH")

  NISA Investment Advisors, LLC ("NISA")


The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as other securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security.


BBH employs a fundamental, bottom-up investment strategy coupled with clearly defined risk parameters designed to capture inefficiencies in the inflation-indexed securities market. NISA's investment process combines strategic (top-down) and tactical (bottom-up) analysis to determine a strategy whose goal is to outperform the Fund's benchmark. The sub-advisors may use derivative instruments, such as futures contracts, options and swap agreements as a hedge against interest rate or foreign currency fluctuations.

Under normal circumstances, the Fund's dollar-weighted average maturity is expected to be between five and twenty years. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations that are not inflation-indexed. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. Although the inflation-indexed securities held by the Fund are protected against loss in principal value due to inflation, their prices will be affected by fluctuations in real interest rates. The price of a fixed income security is also affected by its maturity. Securities with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
Securities issued directly by the U.S. Government are backed by the full faith and credit of the U.S. Government. However, securities issued by U.S. Government agencies and instrumentalities are not necessarily subject to the same guarantee. The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

INCOME RISK
Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of


--------------------------------------------------------------------------------

About the Funds                        42                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

the Fund's distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

DEFLATION RISK
In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

DERIVATIVES RISK
The use of derivative instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

FOREIGN INVESTING RISK
The Fund may invest a portion of its assets in securities issued by foreign governments or foreign corporations. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.



Historical Performance

-----------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2005. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Treasury Inflation-Protected Securities Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)




               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/05



05..........................................................   1.86%



Highest Quarterly Return:                 2.39%
  (1/1/05 through 12/31/05)         (2nd Quarter 2005)
Lowest Quarterly Return:                  -0.72%
  (1/1/05 through 12/31/05)         (1st Quarter 2005)



                                            AVERAGE ANNUAL
                                             TOTAL RETURN
                                          ------------------
                                            AS OF 12/31/05
                                          ------------------
                                                     SINCE
                                                   INCEPTION
                                          1 YEAR   (6/30/04)
                                          ------   ---------
RETURN BEFORE TAXES                       1.86%      3.87%
RETURN AFTER TAXES ON DISTRIBUTIONS       -0.23%     1.90%
RETURN AFTER TAXES ON DISTRIBUTIONS AND
  SALE OF FUND SHARES                     1.20%      2.17%
------------------------------------------------------------
Lehman Bros. 1-10 Yr. U.S. TIPS Index(1)  1.88%      4.57%
Lipper TIPS Index                         2.73%      6.44%



(1) The Lehman Brothers 1-10 Year U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury inflation-indexed securities with maturities between one and ten years.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                             43                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Inflation Protected Securities Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.21%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.18
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.39%
                                                       ====





Example

-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR ...................................   $40
3 YEARS...................................   $82
5 YEARS...................................  $171
10 YEARS..................................  $269




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        44                             Prospectus

AMERICAN BEACON

MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment advisor to the Fund.

The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase.

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

- The yield paid by the Fund may be affected by the Manager's decisions regarding the Fund's average dollar-weighted maturity. If the Manager sets the Fund's maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund's yield could be less than other money market funds.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.



--------------------------------------------------------------------------------

Prospectus                             45                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may visit the Funds' website at www.americanbeaconfunds.com or call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96..........................................................  5.50%
97..........................................................  5.64%
98..........................................................  5.56%
99..........................................................  5.18%
00..........................................................  6.45%
01..........................................................  4.15%
02..........................................................  1.67%
03..........................................................  0.97%
04..........................................................  1.20%
05..........................................................  3.06%



Highest Quarterly Return:                   1.65%
  (1/1/96 through 12/31/05)       (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                    0.21%
  (1/1/96 through 12/31/05)          (3rd Quarter 2003)



 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/05
-----------------------------
1 YEAR    5 YEARS    10 YEARS
------    -------    --------
3.06%      2.21%      3.92%




Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.10%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.18
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.28%
                                                      ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $29
3 YEARS...................................   $90
5 YEARS...................................  $157
10 YEARS..................................  $356




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.


--------------------------------------------------------------------------------

About the Funds                        46                             Prospectus

The Manager

-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2005, the Manager had approximately $42.7 billion of assets under management, including approximately $18.7 billion under active management and $24.0 billion as named fiduciary or financial advisor. Approximately $22.6 billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager


- develops the investment programs for each Fund,

- selects and changes sub-advisors and master portfolios, where applicable (subject to requisite approvals),

- allocates assets among sub-advisors,

- monitors the sub-advisors' and master portfolio advisors' investment programs and results,

- coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the Emerging Markets, International Equity, High Yield Bond, S&P 500 Index, Small Cap Index, International Equity Index, and Treasury Inflation Protected Securities Funds, invests the portion of Fund assets that the sub-advisors determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:


- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the Index Funds.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Large Cap Growth, Mid-Cap Value, Small Cap Value, International Equity, Emerging Markets, High Yield Bond, Intermediate Bond and Treasury Inflation Protected Securities Funds pay the Manager the amounts due to their respective sub-advisors. The Manager then remits these amounts to the sub-advisors.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The management fees paid by the Funds for the fiscal year ended October 31, 2005, net of reimbursements and shown as a percentage of average net assets, were as follows:



                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Balanced.............................    0.28%
Large Cap Value......................    0.30%
Large Cap Growth.....................    0.56%
Mid-Cap Value........................    0.67%
Small Cap Value......................    0.50%
International Equity.................    0.35%
Emerging Markets.....................    0.84%
High Yield Bond......................    0.51%
Intermediate Bond....................    0.25%
Short-Term Bond......................    0.25%
TIPS.................................    0.21%



The management fees paid by the Money Market Fund for the fiscal year ended December 31, 2005 were 0.10% of average net assets.



A discussion of the Board's consideration and approval of the Management Agreement between the Funds and the Manager and the Investment Advisory Agreements between the sub-advisors and the Manager will be available in the Funds' next semi-annual report (dated June 30, 2006 for the S&P 500 Index, Small Cap Index, International Equity Index, TIPS, and Money Market Funds and April 30, 2006 for all other Funds).


William F. Quinn and Nancy A. Eckl are the leaders of the Manager's portfolio management team that has joint responsibility for the day-to-day management of the Funds, except for the Short-Term Bond and Money Market Funds. Mr. Quinn and Ms. Eckl are responsible for developing each Fund's investment program and recommending sub-advisors to the Funds' Board of Trustees. In addition, Ms. Eckl, in conjunction with the team members listed below, oversees the sub-advisors, reviews each sub-advisor's performance and allocates the Funds' assets among the sub-advisors and the Manager, as applicable.


FUNDS UNDER MANAGEMENT               TEAM MEMBERS
----------------------               ------------
Balanced, Large Cap Value, Mid-Cap
  Value, Small Cap Value, and
  Intermediate Bond................  Adriana R. Posada
Large Cap Growth, S&P 500 Index,
  Small Cap Index, and
  International Equity Index.......  Cynthia Thatcher
International Equity, Emerging
  Markets, High Yield Bond, and
  Treasury Inflation Protected
  Securities.......................  Kirk L. Brown


Mr. Quinn is President of the Manager and has served on the portfolio management team since the inception of the Funds in 1987. Ms. Eckl has served on the portfolio management team since becoming Vice President of


--------------------------------------------------------------------------------

Prospectus                             47                        About the Funds

Trust Investments for the Manager in May 1995. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Ms. Thatcher is Manager of Trust Investments and became a member of the team upon joining the Manager in December 1999. Mr. Brown is Manager of International and Private Investments, and he has served on the portfolio management team since February 1994. The Funds' Statement of Additional Information ("SAI") provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.

Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond and Money Market Funds and a portion of the fixed income assets of the Balanced and Intermediate Bond Funds. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for each Fund under his management. In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced, Intermediate Bond and Short-Term Bond Funds includes Patrick A. Sporl and Gyeong Kim. Mr. Sporl has served as the Senior Portfolio Manager to the Balanced Fund since September 2001 and to the Intermediate Bond and Short-Term Bond Funds since January 1999. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Funds' holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced Fund, Intermediate Bond and Short-Term Bond Funds since November 2002. Prior to becoming a Portfolio Manager, Ms. Kim had been the Manager of Credit Research and Analysis for the Manager since June 1998. She has responsibility for credit and relative value analysis of corporate bonds. The Funds' SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Funds they manage and their compensation.


SSgA


----

The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the "State Street Portfolio"), which is managed by SSgA. SSgA is located at One Lincoln Street, Boston, Massachusetts 02111. As of December 31, 2005, SSgA managed approximately $96.7 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.4 trillion in assets. SSgA serves as investment advisor, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Portfolio. As compensation for SSgA's services as investment advisor and State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the State Street Portfolio, including ordinary audit and legal expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the State Street Portfolio.



SSgA manages the Equity 500 Index Portfolio using a team of investment professionals. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within the Portfolio. Key professionals involved in the day-to-day portfolio management for the Equity 500 Index Portfolio include the following: Michael Feehily and John Tucker. Mr. Feehily is a Principal of State Street Global Advisors and SSgA, and head of the U.S. Equity Team within the Global Structured Products Team. Mr. Feehily joined SSgA in 1997 and has managed the Portfolio since its inception in 2000. Mr. Tucker is a Principal of State Street Global Advisors and SSgA, and a Unit Head for the firm's Exchange Traded Funds Management Team. Mr. Tucker joined the firm in 1988 and has managed the Portfolio since its inception in 2000. The Funds' SAI provides additional information about Mr. Feehily and Mr. Tucker, including other accounts they manage, their ownership in the Portfolio and their compensation.



Fund Asset Management

---------------------

The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust") with similar names and identical investment objectives. The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership, the partners of which are Merrill Lynch & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Assets under management as of January 31, 2006 were approximately $560 billion. FAM serves as investment advisor to the Index Trust. As compensation for providing investment advisory services (and for assuming ordinary operating expenses), FAM receives an annualized fee of 0.08% of the average daily net assets of the Master Small Cap Index Series and 0.01% of the average daily net assets of the International Index Series. However, FAM has contractually agreed to waive the fee for the Master Small Cap Index Series down to 0.01%, as long as the administrative fee of the Merrill Lynch Fund, which also invests in the Master Small Cap Index Series, is maintained at 0.29%.


The Master Small Cap Index Series and the Master International Index Series (the "Series") are managed by the Merrill Lynch Investment Managers, L.P. ("MLIM") Quantitative Index Management Team. The members of the team are Vincent J. Costa, Jeffrey L. Russo, and Debra L. Jelilian. The team is jointly responsible for the day-to-day management of the Series. Mr. Costa is the overall investment supervisor for the Series, and Mr. Russo and Ms. Jelilian are primarily responsible for the day to day management of the Series' investments. Mr. Costa has been a Managing Director of MLIM since 2005 and was a Director of MLIM from 1999 to 2005, and he has been a member of the Series' management team



--------------------------------------------------------------------------------

About the Funds                        48                             Prospectus
since 2004. He is MLIM's Head of Quantitative Investments and has over nineteen years' experience in investing and in managing index investments. Mr. Russo has been a Director of MLIM since 2004 and was a Vice President thereof from 1999 to 2004. Mr. Russo has eleven years' experience as a portfolio manager and trader and has been a member of the Series' management team since 2000. Ms. Jelilian has been a Director of MLIM since 1999 and has been a member of the Series' management team since 2000. Ms. Jelilian has fourteen years' experience in investing and in managing index investments. The Funds' SAI provides additional information about Mr. Costa, Mr. Russo and Ms. Jelilian, including other accounts they manage, their ownership in the Series and their compensation.


The Sub-Advisors
----------------
The Manager is the sole investment advisor to the Money Market Fund and the Short-Term Bond Fund. Except for these Funds, each Fund's assets are allocated among one or more sub-advisors by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another sub-advisor. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisors. Each sub-advisor has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the Master Trust, approval of the Master Trust Board. The Prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is terminated.

Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Funds. The Funds' SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.



BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2005, Barrow had discretionary investment management authority with respect to approximately $55 billion of assets, including approximately $1.7 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-advisor to the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds. The Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.


Barrow manages client assets on a team basis for their equity and fixed income strategies. The members of the team for each Fund are listed below.

NAME AND TITLE OF             LENGTH OF SERVICE     BUSINESS EXPERIENCE
PORTFOLIO MANAGERS                 TO FUND             PAST 5 YEARS
------------------            -----------------  -------------------------
Balanced & Large Cap Value
 Funds
James P. Barrow
 Portfolio Manager/Partner     Since Inception   Portfolio Manager/Barrow
Mid-Cap Value Fund
James P. Barrow
 Portfolio Manager/Partner     Since Inception   Portfolio Manager/Barrow
Mark Giambrone
 Portfolio Manager/Partner     Since Inception      Portfolio Manager/
                                                         Barrow(1)
Small Cap Value Fund
James S. McClure
 Portfolio Manager               Since 2003      Portfolio Manager/Barrow
John P. Harloe
 Portfolio Manager               Since 2003      Portfolio Manager/Barrow
Balanced & Intermediate Bond
 Funds
John S. Williams
 Portfolio Manager             Since Inception   Portfolio Manager/Barrow
David H. Hardin
 Portfolio Manager             Since Inception   Portfolio Manager/Barrow
J. Scott McDonald
 Portfolio Manager               Since 1994      Portfolio Manager/Barrow
Mark C. Luchsinger
 Portfolio Manager               Since 1996      Portfolio Manager/Barrow
Deborah A. Petruzzelli
 Portfolio Manager               Since 2002      Barrow/Victory Capital(2)

(1) Prior to 2002, Mark Giambrone was an equity analyst with Barrow.

(2) Prior to joining Barrow in 2002, Debbie Petruzzelli was a portfolio manager with Victory Capital.


Barrow's equity portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the large, mid, and small cap segments of the market. Individual equity security holdings and their weightings in Barrow's portion of the Balanced, Large Cap Value, Mid-Cap Value, and Small Cap Value Funds are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in a Fund rests with the portfolio manager for large cap, and with the management team for mid and small cap strategies. While all of Barrow's equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of the team. This serves as an internal mentoring process, in addition to assuring that Barrow has adequate coverage across all sectors and market capitalization ranges.

Barrow manages its fixed income portion of the Balanced and Intermediate Bond Funds using a team approach, with investment strategy decisions resulting from a consensus of its fixed income professionals -- five senior portfolio managers and two dedicated research analysts. All five portfolio managers are generalists, but each also has specific responsibilities for strategic focus on particular aspects of the marketplace and the portfolio structure strategy. Fixed income research responsibilities are divided among the team members, each specializing in areas in which they have particular expertise and interest. Individual bond selec-



--------------------------------------------------------------------------------

Prospectus                             49                        About the Funds
tion decisions are also consistently made across all portfolios having similar investment objectives.

BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment advisory firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2005, Brandywine had assets under management totaling approximately $26.3 billion, including approximately $2.6 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.



                     Brandywine Portfolio Managers for the
                       Balanced and Large Cap Value Funds
                       ----------------------------------

Paul R. Lesutis, CFA, Managing Director, is a member of Brandywine's Executive Committee and serves as lead Portfolio Manager of Brandywine's fundamental large cap value equity strategy. In addition, he is responsible for research coverage of the Banks and Paper & Forest Products sectors, contributing insight and stock recommendations to all of Brandywine's domestic equity products. Mr. Lesutis joined Brandywine in 1991 and has served as lead portfolio manager to Brandywine's portion of the Balanced and Large Cap Value Funds since 1996.

Earl J. Gaskins, Managing Director, is a lead Portfolio Manager for Brandywine's large cap value and socially responsible large cap value equity strategies and is Co-Manager for the fundamental large cap value equity strategy. He is responsible for research coverage of the Chemicals and Energy sectors, contributing industry insight and stock recommendations to all of Brandywine's equity products. Mr. Gaskins has been with Brandywine since 1996 and has co-managed Brandywine's portion of the Balanced and Large Cap Value Funds since 1996.

Stephen S. Smith, Executive Vice President, is a member of Brandywine's Executive Committee, serves as co-lead Portfolio Manager for Brandywine's fixed income and balanced strategies and also contributes his extensive knowledge of global markets and currencies to support the research efforts for international/global value equity strategies. Mr. Smith is also a member of Brandywine's large cap value equity team and is responsible for research coverage of the Tobacco, Healthcare, and Financial Services industries, contributing insight and stock recommendations to all of Brandywine's equity products. He joined Brandywine in 1991 and has served as a portfolio manager to Brandywine's portion of the fixed income portion of the Balanced Fund since April 1996.


                     Brandywine Portfolio Managers for the
                              Small Cap Value Fund
                              --------------------

Henry F. Otto, Managing Director, is the founder and Co-Manager for Brandywine's diversified value equity strategy and assists in ongoing research into value investing and designing quantitative evaluation tools. Mr. Otto is a member of Brandywine's Executive Committee and currently serves as the Committee's Chair. He joined Brandywine in 1987 and has served as a portfolio manager to Brandywine's portion of the Small Cap Value Fund since December 1998.
Steven M. Tonkovich, Managing Director, is a member of Brandywine's Executive Committee, serves as Co-Manager for Brandywine's diversified value equity strategy and is integral to ongoing research into value investing, to designing quantitative evaluation tools and to managing Brandywine's information systems. Mr. Tonkovich has been with Brandywine since 1989 and has served as a portfolio manager to Brandywine's portion of the Small Cap Value Fund since December 1998.

BROWN BROTHERS HARRIMAN & CO. ("BBH"), 140 Broadway, New York, New York 10005, is a privately held bank established in 1818. BBH has established a separately identifiable department, Brown Brothers Harriman Mutual Fund Advisory Department ("BBHMFAD") to provide investment advice to mutual funds. As of December 31, 2005, BBH managed approximately $40.0 billion and BBHMFAD managed approximately $5.1 billion in assets, including approximately $15 million of assets of AMR Corporation and its subsidiaries and affiliated entities. BBH serves as a sub-advisor to the Treasury Inflation Protected Securities Fund.

James John Evans, Portfolio Manager for BBH and BBHMFAD, has managed a portion of the Treasury Inflation Protected Securities Fund since its inception in June 2004. Mr. Evans has served as a Portfolio Manager to BBH since 1996 and BBHMFAD since 2001.

CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is an international and global equity investment management firm. Causeway began operations in June 2001. As of December 31, 2005, Causeway had approximately $14.8 billion in assets under management, including approximately $1.5 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-advisor to the International Equity Fund.



Causeway's portion of the International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan Eng and Kevin Durkin.



Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. ("MLIM") since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has co-managed the Fund since May 1993.



Harry W. Hartford is the President of Causeway and is responsible for research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001. Prior to that, he was with the Hotchkis and Wiley division of MLIM since 1996, where he was a Managing Director and co-head of the International and




--------------------------------------------------------------------------------

About the Funds                        50                             Prospectus

Global Value Equity Team in Los Angeles. Mr. Hartford has co-managed the Fund since May 1994.



James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with the Hotchkis and Wiley division of MLIM since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has co-managed the Fund since January 2006.



Jonathan Eng is a Vice President of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has co-managed the Fund since January 2006.



Kevin Durkin is a Vice President of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with the Hotchkis and Wiley division of MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has co-managed the Fund since January 2006.



DREMAN VALUE MANAGEMENT, LLC ("DREMAN"), Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311, is an independently owned investment advisor founded in 1997, with predecessor firms dating back to 1977. As of December 31, 2005, Dreman had approximately $14.5 billion of assets under management, which included approximately $355 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Dreman serves as a sub-advisor to the Small Cap Value Fund.



David N. Dreman is the Co-Lead Portfolio Manager for Dreman's portion of the Small Cap Value Fund. Mr. Dreman has over 30 years of investment experience and has served as Chairman and Chief Investment Officer of Dreman and its predecessor firms since 1977. Nelson Woodard is the Co-Lead Portfolio Manager for Dreman's portion of the Small Cap Value Fund. Mr. Woodard has over 20 years of investment experience and has served as Managing Director and Senior Portfolio Manager of Dreman since 2001. From 2000 to 2001, he was the Vice President of Asset Allocation and Quantitative Analysis at Prudential Investments. Mr. Dreman and Mr. Woodard have managed Dreman's portion of the Small Cap Value Fund since August 2005.



GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM"), 32 Old Slip, New York, New York 10005, has been registered as an investment advisor with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of December 31, 2005, GSAM along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $496.1 billion, including approximately $33.3 million of assets of AMR Corporation and its subsidiaries and affiliates entities. GSAM serves as a sub-advisor to the Large Cap Growth Fund.


Melissa R. Brown, Managing Director, is a Senior Portfolio Manager responsible for U.S. portfolios for GSAM's Global Quantitative Equity (GQE) Group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined Goldman in 1998 and began co-managing GSAM's portion of the Large Cap Growth Fund as of its inception in July 2000.


Gary Chropuvka, Vice President, is Head of Portfolio Implementation for GSAM's GQE Group. He is responsible for the day-to-day implementation and trading of the Fund. Mr. Chropuvka is also a member of the GQE Investment Policy Committee. Gary joined GSAM in March 1998 working on private equity partnerships and became a co-manager to GSAM's portion of the Fund in July 2000.



HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-advisor to the Funds. As of December 31, 2005, Hotchkis had approximately $29.6 billion in assets under management, including approximately $1.3 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.


In addition to the Funds, Hotchkis manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of Hotchkis' investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. The culmination of this process is the formation of a "target portfolio" for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.

Although the Balanced, Large Cap Value and Small Cap Value Funds are managed by Hotchkis' investment team, Hotchkis has identified the five portfolio managers with the most significant responsibility for Hotchkis' portion of each Fund's assets. This list does not include all members of the investment team.


                      Hotchkis Portfolio Managers for the
                       Balanced and Large Cap Value Funds
                     -------------------------------------



--------------------------------------------------------------------------------

Prospectus                             51                        About the Funds

George Davis, Patricia McKenna, Sheldon Lieberman, Joe Huber, and Stan Majcher participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Mr. Davis, Ms. McKenna and Mr. Lieberman have authority to direct trading activity for the Funds. Mr. Huber and Mr. Majcher are jointly responsible for the day-to-day management of the Funds' cash flows, which includes directing the Funds' purchases and sales to ensure that the Funds' holdings remain reflective of the "target portfolio."


Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst and became a portfolio manager to Hotchkis' portion of the Funds at that time. Ms. McKenna, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst, at which time she began managing Hotchkis' portion of the Funds. Mr. Lieberman, currently Principal and Portfolio Manager, joined Hotchkis in 1994 as Portfolio Manager and Analyst and has managed Hotchkis' portion of the Funds since then. Mr. Huber, currently Principal, Portfolio Manager and Director of Research, joined Hotchkis in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research. He has been a portfolio manager to Hotchkis' portion of the Funds since 2000. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999. He has served as portfolio manager to Hotchkis' portion of the Funds since 1999.



                          Hotchkis Portfolio Managers
                          for the Small Cap Value Fund
                         ------------------------------

David Green, Jim Miles, Joe Huber, Stan Majcher, and George Davis participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Mr. Huber and Mr. Davis have authority to direct trading activity for Hotchkis' portion of the Fund. Mr. Green, Mr. Miles and Mr. Majcher are jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio."


Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed Hotchkis' portion of the Fund since 1999. Mr. Miles, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis' portion of the Fund since 1999. Mr. Huber, currently Principal, Portfolio Manager and Director of Research, joined Hotchkis in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research. He has been a portfolio manager to Hotchkis' portion of the Fund since 2000. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999, at which time he became a portfolio manager to Hotchkis' portion of the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis' portion of the Funds since 1999.


J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, is an indirect wholly owned subsidiary of JPMorgan Chase & Co. As of December 31, 2005, J.P. Morgan and its affiliates had approximately $847 billion in assets under management, including over $666 million of assets of AMR Corporation and its subsidiaries and affiliated entities. J.P. Morgan serves as a sub-advisor to the Large Cap Growth Fund.


Raffaele Zingone, Vice President, is a portfolio manager in J.P. Morgan's U.S. Equity Group with responsibility for management of J.P. Morgan's portion of the Large Cap Growth Fund since the Fund's inception in July 2000. Prior to his current role, he was a research analyst following the aerospace, environmental, and diversified manufacturing sectors. Upon joining J.P. Morgan in 1991, he was a quantitative equity analyst and later served as a U.S. equity portfolio manager in London and New York.


LAZARD ASSET MANAGEMENT LLC ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment advisor, is a subsidiary of Lazard Freres & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $77.6 billion as of December 31, 2005, including approximately $985.2 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-advisor to the International Equity Fund.


The following individuals comprise Lazard's International Equity management team, which is responsible for the day to day management of a portion of the International Equity Fund. Responsibility is shared equally among each member of the team.


John R. Reinsberg is a Deputy Chairman of Lazard with responsibility for international and global products. He also oversees the day-to-day operations of Lazard's International Equity investment team. He joined Lazard in 1992 and began working in the investment field in 1981. Mr. Reinsberg has managed Lazard's portion of the Fund since March 1999.

Gabrielle Boyle is a Senior Managing Director of Lazard. She is a Portfolio Manager on Lazard's International Equity team and a member of the London-based European Equity team. She joined Lazard in 1993 and has been working in the investment field since 1990. Ms. Boyle has managed Lazard's portion of the Fund since May 2003.

Michael A. Bennett is a Managing Director of Lazard and a Portfolio Manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. He joined Lazard in 1992 and has worked



--------------------------------------------------------------------------------

About the Funds                        52                             Prospectus
in the investment field since 1987. Mr. Bennett has managed Lazard's portion of the Fund since May 2003.
Michael Powers is a Managing Director of Lazard and a member of the International Equity, International Equity Select, and European Equity Select teams. He joined Lazard in 1990. Mr. Powers has managed Lazard's portion of the Fund since May 2003.


Michael G. Fry joined Lazard in 2005 as a Managing Director and is also a Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. From 1995 to 2005, Mr. Fry held several positions at UBS Global Asset Management, including Lead Portfolio Manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1987. He has managed Lazard's portion of the Fund since November 2005.



METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST CAPITAL"), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is an SEC registered investment advisor founded in 1997. The firm is majority owned by its key professionals and minority owned by Metropolitan West Financial, LLC. As of December 31, 2005, MetWest Capital had approximately $3.9 billion of assets under management, which included approximately $782 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-advisor to the Large Cap Value and Small Cap Value Funds.



Howard Gleicher oversees the MetWest Capital investment team with responsibility for a portion of the Large Cap Value Fund. Mr. Gleicher has served as Chief Investment Officer since MetWest Capital's inception in August 1997 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. In addition to Mr. Gleicher, the Large Cap Value Fund's investment team includes Gary W. Lisenbee, David M. Graham and Jeffrey Peck. Mr. Lisenbee has served as President since MetWest Capital's inception in August 1997 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. Mr. Graham has served as Research Analyst since September 2000 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. From May 2000 through September 2000, he was a Senior Portfolio Manager and Research Analyst at Wells Fargo. From 1987 through 1999, he served as Vice President and Director of Research at Palley-Needelman Asset Management, Inc. Mr. Peck has served as Research Analyst since March 2004 and has managed MetWest Capital's portion of the Large Cap Value Fund since that time. From 2002 to March 2004, he was an equity research analyst with Janney Montgomery Scott, LLC. From 1998 through November 2001, he served as an equity research analyst at Bear Stearns & Company, Inc.



Gary W. Lisenbee has primary responsibility for managing MetWest Capital's portion of the Small Cap Value Fund. He has managed the Fund since August 2005.



MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM INC."), 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated institutional asset management companies, managed assets of approximately $434.0 billion, including approximately $329.6 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as a sub-advisor to the Emerging Markets Fund.



MSIM Inc.'s Emerging Markets team manages a portion of the Emerging Markets Fund. Members of the team include Narayan Ramachandran and Ruchir Sharma, Managing Directors of MSIM Inc., and Paul Psaila, an Executive Director of MSIM Inc.



Narayan Ramachandran, who is the team's lead portfolio manager, has worked for MSIM Inc. since 1996 and has managed MSIM Inc.'s portion of the Fund since 2001. Ruchir Sharma has worked for MSIM Inc. since 1996 and has managed MSIM's portion of the Fund since its inception in 2000. Paul Psaila has worked for MSIM Inc. since 1994 and has managed MSIM's portion of the Fund since its inception in 2000.


MSIM Inc. manages all portfolios via a team approach. Their investment team is comprised of fifteen dedicated portfolio manager/analysts located in New York, Singapore and Mumbai (India) that have extensive experience in analyzing emerging markets equity securities for investors. MSIM Inc.'s regional teams (Asia ex-Japan, Latin America, Emerging Europe, Middle East, Africa, and India sub-continent) are responsible for stock selection. Narayan Ramachandran and Ruchir Sharma serve as co-lead portfolio managers, and as such are ultimately responsible for overall portfolio performance and construction. Narayan and Ruchir focus on country allocation relying heavily on input from regional teams (thirteen other portfolio managers are responsible for stock selection). Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on key sectors including telecommunications, technology, commodities and energy.


NISA INVESTMENT ADVISORS, LLC ("NISA"), 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105, is an employee-owned investment advisory firm that began managing assets in 1994. As of December 31, 2005, NISA had assets of approximately $24.6 billion under management, including approximately $1.8 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. NISA serves as a sub-advisor to the Treasury Inflation Protected Securities Fund.


NISA's Investment Committee develops the investment strategy for NISA's portion of the Treasury Inflation Protected Securities Fund. The Investment Committee comprises Dr. Jess Yawitz, Dr. William Marshall and Mr. Ken Lester. Dr. Yawitz is NISA's Chairman and Chief Executive Officer. Dr. Marshall is NISA's President. Mr. Lester is NISA's Director of Fixed Income. Each has held these or comparable positions since the firm's inception in 1994. Drs. Yawitz and Marshall lead the portfolio management team that has joint responsibility for the day-to-day management of NISA's portion of the Fund and oversee the personnel responsible for implementing the



--------------------------------------------------------------------------------

Prospectus                             53                        About the Funds
strategy. Although Mr. Lester is part of the Investment Committee, he has no other direct involvement with the Fund. Mohan Balachandran and Anthony Pope, Senior Investment Officers, Fixed Income Trading, are responsible for implementing NISA's strategy for the Fund on a day-to-day basis. Dr. Balachandran and Mr. Pope have served as Fixed Income Investment Officers since 1997 and 1999, respectively. The NISA portfolio management team has managed NISA's portion of the Fund since its inception in June 2004.


OPUS CAPITAL MANAGEMENT, INC. ("OPUS"), One West Fourth Street, Suite 415, Cincinnati, Ohio 45202, is an employee-owned registered investment advisor established in 1996. As of December 31, 2005, Opus had assets under management of approximately $1.1 billion, including approximately $435 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Opus serves as a sub-advisor to the Small Cap Value Fund.


The Investment Committee at Opus is comprised of Len Haussler, President & Portfolio Manager, Kevin Whelan, Vice President, and Jon Detter, Research Analyst. Opus has a team approach to the buying and selling of individual securities, and a consensus is usually formed before any purchase or sale of a security is initiated. If there is a lack of consensus, the Portfolio Manager makes the final decision. If the Portfolio Manager is out of the office and unavailable for consultation, the remaining members of the Investment Committee are authorized to make investment decisions.


Len A. Haussler co-founded Opus in 1996 and serves as the lead portfolio manager for the firm. Mr. Haussler develops the investment strategy, directs investments and oversees trading for all client portfolios. He has over 23 years of investment experience and has managed Opus' portion of the Small Cap Value Fund since January 2005.



Kevin P. Whelan has served as Vice President of Opus since 1998. He is primarily responsible for conducting research and directing trades. Mr. Whelan has over eight years of investment experience and has managed Opus' portion of the Fund since January 2005.



Jonathon M. Detter has served as Research Analyst for Opus since 2003. He is primarily responsible for conducting research and directing trades. Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP. He has over five years of investment and valuation experience and has managed Opus' portion of the Fund since January 2005.




POST ADVISORY GROUP, LLC ("POST"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority owned by Principal Global Investors, LLC. As of December 31, 2005, Post had assets under management totaling approximately $8 billion, including approximately $320 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-advisor to the High Yield Bond Fund.


As a firm, Post utilizes a co-manager system to protect the client and to ensure continuity of performance. The High Yield Bond Fund has been managed by Lawrence Post since its inception in December 2000, and Allan Schweitzer became co-manager in 2004. Lawrence Post, Chief Executive Officer, President and Chief Investment Officer of Post, has overall responsibility for the Fund's portfolio and investment process. Mr. Post has over 30 years of experience in the investment business, including 25 years in the high yield bond area. Mr. Schweitzer joined Post in 2000 from Trust Company of the West where he was a senior high yield analyst specializing in healthcare, media, and lodging research. He has over twelve years of experience in the high yield bond area.


PZENA INVESTMENT MANAGEMENT, LLC ("PZENA"), 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2005, Pzena had assets of approximately $16.8 billion under management, including approximately $21.4 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Pzena serves as a sub-advisor to the Mid-Cap Value Fund.



Investment decisions for the portion of the Mid-Cap Value Fund sub-advised by Pzena are made by a three-person investment team. The team consists of Richard
S. Pzena, John P. Goetz and Manoj Tandon. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.



Mr. Pzena is Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena. He has served on the portfolio management team since the inception of the Mid-Cap Value Fund in June 2004 and has been with Pzena since its inception in January 1996. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer of Pzena as of January 1, 2005. Prior to becoming Co-CIO, Mr. Goetz was Director of Research for Pzena. He has also served on the Fund's portfolio management team since its inception and has been with Pzena since 1996. Manoj Tandon is a Principal and Portfolio Manager at Pzena. Prior to joining Pzena in 2002, Mr. Tandon was Associate Analyst for the Global Software and IT Services Strategy team at Deutsche Bank and a member of its Enterprise Software Research team from 1999 to 2002. He began managing Pzena's portion of the Fund in January 2006.



SSGA FUNDS MANAGEMENT, INC. ("SSGA"), One Lincoln Street, Boston, Massachusetts 02111, is an SEC registered investment advisor and currently provides advisory services only to U.S. SEC registered investment companies. SSgA is a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company. As of December 31, 2005, SSgA had




--------------------------------------------------------------------------------

About the Funds                        54                             Prospectus
approximately $96.7 billion of assets under management. SSgA serves as a sub-advisor to the Small Cap Value Fund.




SSgA's portion of the Small Cap Value Fund is managed by a team of three portfolio managers who share responsibility for day-to-day management. The portfolio managers are dual employees of SSgA and State Street Global Advisors, the investment management division of State Street Bank and Trust Company. Ric Thomas has served as Deputy Department Head and Portfolio Manager in State Street Global Advisors' Enhanced Equity Group since 1998. Chuck Martin has served as a Portfolio Manager in the Enhanced Equity Group since 2001, prior to which, he was an equity analyst at SunTrust Equitable Securities. John O'Connell has served as a Portfolio Manager in the Enhanced Equity Group since April 2000. Prior to that time, Mr. O'Connell was an Investment Associate in State Street Global Advisors' Global Structured Products Group. Mr. Thomas, Mr. Martin and Mr. O'Connell have managed SSgA's portion of the Small Cap Value Fund since August 2005.



TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $464.8 billion in assets under management as of December 31, 2005. Of this amount, approximately $1.4 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-advisor to the International Equity Fund.


Gary P. Motyl has served as a portfolio manager to Templeton's portion of the International Equity Fund since the Fund's inception in August 1991. Mr. Motyl is President of Templeton and Chief Investment Officer of Templeton Institutional Global Equities. He joined Templeton in 1981.


THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2005 were $60.0 billion, including approximately $1.6 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-advisor to the Small Cap Value, International Equity and Emerging Markets Funds.



                          The Boston Company Portfolio
                     Managers for the Small Cap Value Fund
                           --------------------------

Joseph M. Corrado, Senior Vice President, is the lead portfolio manager for the US Small Cap Value Equity strategy for The Boston Company and he oversees the US Small Cap Value team. Mr. Corrado joined The Boston Company in 1986. Stephanie
K. Brandaleone, Vice President, and Edward R. Walter, Vice President, have served as US Small Cap Value Equity portfolio managers for The Boston Company since February 1999 and May 2004, respectively. Prior to becoming portfolio managers, both Ms. Brandaleone and Mr. Walter served as research analysts, and they continue to fulfill certain research responsibilities in conjunction with their portfolio management duties. Ms. Brandaleone's research role involves covering a broad range of industries and special situations, while Mr. Walter focuses on the Health Care, Technology, Business Services and Industrial sectors. Mr. Corrado, Ms. Brandaleone and Mr. Walter have managed a portion of the Small Cap Value Fund since September 2004.



                          The Boston Company Portfolio
                       Managers for the Emerging Markets
                         and International Equity Funds
                           --------------------------

D. Kirk Henry is the Director of International Value Equities for The Boston Company. He is the lead portfolio manager for the International Value and Emerging Markets strategies. Mr. Henry joined The Boston Company in 1994. He has served as a portfolio manager for a portion of the Emerging Markets Fund since August 2000 and a portion of the International Equity Fund since September 2004. Clifford A. Smith, Senior Vice President, and Carolyn M. Kedersha, Senior Vice President, have been with The Boston Company since 1998 and 1988, respectively. Prior to becoming portfolio managers in March 2003, they each served as research analysts. Mr. Smith has served as a portfolio manager for a portion of the International Equity Fund since September 2004, and Ms. Kedersha has served as a portfolio manager to a portion of the Emerging Markets Fund since March 2003. Both Mr. Smith and Ms. Kedersha continue to conduct research on a variety of regions and sectors. Mr. Smith focuses on global technology and European capital goods companies, while Ms. Kedersha targets companies located in the United Kingdom, Greece, Egypt, Turkey, Israel, Russia, and Latin America.
All other assets of AMR Corporation and its affiliates under management by each respective sub-advisor (except assets managed by Barrow and NISA under the HALO Bond Program) are considered when calculating the fees for each sub-advisor. Including these assets lowers the investment advisory fees for each applicable Fund.


Valuation of Shares
-------------------
The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Money Market Fund are valued in accordance with the amortized cost method, which is designed to enable that Fund to maintain a stable NAV of $1.00 per share. Equity securities are valued based on market value. Debt securities (other



--------------------------------------------------------------------------------

Prospectus                             55                        About the Funds
than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security's trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security's true market value. In addition, if a significant event, as determined by the Manager, that may affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund's NAV, fair value pricing would be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The Emerging Markets Fund, International Equity Fund and Master International Index Series often fair value securities as a result of significant events occurring after the close of the foreign markets in which these Funds invest. In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds' fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds' fair valuation procedures.


The NAV of Institutional Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Except for the Money Market Fund, each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The NAV per share for the Money Market Fund is typically determined as of 5:00 p.m. Eastern Time, on each day on which the Exchange is open for business. On days when the financial markets in which the Money Market Fund invests close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Money Market Fund is also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, the Money Market Fund, at its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between the Money Market Fund and another American Beacon Fund). Because the International Equity, Emerging Markets, and International Equity Index Funds (the "International Funds") invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds' shares.


ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------


Purchase and Redemption of Shares
---------------------------------


Eligibility
-----------

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including:


- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;

- employee welfare plans that are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code");

- qualified pension and profit sharing plans;

- cash and deferred arrangements under Section 401(k) of the Code;

- corporations; and

- other investors who make an initial investment of at least $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.


The Small Cap Value Fund closed to new investors as of the close of business on Friday, February 4, 2005. The Fund will continue to accept additional investments (including reinvestments of dividends and capital gains distributions) from: (1) shareholders of the Fund who had open accounts on February 4, 2005; (2) participants in most qualified retirement plans if the Fund was designated as an available option as of February 4, 2005; (3) investors who had previously committed to invest in the Fund but whose accounts were not yet funded as of February 4, 2005; and (4) existing accounts managed on a discretionary basis by registered investment advisors that included the Fund in their discretionary account program as of February 4, 2005. Investors through financial intermediaries who did not have a funded position through the intermediary prior to February 4, 2005 will not be allowed to establish a new position after that




--------------------------------------------------------------------------------

About Your Investment                  56                             Prospectus
date. In the case of mergers, reorganizations, acquisitions or other business combinations in which one or more companies involved in the transaction currently offer the Fund as an investment option to retirement plan participants, a company that, as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise), may request to add the Fund as an investment option under its retirement plan. In addition, there may be circumstances where a company currently offering the Fund as an investment option under its retirement plan may wish to consolidate available investment options under its plan and, as a result, transfer significant assets to the Fund. Such requests will be reviewed by the Manager on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders.



Opening an Account
------------------
A completed, signed application is required to open an account. You may obtain an application form by:


- calling 1-800-967-9009, or

- downloading an account application on the Funds' website at www.americanbeaconfunds.com.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and other documentation. The Funds are required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

         Mail to:             or Fax to:
  American Beacon Funds     (817) 931-8803
  4151 Amon Carter Blvd.
         MD 2450
   Fort Worth, TX 76155



Purchase Policies
-----------------

Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, the Money Market Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Money Market Fund are not offered and orders are not accepted on Columbus Day and Veterans Day.

                             PURCHASE ORDER DEADLINE
FUND                             (EASTERN TIME)
----                         -----------------------
Money Market                         5:00 p.m.*
All other Funds                      4:00 p.m.**

    *or such other time as may be designated by the Fund
   **or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks, money orders, cashier's checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.


Redemption Policies
-------------------
Shares of any Fund may be redeemed by telephone, via the Funds' website, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order, minus a redemption fee, if applicable. For assistance with completing a redemption request, please call 1-800-658-5811.
For the Money Market Fund, redemption requests received in good order by 3:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first) are generally transmitted to shareholders on the same day. For all other Funds, wire proceeds from redemption requests received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first) are generally transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund or Emerging Markets Fund that you have owned for less than 90 days. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in and out of the Fund. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee. The redemption fee is not imposed on shares acquired through the reinvestment of distributions or shares redeemed through pre-authorized automatic redemption plans. In addition, the redemption fee may not apply to arrangements through financial intermediaries. The redemption fee will be imposed on shares held in retirement plans to the extent that plan intermediaries are able to charge the fee to plan participants for credit to the applicable Fund. See the section titled Market Timing for additional information.




--------------------------------------------------------------------------------

Prospectus                             57                  About Your Investment

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.


Exchange Policies
-----------------
Shares of the Institutional Class of any Fund may be exchanged for shares of the Institutional Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled Purchase Policies and Redemption Policies for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds will not accept more than one exchange in and out of any Fund (except for the Money Market Fund) within any rolling 90-day period. The Funds reserve the right to terminate the exchange privilege of any shareholder who violates the limit on exchanges. In addition, the Funds may reject an exchange order or terminate the exchange privilege of a shareholder, if the Manager determines that the shareholder is investing in a Fund to profit in day-to-day fluctuations of the Fund's NAV, also known as market timing, regardless of whether the shareholder violated the Funds' stated policy on the frequency of exchanges. See the section titled Market Timing for additional information on the Funds' policies to deter market timing.



HOW TO PURCHASE SHARES
By Wire
If your account has been established, you may call
1-800-658-5811 or visit www.americanbeaconfunds.com (select
"My Account") to purchase shares by wire. Send a bank wire to State Street Bank and Trust Co. with these instructions:
- ABA# 0110-0002-8; AC-9905-342-3,
- Attn: American Beacon Funds-Institutional Class,
- the Fund name and Fund number, and
- shareholder's account number and registration.
By Check
- Make check payable to American Beacon Funds.
- Include the shareholder's account number, Fund name and Fund number on the check.
- Mail the check to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
By Exchange
Send a written request to the address above, visit www.americanbeaconfunds.com or call 1-800-658-5811 to exchange shares.
Via "My Account" on www.americanbeaconfunds.com
You may purchase shares by selecting "My Account" on www.americanbeaconfunds.com.




--------------------------------------------------------------------------------

About Your Investment                  58                             Prospectus

HOW TO REDEEM SHARES
By Telephone

- Call 1-800-658-5811 to request a redemption.
- Proceeds from redemptions placed by telephone will generally be transmitted by wire only, as instructed on the application form.
By Mail

Write a letter of instruction including:
- the Fund name and Fund number,
- shareholder account number,
- shares or dollar amount to be redeemed, and
- authorized signature(s) of all persons required to sign for the account.
  Mail to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
- Other supporting documents may be required for estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call
  1-800-658-5811 for instructions.
- Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.

To protect the Funds and your account from fraud, a STAMP
2000 Medallion signature guarantee is required for redemption orders:
- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
- for an account requesting payment by check whose address has changed within the last 30 days.

The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public cannot provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

By Exchange

Send a written request to the address above, visit www.americanbeaconfunds.com or call 1-800-658-5811 to exchange shares.

Via "My Account" on www.americanbeaconfunds.com

If you have established bank instructions for your account, you may request a redemption by selecting "My Account" on www.americanbeaconfunds.com. To establish bank instructions, please call 1-800-658-5811.



General Policies
----------------

If a shareholder's account balance in any Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

A STAMP 2000 Medallion signature guarantee may be required in order to change an account's registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,

- modify or terminate the exchange privilege at any time, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to




--------------------------------------------------------------------------------

Prospectus                             59                  About Your Investment
designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary or its designee.


Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Market Timing
-------------

Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund's NAV is known as market timing. Market timing by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. The International Equity, Emerging Markets, and High Yield Bond Funds are particularly at risk for market timing activity. Please see Market Timing Risk under the description of each of these Funds.

The Funds' Board of Trustees has adopted policies and procedures intended to discourage market timing. These policies include a redemption fee imposed on the Emerging Markets and International Equity Funds, which is described in the Redemption Policies section. In addition, the Funds have established limitations on exchanges between Funds, which are described in the Exchange Policies section. In general, the Funds reserve the right to reject any purchase order, terminate the exchange privilege or liquidate the account of any shareholder that the Manager determines has engaged in market timing.

Certain third parties that offer Fund shares have informed the Funds that they are unable to enforce the Fund's policies to discourage market timing. In addition, certain third parties do not provide information to the Funds regarding the activity of the underlying shareholders in omnibus accounts. Therefore, the Funds do not have the information necessary to detect market timing by those underlying shareholders. In some cases, third parties that offer Fund shares may provide exemptions from the Funds' market timing policies, or they may have even stricter policies to deter market timing. For more information, please contact the financial institution through which you invest in the Funds.

Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                       Annually           Annually
Large Cap Value                Annually           Annually
Large Cap Growth               Annually           Annually
Mid-Cap Value                  Annually           Annually
Small Cap Value                Annually           Annually
International Equity           Annually           Annually
Emerging Markets               Annually           Annually
S&P 500 Index            April, July, October     Annually
                             and December
Small Cap Index                Annually           Annually
International Equity
  Index                        Annually           Annually
High Yield Bond                Monthly            Annually
Intermediate Bond              Monthly            Annually
Short-Term Bond                Monthly            Annually
Treasury Inflation
  Protected Securities   April, July, October     Annually
                             and December
Money Market                   Monthly            Monthly


Usually, dividends received from a Fund are taxable as ordinary income, regardless of whether the dividends are reinvested, except for a Fund's dividends that are attributable to qualified dividend income ("QDI"). However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Distributions by a Fund of the excess of net short-term capital gain over net long-term capital loss and gains from certain foreign currency transactions are similarly taxed as ordinary income. Distributions by a Fund of the excess of net long-term capital gain over net short-term capital loss are taxable to their shareholders as long-term capital gains regardless of how long they have been shareholders. To the extent those distributions are attributable to net capital gain that a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009, they are subject to a 15% maximum federal income tax rate for individual shareholders.


Some foreign countries may impose taxes on dividends paid to and gains realized by the International Funds. An International Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.


A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the S&P 500 Index Fund, the Small Cap Index Fund, and the High Yield Bond Fund may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through the year 2008. The eligible portion for such a Fund may not exceed its QDI. QDI is the aggregate of dividends a Fund receives from most domestic corporations and certain foreign corporations. If a Fund's QDI is at least 95% of its gross income (as specially computed) and the Fund satisfies




--------------------------------------------------------------------------------

About Your Investment                  60                             Prospectus
certain holding period, debt-financing and other restrictions with respect to the shares on which the dividends are paid, the entire dividend will qualify for the 15% maximum federal income tax rate. A portion of the dividends paid by these Funds may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions, but the eligible portion will not exceed the aggregate dividends a Fund receives from domestic corporations. However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax. Dividends paid by the Intermediate Bond, Short-Term Bond and Money Market Funds will not qualify, and dividends an International Fund pays most likely will not qualify, for the maximum 15% rate or for the dividends-received deduction.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares (other than shares of the Money Market Fund). That gain or loss may be treated as a short-term or long-term gain, depending on how long the redeemed or exchanged shares were held. Any capital gain an individual shareholder recognizes through the year 2008 on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
---------------------------

The Funds do not incur any direct distribution expenses related to Institutional Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisors pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.


Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE CHART)

Each Master-Feeder Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund, could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.


Prior to March 1, 2006, the International Equity Fund invested all of its investable assets in a corresponding portfolio of the Master Trust with a similar name and identical investment objective. On March 1, 2006, the master-feeder structure of this Fund was discontinued, and the Fund now directly purchases securities for investment in accordance with its investment objective.



Portfolio Holdings
------------------

With the exception of the International Equity Index, S&P 500 Index and Small Cap Index Funds, a complete listing of each Fund's holdings is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a list of holdings, go to www.americanbeaconfunds.com and select "Monthly Fund Holdings" under the "I want info on..." menu on the home page.



--------------------------------------------------------------------------------

Prospectus                             61                 Additional Information

Delivery of Documents
--------------------

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.


Financial Highlights
--------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). On November 30, 2005, the Mid-Cap Value Fund's Institutional Class of shares was renamed the AMR Class, and the Fund began offering a new class of shares known as the Institutional Class. The financial highlights table for the Mid-Cap Value Fund represents the financial performance of the former Institutional Class of the Fund, which had a similar expense structure and performance to the current Institutional Class. Each Fund's financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The report of Ernst & Young LLP, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.




--------------------------------------------------------------------------------

Additional Information                 62                             Prospectus

                                                                          BALANCED FUND-INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                               2005        2004        2003       2002      2001(C D F)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     ------     ------     -----------
Net asset value, beginning of period........................  $ 14.31     $ 12.99     $10.97     $12.07      $  12.27
                                                              -------     -------     ------     ------      --------
Income from investment operations:
   Net investment income(A B)...............................     0.36        0.29       0.31(G)    0.11          0.51
   Net gains (losses) on securities (both realized and
     unrealized)(B).........................................     1.11        1.36       1.84(G)   (0.69)        (0.03)
                                                              -------     -------     ------     ------      --------
Total income (loss) from investment operations..............     1.47        1.65       2.15      (0.58)         0.48
                                                              -------     -------     ------     ------      --------
Less distributions:
   Dividends from net investment income.....................    (0.31)      (0.33)     (0.13)     (0.44)        (0.68)
   Distributions from net realized gains on securities......    (0.47)         --         --      (0.08)           --
                                                              -------     -------     ------     ------      --------
Total distributions.........................................    (0.78)      (0.33)     (0.13)     (0.52)        (0.68)
                                                              -------     -------     ------     ------      --------
Net asset value, end of period..............................  $ 15.00     $ 14.31     $12.99     $10.97      $  12.07
                                                              =======     =======     ======     ======      ========
Total return................................................    10.53%      12.87%     19.77%     (5.14)%        4.07%
                                                              =======     =======     ======     ======      ========
Ratios and supplemental data:
   Net assets, end of period (in thousands).................  $14,122     $ 8,378     $9,041     $8,994      $157,775
   Ratios to average net assets (annualized):
       Expenses, net of waivers(B)..........................     0.56%       0.63%      0.63%      0.62%         0.62%
       Expenses, before waivers(B)..........................     0.56%       0.63%      0.63%      0.62%         0.62%
       Net investment income, net of waivers(B).............     2.45%       2.15%      2.74%      3.12%         3.56%
       Net investment income, before waivers(B).............     2.45%       2.15%      2.74%      3.12%         3.56%
   Portfolio turnover rate(E)...............................       58%         62%        69%        84%          122%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.


(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio through February 28, 2002.



(C) On September 7, 2001, American Beacon Advisors, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



(D) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



(E) The Balanced Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



(F) Independence Investment LLC was removed as an investment advisor to the Balanced Fund on November 30, 2000.



(G) For the year ended October 31, 2003, the net investment income and net gains (losses) on securities (both realized and unrealized) has been restated from
    0.30 and 1.85, respectively.




--------------------------------------------------------------------------------

Prospectus                             63                 Additional Information

                                                             LARGE CAP VALUE FUND-INSTITUTIONAL CLASS
                                                    ----------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------
                                                      2005        2004        2003        2002       2001(B D)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      --------     -------     -------     -------     ---------
Net asset value, beginning of period..............  $  18.23     $ 15.62     $ 12.55     $14.51       $ 15.83
                                                    --------     -------     -------     -------      -------
Income from investment operations:
    Net investment income(A C)....................      0.28        0.26        0.25(F)    0.27          0.28
    Net gains (losses) on securities (both
      realized and unrealized)(C).................      2.74        2.62        3.11(F)   (1.76)        (0.61)
                                                    --------     -------     -------     -------      -------
Total income (loss) from investment operations....      3.02        2.88        3.36      (1.49)        (0.33)
                                                    --------     -------     -------     -------      -------
Less distributions:
    Dividends from net investment income..........     (0.25)      (0.27)      (0.29)     (0.30)        (0.50)
    Distributions from net realized gains on
      securities..................................        --          --          --      (0.17)        (0.49)
                                                    --------     -------     -------     -------      -------
Total distributions...............................     (0.25)      (0.27)      (0.29)     (0.47)        (0.99)
                                                    --------     -------     -------     -------      -------
Net asset value, end of period....................  $  21.00     $ 18.23     $ 15.62     $12.55       $ 14.51
                                                    ========     =======     =======     =======      =======
Total return......................................     16.64%      18.59%      27.30%    (10.83)%       (2.21)%
                                                    ========     =======     =======     =======      =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)......  $201,111     $48,451     $23,512     $21,589      $10,081
    Ratios to average net assets (annualized):
        Expenses, net of waivers(C)...............      0.60%       0.66%       0.66%      0.61%         0.64%
        Expenses, before waivers(C)...............      0.60%       0.66%       0.66%      0.61%         0.64%
        Net investment income, net of
          waivers(C)..............................      1.58%       1.49%       1.88%      1.82%         1.76%
        Net investment income, before
          waivers(C)..............................      1.58%       1.49%       1.88%      1.82%         1.76%
    Portfolio turnover rate(E)....................        25%         29%         27%        34%           60%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio through February 28, 2002.

(D) Metropolitan West Capital Management, LLC replaced Independence Investment LLC as an investment advisor to the Large Cap Value Fund on December 1, 2000.


(E) The Large Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



(F) For the year ended October 31, 2003, the net investment income and net gains (losses) on securities (both realized and unrealized) has been restated from
    0.20 and 3.16, respectively.



                                                                   LARGE CAP GROWTH FUND-INSTITUTIONAL CLASS
                                                              ----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------
                                                               2005       2004       2003       2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------     ------     ------     -------     -------
Net asset value, beginning of period........................  $ 5.82     $ 5.47     $ 4.53     $  5.66     $  9.54
                                                              ------     ------     ------     -------     -------
Income from investment operations:
    Net investment income (loss)(A).........................    0.04       0.02       0.02        0.03       (0.01)
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................    0.37       0.35       0.94       (1.16)      (3.86)
                                                              ------     ------     ------     -------     -------
Total income (loss) from investment operations..............    0.41       0.37       0.96       (1.13)      (3.87)
                                                              ------     ------     ------     -------     -------
Less distributions:
    Dividends from net investment income....................   (0.05)     (0.02)     (0.02)         --       (0.01)
                                                              ------     ------     ------     -------     -------
Total distributions.........................................   (0.05)     (0.02)     (0.02)         --       (0.01)
                                                              ------     ------     ------     -------     -------
Net asset value, end of period..............................  $ 6.18     $ 5.82     $ 5.47     $  4.53     $  5.66
                                                              ======     ======     ======     =======     =======
Total return................................................    7.06%      6.71%     21.15%     (19.96)%    (40.62)%
                                                              ======     ======     ======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $  105     $    1     $    1     $     1     $     1
    Ratios to average net assets (annualized)(A):
        Expenses, net of waivers............................    0.89%      0.84%      0.87%       0.87%       0.99%
        Expenses, before waivers............................    4.64%     13.22%      0.87%       0.87%        101%
        Net investment income (loss), net of waivers........   (0.18)%     0.18%      0.18%       0.06%      (0.26)%
        Net investment income (loss), before waivers........   (3.93)%   (12.20)%     0.18%       0.06%      (0.28)%
    Portfolio turnover rate(B)..............................     164%       131%       138%        135%         85%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Growth Portfolio through February 28, 2001.

(B) The Large Cap Growth Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2001. Portfolio turnover rate through February 28, 2001 was that of the Portfolio.





--------------------------------------------------------------------------------

Additional Information                 64                             Prospectus

                                                                  MID-CAP VALUE FUND-
                                                                  INSTITUTIONAL CLASS
                                                              ---------------------------
                                                              YEAR ENDED      JUNE 30 TO
                                                              OCTOBER 31,     OCTOBER 31,
                                                                 2005            2004
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         -----------     -----------
Net asset value, beginning of period........................    $ 10.27         $ 10.00
                                                                -------         -------
Income from investment operations:
    Net investment income...................................       0.13            0.02(B)
    Net gains on securities (both realized and
     unrealized)............................................       1.37            0.25
                                                                -------         -------
Total income from investment operations.....................       1.50            0.27
                                                                -------         -------
Less distributions:
    Dividends from net investment income....................      (0.05)             --
    Distributions from net realized gains on securities.....         --              --
                                                                -------         -------
Total distributions.........................................      (0.05)             --
                                                                -------         -------
Net asset value, end of period..............................    $ 11.72         $ 10.27
                                                                =======         =======
Total return................................................      14.63%           2.70%(A)
                                                                =======         =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $44,342         $25,546
    Ratios to average net assets (annualized):
        Expenses, net of waivers............................       1.01%           1.14%(C)
        Expenses, before waivers............................       1.02%           1.34%(C)
        Net investment income, net of waivers...............       0.92%           0.73%(C)
        Net investment income, before waivers...............       0.91%           0.53%(C)
    Portfolio turnover rate.................................        298%              6%(A)


(A)  Not annualized.

(B)  Based on average shares outstanding.


(C)  Annualized.



                                                                       SMALL CAP VALUE FUND-INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                               2005(F)       2004(E)      2003(D)      2002       2001(C)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ----------     --------     -------     -------     -------
Net asset value, beginning of period........................  $    18.85     $  16.21     $ 11.28     $ 11.69     $10.08
                                                              ----------     --------     -------     -------     ------
Income from investment operations:
    Net investment income (loss)(A).........................        0.11         0.07       (0.01)      (0.01)      0.16
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................        2.31         3.09        5.24        0.47       1.81
                                                              ----------     --------     -------     -------     ------
Total income (loss) from investment operations..............        2.42         3.16        5.23        0.46       1.97
                                                              ----------     --------     -------     -------     ------
Less distributions:
    Dividends from net investment income....................       (0.07)       (0.08)      (0.02)      (0.11)     (0.19)
    Distributions from net realized gains on securities.....       (0.77)       (0.44)      (0.28)      (0.76)     (0.17)
                                                              ----------     --------     -------     -------     ------
Total distributions.........................................       (0.84)       (0.52)      (0.30)      (0.87)     (0.36)
                                                              ----------     --------     -------     -------     ------
Net asset value, end of period..............................  $    20.43     $  18.85     $ 16.21     $ 11.28     $11.69
                                                              ==========     ========     =======     =======     ======
Total return................................................       12.90%       19.86%      47.45%       3.29%     20.16%
                                                              ==========     ========     =======     =======     ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $1,076,909     $429,540     $89,579     $21,936     $2,364
    Ratios to average net assets (annualized):
        Expenses, net of waivers(A).........................        0.87%        0.89%       0.89%       0.82%      0.89%
        Expenses, before waivers(A).........................        0.87%        0.89%       0.89%       0.82%      0.89%
        Net investment income, net of waivers(A)............        0.66%        0.57%       0.60%       0.81%      1.38%
        Net investment income, before waivers(A)............        0.66%        0.57%       0.60%       0.81%      1.38%
    Portfolio turnover rate(B)..............................          47%          35%         75%         81%        93%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio through February 28, 2002.

(B) The Small Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(D) Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment advisor to the Small Cap Value Fund on September 18, 2003.

(E) The Boston Company Asset Management, LLC was added as an investment advisor to the Small Cap Value Fund on September 27, 2004.


(F) Opus Capital Management, Inc. was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC, SSgA Funds Management, Inc. and Dreman Value Management, LLC were added as investment advisors on August 12, 2005.




--------------------------------------------------------------------------------

Prospectus                             65                 Additional Information

                                                                       INTERNATIONAL EQUITY FUND-INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------
                                                                 2005         2004(B)       2003(F)        2002       2001(E)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ----------     ----------     --------     --------     --------
Net asset value, beginning of period........................  $    18.47     $    15.46     $  12.10     $  13.77     $  17.95
                                                              ----------     ----------     --------     --------     --------
Income from investment operations:
    Net investment income(A D)..............................        0.44           0.30         0.25         0.21         0.24
    Net gains (losses) on securities (both realized and
      unrealized)(D)........................................        2.31           3.12         3.47        (1.62)       (2.96)
                                                              ----------     ----------     --------     --------     --------
Total income (loss) from investment operations..............        2.75           3.42         3.72        (1.41)       (2.72)
                                                              ----------     ----------     --------     --------     --------
Less distributions:
    Dividends from net investment income....................       (0.24)         (0.41)       (0.36)       (0.26)       (0.22)
    Distributions from net realized gains on securities.....          --             --           --           --        (1.24)
                                                              ----------     ----------     --------     --------     --------
Total distributions.........................................       (0.24)         (0.41)       (0.36)       (0.26)       (1.46)
                                                              ----------     ----------     --------     --------     --------
Redemption fees added to beneficial interest................          --(G)          --(G)        --(G)        --           --
                                                              ----------     ----------     --------     --------     --------
Net asset value, end of period..............................  $    20.98     $    18.47     $  15.46     $  12.10     $  13.77
                                                              ==========     ==========     ========     ========     ========
Total return................................................       15.04%         22.49%       31.61%      (10.51)%     (16.54)%
                                                              ==========     ==========     ========     ========     ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $1,286,441     $1,029,272     $722,333     $537,476     $519,151
    Ratios to average net assets (annualized):
        Expenses, net of waivers(D).........................        0.70%          0.76%        0.79%        0.75%        0.78%
        Expenses, before waivers(D).........................        0.70%          0.76%        0.79%        0.75%        0.78%
        Net investment income, net of waivers(D)............        2.17%          1.69%        1.97%        1.56%        1.54%
        Net investment income, before waivers(D)............        2.17%          1.69%        1.97%        1.56%        1.54%
    Portfolio turnover rate(C)..............................          37%            36%          44%          43%          36%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.


(B) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.


(C) The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.


(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master International Equity Portfolio.


(E) Causeway Capital Management LLC replaced Merrill Lynch Investment Managers, L.P. as investment advisor to the International Equity Fund on August 31, 2001.

(F) Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(G) Amount represents less than $0.01 per share.


                                                                    EMERGING MARKETS FUND-INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                               2005       2004       2003        2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------     ------     -------     -------     -------
Net asset value, beginning of period........................  $12.64     $10.62     $  7.20     $  6.64     $  8.17
                                                              ------     ------     -------     -------     -------
Income from investment operations:
    Net investment income(A)................................    0.15       0.07        0.04        0.09        0.11
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................    3.45       2.01        3.43        0.56       (1.62)
                                                              ------     ------     -------     -------     -------
Total income (loss) from investment operations..............    3.60       2.08        3.47        0.65       (1.51)
                                                              ------     ------     -------     -------     -------
Less distributions:
    Dividends from net investment income....................   (0.06)     (0.06)      (0.05)      (0.09)      (0.01)
    Distributions from net realized gains on securities.....   (1.08)        --          --          --       (0.01)
                                                              ------     ------     -------     -------     -------
Total distributions.........................................   (1.14)     (0.06)      (0.05)      (0.09)      (0.02)
                                                              ------     ------     -------     -------     -------
Redemption fees added to beneficial interest................      --(C)      --(C)       --(C)       --          --
                                                              ------     ------     -------     -------     -------
Net asset value, end of period..............................  $15.10     $12.64     $ 10.62     $  7.20     $  6.64
                                                              ======     ======     =======     =======     =======
Total return................................................   30.11%     19.65%      48.45%       9.80%     (18.52)%
                                                              ======     ======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $9,348     $7,282     $ 3,557     $ 1,769     $ 1,495
    Ratios to average net assets (annualized):
        Expenses, net of waivers(A).........................    1.52%      1.85%       1.76%       1.51%       1.43%
        Expenses, before waivers(A).........................    1.52%      1.85%       1.76%       1.51%       1.43%
        Net investment income, net of waivers(A)............    1.22%      0.74%       0.62%       1.11%       2.07%
        Net investment income, before waivers(A)............    1.22%      0.74%       0.62%       1.11%       2.07%
    Portfolio turnover rate(B)..............................      63%        76%         80%         94%         95%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Emerging Markets Portfolio through February 28, 2002.

(B) The Emerging Markets Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.


(C) Amount represents less than $0.01 per share.



--------------------------------------------------------------------------------

Additional Information                 66                             Prospectus

                                                                           S&P 500 INDEX FUND-INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2005         2004         2003           2002           2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     --------       --------       --------
Net asset value, beginning of period........................  $  16.43     $  15.10     $  11.96       $  15.62       $  17.99
                                                              --------     --------     --------       --------       --------
Income from investment operations(A):
    Net investment income...................................      0.29         0.29         0.21           0.20           0.20
    Net gains (losses) on securities (both realized and
      unrealized)...........................................      0.47         1.32         3.14          (3.66)         (2.38)
                                                              --------     --------     --------       --------       --------
Total from investment operations............................      0.76         1.61         3.35          (3.46)         (2.18)
                                                              --------     --------     --------       --------       --------
Less distributions:
    Dividends from net investment income....................     (0.29)       (0.28)       (0.21)         (0.20)         (0.19)
    Tax return of capital...................................        --(B)        --           --             --             --(B)
                                                              --------     --------     --------       --------       --------
Total distributions.........................................     (0.29)       (0.28)       (0.21)         (0.20)         (0.19)
                                                              --------     --------     --------       --------       --------
Net asset value, end of period..............................  $  16.90     $  16.43     $  15.10       $  11.96       $  15.62
                                                              ========     ========     ========       ========       ========
Total return................................................      4.74%       10.76%       28.26%        (22.27)%       (12.12)%
                                                              ========     ========     ========       ========       ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $225,857     $244,668     $245,251       $195,368       $254,289
    Ratios to average net assets (annualized)(A):
        Net investment income...............................      1.75%        1.85%        1.63%          1.47%          1.22%
        Expenses, including expenses of the master
          portfolio.........................................      0.13%        0.17%        0.14%          0.14%          0.15%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.



(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.



                                                                     SMALL CAP INDEX FUND-INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                               2005        2004        2003        2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     -------     -------
Net asset value, beginning of period........................  $ 12.57     $ 11.27     $  7.70     $  9.79     $  9.69
                                                              -------     -------     -------     -------     -------
Income from investment operations(A):
    Net investment income...................................     0.16        0.14        0.04        0.11        0.09
    Net gains (losses) on securities (both realized and
      unrealized)...........................................     0.42        1.87        3.57       (2.10)       0.11
                                                              -------     -------     -------     -------     -------
Total from investment operations............................     0.58        2.01        3.61       (1.99)       0.20
                                                              -------     -------     -------     -------     -------
Less distributions:
    Dividends from net investment income....................    (0.17)      (0.13)      (0.04)      (0.10)      (0.09)
    Distributions from net realized gain on investments.....    (0.15)      (0.58)         --          --          --
    Tax return of capital...................................    (0.05)(B)      --          --          --       (0.01)(B)
                                                              -------     -------     -------     -------     -------
Total distributions.........................................    (0.37)      (0.71)      (0.04)      (0.10)      (0.10)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period..............................  $ 12.78     $ 12.57     $ 11.27     $  7.70     $  9.79
                                                              =======     =======     =======     =======     =======
Total return................................................     4.51%      17.91%      46.90%     (20.37)%      2.07%
                                                              =======     =======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $46,113     $39,196     $67,756     $11,227     $11,803
    Ratios to average net assets (annualized)(A):
        Net investment income...............................     1.12%       0.90%       1.04%       1.13%       1.36%
        Expenses, including expenses of the master
          portfolio.........................................     0.18%       0.22%       0.24%       0.20%       0.19%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.



(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution.




--------------------------------------------------------------------------------

Prospectus                             67                 Additional Information

                                                                INTERNATIONAL EQUITY INDEX FUND-INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                               2005        2004        2003        2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     -------     -------
Net asset value, beginning of period........................  $  9.39     $  8.01     $  5.86     $  7.07     $  9.21
                                                              -------     -------     -------     -------     -------
Income from investment operations(A):
    Net investment income...................................     0.21        0.17        0.14        0.11        0.10
    Net gains (losses) on securities (both realized and
      unrealized)...........................................     1.06        1.44        2.13       (1.23)      (2.12)
                                                              -------     -------     -------     -------     -------
Total from investment operations............................     1.27        1.61        2.27       (1.12)      (2.02)
                                                              -------     -------     -------     -------     -------
Less distributions:
    Dividends from net investment income....................    (0.24)      (0.23)      (0.12)      (0.09)      (0.09)
    Tax return of capital...................................    (0.09)(B)      --          --          --       (0.03)
                                                              -------     -------     -------     -------     -------
Total distributions.........................................    (0.33)      (0.23)      (0.12)      (0.09)      (0.12)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period..............................  $ 10.33     $  9.39     $  8.01     $  5.86     $  7.07
                                                              =======     =======     =======     =======     =======
Total return................................................    13.58%      20.12%      38.87%     (15.65)%    (22.14)%
                                                              =======     =======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $90,200     $23,156     $10,043     $ 4,912     $ 3,773
    Ratios to average net assets (annualized)(A):
        Net investment income...............................     2.49%       2.16%       2.71%       1.97%       1.49%
        Expenses, including expenses of the master
          portfolio.........................................     0.23%       0.26%       0.31%       0.25%       0.29%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.


(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution.



                                                                          HIGH YIELD BOND FUND-INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------------
                                                                                                                  DECEMBER 29,
                                                                                                                      2000
                                                                          YEAR ENDED OCTOBER 31,                       TO
                                                              -----------------------------------------------     OCTOBER 31,
                                                                2005         2004         2003         2002           2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     --------     --------     ------------
Net asset value, beginning of period........................  $  10.86     $  10.73     $   9.63     $   9.82       $ 10.00
                                                              --------     --------     --------     --------       -------
Income from investment operations:
    Net investment income...................................      0.76         0.78         0.78         0.80          0.71
    Net gains (losses) on securities (both realized and
      unrealized)...........................................     (0.84)        0.27         1.10        (0.19)        (0.18)
                                                              --------     --------     --------     --------       -------
Total income from investment operations.....................     (0.08)        1.05         1.88         0.61          0.53
                                                              --------     --------     --------     --------       -------
Less distributions:
    Dividends from net investment income....................     (0.76)       (0.78)       (0.78)       (0.80)        (0.71)
    Distributions from net realized gains on securities.....      0.20        (0.14)          --           --            --
                                                              --------     --------     --------     --------       -------
Total distributions.........................................     (0.56)       (0.92)       (0.78)       (0.80)        (0.71)
                                                              --------     --------     --------     --------       -------
Net asset value, end of period..............................  $  10.22     $  10.86     $  10.73     $   9.63       $  9.82
                                                              ========     ========     ========     ========       =======
Total return................................................      3.03%       10.19%       20.11%        6.28%         5.33%(A)
                                                              ========     ========     ========     ========       =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $216,744     $241,777     $161,380     $104,813       $53,275
    Ratios to average net assets (annualized):
        Expenses, net of waivers............................      0.84%        0.88%        0.90%        0.90%         0.90%(B)
        Expenses, before waivers............................      0.84%        0.92%        1.00%        0.98%         1.07%(B)
        Net investment income, net of waivers...............      7.24%        7.27%        7.51%        8.02%         8.48%(B)
        Net investment income, before waivers...............      7.24%        7.23%        7.41%        7.94%         8.31%(B)
    Portfolio turnover rate.................................       128%         138%         114%         163%          145%(A)


(A) Not annualized.


(B) Annualized.




--------------------------------------------------------------------------------

Additional Information                 68                             Prospectus

                                                                     INTERMEDIATE BOND FUND-INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                              2005(C)      2004         2003         2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     --------     --------     -------
Net asset value, beginning of period........................  $ 10.33     $ 10.24     $  10.22     $  10.30     $  9.53
                                                              -------     -------     --------     --------     -------
Income from investment operations:
    Net investment income(A)................................     0.42        0.40         0.45         0.53        0.58
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................    (0.29)       0.14         0.02        (0.08)       0.77
                                                              -------     -------     --------     --------     -------
Total income from investment operations.....................     0.13        0.54         0.47         0.45        1.35
                                                              -------     -------     --------     --------     -------
Less distributions:
    Dividends from net investment income....................    (0.45)      (0.45)       (0.45)       (0.53)      (0.58)
    Distributions from net realized gains on securities.....       --          --           --           --          --
                                                              -------     -------     --------     --------     -------
Total distributions.........................................    (0.45)      (0.45)       (0.45)       (0.53)      (0.58)
                                                              -------     -------     --------     --------     -------
Net asset value, end of period..............................  $ 10.01     $ 10.33     $  10.24     $  10.22     $ 10.30
                                                              =======     =======     ========     ========     =======
Total return................................................     1.26%       5.38%        4.62%        4.57%      14.58%
                                                              =======     =======     ========     ========     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $93,270     $96,242     $131,927     $144,098     $95,820
    Ratios to average net assets (annualized):
        Expenses, net of waivers(A).........................     0.31%       0.34%        0.32%        0.30%       0.30%
        Expenses, before waivers(A).........................     0.31%       0.34%        0.32%        0.30%       0.30%
        Net investment income, net of waivers(A)............     4.12%       3.97%        4.32%        5.23%       5.84%
        Net investment income, before waivers(A)............     4.12%       3.97%        4.32%        5.23%       5.84%
    Portfolio turnover rate(B)..............................      119%        106%         187%         185%        164%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio through February 28, 2002.

(B) The Intermediate Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.


(C) On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0202. Following this exchange, the former AMR Class Shares were re-named Institutional Class.



                                                                      SHORT-TERM BOND FUND-INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                              2005(C)        2004        2003        2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------       -------     -------     -------     -------
Net asset value, beginning of period........................  $  9.07       $  9.31     $  9.44     $  9.60     $  9.20
                                                              -------       -------     -------     -------     -------
Income from investment operations:
    Net investment income(B)................................     0.29          0.27        0.42        0.44        0.59
    Net gains (losses) on securities (both realized and
      unrealized)(B)........................................    (0.20)        (0.05)      (0.07)      (0.11)       0.40
                                                              -------       -------     -------     -------     -------
Total income from investment operations.....................     0.09          0.22        0.35        0.33        0.99
                                                              -------       -------     -------     -------     -------
Less distributions:
    Dividends from net investment income....................    (0.41)        (0.46)      (0.48)      (0.49)      (0.59)
                                                              -------       -------     -------     -------     -------
Total distributions.........................................    (0.41)        (0.46)      (0.48)      (0.49)      (0.59)
                                                              -------       -------     -------     -------     -------
Net asset value, end of period..............................  $  8.75       $  9.07     $  9.31     $  9.44     $  9.60
                                                              =======       =======     =======     =======     =======
Total return................................................     1.00%         2.39%       3.82%       3.60%      11.07%
                                                              =======       =======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $79,683       $80,504     $91,911     $89,932     $81,370
    Ratios to average net assets (annualized):
        Expenses, net of waivers(B).........................     0.33%         0.33%       0.33%       0.30%       0.33%
        Expenses, before waivers(B).........................     0.33%         0.33%       0.33%       0.30%       0.33%
        Net investment income, net of waivers(B)............     3.15%         3.00%       4.54%       4.63%       6.26%
        Net investment income, before waivers(B)............     3.15%         3.00%       4.54%       4.63%       6.26%
    Portfolio turnover rate(A)..............................       38%           41%         81%         63%        104%


(A) The Short-Term Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio through February 28, 2002.


(C) On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0014. Following this exchange, the former AMR Class Shares were re-named Institutional Class.




--------------------------------------------------------------------------------

Prospectus                             69                 Additional Information

                                                               TREASURY INFLATION PROTECTED SECURITIES
                                                                       FUND-INSTITUTIONAL CLASS
                                                              ------------------------------------------
                                                                 YEAR ENDED           SIX MONTHS ENDED
                                                              DECEMBER 31, 2005     DECEMBER 31, 2004(A)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                 -----------------     --------------------
Net asset value, beginning of period........................       $ 10.16                 $ 10.00
                                                                   -------                 -------
Income from investment operations:
    Net investment income...................................          0.56                    0.18(B)
    Net gains on securities (both realized and
      unrealized)...........................................         (0.37)                   0.21
                                                                   -------                 -------
Total income from investment operations.....................         (0.19)                   0.39
                                                                   -------                 -------
Less distributions:
    Dividends from net investment income....................         (0.55)                  (0.23)
    Distributions from net realized gains on securities.....         (0.05)                     --
                                                                   -------                 -------
Total distributions.........................................         (0.60)                  (0.23)
                                                                   -------                 -------
Net asset value, end of period..............................       $  9.75                 $ 10.16
                                                                   =======                 =======
Total return................................................          1.86%                   3.94%(C)
                                                                   =======                 =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................       $30,584                 $20,943
    Ratios to average net assets (annualized):
        Expenses, net of waivers............................          0.44%                   0.46%
        Expenses, before waivers............................          0.39%                   0.62%
        Net investment income, net of waivers...............          5.45%                   3.34%
        Net investment income, before waivers...............          5.50%                   3.18%
    Portfolio turnover rate.................................           355%                    190%(C)


(A) The Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.

(B) Based on average shares outstanding.

(C) Not annualized.


                                                                        MONEY MARKET FUND-INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                               2005        2004         2003         2002         2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     --------     --------     --------
Net asset value, beginning of period........................  $  1.00     $  1.00     $   1.00     $   1.00     $   1.00
                                                              -------     -------     --------     --------     --------
Income from investment operations:
   Net investment income(A).................................     0.03        0.01         0.01         0.02         0.04
   Net realized gain on investments.........................       --(B)       --(B)        --(B)        --(B)        --(B)
                                                              -------     -------     --------     --------     --------
Total income from investment operations.....................     0.03        0.01         0.01         0.02         0.04
                                                              -------     -------     --------     --------     --------
Less distributions:
   Dividends from net investment income.....................    (0.03)      (0.01)       (0.01)       (0.02)       (0.04)
   Distributions from net realized gain on investments......       --(B)       --(B)        --(B)        --(B)        --(B)
                                                              -------     -------     --------     --------     --------
Total distributions.........................................    (0.03)      (0.01)       (0.01)       (0.02)       (0.04)
                                                              -------     -------     --------     --------     --------
Net asset value, end of period..............................  $  1.00     $  1.00     $   1.00     $   1.00     $   1.00
                                                              =======     =======     ========     ========     ========
Total return................................................     3.06%       1.20%        0.97%        1.67%        4.15%
                                                              =======     =======     ========     ========     ========
Ratios and supplemental data:
   Net assets, end of period (in thousands).................  $36,421     $34,146     $159,092     $474,922     $805,843
   Ratios to average net assets (annualized):(A)
       Expenses, net of waivers.............................     0.28%       0.24%        0.27%        0.24%        0.25%
       Expenses, before waivers.............................     0.28%       0.24%        0.27%        0.24%        0.25%
       Net investment income, net of waivers................     3.07%       1.05%        1.00%        1.68%        4.13%
       Net investment income, before waivers................     3.07%       1.05%        1.00%        1.68%        4.13%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.



(B) Amount is less than $0.01 per share.




--------------------------------------------------------------------------------

Additional Information                 70                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION                                                    536432

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING 1-800-658-5811 OR YOU MAY ACCESS THEM ON THE FUNDS' WEBSITE AT WWW.AMERICANBEACONFUNDS.COM.

  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


(TELEPHONE GRAPHIC)         (MAILBOX GRAPHIC)                 (KEYBOARD GRAPHIC)                    (MOUSE GRAPHIC)
   BY TELEPHONE:                BY MAIL:                          BY E-MAIL:                        ON THE INTERNET:
Call 1-800-658-5811       American Beacon Funds       american _ beacon.funds@ambeacon.com         Visit our website at
                     4151 Amon Carter Blvd., MD 2450                                          www.americanbeaconfunds.com
                          Fort Worth, TX 76155                                            Visit the SEC website at www.sec.gov


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


FUND SERVICE PROVIDERS:


    CUSTODIAN                     TRANSFER AGENT              INDEPENDENT REGISTERED       DISTRIBUTOR
    STATE STREET BANK            BOSTON FINANCIAL             PUBLIC ACCOUNTING FIRM       FORESIDE FUND SERVICES
      AND TRUST                    DATA SERVICES              ERNST & YOUNG LLP            Portland, Maine
    Boston, Massachusetts        Kansas City, Missouri        Chicago, Illinois


                          (AMERICAN BEACON FUNDS LOGO)

                            SEC File Number 811-4984



American Beacon Funds is a service mark of AMR Corporation. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon Treasury Inflation Protected Securities Fund, American Beacon Small Cap Value Fund, American Beacon Money Market Fund, American Beacon Small Cap Index Fund, and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc.




--------------------------------------------------------------------------------

Additional Information                                                Prospectus

                          (AMERICAN BEACON FUNDS LOGO)

GUIDANCE             |              VISION              |             EXPERIENCE



                  PROSPECTUS

                  March 1, 2006


                  PLANAHEAD CLASS(R)

                  EQUITY FUNDS
                  Balanced Fund
                  Large Cap Value Fund

                  Mid-Cap Value Fund

                  Small Cap Value Fund
                  International Equity Fund
                  Emerging Markets Fund
                  S&P 500 Index Fund

                  BOND FUNDS
                  High Yield Bond Fund
                  Enhanced Income Fund
                  Intermediate Bond Fund
                  Short-Term Bond Fund

                  MONEY MARKET FUNDS
                  U.S. Government Money Market Fund
                  Municipal Money Market Fund
                  Money Market Fund



                                    The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

                          (AMERICAN BEACON FUNDS LOGO)


                               (PLANAHEAD CLASS)


TABLE OF CONTENTS


About the Funds
Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     7
Mid-Cap Value Fund...............................    10
Small Cap Value Fund.............................    13
International Equity Fund........................    16
Emerging Markets Fund............................    19
S&P 500 Index Fund...............................    22
High Yield Bond Fund.............................    25
Enhanced Income Fund.............................    28
Intermediate Bond Fund...........................    32
Short-Term Bond Fund.............................    35
Money Market Fund................................    38
U.S. Government Money Market Fund................    40
Municipal Money Market Fund......................    42
The Manager......................................    44
SSgA.............................................    45
The Sub-Advisors.................................    45
Valuation of Shares..............................    52

About Your Investment
Purchase and Redemption of Shares................    52
Market Timing....................................    57
Distributions and Taxes..........................    57

Additional Information
Distribution of Fund Shares......................    58
Master-Feeder Structure..........................    59
Portfolio Holdings...............................    59
Delivery of Documents............................    59
Financial Highlights.............................    59
Additional Information.......................Back Cover


ABOUT THE FUNDS
------------------------------------------------------------

Overview
--------


The American Beacon Funds (the "Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.



The S&P 500 Index, Money Market, U.S. Government Money Market, and Municipal Money Market Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund, except for the S&P 500 Index Fund, seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust ("Master Trust") that has a similar name and identical investment objective. The Master Trust is managed by the Manager. The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio, which is a separate investment company with an identical investment objective, managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.


Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Master-Feeder Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".



--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON

BALANCED FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.

The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Fund's assets are currently allocated among the Manager and the following three investment sub-advisors:



  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")



  Brandywine Asset Management, LLC ("Brandywine")



  Hotchkis and Wiley Capital Management, LLC ("Hotchkis")



The Manager intends to allocate all new assets, generally on an equal basis, between Barrow and Brandywine, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund's guidelines. The Manager does not anticipate allocating any new assets to Hotchkis, as they have reached their capacity limit for large cap value assets nor does the Manager anticipate allocating any new assets to itself, other than to periodically rebalance the proportion of assets invested in equity and fixed income securities managed by Hotchkis and the Manager, respectively.


The Fund's sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or the applicable sub-advisor, may retain a security that has been downgraded below the initial investment criteria.


In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

The bottom-up fixed income investment strategy is implemented as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Investor Profile
----------------

This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a convenient way to invest in value-oriented stocks and investment grade bonds in a single, professionally managed portfolio,

- desire long-term performance from an investment style that may help to minimize volatility and downside risk,

- require investment income, or

- want to take advantage of the investment expertise of value-oriented investment advisors.


--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to three broad-based market indices, an index specific to the Fund's strategy and the Lipper Balanced Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices and the index specific to the Fund's strategy do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................  13.67%
97..........................................................  19.45%
98..........................................................   8.00%
99..........................................................  -4.01%
00..........................................................  10.43%
01..........................................................   5.35%
02..........................................................  -7.56%
03..........................................................  23.78%
04..........................................................  12.75%
05..........................................................   6.19%



Highest Quarterly Return:                 13.65%
  (1/1/96 through 12/31/05)         (2nd Quarter 2004)
Lowest Quarterly Return:                 -10.75%
  (1/1/96 through 12/31/05)         (3rd Quarter 2004)



                              AVERAGE ANNUAL TOTAL RETURN
                             -----------------------------
                                    AS OF 12/31/05
                             -----------------------------
                             1 YEAR    5 YEARS    10 YEARS
                             ------    -------    --------
RETURN BEFORE TAXES           6.19%     7.61%       8.41%
RETURN AFTER TAXES ON
  DISTRIBUTIONS               4.64%     6.30%       5.98%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                 5.22%     5.95%       5.95%
----------------------------------------------------------
Linked S&P 500/Citigroup
  Value Index(1)              6.16%     2.50%       9.42%
S&P 500 Index(2)              4.91%     0.55%       9.07%
Lehman Bros. Aggregate
  Index(3)                    2.43%     5.87%       6.16%
Balanced Composite Index(4)   4.75%     4.21%       8.46%
Lipper Balanced Funds Index   5.20%     3.51%       7.58%



(1) The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index ("Barra Index") up to October 31, 2005 and the S&P 500/Citigroup Value Style Index ("Citigroup Index") thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500.


(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.


(4) To reflect the Fund's allocation of its assets between investment grade fixed-income securities and equity securities, the Manager has combined the returns of the Linked S&P 500/Citigroup Value Index and the Lehman Brothers Aggregate Index in a 60%/40% proportion.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                         0.28%
Distribution (12b-1) Fees                               0.00
Other Expenses                                          0.58
                                                        ----
TOTAL ANNUAL FUND OPERATING EXPENSES                    0.86%
                                                        ====




--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR.................................     $88
3 YEARS................................    $274
5 YEARS................................    $477
10 YEARS...............................  $1,061



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2006, the market capitalizations of the companies in the Russell 1000 Index ranged from $591 million to $399 billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").



The Fund's assets, are currently allocated among four investment sub-advisors:


  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

  Metropolitan West Capital Management, LLC


The Manager does not anticipate allocating any new assets to Hotchkis and Wiley Capital Management, LLC, as they have reached their capacity limit for large cap value assets. The Manager intends to allocate all new assets, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, LLC and Metropolitan West Capital Management, LLC.


The Fund's sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

---------------

(1)  The Russell 1000 (R) Index is a service mark of Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------
This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a U.S. stock mutual fund that invests in fundamentally strong companies,

- require total returns including income, or

- want to take advantage of the expertise of value-oriented investment advisors.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................   20.74%
97..........................................................   26.08%
98..........................................................    5.88%
99..........................................................   -4.99%
00..........................................................   11.22%
01..........................................................    1.88%
02..........................................................  -16.18%
03..........................................................   35.35%
04..........................................................   19.12%
05..........................................................    9.67%



Highest Quarterly Return:                 19.76%
  (1/1/96 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -18.68%
  (1/1/96 through 12/31/05)         (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/05
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES             9.67%     8.59%       9.91%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 8.79%     7.97%       7.93%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   7.25%     7.19%       7.63%
------------------------------------------------------------
Linked S&P 500/Citigroup
  Value Index(1)                6.16%     2.50%       9.42%
S&P 500 Index(2)                4.91%     0.55%       9.07%
Lipper Multi-Cap Value Funds
  Index                         6.33%     6.25%       9.91%



(1) The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index ("Barra Index") up to October 31, 2005 and the S&P 500/Citigroup Value Style Index ("Citigroup Index") thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500.


(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.



--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.56
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.86%
                                                       ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................     $88
3 YEARS.................................    $274
5 YEARS.................................    $477
10 YEARS................................  $1,061



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN BEACON


MID-CAP VALUE FUND(SM)

--------------------------------------------------------------------------------



Investment Objective

--------------------

Long-term capital appreciation and current income.



Principal Strategies

--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies with market capitalizations between $1 billion and $10 billion at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").



The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisors:



  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")



  Pzena Investment Management, LLC ("Pzena")



In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap(TM) Index(1)):



- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and


- above-average dividend yields.



Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow's portfolio will generally consist of 35 to 45 stocks.



Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or "deep" value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with "normal earnings" defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company's history and the history of its industry).



Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.



Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.



As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.



Principal Risk Factors

----------------------


MARKET RISK


Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.



MID-CAPITALIZATION COMPANIES RISK


Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and


---------------

(1)   The Russell Midcap Index is a trademark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.



VALUE STOCKS RISK


Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.



FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.



SECURITIES SELECTION RISK


Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.



INVESTMENT RISKS


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.



Investor Profile

----------------

This Fund may be suitable for investors who:



- need to fund a long-term objective, such as a child's education or a comfortable retirement,


- seek a U.S. stock mutual fund that invests in mid-capitalization companies,




- want to take advantage of the expertise of value-oriented investment advisors, or





- are willing to accept the increased risks of mid-capitalization stock investing.






Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2005. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 2006. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on June 30, 2004. In the chart and table below, performance results are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)



               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/05


05..........................................................  9.05%



Highest Quarterly Return:                 3.37%
  (1/1/05 through 12/31/05)         (2nd Quarter 2005)
Lowest Quarterly Return:                  0.80%
  (1/1/05 through 12/31/05)         (1st Quarter 2005)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------
                                        AS OF 12/31/05
                                 ----------------------------
                                              SINCE INCEPTION
                                 1 YEAR          (6/30/04)
                                 ------       ---------------
RETURN BEFORE TAXES              9.05%            14.59%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  1.80%             9.39%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    7.20%             9.91%
-------------------------------------------------------------
Russell Midcap(TM) Value
  Index(1)                       12.65%           19.13%
Lipper Mid-Cap Value Funds
  Index                          8.75%            13.21%



(1) The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. Russell Midcap Index is a trademark, and Russell 1000 Index is a service mark of Frank Russell Company.



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.




Fees and Expenses

-----------------


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Value Fund.



Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)



Management Fees                                        0.67%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.56(1)
                                                      -----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.23%
                                                      =====


(1) Other Expenses are based on estimates for the current fiscal year.



Example

-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................    $125
3 YEARS.................................    $390





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Fund's website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.




--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN BEACON

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, "stocks").


The Manager currently allocates the Fund's assets among eight investment sub-advisors:



  Barrow, Hanley, Mewhinney & Strauss, Inc.


  ("Barrow")



  Brandywine Asset Management, LLC


  ("Brandywine")



  Dreman Value Management, LLC ("Dreman")



  Hotchkis and Wiley Capital Management, LLC


  ("Hotchkis")



  Metropolitan West Capital Management, LLC ("MetWest Capital")



  Opus Capital Management, Inc. ("Opus")



  SSgA Funds Management, Inc. ("SSgA")



  The Boston Company Asset Management, LLC


  ("The Boston Company")



The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine, Dreman, MetWest Capital, Opus, SSgA and The Boston Company as their capacity commitments to the Fund permit.



The sub-advisors, except SSgA, select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000(R) Index(1)):



- above-average earnings growth potential,

- below-average price to earnings ratio, and


- below-average price to book value ratio.



SSgA pursues an enhanced index strategy, seeking to outperform the Russell 2000(R) Value Index (the "Index") by selecting stocks that are undervalued by the market and that possess superior earnings growth potential. In deciding to purchase or hold a stock, SSgA considers perspectives on the stock's growth potential and valuation as well as sentiment toward the stock by the market and the company's management. As an essential component of its investment process, SSgA attempts to control risk by constructing a portfolio with overall characteristics similar to the Index.


Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

---------------

(1)   Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------
This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's education or a comfortable retirement,

- seek a U.S. stock mutual fund that invests in small, less well-known companies,

- want to take advantage of the expertise of value-oriented investment advisors, or

- are willing to accept the increased risks of small stock investing.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1999. In the chart and table below, performance results before March 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


99..........................................................  -5.01%
00..........................................................  19.03%
01..........................................................  27.24%
02..........................................................  -6.92%
03..........................................................  51.28%
04..........................................................  23.19%
05..........................................................   5.51%



Highest Quarterly Return:                 24.75%
  (1/1/99 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -20.90%
  (1/1/99 through 12/31/05)         (3rd Quarter 2002)



                              AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------
                                     AS OF 12/31/05
                           ----------------------------------
                                              SINCE INCEPTION
                           1 YEAR   5 YEARS     (12/31/98)
                           ------   -------   ---------------
RETURN BEFORE TAXES        5.51%    18.42%        14.83%
RETURN AFTER TAXES ON
  DISTRIBUTIONS            4.53%    16.97%        13.47%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES           4.33%    15.44%        12.33%
-------------------------------------------------------------
Russell 2000(R) Value
  Index(1)                 4.71%    13.55%        12.53%
Lipper Small-Cap Value
  Funds Index              7.46%    14.76%        12.92%


()(1)
    The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000 (R) Value Index is a service mark of the Frank Russell Company.



--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.50%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.60
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.10%
                                                       ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $112
3 YEARS.................................    $350
5 YEARS.................................    $606
10 YEARS................................  $1,340




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN BEACON

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------



Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.



The Fund's assets are currently allocated among four investment sub-advisors:


  Causeway Capital Management LLC

  Lazard Asset Management LLC

  Templeton Investment Counsel, LLC

  The Boston Company Asset Management, LLC ("The Boston Company")


The Manager does not anticipate allocating any new assets to Causeway Capital Management LLC, as they have reached their capacity limit for international large cap value assets. The Manager intends to allocate all new assets among Lazard Asset Management LLC, Templeton Investment Counsel, LLC and The Boston Company. The Boston Company has recently been selected as a sub-advisor to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under The Boston Company's management to approximate that of the other sub-advisors.


The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock's country, sector or industry):


- above-average return on equity or earnings growth potential,

- below-average price to earnings or price to cash flow ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund's risk exposure to adverse fluctuations in currency exchange rates.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of


--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK
Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the Sections titled Valuation of Shares and Market Timing.

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Investor Profile
----------------
This Fund may be appropriate for investors who:


- need to fund a long-term objective that requires growth of capital, such as a child's college education or a comfortable retirement,

- seek to complement U.S. stock holdings with an international stock mutual fund that invests in large, well-capitalized foreign companies,

- want to take advantage of the expertise of leading international equity investment advisors, or

- are willing to accept the increased risks of international investing, including currency and exchange rate risks, accounting differences and political risks.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96..........................................................   19.33%
97..........................................................    9.26%
98..........................................................   11.52%
99..........................................................   26.52%
00..........................................................   -4.36%
01..........................................................  -15.75%
02..........................................................  -14.10%
03..........................................................   41.84%
04..........................................................   23.60%
05..........................................................   10.82%



Highest Quarterly Return:               21.79%
  (1/1/96 through 12/31/05)       (2nd Quarter 2003)
Lowest Quarterly Return:               -22.51%
  (1/1/96 through 12/31/05)       (3rd Quarter 2002)




--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/05
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            10.82%     7.05%      9.48%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 9.51%     6.53%      8.31%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   8.70%     6.00%      7.82%
------------------------------------------------------------
EAFE Index(1)                  13.54%     4.55%      5.84%
Lipper International Funds
  Index                        15.67%     5.33%      7.74%


(1) The EAFE Index is an unmanaged index of international stock investment performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(2)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.35%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.60
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.95%
                                                       ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the Master Trust.


(2) Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................     $97
3 YEARS.................................    $303
5 YEARS.................................    $525
10 YEARS................................  $1,166




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.


--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN BEACON

EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:

- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:

- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;


- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index; or


- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment sub-advisors:

  Morgan Stanley Investment Management Inc. ("MSIM Inc.")

  The Boston Company Asset Management, LLC
  ("The Boston Company")

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund's risk exposure to adverse fluctuations in currency exchange rates.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investment in stocks of a particular county will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity


--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK
Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the Sections titled Valuation of Shares and Market Timing.

EMERGING MARKETS RISK
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on October 1, 2002. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on July 31, 2000. In the chart and table below, performance results before October 1, 2002 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.



                       (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................    2.59%
02..........................................................   -3.79%
03..........................................................   57.26%
04..........................................................   24.56%
05..........................................................   28.32%



Highest Quarterly Return:                 25.88%
  (1/1/01 through 12/31/05)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.38%
  (1/1/01 through 12/31/05)         (3rd Quarter 2001)




--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/05
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS      (7/31/00)
                          ------   -------   ---------------
RETURN BEFORE TAXES       28.32%   19.93%        12.53%
RETURN AFTER TAXES ON
  DISTRIBUTIONS           25.14%   18.82%        11.55%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES          21.58%   17.37%        10.71%
------------------------------------------------------------
MSCI Emerging Markets
  Index(1)                34.00%   19.09%        12.61%
Lipper Emerging Markets
  Funds Index             32.65%   19.22%        12.79%


(1) The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.84%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         1.17
                                                       ----
Total Annual Fund Operating Expenses                   2.01%
                                                       ====
Expense Reimbursement                                  0.01(2)
NET EXPENSES                                           2.00%(3)



(1) Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.



(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 2.00%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 2.00%.



(3) The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR ................................    $203
3 YEARS................................    $630
5 YEARS................................  $1,082
10 YEARS...............................  $2,337




Portfolio Holdings
-----------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN BEACON

S&P 500 INDEX FUND(1)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

INVESTMENT RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's (R)," "S&P (R)," "Standard & Poor's 500," "S&P 500 (R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.


--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be appropriate for investors who:


- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a stock mutual fund that reflects the performance of publicly traded U.S. stocks in general, or

- want to take advantage of a "passive," indexing investment approach.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 1998. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1997. In the chart and table below, performance results before March 1, 1998 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.



                       (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


97..........................................................   33.09%
98..........................................................   28.58%
99..........................................................   20.24%
00..........................................................   -9.38%
01..........................................................  -12.48%
02..........................................................  -22.59%
03..........................................................   27.65%
04..........................................................   10.21%
05..........................................................    4.32%



Highest Quarterly Return:                 21.15%
  (1/1/97 through 12/31/05)         (4th Quarter 1998)
Lowest Quarterly Return:                 -17.46%
  (1/1/97 through 12/31/05)         (3rd Quarter 2002)



                           AVERAGE ANNUAL TOTAL RETURN
                        ----------------------------------
                                  AS OF 12/31/05
                        ----------------------------------
                                           SINCE INCEPTION
                        1 YEAR   5 YEARS     (12/31/96)
                        ------   -------   ---------------
RETURN BEFORE TAXES      4.32%   -0.11%         7.10%
RETURN AFTER TAXES ON
  DISTRIBUTIONS          4.10%   -0.45%         6.73%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND
  SALE OF FUND SHARES    3.09%   -0.25%         6.04%
----------------------------------------------------------
S&P 500 Index(1)         4.91%   -0.55%         7.63%
Lipper S&P 500
  Objective Funds
  Index                  4.65%   -0.24%         7.34%


(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees(2)                                   0.045%
Distribution (12b-1) Fees                            0.000
Other Expenses                                       0.565
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.610%
                                                     =====


(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2) This fee represents the total fees paid by the State Street Equity 500
    Index Portfolio to State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA's service as investment advisor.


--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $62
3 YEARS..................................  $195
5 YEARS..................................  $340
10 YEARS.................................  $762



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

AMERICAN BEACON

HIGH YIELD BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.


Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisor. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates all of the Fund's assets to Post Advisory Group, LLC ("Post").

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.

The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, Post relies heavily on internal research and credit analysis. Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, Post may take short equity positions as a hedge against selected high yield bond positions.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.


--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

MARKET TIMING RISK
Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.

HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

SECURITIES SELECTION RISK
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper High Current Yield Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 2002. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on December 29, 2000. In the chart and table below, performance results before March 1, 2002 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................   8.99%
02..........................................................   6.21%
03..........................................................  17.95%
04..........................................................   9.04%
05..........................................................   2.06%



Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/05)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/05)         (3rd Quarter 2001)




--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


                            AVERAGE ANNUAL TOTAL RETURN
                         ----------------------------------
                                   AS OF 12/31/05
                         ----------------------------------
                                            SINCE INCEPTION
                         1 YEAR   5 YEARS     (12/29/00)
                         ------   -------   ---------------
RETURN BEFORE TAXES       2.06%    8.88%         8.87%
RETURN AFTER TAXES ON
  DISTRIBUTIONS          -0.60%    5.78%         5.77%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND
  SALE OF FUND SHARES     1.52%    5.76%         5.75%
-----------------------------------------------------------
Citigroup High-Yield
  Market Index(1)         2.08%    8.93%         8.93%
Citigroup High-Yield
  Capped Index(2)         2.65%      N/A           N/A
Lehman Bros. High Yield
  Index(3)                2.74%    8.86%         8.86%
Lipper High Current
  Yield Funds Index       3.00%    6.76%         6.76%



(1) The Citigroup High-Yield Market Index ("Citigroup Index") has replaced the Lehman Brothers U.S. Corporate High Yield Index as the Fund's broad-based market index, because the Manager has access to better statistical and performance information for the Citigroup Index. The Citigroup Index is an unmanaged index of fixed income securities with a maximum credit rating of BB+, a minimum amount outstanding of $100 million, and at least 1 year to maturity.



(2) The Citigroup High-Yield Market Capped Index ("Citigroup
    Capped Index") is an unmanaged index of fixed income securities with a maximum credit rating of BB+, a minimum amount outstanding of $100 million, and at least 1 year to maturity. The total par amount outstanding for each issuer in the Citigroup Capped Index is capped at $5 billion, which results in a more diversified index of securities that more closely reflects the Fund's issuer diversification. The Citigroup Capped Index has an inception date of 1/2/02.



(3) The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed income securities with a maximum credit rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.51%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.57
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.08%
                                                       ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $110
3 YEARS.................................    $343
5 YEARS.................................    $595
10 YEARS................................  $1,317




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             27                        About the Funds

AMERICAN BEACON

ENHANCED INCOME FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

Approximately 75% of the Fund's total assets are invested in fixed-income securities considered investment grade at the time of purchase. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes (collectively referred to as "investment grade fixed-income securities"). In an attempt to enhance the return of the Fund beyond the income offered by investment grade fixed-income securities, the Fund's remaining total assets are invested in convertible and non-convertible debt obligations without regard to credit quality, as well as equity securities, warrants and options. The Fund seeks capital appreciation by investing in debt securities and convertible and equity securities of corporate issuers whose relative value is expected to increase over time.

The Manager currently allocates the Fund's assets between itself and Calamos Advisors LLC ("Calamos"). The Manager makes investment decisions regarding the approximate 75% of the Fund allocated to investment grade fixed-income securities, while Calamos makes investment decisions regarding the remainder of Fund assets.


Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.


In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.


- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.


- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.


- Select specific debt securities within each security type.


- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Manager seeks to maintain a weighted average duration of one to five years in the investment grade fixed-income portion of the Fund. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates.

In selecting securities, Calamos may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure. Calamos utilizes credit ratings by NRSROs as preliminary indicators of investment quality, in addition to its own credit research and analysis.

Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price and typically offer greater appreciation potential than non-convertible debt securities. Calamos may purchase or create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price. Different companies may issue the fixed-


--------------------------------------------------------------------------------

About the Funds                        28                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

income and convertible components, which may be purchased separately and at different times.

Calamos may invest in debt obligations rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by Calamos. These types of securities are commonly referred to as "junk bonds."

The average term to maturity of the fixed-income securities held in Calamos' portion of the Fund will typically range from three to ten years. In addition to fixed-income securities, Calamos may invest up to 40% of its portion of the Fund's total assets in non-convertible equity securities, including common stocks, preferred stocks and U.S. dollar-denominated American Depositary Receipts. Historically, Calamos' investment process has led it to invest in the equity securities of small to medium-sized companies that, in its opinion, provide opportunities for long-term capital appreciation. Small to medium-sized companies are typically those companies having market capitalizations of up to $25 billion at the time of purchase. However, the Fund may also invest in well-established companies with large capitalizations.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the fixed-income securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed-income securities go down. The price of a fixed-income security is also affected by its maturity. Fixed-income securities with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a fixed-income security, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. For the portion of Fund assets invested in lower-quality debt securities, this risk will be substantial.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the security's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

CONVERTIBLE SECURITIES RISK
The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is strictly based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible's price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible's price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security, because a synthetic convertible is composed of two or more separate securities, each with its own market value.

DERIVATIVES RISK
Warrants and options are considered derivative instruments. The use of these instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. If the value of the underlying common stock falls below the exercise price of a warrant or option, the warrant or option may lose all value.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade fixed-income securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and



--------------------------------------------------------------------------------

Prospectus                             29                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK
Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small and medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.
SECURITIES SELECTION RISK
Securities selected by the Manager or Calamos for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices, an index specific to the Fund's strategy and the Lipper Intermediate Investment Grade Debt Funds Index, a composite of mutual funds comparable to the Fund. The returns of the two broad-based market indices and the index specific to the Fund's strategy do not reflect fees or expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)
               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/04


04..........................................................  4.64%
05..........................................................  1.32%



Highest Quarterly Return:                 2.75%
  (1/1/04 through 12/31/05)         (1st Quarter 2004)
Lowest Quarterly Return:                  -2.07%
  (1/1/04 through 12/31/05)         (2nd Quarter 2004)



                                    AVERAGE ANNUAL TOTAL
                                           RETURN
                                 ---------------------------
                                       AS OF 12/31/05
                                 ---------------------------
                                             SINCE INCEPTION
                                 1 YEAR         (7/1/03)
                                 ------      ---------------
RETURN BEFORE TAXES              1.32%            3.17%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  0.22%            2.16%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    0.87%            2.13%
------------------------------------------------------------
Lehman Brothers Gov./Credit
  Intermediate Index(1)          1.57%            1.85%
Merrill Lynch All U.S.
  Convertibles Index(2)          1.01%            8.79%
Enhanced Income Composite
  Index(3)                       1.48%            3.60%
Lipper Intermediate Investment
  Grade Debt Funds Index         2.28%            2.83%


(1) The Lehman Brothers Gov./Credit Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years.

(2) The Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents with greater than $50 million aggregate market value at issuance. The Index includes securities of all quality grades.

(3) To reflect the Fund's allocation of its assets between investment grade fixed-income securities and convertible securities, the Manager has combined the returns of the Lehman Brothers Gov./ Credit Intermediate Index and the Merrill Lynch Convertibles Index in a 75%/25% proportion.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do



--------------------------------------------------------------------------------

About the Funds                        30                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Enhanced Income Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.35%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.57
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.92%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR.................................     $94
3 YEARS................................    $293
5 YEARS................................    $509
10 YEARS...............................  $1,131




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.con or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             31                        About the Funds

AMERICAN BEACON

INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").


The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or Barrow, may retain a security that has been downgraded below the initial investment criteria.


In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.


The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.


Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


--------------------------------------------------------------------------------

About the Funds                        32                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager or Barrow for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Investor Profile
----------------
This Fund may be appropriate for investors who:


- seek regular monthly income for retirement or other current expenses,

- want the relative stability of investment grade bonds,

- can benefit from a diversified portfolio of fixed income securities, or

- wish to complement their equity holdings.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 2, 1998. However, another class of shares of the Fund no longer in operation began offering its shares on September 15, 1997. In the chart and table below, performance results before March 2, 1998 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.



                       (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR



98..........................................................   8.32%
99..........................................................  -2.39%
00..........................................................  10.07%
01..........................................................   7.73%
02..........................................................   8.20%
03..........................................................   3.74%
04..........................................................   3.51%
05..........................................................   1.80%



Highest Quarterly Return:                 4.66%
  (1/1/98 through 12/31/05)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -2.87%
  (1/1/98 through 12/31/05)         (2nd Quarter 2004)




--------------------------------------------------------------------------------

Prospectus                             33                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


                               AVERAGE ANNUAL TOTAL RETURN
                            ----------------------------------
                                      AS OF 12/31/05
                            ----------------------------------
                                               SINCE INCEPTION
                            1 YEAR   5 YEARS      (9/15/97)
                            ------   -------   ---------------
RETURN BEFORE TAXES         1.80%     4.96%         5.45%
RETURN AFTER TAXES ON
  DISTRIBUTIONS             0.44%     3.36%         3.40%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES            1.16%     3.27%         3.38%
--------------------------------------------------------------
Lehman Bros. Aggregate
  Index(2)                  2.43%     5.87%         6.36%(1)
Lipper Intermediate
  Investment Grade Index    2.28%     5.67%         5.89%


(1) The since inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.94
                                                       ----
Total Annual Fund Operating Expenses                   1.19%
                                                       ====
Expense Reimbursement                                  0.24(1)
NET EXPENSES                                           0.95%(2)



(1) The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 0.95%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.95%.



(2) The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................     $97
3 YEARS.................................    $354
5 YEARS.................................    $631
10 YEARS................................  $1,422




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        34                             Prospectus

AMERICAN BEACON

SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------
The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

Currently, the Manager is the sole investment advisor to the Fund.


The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.


In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.


The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.


Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the



--------------------------------------------------------------------------------

Prospectus                             35                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Investor Profile
----------------

This Fund may be appropriate for investors who:


- seek regular monthly income for retirement or other current expenses,

- want the relative stability of investment grade bonds,

- can benefit from a diversified portfolio of fixed income securities, or

- wish to complement their equity holdings.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96..............................    3.50%
97..............................    6.45%
98..............................    5.19%
99..............................    2.56%
00..............................    7.43%
01..............................    8.00%
02..............................    4.72%
03..............................    2.85%
04..............................    0.97%
05..............................    1.20%



Highest Quarterly Return:                 3.21%
  (1/1/96 through 12/31/05)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.16%
  (1/1/96 through 12/31/05)         (2nd Quarter 2004)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/05
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES             1.20%     3.51%      4.26%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                -0.21%     1.76%      2.12%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   0.77%     1.95%      2.29%
------------------------------------------------------------
Merrill Lynch 1-3 Yr. Gov./
  Corp. Index(1)                1.75%     4.06%      5.03%
Lipper Short Investment Grade
  Bond Funds Index              1.76%     3.52%      4.51%


(1) The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

About the Funds                        36                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.69
                                                       ----
Total Annual Fund Operating Expenses                   0.94%
                                                       ====
Expense Reimbursement                                  0.07(1)
NET EXPENSES                                           0.87%(2)



(1) The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 0.87%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.87%.



(2) The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................     $89
3 YEARS.................................    $293
5 YEARS.................................    $513
10 YEARS................................  $1,148




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             37                        About the Funds

AMERICAN BEACON

MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment advisor to the Fund.

The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

- The yield paid by the Fund may be affected by the Manager's decisions regarding the Fund's average dollar-weighted maturity. If the Manager sets the Fund's maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund's yield could be less than other money market funds.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Investor Profile
----------------

This Fund may be suitable for investors who:


- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts.



--------------------------------------------------------------------------------

About the Funds                        38                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Historical Performance
----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.americanbeaconfunds.com to obtain the Fund's current seven-day yield.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96..........................................................  5.15%
97..........................................................  5.32%
98..........................................................  5.24%
99..........................................................  4.87%
00..........................................................  6.14%
01..........................................................  3.83%
02..........................................................  1.37%
03..........................................................  0.70%
04..........................................................  0.93%
05..........................................................  2.82%



Highest Quarterly Return:                   1.58%
 (1/1/96 through 12/31/05)         (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                    0.15%
 (1/1/96 through 12/31/05)         (3rd & 4th Quarter 2003,
                                   1st & 2nd Quarter 2004)



 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/05
-----------------------------
1 YEAR    5 YEARS    10 YEARS
------    -------    --------
2.82%      1.92%      3.62%




Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.41
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.51%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ..................................   $52
3 YEARS..................................  $164
5 YEARS..................................  $285
10 YEARS.................................  $640



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             39                        About the Funds

AMERICAN BEACON

U.S. GOVERNMENT MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the Master Trust.

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

Currently, the Manager is the sole investment advisor to the Fund.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

The Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Investor Profile
----------------

This Fund may be suitable for investors who:


- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at



--------------------------------------------------------------------------------

About the Funds                        40                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

www.americanbeaconfunds.com to obtain the Fund's current seven-day yield.


                       (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96..........................................................   4.88%
97..........................................................   5.13%
98..........................................................   5.04%
99..........................................................   4.66%
00..........................................................   5.95%
01..........................................................   3.79%
02..........................................................   1.30%
03..........................................................   0.61%
04..........................................................   0.85%
05..........................................................   2.71%



Highest Quarterly Return:               1.54%
  (1/1/96 through 12/31/05)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.12%
  (1/1/96 through 12/31/05)    (3rd & 4th Quarter 2003)



AVERAGE ANNUAL TOTAL RETURN
---------------------------
      AS OF 12/31/05
---------------------------
1 YEAR   5 YEARS   10 YEARS
------   -------   --------
2.71%     1.84%     3.47%




Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.51
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.61%
                                                       ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the Master Trust.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $62
3 YEARS...................................  $195
5 YEARS...................................  $340
10 YEARS..................................  $762




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             41                        About the Funds

AMERICAN BEACON

MUNICIPAL MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Municipal Money Market Portfolio of the Master Trust.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities (although not necessarily backed by the full faith and credit of the U.S. Government); secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

Currently, the Manager is the sole investment advisor to the Fund.

The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Investor Profile
----------------

This Fund may be suitable for investors who:


- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income that is generally exempt from Federal income tax,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts.



--------------------------------------------------------------------------------

About the Funds                        42                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.americanbeaconfunds.com to obtain the Fund's current seven-day yield.

                                (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96..........................................................   3.18%
97..........................................................   3.26%
98..........................................................   3.08%
99..........................................................   2.74%
00..........................................................   3.61%
01..........................................................   2.25%
02..........................................................   0.93%
03..........................................................   0.32%
04..........................................................   0.31%
05..........................................................   1.49%



Highest Quarterly Return:               0.96%
  (1/1/96 through 12/31/05)       (4th Quarter 2000)
Lowest Quarterly Return:                0.01%
  (1/1/96 through 12/31/05)       (4th Quarter 2003)



 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/05
-----------------------------
1 YEAR    5 YEARS    10 YEARS
------    -------    --------
1.49%      1.06%      2.11%




Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         1.12
                                                       ----
Total Annual Fund Operating Expenses                   1.22%
                                                       ====
Expense Reimbursement                                  0.23(2)
NET EXPENSES                                           0.99%(3)


(1) The expense table and the Example below reflect the expenses of both the Fund and the Municipal Money Market Portfolio of the Master Trust.


(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 0.99%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.99%.



(3) The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................    $101
3 YEARS.................................    $364
5 YEARS.................................    $648
10 YEARS................................  $1,457




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.


--------------------------------------------------------------------------------

Prospectus                             43                        About the Funds

The Manager
-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2005, the Manager had approximately $42.7 billion of assets under management, including approximately $18.7 billion under active management and $24.0 billion as named fiduciary or financial advisor. Approximately $22.6 billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager


- develops the investment programs for each Fund,

- selects and changes sub-advisors and master portfolios, where applicable (subject to requisite approvals),

- allocates assets among sub-advisors,

- monitors the sub-advisors' and master portfolio advisors' investment programs and results,

- coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the International Equity, High Yield Bond and S&P 500 Index Funds, invests the portion of Fund assets which the sub-advisors determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:


- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the S&P 500 Index Fund.

The Manager receives a fee of 0.10% of the net assets of the Balanced and Enhanced Income Funds (as noted above) plus a fee of 0.15% of each Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, International Equity, Emerging Markets, High Yield Bond, Enhanced Income, and Intermediate Bond Funds pay the Manager the amounts due to their respective sub-advisors. The Manager then remits these amounts to the sub-advisors.


The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The management fees paid by the Funds for the fiscal year ended October 31, 2005, net of reimbursements and shown as a percentage of average net assets, were as follows:



                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Balanced.............................  0.28%
Large Cap Value......................  0.30%
Mid-Cap Value........................  0.67%
Small Cap Value......................  0.50%
International Equity.................  0.35%
Emerging Markets.....................  0.84%
High Yield Bond......................  0.51%
Enhanced Income......................  0.35%
Intermediate Bond....................  0.25%
Short-Term Bond......................  0.25%



The management fees paid by the Funds for the fiscal year ended December 31, 2005, shown as a percentage of average net assets, were as follows:


                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Money Market.........................  0.10%
U.S. Government Money Market.........  0.10%
Municipal Money Market...............  0.10%


A discussion of the Board's consideration and approval of the Management Agreement between the Funds and the Manager and the Investment Advisory Agreements between the sub-advisors and the Manager will be available in the Funds' next semi-annual report (dated June 30, 2006 for the S&P 500 Index and Money Market Funds and April 30, 2006 for all other Funds).


William F. Quinn and Nancy A. Eckl are the leaders of the Manager's portfolio management team that has joint responsibility for the day-to-day management of the Funds, except for the Short-Term Bond, Money Market, U.S. Government Money Market, and Municipal Money Market Funds. Mr. Quinn and Ms. Eckl are responsible for developing each Fund's investment program and recommending sub-advisors to the Funds' Board of Trustees. In addition, Ms. Eckl, in conjunction with the team members listed below, oversees the sub-advisors, reviews each sub-advisor's performance and allocates the Funds' assets among the sub-advisors and the Manager, as applicable.


FUNDS UNDER MANAGEMENT                 TEAM MEMBERS
----------------------                 ------------
Balanced, Large Cap Value, Mid-Cap
  Value, Small Cap Value, and
  Intermediate Bond..................  Adriana R. Posada
S&P 500 Index and Enhanced Income....  Cynthia Thatcher
International Equity, Emerging
  Markets and High Yield Bond........  Kirk L. Brown


Mr. Quinn is President of the Manager and has served on the portfolio management team since the inception of the Funds in 1987. Ms. Eckl has served on the portfo-



--------------------------------------------------------------------------------

About the Funds                        44                             Prospectus
lio management team since becoming Vice President of Trust Investments for the Manager in May 1995. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Ms. Thatcher is Manager of Trust Investments and became a member of the team upon joining the Manager in December 1999. Mr. Brown is Manager of International and Private Investments, and he has served on the portfolio management team since February 1994. The Funds' Statement of Additional Information ("SAI") provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.


Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond and Money Market Funds and a portion of the fixed income assets of the Balanced, Enhanced Income and Intermediate Bond Funds. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for each Fund under his management. In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced, Enhanced Income, Intermediate Bond and Short-Term Bond Funds includes Patrick A. Sporl and Gyeong Kim. Mr. Sporl has served as the Senior Portfolio Manager to the Balanced Fund since September 2001, to the Enhanced Income Fund since its inception in July 2003 and to the Intermediate Bond and Short-Term Bond Funds since January 1999. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Funds' holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced Fund, Intermediate Bond and Short-Term Bond Funds since November 2002 and to the Enhanced Income Fund since its inception in July 2003. Prior to becoming a Portfolio Manager, Ms. Kim had been the Manager of Credit Research and Analysis for the Manager since June 1998. She has responsibility for credit and relative value analysis of corporate bonds. The Funds' SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Funds they manage and their compensation.


SSgA
----


The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the "State Street Portfolio"), which is managed by SSgA. SSgA is located at One Lincoln Street, Boston, Massachusetts 02111. As of December 31, 2005, SSgA managed approximately $96.7 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.4 trillion in assets. SSgA serves as investment advisor, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Portfolio. As compensation for SSgA's services as investment advisor and State Street's service as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the State Street Portfolio, including ordinary legal and audit expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the State Street Portfolio.



SSgA manages the Equity 500 Index Portfolio using a team of investment professionals. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within the Portfolio. Key professionals involved in the day-to-day portfolio management for the Equity 500 Index Portfolio include the following: Michael Feehily and John Tucker. Mr. Feehily is a Principal of State Street Global Advisors and SSgA, and head of the U.S. Equity Team within the Global Structured Products Team. Mr. Feehily joined SSgA in 1997 and has managed the Portfolio since its inception in 2000. Mr. Tucker is a Principal of State Street Global Advisors and SSgA, and a Unit Head for the firm's Exchange Traded Funds Management Team. Mr. Tucker joined the firm in 1988 and has managed the Portfolio since its inception in 2000. The Funds' SAI provides additional information about Mr. Feehily and Mr. Tucker, including other accounts they manage, their ownership in the Portfolio and their compensation.



The Sub-Advisors
----------------

The Manager is the sole investment advisor to the Money Market Funds and the Short-Term Bond Fund. Except for these Funds, each Fund's assets are allocated among one or more sub-advisors by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another sub-advisor. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisors. The assets of the Enhanced Income Fund are allocated by the Manager between the Manager and another sub-advisor. Each sub-advisor has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the Master Trust, approval of the Master Trust Board. The Prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is terminated.


Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Funds. The Funds' SAI provides additional information about the portfolio managers, including other accounts they man-



--------------------------------------------------------------------------------

Prospectus                             45                        About the Funds
age, their ownership in the Funds they manage and their compensation.


BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2005, Barrow had discretionary investment management authority with respect to approximately $55 billion of assets, including approximately $1.7 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-advisor to the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds. The Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.


Barrow manages client assets on a team basis for their equity and fixed income strategies. The members of the team for each Fund are listed below.


NAME AND TITLE OF             LENGTH OF SERVICE    BUSINESS EXPERIENCE
PORTFOLIO MANAGERS                 TO FUND             PAST 5 YEARS
------------------            -----------------  ------------------------
Balanced & Large Cap Value
 Funds
James P. Barrow
 Portfolio Manager/Partner     Since Inception   Portfolio Manager/Barrow
Mid-Cap Value Fund
James P. Barrow
 Portfolio Manager/Partner     Since Inception   Portfolio Manager/Barrow
Mark Giambrone
 Portfolio Manager/Partner     Since Inception      Portfolio Manager/
                                                        Barrow(1)
Small Cap Value Fund
James S. McClure
 Portfolio Manager               Since 2003      Portfolio Manager/Barrow
John P. Harloe
 Portfolio Manager               Since 2003      Portfolio Manager/Barrow
Balanced & Intermediate
 Bond Funds
John S. Williams
 Portfolio Manager             Since Inception   Portfolio Manager/Barrow
David H. Hardin
 Portfolio Manager             Since Inception   Portfolio Manager/Barrow
J. Scott McDonald
 Portfolio Manager               Since 1994      Portfolio Manager/Barrow
Mark C. Luchsinger
 Portfolio Manager               Since 1996      Portfolio Manager/Barrow
Deborah A. Petruzzelli
 Portfolio Manager               Since 2002           Barrow/Victory
                                                        Capital(2)



(1) Prior to 2002, Mark Giambrone was an equity analyst with Barrow.



(2) Prior to joining Barrow in 2002, Debbie Petruzzelli was a portfolio manager with Victory Capital.



Barrow's equity portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the large, mid, and small cap segments of the market. Individual equity security holdings and their weightings in Barrow's portion of the Balanced, Large Cap Value, Mid-Cap Value, and Small Cap Value Funds are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in a Fund rests with the portfolio manager for large cap, and with the management team for the mid and small cap strategies. While all of Barrow's equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of the team. This serves as an internal mentoring process, in addition to assuring that Barrow has adequate coverage across all sectors and market capitalization ranges.


Barrow manages its fixed income portion of the Balanced and Intermediate Bond Funds using a team approach, with investment strategy decisions resulting from a consensus of its fixed income professionals -- five senior portfolio managers and two dedicated research analysts. All five portfolio managers are generalists, but each also has specific responsibilities for strategic focus on particular aspects of the marketplace and the portfolio structure strategy. Fixed income research responsibilities are divided among the team members, each specializing in areas in which they have particular expertise and interest. Individual bond selection decisions are also consistently made across all portfolios having similar investment objectives.


BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment advisory firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2005, Brandywine had assets under management totaling approximately $26.3 billion, including approximately $2.6 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.


                     Brandywine Portfolio Managers for the
                       Balanced and Large Cap Value Funds
                       ----------------------------------

Paul R. Lesutis, CFA, Managing Director, is a member of Brandywine's Executive Committee and serves as lead Portfolio Manager of Brandywine's fundamental large cap value equity strategy. In addition, he is responsible for research coverage of the Banks and Paper & Forest Products sectors, contributing insight and stock recommendations to all of Brandywine's domestic equity products. Mr. Lesutis joined Brandywine in 1991 and has served as lead portfolio manager to Brandywine's portion of the Balanced and Large Cap Value Funds since 1996.

Earl J. Gaskins, Managing Director, is a lead Portfolio Manager for Brandywine's large cap value and socially responsible large cap value equity strategies and is Co-Manager for the fundamental large cap value equity strategy. He is responsible for research coverage of the Chemicals and Energy sectors, contributing industry insight and stock recommendations to all of Brandywine's equity products. Mr. Gaskins has been with Brandywine since 1996 and has co-managed Brandywine's portion of the Balanced and Large Cap Value Funds since 1996.

Stephen S. Smith, Executive Vice President, is a member of Brandywine's Executive Committee, serves as co-lead Portfolio Manager for Brandywine's fixed income and balanced strategies and also contributes his extensive


--------------------------------------------------------------------------------

About the Funds                        46                             Prospectus
knowledge of global markets and currencies to support the research efforts for international/global value equity strategies. Mr. Smith is also a member of Brandywine's large cap value equity team and is responsible for research coverage of the Tobacco, Healthcare, and Financial Services industries, contributing insight and stock recommendations to all of Brandywine's equity products. He joined Brandywine in 1991 and has served as a portfolio manager to Brandywine's portion of the fixed income portion of the Balanced Fund since April 1996.

                         Brandywine Portfolio Managers
                          for the Small Cap Value Fund
                         -----------------------------

Henry F. Otto, Managing Director, is the founder and Co-Manager for Brandywine's diversified value equity strategy and assists in ongoing research into value investing and designing quantitative evaluation tools. Mr. Otto is a member of Brandywine's Executive Committee and currently serves as the Committee's Chair. He joined Brandywine in 1987 and has served as a portfolio manager to Brandywine's portion of the Small Cap Value Fund since December 1998.

Steven M. Tonkovich, Managing Director, is a member of Brandywine's Executive Committee, serves as Co-Manager for Brandywine's diversified value equity strategy and is integral to ongoing research into value investing, to designing quantitative evaluation tools and to managing Brandywine's information systems. Mr. Tonkovich has been with Brandywine since 1989 and has served as a portfolio manager to Brandywine's portion of the Small Cap Value Fund since December 1998.


CALAMOS ADVISORS LLC ("CALAMOS"), 2020 Calamos Court, Naperville, Illinois 60563, is an institutional money management firm that has specialized in security research and money management since 1977. Calamos is a wholly owned subsidiary of Calamos Asset Management, Inc. As of December 31, 2005, Calamos had assets under management totaling approximately $43.8 billion, including approximately $223 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Calamos serves as a sub-advisor to the Enhanced Income Fund.



John P. Calamos, Chief Executive Officer, President and Co-Chief Investment Officer of Calamos, Nick P. Calamos, Co-Chief Investment Officer and Senior Executive Vice President of Calamos, and John P. Calamos, Jr., Executive Vice President of Calamos, are primarily responsible for the day-to-day management of Calamos' portion of the Enhanced Income Fund. Each has been involved with and responsible for the Fund since its inception in July 2003. John P. Calamos and Nick P. Calamos have managed money together at Calamos or a related entity for over 20 years. John P. Calamos, Jr. has over 19 years of experience in the financial services industry and has managed money together with John P. Calamos and Nick P. Calamos at Calamos or a related entity for that entire period.



CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is an international and global equity investment management firm. Causeway began operations in June 2001. As of December 31, 2005, Causeway had approximately $14.8 billion in assets under management, including approximately $1.5 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-advisor to the International Equity Fund.



Causeway's portion of the International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan Eng and Kevin Durkin.



Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. ("MLIM") since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has co-managed the Fund since May 1993.



Harry W. Hartford is the President of Causeway and is responsible for research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001. Prior to that, he was with the Hotchkis and Wiley division of MLIM since 1996, where he was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Mr. Hartford has co-managed the Fund since May 1994.



James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with the Hotchkis and Wiley division of MLIM since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has co-managed the Fund since January 2006.



Jonathan Eng is a Vice President of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has co-managed the Fund since January 2006.



Kevin Durkin is a Vice President of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with the Hotchkis and Wiley division of MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has co-managed the Fund since January 2006.



DREMAN VALUE MANAGEMENT, LLC ("DREMAN"), Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311, is an independently owned investment advisor founded in 1997, with predecessor



--------------------------------------------------------------------------------

Prospectus                             47                        About the Funds
firms dating back to 1977. As of December 31, 2005, Dreman had approximately $14.5 billion of assets under management, which included approximately $355 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Dreman serves as a sub-advisor to the Small Cap Value Fund.



David N. Dreman is the Co-Lead Portfolio Manager for Dreman's portion of the Small Cap Value Fund. Mr. Dreman has over 30 years of investment experience and has served as Chairman and Chief Investment Officer of Dreman and its predecessor firms since 1977. Nelson Woodard is the Co-Lead Portfolio Manager for Dreman's portion of the Small Cap Value Fund. Mr. Woodard has over 20 years of investment experience and has served as Managing Director and Senior Portfolio Manager of Dreman since 2001. From 2000 to 2001, he was the Vice President of Asset Allocation and Quantitative Analysis at Prudential Investments. Mr. Dreman and Mr. Woodard have managed Dreman's portion of the Small Cap Value Fund since August 2005.



HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-advisor to the Funds. As of December 31, 2005, Hotchkis had approximately $29.6 billion in assets under management, including approximately $1.3 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.


In addition to the Funds, Hotchkis manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of Hotchkis' investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. The culmination of this process is the formation of a "target portfolio" for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.

Although the Balanced, Large Cap Value and Small Cap Value Funds are managed by Hotchkis' investment team, Hotchkis has identified the five portfolio managers with the most significant responsibility for Hotchkis' portion of each Fund's assets. This list does not include all members of the investment team.

                      Hotchkis Portfolio Managers for the
                       Balanced and Large Cap Value Funds
                     -------------------------------------

George Davis, Patricia McKenna, Sheldon Lieberman, Joe Huber, and Stan Majcher participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Mr. Davis, Ms. McKenna and Mr. Lieberman have authority to direct trading activity for the Funds. Mr. Huber and Mr. Majcher are jointly responsible for the day-to-day management of the Funds' cash flows, which includes directing the Funds' purchases and sales to ensure that the Funds' holdings remain reflective of the "target portfolio."


Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst and became a portfolio manager to Hotchkis' portion of the Funds at that time. Ms. McKenna, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst, at which time she began managing Hotchkis' portion of the Funds. Mr. Lieberman, currently Principal and Portfolio Manager, joined Hotchkis in 1994 as Portfolio Manager and Analyst and has managed Hotchkis' portion of the Funds since then. Mr. Huber, currently Principal, Portfolio Manager and Director of Research, joined Hotchkis in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research. He has been a portfolio manager to Hotchkis' portion of the Funds since 2000. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999. He has served as portfolio manager to Hotchkis' portion of the Funds since 1999.


                          Hotchkis Portfolio Managers
                          for the Small Cap Value Fund
                          ----------------------------


David Green, Jim Miles, Joe Huber, Stan Majcher, and George Davis participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Mr. Huber and Mr. Davis have authority to direct trading activity for Hotchkis' portion of the Fund. Mr. Green, Mr. Miles and Mr. Majcher are jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio."



Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed Hotchkis' portion of the Fund since 1999. Mr. Miles, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis' portion of the Fund since 1999. Mr. Huber, currently Principal, Portfolio Manager and Director of Research, joined Hotchkis in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research. He has been a portfolio manager to Hotchkis' portion of the Fund since 2000. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in




--------------------------------------------------------------------------------

About the Funds                        48                             Prospectus

1996 as Analyst and became Portfolio Manager in 1999, at which time he became a portfolio manager to Hotchkis' portion of the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis' portion of the Funds since 1999.


LAZARD ASSET MANAGEMENT LLC ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment advisor, is a subsidiary of Lazard Freres & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $77.6 billion as of December 31, 2005, including approximately $985.2 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-advisor to the International Equity Fund.


The following individuals comprise Lazard's International Equity management team, which is responsible for the day to day management of a portion of the International Equity Fund. Responsibility is shared equally among each member of the team.


John R. Reinsberg is a Deputy Chairman of Lazard with responsibility for international and global products. He also oversees the day-to-day operations of Lazard's International Equity investment team. He joined Lazard in 1992 and began working in the investment field in 1981. Mr. Reinsberg has managed Lazard's portion of the Fund since March 1999.


Gabrielle Boyle is a Senior Managing Director of Lazard. She is a Portfolio Manager on Lazard's International Equity team and a member of the London-based European Equity team. She joined Lazard in 1993 and has been working in the investment field since 1990. Ms. Boyle has managed Lazard's portion of the Fund since May 2003.

Michael A. Bennett is a Managing Director of Lazard and a Portfolio Manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. He joined Lazard in 1992 and has worked in the investment field since 1987. Mr. Bennett has managed Lazard's portion of the Fund since May 2003.

Michael Powers is a Managing Director of Lazard and a member of the International Equity, International Equity Select, and European Equity Select teams. He joined Lazard in 1990. Mr. Powers has managed Lazard's portion of the Fund since May 2003.


Michael G. Fry joined Lazard in 2005 as a Managing Director and is also a Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. From 1995 to 2005, Mr. Fry held several positions at UBS Global Asset Management, including Lead Portfolio Manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1987. He has managed Lazard's portion of the Fund since November 2005.



METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST CAPITAL"), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is an SEC registered investment advisor founded in 1997. The firm is majority owned by its key professionals and minority owned by Metropolitan West Financial, LLC. As of December 31, 2005, MetWest Capital had approximately $3.9 billion of assets under management, which included approximately $782 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-advisor to the Large Cap Value and Small Cap Value Funds.



Howard Gleicher oversees the MetWest Capital investment team with responsibility for a portion of the Large Cap Value Fund. Mr. Gleicher has served as Chief Investment Officer since MetWest Capital's inception in August 1997 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. In addition to Mr. Gleicher, the Large Cap Value Fund's investment team includes Gary W. Lisenbee, David M. Graham and Jeffrey Peck. Mr. Lisenbee has served as President since MetWest Capital's inception in August 1997 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. Mr. Graham has served as Research Analyst since September 2000 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. From May 2000 through September 2000, he was a Senior Portfolio Manager and Research Analyst at Wells Fargo. From 1987 through 1999, he served as Vice President and Director of Research at Palley-Needelman Asset Management, Inc. Mr. Peck has served as Research Analyst since March 2004 and has managed MetWest Capital's portion of the Large Cap Value Fund since that time. From 2002 to March 2004, he was an equity research analyst with Janney Montgomery Scott, LLC. From 1998 through November 2001, he served as an equity research analyst at Bear Stearns & Company, Inc.



Gary W. Lisenbee has primary responsibility for managing MetWest Capital's portion of the Small Cap Value Fund. He has managed the Fund since August 2005.



MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM INC."), 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated institutional asset management companies, managed assets of approximately $434.0 billion, including approximately $329.6 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as a sub-advisor to the Emerging Markets Fund.



MSIM Inc.'s Emerging Markets team manages a portion of the Emerging Markets Fund. Members of the team include Narayan Ramachandran and Ruchir Sharma, Managing Directors of MSIM Inc., and Paul Psaila, an Executive Director of MSIM Inc.



Narayan Ramachandran, who is the team's lead portfolio manager, has worked for MSIM Inc. since 1996 and has managed MSIM Inc.'s portion of the Fund since 2001. Ruchir Sharma has worked for MSIM Inc. since 1996 and has managed MSIM Inc.'s portion of the Fund




--------------------------------------------------------------------------------

Prospectus                             49                        About the Funds
since its inception in 2000. Paul Psaila has worked for MSIM Inc. since 1994 and has managed MSIM Inc.'s portion of the Fund since its inception in 2000.


MSIM Inc. manages all portfolios via a team approach. Their investment team is comprised of fifteen dedicated portfolio manager/analysts located in New York, Singapore and Mumbai (India) that have extensive experience in analyzing emerging markets equity securities for investors. MSIM Inc.'s regional teams (Asia ex-Japan, Latin America, Emerging Europe, Middle East, Africa, and India sub-continent) are responsible for stock selection. Narayan Ramachandran and Ruchir Sharma serve as co-lead portfolio managers, and as such are ultimately responsible for overall portfolio performance and construction. Narayan and Ruchir focus on country allocation relying heavily on input from regional teams (thirteen other portfolio managers are responsible for stock selection). Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on key sectors including telecommunications, technology, commodities and energy.


OPUS CAPITAL MANAGEMENT, INC. ("OPUS"), One West Fourth Street, Suite 415, Cincinnati, Ohio 45202, is an employee-owned registered investment advisor established in 1996. As of December 31, 2005, Opus had assets under management of approximately $1.1 billion, including approximately $435 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Opus serves as a sub-advisor to the Small Cap Value Fund.



The Investment Committee at Opus is comprised of Len Haussler, President & Portfolio Manager, Kevin Whelan, Vice President, and Jon Detter, Research Analyst. Opus has a team approach to the buying and selling of individual securities, and a consensus is usually formed before any purchase or sale of a security is initiated. If there is a lack of consensus, the Portfolio Manager makes the final decision. If the Portfolio Manager is out of the office and unavailable for consultation, the remaining members of the Investment Committee are authorized to make investment decisions.



Len A. Haussler co-founded Opus in 1996 and serves as the lead portfolio manager for the firm. Mr. Haussler develops the investment strategy, directs investments and oversees trading for all client portfolios. He has over 23 years of investment experience and has managed Opus' portion of the Small Cap Value Fund since January 2005.



Kevin P. Whelan has served as Vice President of Opus since 1998. He is primarily responsible for conducting research and directing trades. Mr. Whelan has over eight years of investment experience and has managed Opus' portion of the Fund since January 2005.



Jonathon M. Detter has served as Research Analyst for Opus since 2003. He is primarily responsible for conducting research and directing trades. Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP. He has over five years of investment and valuation experience and has managed Opus' portion of the Fund since January 2005.



POST ADVISORY GROUP, LLC ("POST"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority owned by Principal Global Investors, LLC. As of December 31, 2005, Post had assets under management totaling approximately $8 billion, including approximately $320 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-advisor to the High Yield Bond Fund.


As a firm, Post utilizes a co-manager system to protect the client and to ensure continuity of performance. The High Yield Bond Fund has been managed by Lawrence Post since its inception in December 2000, and Allan Schweitzer became co-manager in 2004. Lawrence Post, Chief Executive Officer, President and Chief Investment Officer of Post, has overall responsibility for the Fund's portfolio and investment process. Mr. Post has over 30 years of experience in the investment business, including 25 years in the high yield bond area. Mr. Schweitzer joined Post in 2000 from Trust Company of the West where he was a senior high yield analyst specializing in healthcare, media, and lodging research. He has over twelve years of experience in the high yield bond area.


PZENA INVESTMENT MANAGEMENT, LLC ("PZENA"), 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2005, Pzena had assets of approximately $16.8 billion under management, including approximately $21.4 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Pzena serves as a sub-advisor to the Mid-Cap Value Fund.



Investment decisions for the portion of the Mid-Cap Value Fund sub-advised by Pzena are made by a three-person investment team. The team consists of Richard
S. Pzena, John P. Goetz and Manoj Tandon. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.



Mr. Pzena is Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena. He has served on the portfolio management team since the inception of the Mid-Cap Value Fund in June 2004 and has been with Pzena since its inception in January 1996. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer of Pzena as of January 1, 2005. Prior to becoming Co-CIO, Mr. Goetz was Director of Research for Pzena. He has also served on the Fund's portfolio management team since its inception and has been with Pzena since 1996. Manoj Tandon is a Principal and Portfolio Manager at Pzena. Prior to joining Pzena in 2002, Mr. Tandon was Associate Analyst for the



--------------------------------------------------------------------------------

About the Funds                        50                             Prospectus

Global Software and IT Services Strategy team at Deutsche Bank and a member of its Enterprise Software Research team from 1999 to 2002. He began managing Pzena's portion of the Fund in January 2006.



SSGA FUNDS MANAGEMENT, INC. ("SSGA"), One Lincoln Street, Boston, Massachusetts 02111, is an SEC registered investment advisor and currently provides advisory services only to U.S. SEC registered investment companies. SSgA is a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company. As of December 31, 2005, SSgA had approximately $96.7 billion of assets under management. SSgA serves as a sub-advisor to the Small Cap Value Fund.



SSgA's portion of the Small Cap Value Fund is managed by a team of three portfolio managers who share responsibility for day-to-day management. The portfolio managers are dual employees of SSgA and State Street Global Advisors, the investment management division of State Street Bank and Trust Company. Ric Thomas has served as Deputy Department Head and Portfolio Manager in State Street Global Advisors' Enhanced Equity Group since 1998. Chuck Martin has served as a Portfolio Manager in the Enhanced Equity Group since 2001, prior to which, he was an equity analyst at SunTrust Equitable Securities. John O'Connell has served as a Portfolio Manager in the Enhanced Equity Group since April 2000. Prior to that time, Mr. O'Connell was an Investment Associate in State Street Global Advisors' Global Structured Products Group. Mr. Thomas, Mr. Martin and Mr. O'Connell have managed SSgA's portion of the Small Cap Value Fund since August 2005.



TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $464.8 billion in assets under management as of December 31, 2005. Of this amount, approximately $1.4 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-advisor to the International Equity Fund.



Gary P. Motyl has served as a portfolio manager to Templeton's portion of the International Equity Fund since the Fund's inception in August 1991. Mr. Motyl is President of Templeton and Chief Investment Officer of Templeton Institutional Global Equities. He joined Templeton in 1981.



THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2005 were $60.0 billion, including approximately $1.6 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-advisor to the Small Cap Value, International Equity and Emerging Markets Funds.


                          The Boston Company Portfolio
                     Managers for the Small Cap Value Fund
                     -------------------------------------


Joseph M. Corrado, Senior Vice President, is the lead portfolio manager for the US Small Cap Value Equity strategy for The Boston Company and he oversees the US Small Cap Value team. Mr. Corrado joined The Boston Company in 1986. Stephanie
K. Brandaleone, Vice President, and Edward R. Walter, Vice President, have served as US Small Cap Value Equity portfolio managers for The Boston Company since February 1999 and May 2004, respectively. Prior to becoming portfolio managers, both Ms. Brandaleone and Mr. Walter served as research analysts, and they continue to fulfill certain research responsibilities in conjunction with their portfolio management duties. Ms. Brandaleone's research role involves covering a broad range of industries and special situations, while Mr. Walter focuses on the Health Care, Technology, Business Services and Industrial sectors. Mr. Corrado, Ms. Brandaleone and Mr. Walter have managed a portion of the Small Cap Value Fund since September 2004.


                          The Boston Company Portfolio
                       Managers for the Emerging Markets
                         and International Equity Funds
                       ---------------------------------


D. Kirk Henry is the Director of International Value Equities for The Boston Company. He is the lead portfolio manager for the International Value and Emerging Markets strategies. Mr. Henry joined The Boston Company in 1994. He has served as a portfolio manager for a potion of the Emerging Markets Fund since August 2000 and a potion of the International Equity Fund since September 2004. Clifford A. Smith, Senior Vice President, and Carolyn M. Kedersha, Senior Vice President, have been with The Boston Company since 1998 and 1988, respectively. Prior to becoming portfolio managers in March 2003, they each served as research analysts. Mr. Smith has served as a portfolio manager for a portion of the International Equity Fund since September 2004, and Ms. Kedersha has served as a portfolio manager to a portion of the Emerging Markets Fund since March 2003. Both Mr. Smith and Ms. Kedersha continue to conduct research on a variety of regions and sectors. Mr. Smith focuses on global technology and European capital goods companies, while Ms. Kedersha targets companies located in the United Kingdom, Greece, Egypt, Turkey, Israel, Russia, and Latin America.

All other assets of AMR Corporation and its affiliates under management by each respective sub-advisor (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each sub-advisor. Including these assets lowers the investment advisory fees for each applicable Fund.



--------------------------------------------------------------------------------

Prospectus                             51                        About the Funds

Valuation of Shares
-------------------
The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Money Market Funds are valued in accordance with the amortized cost method, which is designed to enable those Funds to maintain a stable NAV of $1.00 per share. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security's trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security's true market value. In addition, if a significant event, as determined by the Manager, that may affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund's NAV, fair value pricing would be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The Emerging Markets and International Equity Funds often fair value securities as a result of significant events occurring after the close of the foreign markets in which these Funds invest. In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds' fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds' fair valuation procedures.

The NAV of PlanAhead Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Except for the Money Market Funds, each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The NAV per share for the Money Market and U.S. Government Money Market Funds is typically determined as of 5:00 p.m. Eastern Time, on each day on which the Exchange is open for business. The NAV per share for the Municipal Money Market Fund is typically determined as of 11:45 a.m. Eastern Time, on each day on which the Exchange is open for business. On days when the financial markets in which the Money Market Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Money Market Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Money Market Fund, at its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between a Money Market Fund and another American Beacon
Fund). Because the International Equity and Emerging Markets Funds (the "International Funds") invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds' shares.



ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------
PlanAhead Class shares are offered to all investors, including investors using intermediary organizations such as discount brokers or plan sponsors and retirement accounts.


The Small Cap Value Fund closed to new investors as of the close of business on Friday, February 4, 2005. The Fund will continue to accept additional investments (including reinvestments of dividends and capital gains distributions) from: (1) shareholders of the Fund who had open accounts on February 4, 2005; (2) participants in most qualified retirement plans if the Fund was designated as an available option as of February 4, 2005; (3) investors who had previously committed to invest in the Fund but whose accounts were not yet funded as of February 4, 2005; and (4) existing accounts managed on a discretionary basis by registered investment advisors that included the Fund in their discretionary account program as of February 4, 2005. Investors through financial intermediaries who did not have a funded position through the intermediary prior to February 4, 2005 will not be allowed to establish a new position after that date. In the case of mergers, reorganizations, acquisitions or other business combinations in which one or more companies involved in the transaction currently offer the Fund as an investment option to retirement plan participants, a company that, as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidi-




--------------------------------------------------------------------------------
About Your Investment                  52                             Prospectus
ary, sister company or otherwise), may request to add the Fund as an investment option under its retirement plan. In addition, there may be circumstances where a company currently offering the Fund as an investment option under its retirement plan may wish to consolidate available investment options under its plan and, as a result, transfer significant assets to the Fund. Such requests will be reviewed by the Manager on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders.


Opening an Account
------------------

A completed, signed application is required to open an account. You may obtain an application form by:



- calling 1-800-658-5811, or


- downloading an account application on the Funds' web site at www.americanbeaconfunds.com.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and Social Security numbers for persons authorized to provide instructions on the account. The Funds are required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

                                    Mail to:
                             American Beacon Funds
                                P.O. Box 219643
                           Kansas City, MO 64121-9643

Purchase Policies
-----------------
Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, a Money Market Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Money Market Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

                             PURCHASE ORDER DEADLINE
FUND                             (EASTERN TIME)
----                         -----------------------
Municipal Money Market             11:45 a.m.*
Money Market and U.S.
  Government Money Market           5:00 p.m.**
All other Funds                     4:00 p.m.*

    *or the close of the Exchange (whichever comes first)
   **or such other time as may be designated by the Fund

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks, money orders, cashier's checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.

Redemption Policies
-------------------


Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds' website, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order, minus a redemption fee, if applicable. For assistance with completing a redemption request, please call 1-800-658-5811.


For the Money Market Funds, wire proceeds from redemption requests received in good order by the deadlines listed below or by the close of the Exchange (whichever comes first) are generally transmitted to shareholders on the same day.

                         SAME DAY PROCEEDS DEADLINE
FUND                           (EASTERN TIME)
----                     ---------------------------
Money Market and
  U.S. Government
  Money Market                     3:00 p.m.
Municipal Money Market            11:45 a.m.

For all other Funds, wire proceeds from redemption requests received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first) are generally transmitted to Shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.


A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund or Emerging Markets Fund that you have owned for less than 90 days. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in and out of the Fund. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee. The redemption fee is not imposed on shares acquired through the reinvestment of distributions or shares redeemed through pre--




--------------------------------------------------------------------------------
Prospectus                             53                  About Your Investment
authorized automatic redemption plans. In addition, the redemption fee may not apply to arrangements through financial intermediaries. The redemption fee will be imposed on shares held in retirement plans to the extent that plan intermediaries are able to charge the fee to plan participants for credit to the applicable Fund. See the section titled Market Timing for additional information.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund or the Fund's corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.


Exchange Policies
-----------------

Shares of the PlanAhead Class of any Fund may be exchanged for shares of the PlanAhead Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled Purchase Policies and Redemption Policies for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds will not accept more than one exchange in and out of any Fund (except for the Money Market Funds) within any rolling 90-day period. The Funds reserve the right to terminate the exchange privilege of any shareholder who violates the limit on exchanges. In addition, the Funds may reject an exchange order or terminate the exchange privilege of a shareholder, if the Manager determines that the shareholder is investing in a Fund to profit in day-to-day fluctuations of the Fund's NAV, also known as market timing, regardless of whether the shareholder violated the Funds' stated policy on the frequency of exchanges. See the section titled Market Timing for additional information on the Funds' policies to deter market timing.



--------------------------------------------------------------------------------
About Your Investment                  54                             Prospectus

HOW TO PURCHASE SHARES
By Check

- The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by check is $50.
- Make check payable to the American Beacon Funds.
- Include the shareholder's account number, Fund name, and Fund number on the check.
- Mail check to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643

By Wire

If your account has been established, you may call
1-800-658-5811 to purchase shares by wire. The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by wire is $500. Send a bank wire to State Street Bank and Trust Co. with these instructions:
- ABA# 0110-0002-8; AC-9905-342-3,
- Attn: American Beacon Funds-PlanAhead Class,
- the Fund name and Fund number, and
- shareholder's account number and registration.

Via "My Account" on www.americanbeaconfunds.com

- Funds will be transferred automatically from your bank account via Automated Clearing House ("ACH") if valid bank instructions were included on your application. If not, please call 1-800-658-5811 to establish bank instructions prior to the purchase.
- The minimum amount for each subsequent investment is $50.

By Pre-Authorized Automatic Investment

- The minimum account size of $2,500 must be met before establishing an automatic investment plan.
- Fill in required information on the account application, including amount of automatic investment ($50 minimum).
  Attach a voided check to the account application.
- You may also establish an automatic investment plan through www.americanbeaconfunds.com.
- Funds will be transferred automatically from your bank account via ACH on or about the 5th day of each month or quarter, depending upon which periods you specify. If you establish your automatic investment plan through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

By Exchange

- Send a written request to the address above, call
  1-800-658-5811 and use the Automated Voice Response System or speak to a representative, or visit www.americanbeaconfunds.com.
- A $2,500 minimum is required to establish a new account in the PlanAhead Class of another American Beacon Fund by making an exchange.
- The minimum amount for each exchange is $50.




--------------------------------------------------------------------------------

Prospectus                             55                  About Your Investment

HOW TO REDEEM SHARES
By Telephone

- Call 1-800-658-5811 to request a redemption.
- Telephone redemption orders are limited to $50,000 within any 30 day period.
- Proceeds will generally be mailed only to the account address of record or transmitted by wire ($500 minimum) to a commercial bank account designated on the account application form.

By Mail

Write a letter of instruction including:
- the Fund name and Fund number,
- shareholder account number,
- shares or dollar amount to be redeemed, and
- authorized signature(s) of all persons required to sign for the account.

  Mail to:

American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643
- Proceeds will only be mailed to the account address of record or transmitted by wire ($500 minimum) to a commercial bank account designated on the account application form.

To protect the Funds and your account from fraud, a STAMP
2000 Medallion signature guarantee is required for redemption orders:
- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
- for an account whose address has changed within the last
  30 days if proceeds are sent by check.

The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public can not provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

Via "My Account" on www.americanbeaconfunds.com

- Proceeds will only be mailed to the account address of record, transmitted by wire to a commercial bank account designated on the account application form or transferred via ACH to your bank account as designated on the account application form.
- If bank instructions were not included on the account application form, please call 1-800-658-5811 to establish bank instructions.
- The minimum amount is $500 for a wire and $50 for a check or ACH.

By Shareholder Draft

(Money Market Funds' shareholders only)
Choose the check writing feature on the account application or establish via www.americanbeaconfunds.com.
- Minimum check amount is $100.
- A $2 service fee per check is charged for check copies.

By Pre-Authorized Automatic Redemption

- Fill in required information on the account application or establish via www.americanbeaconfunds.com ($50 minimum).
- Proceeds will be transferred automatically from your Fund account to your bank account via ACH on or about the 15th day of each month. If you establish automatic redemption through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

By Exchange

- Send a written request to the address above, call
  1-800-658-5811 and use the Automated Voice Response System or speak to a representative, or visit www.americanbeaconfunds.com.
- A $2,500 minimum is required to establish a new account in the PlanAhead Class of another American Beacon Fund by making an exchange.
- The minimum amount for each exchange is $50.




--------------------------------------------------------------------------------

About Your Investment                  56                             Prospectus

General Policies
----------------
If a shareholder's account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

A STAMP 2000 Medallion signature guarantee may be required in order to change an account's registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,

- modify or terminate the exchange privilege at any time, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary or its designee.


Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.

Market Timing
-------------
Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund's NAV is known as market timing. Market timing by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. The International Equity, Emerging Markets and High Yield Bond Funds are particularly at risk for market timing activity. Please see Market Timing Risk under the description of each of these Funds.

The Funds' Board of Trustees has adopted policies and procedures intended to discourage market timing. These policies include a redemption fee imposed on the Emerging Markets and International Equity Funds, which is described in the Redemption Policies section. In addition, the Funds have established limitations on exchanges between Funds, which are described in the Exchange Policies section. In general, the Funds reserve the right to reject any purchase order, terminate the exchange privilege or liquidate the account of any shareholder that the Manager determines has engaged in market timing.

Certain third parties that offer Fund shares have informed the Funds that they are unable to enforce the Fund's policies to discourage market timing. In addition, certain third parties do not provide information to the Funds regarding the activity of the underlying shareholders in omnibus accounts. Therefore, the Funds do not have the information necessary to detect market timing by those underlying shareholders. In some cases, third parties that offer Fund shares may provide exemptions from the Funds' market timing policies, or they may have even stricter policies to deter market timing. For more information, please contact the financial institution through which you invest in the Funds.

Distributions and Taxes
-----------------------
The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:


                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                       Annually           Annually
Large Cap Value                Annually           Annually
Mid-Cap Value                  Annually           Annually
Small Cap Value                Annually           Annually
International Equity           Annually           Annually
Emerging Markets               Annually           Annually
S&P 500 Index            April, July, October     Annually
                             and December
High Yield Bond                Monthly            Annually
Enhanced Income                Monthly            Annually
Intermediate Bond              Monthly            Annually
Short-Term Bond                Monthly            Annually
Money Market                   Monthly            Monthly
U.S. Government Money          Monthly            Monthly
  Market
Municipal Money Market         Monthly            Monthly




--------------------------------------------------------------------------------
Prospectus                             57                  About Your Investment

Usually, any dividends (except those paid by the Municipal Money Market Fund) and distributions of net realized gains are taxable events. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. The following table outlines the typical tax liabilities for transactions in taxable accounts:

TYPE OF TRANSACTION                   TAX STATUS
-------------------                   ----------
Dividends from net investment         Ordinary income**
  income*
Distributions of excess net           Ordinary income
  short-term capital gain over net
  long-term capital loss*
Distributions of gains from certain   Ordinary income
  foreign currency transactions*
Distributions of excess net           Long-term capital
  long-term capital gain over net       gains
  short-term capital loss*
Redemptions or exchanges of shares    Long-term capital
  owned for more than one year          gains or losses
Redemptions or exchanges of shares    Net gains are treated
  owned for one year or less            as ordinary income;
                                        net losses are
                                        subject to special
                                        rules

 *whether reinvested or taken in cash
**except for dividends that are attributable to qualified dividend income


To the extent distributions of the excess of net long-term capital gain over net short-term capital loss are attributable to net capital gain that a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009, they are subject to a 15% maximum federal income tax rate for individual shareholders.


Some foreign countries may impose taxes on dividends paid to and gains realized by the International Funds. An International Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.


A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the S&P 500 Index Fund, the High Yield Bond Fund, and the Enhanced Income Fund may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through the year 2008. The eligible portion for such a Fund may not exceed its QDI. QDI is the aggregate of dividends a Fund receives from most domestic corporations and certain foreign corporations. If a Fund's QDI is at least 95% of its gross income (as specially computed) and the Fund satisfies certain holding period, debt-financing and other restrictions with respect to the shares on which the dividends are paid, the entire dividend will qualify for the 15% maximum federal income tax rate. A portion of the dividends paid by these Funds may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions, but the eligible portion will not exceed the aggregate dividends a Fund receives from domestic corporations. However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT"). Dividends paid by the Intermediate Bond, Short-Term Bond and Money Market Funds will not qualify, and dividends an International Fund pays most likely will not qualify, for the maximum 15% rate or for the dividends-received deduction.


The Municipal Money Market Fund expects to designate most of its distributions as "exempt-interest dividends," which a shareholder may exclude from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for AMT. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares (other than shares of the Money Market Funds). That gain or loss may be treated as a short-term or long-term capital gain or loss, depending on how long the redeemed or exchanged shares were held. Any capital gain an individual shareholder recognizes through the year 2008 on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
---------------------------

The Funds do not incur any direct distribution expenses related to PlanAhead Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisors pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.


--------------------------------------------------------------------------------
Additional Information                 58                             Prospectus

Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE CHART)


Each Master-Feeder Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund, could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.



Prior to March 1, 2006, the International Equity Fund invested all of its investable assets in a corresponding portfolio of the Master Trust with a similar name and identical investment objective. On March 1, 2006, the master-feeder structure of this Fund was discontinued, and the Fund now directly purchases securities for investment in accordance with its investment objective.



Portfolio Holdings
------------------


With the exception of the S&P 500 Index Fund, a complete listing of each Fund's holdings is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a list of holdings, go to www.americanbeaconfunds.com and select "Monthly Fund Holdings" under the "I want info on..." menu on the home page.



Delivery of Documents
---------------------

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.


Financial Highlights
--------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). The PlanAhead Class of the Mid-Cap Value Fund began offering shares on March 1, 2006. The financial highlights table for the Mid-Cap Value Fund represents the financial performance of the AMR Class, which had a lower expense structure and higher performance than the PlanAhead Class would have for the same periods. Each Fund's financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The report of Ernst & Young LLP, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.




--------------------------------------------------------------------------------
Prospectus                             59                 Additional Information

                                                                             BALANCED FUND-PLANAHEAD CLASS
                                                                --------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                                --------------------------------------------------------
                                                                 2005       2004       2003          2002      2001(CDF)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                  -------    -------    -------       -------    ---------
Net asset value, beginning of period........................    $ 13.62    $ 12.40    $ 10.81       $11.88      $ 12.08
                                                                -------    -------    -------       -------     -------
Income from investment operations:
    Net investment income(AB)...............................       0.34       0.27       0.28(G)      0.41         0.51
    Net gains (losses) on securities (both realized and
      unrealized)(B)........................................       1.01       1.25       1.74(G)     (0.99)       (0.06)
                                                                -------    -------    -------       -------     -------
Total income (loss) from investment operations..............       1.35       1.52       2.02        (0.58)        0.45
                                                                -------    -------    -------       -------     -------
Less distributions:
    Dividends from net investment income....................      (0.30)     (0.30)     (0.43)       (0.41)       (0.65)
    Distributions from net realized gains on securities.....      (0.47)        --         --        (0.08)          --
                                                                -------    -------    -------       -------     -------
Total distributions.........................................      (0.77)     (0.30)     (0.43)       (0.49)       (0.65)
                                                                -------    -------    -------       -------     -------
Net asset value, end of period..............................    $ 14.20    $ 13.62    $ 12.40       $10.81      $ 11.88
                                                                =======    =======    =======       =======     =======
Total return................................................      10.12%     12.44%     19.36%       (5.18)%       3.84%
                                                                =======    =======    =======       =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $86,875    $21,571    $13,321       $10,561     $12,176
    Ratios to average net assets (annualized):
        Expenses, net of waivers(B).........................       0.86%      0.93%      0.94%        0.90%        0.84%
        Expenses, before waivers(B).........................       0.86%      0.93%      0.94%        0.90%        0.84%
        Net investment income, net of waivers(B)............       2.14%      1.84%      2.40%        2.83%        3.29%
        Net investment income, before waivers(B)............       2.14%      1.84%      2.40%        2.83%        3.29%
    Portfolio turnover rate(E)..............................         58%        62%        69%          84%         122%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.


(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio through February 28, 2002.



(C) On September 7, 2001, American Beacon Advisors, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



(D) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



(E) The Balanced Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



(F) Independence Investment LLC was removed as an investment advisor to the Balanced Fund on November 30, 2000.



(G) For the year ended October 31, 2003, the net investment income and net gains (losses) on securities (both realized and unrealized) has been restated from
    0.36 and 1.66, respectively.




--------------------------------------------------------------------------------
Additional Information                 60                             Prospectus

                                                                       LARGE CAP VALUE FUND-PLANAHEAD CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                                2005       2004       2003       2002      2001(B D)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    -------    -------    -------    ---------
Net asset value, beginning of period........................  $  17.54    $ 15.05    $ 12.09    $ 14.00     $ 15.40
                                                              --------    -------    -------    -------     -------
Income from investment operations:
    Net investment income(AC)...............................      0.27       0.23       0.22(F)    0.25        0.26
    Net gains (losses) on securities (both realized and
      unrealized)(C)........................................      2.58       2.49       2.99(F)   (1.74)      (0.62)
                                                              --------    -------    -------    -------     -------
Total income (loss) from investment operations..............      2.85       2.72       3.21      (1.49)      (0.36)
                                                              --------    -------    -------    -------     -------
Less distributions:
    Dividends from net investment income....................     (0.23)     (0.23)     (0.25)     (0.25)      (0.55)
    Distributions from net realized gains on securities.....        --         --         --      (0.17)      (0.49)
                                                              --------    -------    -------    -------     -------
Total distributions.........................................     (0.23)     (0.23)     (0.25)     (0.42)      (1.04)
                                                              --------    -------    -------    -------     -------
Net asset value, end of period..............................  $  20.16    $ 17.54    $ 15.05    $ 12.09     $ 14.00
                                                              ========    =======    =======    =======     =======
Total return................................................     16.33%     18.26%     26.99%    (11.13)%     (2.47)%
                                                              ========    =======    =======    =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $526,357    $51,489    $21,331    $15,941     $12,280
    Ratios to average net assets (annualized):
        Expenses, net of waivers(C).........................      0.86%      0.94%      0.95%      0.93%       0.89%
        Expenses, before waivers(C).........................      0.86%      0.94%      0.95%      0.93%       0.89%
        Net investment income, net of waivers(C)............      1.30%      1.21%      1.57%      1.53%       1.54%
        Net investment income, before waivers(C)............      1.30%      1.21%      1.57%      1.53%       1.54%
    Portfolio turnover rate(E)..............................        25%        29%        27%        34%         60%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio through February 28, 2002.

(D) Metropolitan West Capital Management, LLC replaced Independence Investment LLC as an investment advisor to the Large Cap Value Fund on December 1, 2000.


(E) The Large Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



(F) For the year ended October 31, 2003, the net investment income and net gains (losses) on securities (both realized and unrealized) has been restated from
    0.10 and 3.11, respectively.



                                                                  MID-CAP VALUE FUND-
                                                                       AMR CLASS
                                                              ---------------------------
                                                              YEAR ENDED      JUNE 30 TO
                                                              OCTOBER 31,     OCTOBER 31,
                                                                 2005            2004
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         -----------     -----------
Net asset value, beginning of period........................    $ 10.27         $ 10.00
                                                                -------         -------
Income from investment operations:
    Net investment income...................................       0.13            0.02(B)
    Net gains on securities (both realized and
     unrealized)............................................       1.37            0.25
                                                                -------         -------
Total income from investment operations.....................       1.50            0.27
                                                                -------         -------
Less distributions:
    Dividends from net investment income....................      (0.05)             --
    Distributions from net realized gains on securities.....         --              --
                                                                -------         -------
Total distributions.........................................      (0.05)             --
                                                                -------         -------
Net asset value, end of period..............................    $ 11.72         $ 10.27
                                                                =======         =======
Total return................................................      14.63%           2.70%(A)
                                                                =======         =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $44,342         $25,546
    Ratios to average net assets (annualized):
        Expenses, net of waivers............................       1.01%           1.14%(C)
        Expenses, before waivers............................       1.02%           1.34%(C)
        Net investment income, net of waivers...............       0.92%           0.73%(C)
        Net investment income, before waivers...............       0.91%           0.53%(C)
    Portfolio turnover rate.................................        298%              6%(A)



(A)  Not annualized.



(B)  Based on average shares outstanding.



(C)  Annualized.




--------------------------------------------------------------------------------
Prospectus                             61                 Additional Information

                                                                       SMALL CAP VALUE FUND-PLANAHEAD CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                               2005(F)      2004(E)     2003(D)     2002      2001(C)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ----------    --------    -------    -------    -------
Net asset value, beginning of period........................  $    18.54    $  15.95    $ 11.22    $ 11.64    $10.08
                                                              ----------    --------    -------    -------    ------
Income from investment operations:
    Net investment income(A)................................        0.09        0.08       0.05       0.06      0.15
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................        2.24        2.98       5.08       0.36      1.76
                                                              ----------    --------    -------    -------    ------
Total income (loss) from investment operations..............        2.33        3.06       5.13       0.42      1.91
                                                              ----------    --------    -------    -------    ------
Less distributions:
    Dividends from net investment income....................       (0.06)      (0.03)     (0.12)     (0.08)    (0.18)
    Distributions from net realized gains on securities.....       (0.77)      (0.44)     (0.28)     (0.76)    (0.17)
                                                              ----------    --------    -------    -------    ------
Total distributions.........................................       (0.83)      (0.47)     (0.40)     (0.84)    (0.35)
                                                              ----------    --------    -------    -------    ------
Net asset value, end of period..............................  $    20.04    $  18.54    $ 15.95    $ 11.22    $11.64
                                                              ==========    ========    =======    =======    ======
Total return................................................       12.63%      19.56%     47.12%      2.99%    19.58%
                                                              ==========    ========    =======    =======    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $1,320,853    $466,364    $66,906    $16,190    $1,197
    Ratios to average net assets (annualized):
        Expenses, net of waivers(A).........................        1.10%       1.15%      1.16%      1.11%     1.17%
        Expenses, before waivers(A).........................        1.10%       1.15%      1.16%      1.11%     1.17%
        Net investment income, net of waivers(A)............        0.42%       0.33%      0.39%      0.52%     1.06%
        Net investment income, before waivers(A)............        0.42%       0.33%      0.39%      0.52%     1.06%
    Portfolio turnover rate(B)..............................          47%         35%        75%        81%       93%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio through February 28, 2002.

(B) The Small Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(D) Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment advisor to the Small Cap Value Fund on September 18, 2003.

(E) The Boston Company Asset Management, LLC was added as an investment advisor to the Small Cap Value Fund on September 27, 2004.


(F) Opus Capital Management, Inc. was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC, SSgA Funds Management, Inc. and Dreman Value Management, LLC were added as investment advisors on August 12, 2005.




--------------------------------------------------------------------------------
Additional Information                 62                             Prospectus

                                                                     INTERNATIONAL EQUITY FUND-PLANAHEAD CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                                2005        2004      2003(F)      2002      2001(E)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    --------    -------    --------
Net asset value, beginning of period........................  $  18.31    $  15.34    $  11.95    $ 13.58    $  17.72
                                                              --------    --------    --------    -------    --------
Income from investment operations:
    Net investment income(AD)...............................      0.41        0.26        0.22       0.15        0.19
    Net gains (losses) on securities (both realized and
      unrealized)(D)........................................      2.29        3.08        3.46      (1.56)      (2.92)
                                                              --------    --------    --------    -------    --------
Total income (loss) from investment operations..............      2.70        3.34        3.68      (1.41)      (2.73)
                                                              --------    --------    --------    -------    --------
Less distributions:
    Dividends from net investment income....................     (0.22)      (0.37)      (0.29)     (0.22)      (0.17)
    Distributions from net realized gains on securities.....        --          --          --         --       (1.24)
                                                              --------    --------    --------    -------    --------
Total distributions.........................................     (0.22)      (0.37)      (0.29)     (0.22)      (1.41)
                                                              --------    --------    --------    -------    --------
Redemption fees added to beneficial interest................        --(G)       --(G)       --(G)      --          --
                                                              --------    --------    --------    -------    --------
Net asset value, end of period..............................  $  20.79    $  18.31    $  15.34    $ 11.95    $  13.58
                                                              ========    ========    ========    =======    ========
Total return................................................     14.73%      22.16%      31.62%    (10.57)%    (16.79)%
                                                              ========    ========    ========    =======    ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $560,770    $310,540    $177,425    $99,636    $113,948
    Ratios to average net assets (annualized):
        Expenses, net of waivers(D).........................      0.95%       1.02%       1.10%      1.04%       1.10%
        Expenses, before waivers(D).........................      0.95%       1.02%       1.10%      1.04%       1.10%
        Net investment income, net of waivers(D)............      1.96%       1.46%       1.68%      1.35%       1.22%
        Net investment income, before waivers(D)............      1.96%       1.46%       1.68%      1.35%       1.22%
    Portfolio turnover rate(C)..............................        37%         36%         44%        43%         36%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

(C) The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.


(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master International Equity Portfolio.


(E) Causeway Capital Management, LLC replaced Merrill Lynch Investment Managers, L.P. as investment advisor to the International Equity Fund on August 31, 2001.

(F) Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(G) Amount represents less than $0.01 per share.



--------------------------------------------------------------------------------
Prospectus                             63                 Additional Information

                                                                        EMERGING MARKETS FUND-
                                                                           PLANAHEAD CLASS
                                                              ------------------------------------------
                                                                YEAR ENDED OCTOBER 31,     OCTOBER 1, TO
                                                              --------------------------    OCTOBER 31,
                                                               2005      2004      2003        2002
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------    ------   -------------
Net asset value, beginning of period........................  $12.53    $10.55    $ 7.19      $ 6.86
                                                              ------    ------    ------      ------
Income from investment operations:
    Net investment income(A)................................    0.15      0.04      0.09          --
    Net gains (losses) on securities (both realized and
     unrealized)(A).........................................    3.41      1.99      3.34        0.33
                                                              ------    ------    ------      ------
Total income (loss) income from investment operations.......    3.56      2.03      3.43        0.33
                                                              ------    ------    ------      ------
Less distributions:
    Dividends from net investment income....................   (0.03)    (0.05)    (0.07)         --
    Distributions from net realized gains on securities.....   (1.08)       --        --          --
                                                              ------    ------    ------      ------
Total distributions.........................................   (1.11)    (0.05)    (0.07)         --
                                                              ------    ------    ------      ------
Redemption fees added to beneficial interest................      --(E)     --(E)     --(E)        --
                                                              ------    ------    ------      ------
Net asset value, end of period..............................  $14.98    $12.53    $10.55      $ 7.19
                                                              ======    ======    ======      ======
Total return................................................   29.95%    19.33%    48.07%       4.81%(C)
                                                              ======    ======    ======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $2,592    $1,214    $  492      $    1
    Ratios to average net assets (annualized):
        Expenses, net of waivers(A).........................    1.75%     2.14%     2.08%       1.87%(F)
        Expenses, before waivers(A).........................    2.01%     2.20%     2.08%       1.87%(F)
        Net investment income (loss), net of waivers(A).....    1.16%     0.37%     0.57%      (0.25)%(F)
        Net investment income (loss), before waivers(A).....    0.90%     0.31%     0.57%      (0.25)%(F)
    Portfolio turnover rate(B)..............................      63%       76%       80%         94%(D)


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Emerging Markets Portfolio through February 28, 2002.

(B) The Emerging Markets Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) Not annualized.

(D) Portfolio turnover rate is for the period November 1, 2001 through October 31, 2002.


(E) Amounts represent less than $0.01 per share.



(F) Annualized.




--------------------------------------------------------------------------------

Additional Information                 64                             Prospectus

                                                                          S&P 500 INDEX FUND-PLANAHEAD CLASS
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                               2005      2004         2003          2002          2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------   -------      -------       -------       -------
Net asset value, beginning of period........................  $ 16.23   $ 14.96      $ 11.85       $ 15.49       $ 17.99
                                                              -------   -------      -------       -------       -------
Income from investment operations(A):
    Net investment income...................................     0.21      0.21         0.15          0.14          0.14
    Net gains (losses) on securities (both realized and
      unrealized)...........................................     0.48      1.31         3.12         (3.64)        (2.39)
                                                              -------   -------      -------       -------       -------
Total from investment operations............................     0.69      1.52         3.27         (3.50)        (2.25)
                                                              -------   -------      -------       -------       -------
Less distributions:
    Dividends from net investment income....................    (0.23)    (0.25)       (0.16)        (0.14)        (0.25)
    Tax return of capital...................................       --(B)      --          --            --            --(B)
                                                              -------   -------      -------       -------       -------
Total distributions.........................................    (0.23)    (0.25)       (0.16)        (0.14)        (0.25)
                                                              -------   -------      -------       -------       -------
Net asset value, end of period..............................  $ 16.69   $ 16.23      $ 14.96       $ 11.85       $ 15.49
                                                              =======   =======      =======       =======       =======
Total return................................................     4.32%    10.21%       27.65%       (22.59)%      (12.48)%
                                                              =======   =======      =======       =======       =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $48,985   $46,344      $34,729       $24,885       $32,284
    Ratios to average net assets (annualized)(A):
        Net investment income, net of waivers...............     1.28%     1.43%        1.16%         1.06%         0.89%
        Net investment income, before waivers...............     1.28%     1.43%        1.15%         0.98%         0.84%
        Expenses, including expenses of the master
          portfolio, net of waivers(C)......................     0.61%     0.62%        0.63%         0.55%         0.56%
        Expenses, including expenses of the master
          portfolio, before waivers.........................     0.61%     0.62%        0.64%         0.63%         0.61%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.



(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.



(C) American Beacon Advisors, Inc. agreed to reimburse the Class for a portion of its expenses through March 1, 2003.



                                                                           HIGH YIELD BOND FUND-
                                                                              PLANAHEAD CLASS
                                                              -----------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,         MARCH 1, TO
                                                              --------------------------------    OCTOBER 31,
                                                                2005        2004        2003         2002
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    --------    -----------
Net asset value, beginning of period........................  $  10.87    $  10.73    $   9.63      $10.10
                                                              --------    --------    --------      ------
Income from investment operations:
    Net investment income...................................      0.74        0.74        0.75        0.50
    Net gains (losses) on securities (both realized and
      unrealized)...........................................     (0.85)       0.28        1.10       (0.47)
                                                              --------    --------    --------      ------
Total income from investment operations.....................     (0.11)       1.02        1.85        0.03
                                                              --------    --------    --------      ------
Less distributions:
    Dividends from net investment income....................     (0.74)      (0.74)      (0.75)      (0.50)
    Distributions from net realized gains on securities.....      0.20       (0.14)         --          --
                                                              --------    --------    --------      ------
Total distributions.........................................     (0.54)      (0.88)      (0.75)      (0.50)
                                                              --------    --------    --------      ------
Net asset value, end of period..............................  $  10.22    $  10.87    $  10.73      $ 9.63
                                                              ========    ========    ========      ======
Total return................................................      2.69%       9.94%      19.57%      (0.26)%(A)
                                                              ========    ========    ========      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $120,360    $148,266    $125,654      $4,029
    Ratios to average net assets (annualized):
        Expenses, net of waivers............................      1.08%       1.20%       1.24%       1.27%(C)
        Expenses, before waivers............................      1.08%       1.20%       1.24%       1.27%(C)
        Net investment income, net of waivers...............      7.00%       6.95%       7.11%       7.20%(C)
        Net investment income, before waivers...............      7.00%       6.95%       7.11%       7.20%(C)
    Portfolio turnover rate.................................       128%        138%        114%        163%(B)


(A) Not annualized.

(B) Portfolio turnover rate is for the period November 1, 2001 through October 31, 2002.


(C) Annualized.




--------------------------------------------------------------------------------

Prospectus                             65                 Additional Information

                                                                ENHANCED INCOME FUND-PLANAHEAD CLASS
                                                              -----------------------------------------
                                                               YEAR ENDED OCTOBER 31,       JUNE 30 TO
                                                              -------------------------     OCTOBER 31,
                                                                2005             2004          2003
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------         --------     -----------
Net asset value, beginning of period........................  $  10.16         $   9.96      $  10.00
                                                              --------         --------      --------
Income from investment operations:
    Net investment income...................................      0.29             0.26          0.07(B)
    Net gains (losses) on securities (both realized and
     unrealized)............................................     (0.16)            0.20         (0.04)
                                                              --------         --------      --------
Total income from investment operations.....................      0.13             0.46          0.03
                                                              --------         --------      --------
Less distributions:
    Dividends from net investment income....................     (0.31)           (0.26)        (0.07)
    Distributions from net realized gains on securities.....        --               --            --
                                                              --------         --------      --------
Total distributions.........................................     (0.31)           (0.26)        (0.07)
                                                              --------         --------      --------
Net asset value, end of period..............................  $   9.98         $  10.16      $   9.96
                                                              ========         ========      ========
Total return................................................      1.32%            4.70%         0.32%(A)
                                                              ========         ========      ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $112,341         $103,897      $101,072
    Ratios to average net assets (annualized):
        Expenses............................................      0.92%            1.00%         0.93%(C)
        Net investment income...............................      2.79%            2.54%         2.20%(C)
    Portfolio turnover rate.................................        41%              72%           57%(A)


(A) Not annualized.

(B) Based on average shares outstanding.


                                                                  INTERMEDIATE BOND FUND-PLANAHEAD CLASS
                                                              ----------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------
                                                               2005      2004      2003      2002      2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------    ------    ------    ------
Net asset value, beginning of period........................  $10.41    $10.31    $10.27    $10.34    $ 9.57
                                                              ------    ------    ------    ------    ------
Income from investment operations:
    Net investment income(A)................................    0.36      0.35      0.39      0.48      0.53
    Net gains (losses) on securities (both realized and
     unrealized)(A).........................................   (0.30)     0.14      0.04     (0.07)     0.77
                                                              ------    ------    ------    ------    ------
Total income (loss) from investment operations..............    0.06      0.49      0.43      0.41      1.30
                                                              ------    ------    ------    ------    ------
Less distributions:
    Dividends from net investment income....................   (0.39)    (0.39)    (0.39)    (0.48)    (0.53)
    Distributions from net realized gains on securities.....      --        --        --        --        --
                                                              ------    ------    ------    ------    ------
Total distributions.........................................   (0.39)    (0.39)    (0.39)    (0.48)    (0.53)
                                                              ------    ------    ------    ------    ------
Net asset value, end of period..............................  $10.08    $10.41    $10.31    $10.27    $10.34
                                                              ======    ======    ======    ======    ======
Total return................................................    0.54%     4.86%     4.25%     4.10%    13.91%
                                                              ======    ======    ======    ======    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $1,054    $1,091    $1,395    $1,691    $  300
    Ratios to average net assets (annualized):
        Expenses, net of waivers(A).........................    0.95%     0.92%     0.86%     0.86%     0.83%
        Expenses, before waivers(A).........................    1.19%     0.93%     0.86%     0.86%     0.83%
        Net investment income, net of waivers(A)............    3.48%     3.39%     3.70%     4.60%     5.04%
        Net investment income, before waivers(A)............    3.24%     3.38%     3.70%     4.60%     5.04%
    Portfolio turnover rate(B)..............................     119%      106%      187%      185%      164%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio through February 28, 2002.

(B) The Intermediate Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



--------------------------------------------------------------------------------
Additional Information                 66                             Prospectus

                                                                     SHORT-TERM BOND FUND-PLANAHEAD CLASS
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2005           2004      2003      2002      2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------         ------    ------    ------    ------
Net asset value, beginning of period........................  $ 9.09         $ 9.33    $ 9.45    $ 9.62    $ 9.21
                                                              ------         ------    ------    ------    ------
Income from investment operations:
    Net investment income(B)................................    0.28           0.25      0.39      0.43      0.55
    Net gains (losses) on securities (both realized and
      unrealized)(B)........................................   (0.24)         (0.07)    (0.08)    (0.14)     0.41
                                                              ------         ------    ------    ------    ------
Total income from investment operations.....................    0.04           0.18      0.31      0.29      0.96
                                                              ------         ------    ------    ------    ------
Less distributions:
    Dividends from net investment income....................   (0.36)         (0.42)    (0.43)    (0.46)    (0.55)
                                                              ------         ------    ------    ------    ------
Total distributions.........................................   (0.36)         (0.42)    (0.43)    (0.46)    (0.55)
                                                              ------         ------    ------    ------    ------
Net asset value, end of period..............................  $ 8.77         $ 9.09    $ 9.33    $ 9.45    $ 9.62
                                                              ======         ======    ======    ======    ======
Total return................................................    0.46%          1.84%     3.38%     3.16%    10.69%
                                                              ======         ======    ======    ======    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $8,582         $7,781    $5,783    $3,520    $1,257
    Ratios to average net assets (annualized):
        Expenses, net of waivers(B).........................    0.87%          0.87%     0.86%     0.73%     0.75%
        Expenses, before waivers(B).........................    0.94%          0.87%     0.86%     0.77%     0.75%
        Net investment income, net of waivers(B)............    2.59%          2.44%     4.00%     4.16%     5.76%
        Net investment income, before waivers(B)............    2.52%          2.44%     4.00%     4.12%     5.76%
    Portfolio turnover rate(A)..............................      38%            41%       81%       63%      104%


(A) The Short-Term Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio through February 28, 2002.


                                                                         MONEY MARKET FUND-PLANAHEAD CLASS
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                2005        2004        2003        2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    --------    --------    --------
Net asset value, beginning of period........................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                              --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income(A)................................      0.03        0.01        0.01        0.01        0.04
    Net realized gain on investments........................        --(B)       --(B)       --(B)       --(B)       --(B)
                                                              --------    --------    --------    --------    --------
Total income from investment operations.....................      0.03        0.01        0.01        0.01        0.04
                                                              --------    --------    --------    --------    --------
Less distributions:
    Dividends from net investment income....................     (0.03)      (0.01)      (0.01)      (0.01)      (0.04)
    Distributions from net realized gain on investments.....        --(B)       --(B)       --(B)       --(B)       --(B)
                                                              --------    --------    --------    --------    --------
Total distributions.........................................     (0.03)      (0.01)      (0.01)      (0.01)      (0.04)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                              ========    ========    ========    ========    ========
Total return................................................      2.82%       0.93%       0.70%       1.37%       3.83%
                                                              ========    ========    ========    ========    ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $236,904    $132,438    $126,972    $155,535    $163,825
    Ratios to average net assets (annualized)(A):
        Expenses, net of waivers............................      0.51%       0.51%       0.54%       0.54%       0.55%
        Expenses, before waivers............................      0.51%       0.51%       0.54%       0.54%       0.55%
        Net investment income, net of waivers...............      2.83%       0.94%       0.71%       1.36%       3.83%
        Net investment income, before waivers...............      2.83%       0.94%       0.71%       1.36%       3.83%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.



(B) Amount is less than $0.01 per share.




--------------------------------------------------------------------------------

Prospectus                             67                 Additional Information

                                                                     U.S. GOVERNMENT MONEY MARKET FUND-
                                                                               PLANAHEAD CLASS
                                                              -------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
                                                               2005      2004      2003        2002      2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------    -------    --------   -------
Net asset value, beginning of period........................  $ 1.00    $ 1.00    $  1.00    $   1.00   $  1.00
                                                              ------    ------    -------    --------   -------
Income from investment operations:
    Net investment income(A)................................    0.03        --(B)    0.01        0.01      0.04
    Net realized gain on investments........................      --(B)     --(B)      --(B)       --(B)      --(B)
                                                              ------    ------    -------    --------   -------
Total income from investment operations.....................    0.03        --       0.01        0.01      0.04
                                                              ------    ------    -------    --------   -------
Less distributions:
    Dividends from net investment income....................   (0.03)       --(B)   (0.01)      (0.01)    (0.04)
    Distributions from net realized gain on investments.....      --(B)     --(B)      --(B)       --(B)      --(B)
                                                              ------    ------    -------    --------   -------
Total distributions.........................................   (0.03)       --      (0.01)      (0.01)    (0.04)
                                                              ------    ------    -------    --------   -------
Net asset value, end of period..............................  $ 1.00    $ 1.00    $  1.00    $   1.00   $  1.00
                                                              ======    ======    =======    ========   =======
Total return................................................    2.71%     0.85%      0.61%       1.30%     3.79%
                                                              ======    ======    =======    ========   =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $1,933    $5,370    $26,785    $175,115   $78,934
    Ratios to average net assets (annualized)(A):
        Expenses, net of waivers............................    0.58%     0.56%      0.58%       0.55%     0.55%
        Expenses, before waivers............................    0.61%     0.57%      0.62%       0.55%     0.55%
        Net investment income, net of waivers...............    2.47%     0.68%      0.72%       1.25%     3.59%
        Net investment income, before waivers...............    2.44%     0.67%      0.68%       1.25%     3.59%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.


(B) Amount is less than $0.01 per share.


                                                                      MUNICIPAL MONEY MARKET FUND-
                                                                             PLANAHEAD CLASS
                                                              ---------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
                                                               2005      2004      2003      2002     2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------    ------    ------   ------
Net asset value, beginning of period........................  $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
                                                              ------    ------    ------    ------   ------
    Net investment income(A)................................    0.02        --(B)     --(B)   0.01     0.02
    Less dividends from net investment income...............   (0.02)       --(B)     --(B)  (0.01)   (0.02)
                                                              ------    ------    ------    ------   ------
Net asset value, end of period..............................  $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
                                                              ======    ======    ======    ======   ======
Total return................................................    1.49%     0.31%     0.32%     0.93%    2.25%
                                                              ======    ======    ======    ======   ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $1,647    $1,706    $3,072    $7,346   $3,669
    Ratios to average net assets (annualized)(A):
        Expenses, net of waivers............................    0.98%     0.94%     0.81%     0.57%    0.58%
        Expenses, before waivers............................    1.22%     1.04%     0.93%     0.57%    0.58%
        Net investment income, net of waivers...............    1.52%     0.24%     0.36%     0.94%    2.30%
        Net investment income, before waivers...............    1.28%     0.14%     0.24%     0.94%    2.30%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Municipal Money Market Portfolio.


(B) Amount is less than $0.01 per share.



--------------------------------------------------------------------------------

Additional Information                 68                             Prospectus

                                  -- Notes --

ADDITIONAL INFORMATION                                                    536435

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING 1-800-658-5811 OR YOU MAY ACCESS THEM ON THE FUNDS' WEBSITE AT WWW.AMERICAN_BEACONFUNDS.COM.


  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:



(TELEPHONE GRAPHIC)        (MAILBOX GRAPHIC)                (KEYBOARD GRAPHIC)                   (MOUSE GRAPHIC)
   BY TELEPHONE:                BY MAIL:                        BY E-MAIL:                       ON THE INTERNET:
Call 1-800-658-5811      American Beacon Funds       american _ beacon.funds@ambeacon.com         Visit our website at
                        4151 Amon Carter Blvd.,                                            www.americanbeaconfunds.com
                                MD 2450                                                Visit the SEC website at www.sec.gov
                          Fort Worth, TX 76155



The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


FUND SERVICE PROVIDERS:


    CUSTODIAN                    TRANSFER AGENT               INDEPENDENT REGISTERED       DISTRIBUTOR
    STATE STREET BANK            BOSTON FINANCIAL             PUBLIC ACCOUNTING FIRM       FORESIDE FUND SERVICES
      AND TRUST                    DATA SERVICES              ERNST & YOUNG LLP            Portland, Maine
    Boston, Massachusetts        Kansas City, Missouri        Chicago, Illinois


                          (AMERICAN BEACON FUNDS LOGO)

                            SEC File Number 811-4984



American Beacon Funds is a registered service mark of AMR Corporation. PlanAhead Class is a registered service mark of American Beacon Advisors, Inc. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Enhanced Income Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon Small Cap Value Fund, American Beacon Money Market Fund, American Beacon Municipal Money Market Fund, and American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc.




--------------------------------------------------------------------------------

Additional Information                                                Prospectus

                          (AMERICAN BEACON FUNDS LOGO)

GUIDANCE             |              VISION              |             EXPERIENCE



                  PROSPECTUS

                  March 1, 2006

                  AMR CLASS

                  Balanced Fund
                  Large Cap Value Fund
                  Large Cap Growth Fund
                  Mid-Cap Value Fund
                  Small Cap Value Fund
                  International Equity Fund
                  Emerging Markets Fund

                  INSTITUTIONAL CLASS

                  S&P 500 Index Fund
                  Small Cap Index Fund
                  International Equity Index Fund
                  High Yield Bond Fund
                  Intermediate Bond Fund
                  Short-Term Bond Fund
                  Treasury Inflation Protected Securities Fund



                                    The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

                          (AMERICAN BEACON FUNDS LOGO)


TABLE OF CONTENTS



About the Funds

Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     6
Large Cap Growth Fund............................     9
Mid-Cap Value Fund...............................    11
Small Cap Value Fund.............................    14
International Equity Fund........................    17
Emerging Markets Fund............................    20
S&P 500 Index Fund...............................    23
Small Cap Index Fund.............................    25
International Equity Index Fund..................    27
High Yield Bond Fund.............................    30
Intermediate Bond Fund...........................    33
Short-Term Bond Fund.............................    36
Treasury Inflation Protected Securities Fund.....    39
The Manager......................................    42
SSgA.............................................    43
Fund Asset Management............................    43
The Sub-Advisors.................................    44
Valuation of Shares..............................    50

About Your Investment
Purchase and Redemption of Shares................    51
Market Timing....................................    52
Distributions and Taxes..........................    53

Additional Information
Distribution of Fund Shares......................    53
Master-Feeder Structure..........................    53
Portfolio Holdings...............................    53
Financial Highlights.............................    54
Additional Information.......................Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
--------


The American Beacon Funds (the "Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.



The S&P 500 Index, Small Cap Index, and International Equity Index Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and identical investment objective.


- The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio. The State Street Equity 500 Index Portfolio is managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.

- The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust"). The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership, the partners of which are Merrill Lynch & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services.

Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".



--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON

BALANCED FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------

Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.

The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Fund's assets are currently allocated among the Manager and the following three investment sub-advisors:



  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")



  Brandywine Asset Management, LLC ("Brandywine")



  Hotchkis and Wiley Capital Management, LLC ("Hotchkis")



The Manager intends to allocate all new assets, generally on an equal basis, between Barrow and Brandywine, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund's guidelines. The Manager does not anticipate allocating any new assets to Hotchkis, as they have reached their capacity limit for large cap value assets nor does the Manager anticipate allocating any new assets to itself, other than to periodically rebalance the proportion of assets invested in equity and fixed income securities managed by Hotchkis and the Manager, respectively.


The Fund's sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500--registered trademark-- Index):

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or the applicable sub-advisor, may retain a security that has been downgraded below the initial investment criteria.


In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use a "top-down" or "bottom-up" investment strategy or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to three broad-based market indices, an index specific to the Fund's strategy and the Lipper Balanced Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices and the index specific to the Fund's strategy do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................  14.04%
97..........................................................  20.23%
98..........................................................   8.50%
99..........................................................  -3.33%
00..........................................................  10.91%
01..........................................................   5.88%
02..........................................................  -7.09%
03..........................................................  24.51%
04..........................................................  13.36%
05..........................................................   6.76%



Highest Quarterly Return:                 13.75%
  (1/1/96 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -10.61%
  (1/1/96 through 12/31/05)         (3rd Quarter 2002)




--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/05
                                ----------------------------
                                1 YEAR   5 YEARS    10 YEARS
                                ------   --------   --------
BALANCED FUND                    6.76%     8.19%     8.99%
Linked S&P 500/Citigroup Value
  Index(1)                       6.16%     2.50%     9.42%
S&P 500 Index(2)                 4.91%     0.55%     9.07%
Lehman Bros. Aggregate
  Index(3)                       2.43%     5.87%     6.16%
Balanced Composite Index(4)      4.75%     4.21%     8.46%
Lipper Balanced Funds Index      5.20%     3.51%     7.58%



(1) The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index ("Barra Index") up to October 31, 2005 and the S&P 500/Citigroup Value Style Index ("Citigroup Index") thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500.


(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.


(4) To reflect the Fund's allocation of its assets between investment grade fixed-income securities and equity securities, the Manager has combined the returns of the Linked S&P 500/Citigroup Value Index and the Lehman Brothers Aggregate Index in a 60%/40% proportion.



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.28%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.05
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.33%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $34
3 YEARS..................................  $106
5 YEARS..................................  $185
10 YEARS.................................  $418




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON

LARGE CAP VALUE FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2006, the market capitalizations of the companies in the Russell 1000 Index ranged from $591 million to $399 billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").



The Fund's assets are currently allocated among four investment sub-advisors:


  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

  Metropolitan West Capital Management, LLC


The Manager does not anticipate allocating any new assets to Hotchkis and Wiley Capital Management, LLC, as they have reached their capacity limit for large cap value assets. The Manager intends to allocate all new assets, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, LLC and Metropolitan West Capital Management, LLC.



The Fund's sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500--registered trademark-- Index):



- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility,

---------------

(1)   The Russell 1000(R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

(3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................   21.41%
97..........................................................   26.78%
98..........................................................    6.51%
99..........................................................   -4.44%
00..........................................................   11.69%
01..........................................................    2.41%
02..........................................................  -15.69%
03..........................................................   36.15%
04..........................................................   19.69%
05..........................................................   10.28%



Highest Quarterly Return:                 19.91%
  (1/1/96 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -18.59%
  (1/1/96 through 12/31/05)         (3rd Quarter 2002)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------
                                        AS OF 12/31/05
                                 ----------------------------
                                 1 YEAR   5 YEARS    10 YEARS
                                 ------   --------   --------
LARGE CAP VALUE FUND             10.28%    9.18%      10.50%
Linked S&P 500/Citigroup Value
  Index(1)                        6.16%    2.50%       9.42%
S&P 500 Index(2)                  4.91%    0.55%       9.07%
Lipper Multi-Cap Value Funds
  Index                           6.33%    6.25%       9.91%



(1) The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index ("Barra Index") up to October 31, 2005 and the S&P 500/Citigroup Value Style Index ("Citigroup Index") thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500.


(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.30%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.05
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.35%
                                                      ====




--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $36
3 YEARS...................................  $113
5 YEARS...................................  $197
10 YEARS..................................  $443



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON

LARGE CAP GROWTH FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2006, the market capitalizations of the companies in the Russell 1000 Index ranged from $591 million to $399 billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks") that the investment sub-advisors believe have above-average growth potential.


The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisors:

  Goldman Sachs Asset Management, L.P. ("GSAM")

  J.P. Morgan Investment Management Inc.
  ("J.P. Morgan")


GSAM utilizes quantitative techniques and fundamental research in seeking to maximize its portion of the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000(R) Growth Index(1). GSAM attempts to structure a portfolio that overweights stocks that it believes are attractively valued and profitable with positive momentum, better than average quality earnings and positive sentiment.


J.P. Morgan attempts to allocate its portion of the Fund's assets across industries in weightings similar to those of the Russell 1000 Growth Index. Within each industry, J.P. Morgan modestly overweights stocks that it determines to be undervalued or fairly valued, while modestly underweighting or not holding stocks that appear overvalued.

The Fund's investment strategies are likely to result in a portfolio turnover rate greater than 100%. Portfolio turnover is a measure of the Fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. Frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

GROWTH COMPANIES RISK
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth com-

---------------

(1) Russell 1000(R) Index and Russell 1000(R) Growth Index are service marks of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

pany stocks also typically lack the dividend yield that can cushion stock prices in market downturns.
FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Large-Cap Growth Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................  -20.89%
02..........................................................  -28.87%
03..........................................................   31.44%
04..........................................................    9.38%
05..........................................................    4.07%



Highest Quarterly Return:                 14.87%
  (1/1/01 through 12/31/05)         (4th Quarter 2001)
Lowest Quarterly Return:                 -21.86%
  (1/1/01 through 12/31/05)         (1st Quarter 2001)



                               AVERAGE ANNUAL TOTAL RETURN
                            ----------------------------------
                                      AS OF 12/31/05
                            ----------------------------------
                                               SINCE INCEPTION
                            1 YEAR   5 YEARS      (7/31/05)
                            ------   -------   ---------------
LARGE CAP GROWTH FUND       4.07%    -3.38%         -7.28%
Russell 1000(R) Growth
  Index(1)                  5.26%    -3.58%         -7.72%
Lipper Large-Cap Growth
  Funds Index               7.58%    -4.29%         -7.46%


(1) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.55%(1)
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.09
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.64%
                                                      ====

(1) Management Fees have been restated to reflect current fees.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ..................................   $65
3 YEARS..................................  $205
5 YEARS..................................  $357
10 YEARS.................................  $798


Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON


MID-CAP VALUE FUND(SM) -- AMR CLASS

--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies with market capitalizations between $1 billion and $10 billion at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisors:

  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")

  Pzena Investment Management, LLC ("Pzena")

In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap(TM) Index(1)):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow's portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or "deep" value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with "normal earnings" defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company's history and the history of its industry).

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

---------------

(1)   The Russell Midcap Index is a trademark of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

MID-CAPITALIZATION COMPANIES RISK
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.



Historical Performance

------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2005. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Prior to November 30, 2005, the AMR Class of the Fund was known as the Institutional Class. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/05

05..........................................................     8.98%



Highest Quarterly Return:                 3.37%
  (1/1/05 through 12/31/05)          2nd Quarter 2005
Lowest Quarterly Return:                  0.80%
  (1/1/05 through 12/31/05)          1st Quarter 2005



                                            AVERAGE ANNUAL
                                             TOTAL RETURN
                                          ------------------
                                            AS OF 12/31/05
                                          ------------------
                                                     SINCE
                                                   INCEPTION
                                          1 YEAR   (6/30/04)
                                          ------   ---------
MID-CAP VALUE FUND                         8.98%    14.54%
Russell Midcap(TM) Value Index(1)         12.65%    19.13%
Lipper Mid-Cap Value Funds Index           8.75%    13.21%



(1) The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R)Index. Russell Midcap Index is a trademark, and Russell 1000 Index is a service mark of Frank Russell Company.




--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.67%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.35
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  1.02%
                                                      ====




Example

-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR..................................    $104
3 YEARS.................................    $325
5 YEARS.................................    $563
10 YEARS................................  $1,248




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.




--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN BEACON

SMALL CAP VALUE FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, "stocks").


The Manager currently allocates the Fund's assets among eight investment sub-advisors:



  Barrow, Hanley, Mewhinney & Strauss, Inc.


  ("Barrow")



  Brandywine Asset Management, LLC


  ("Brandywine")



  Dreman Value Management, LLC ("Dreman")



  Hotchkis and Wiley Capital Management, LLC


  ("Hotchkis")



  Metropolitan West Capital Management, LLC ("MetWest Capital")



  Opus Capital Management, Inc. ("Opus")



  SSgA Funds Management, Inc. ("SSgA")



  The Boston Company Asset Management, LLC


  ("The Boston Company")



The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine, Dreman, MetWest Capital, Opus, SSgA and The Boston Company as their capacity commitments to the Fund permit.



The sub-advisors, except SSgA, select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000(R) Index(1)):



- above-average earnings growth potential,

- below-average price to earnings ratio, and


- below-average price to book value ratio.



SSgA pursues an enhanced index strategy, seeking to outperform the Russell 2000(R) Value Index (the "Index") by selecting stocks that are undervalued by the market and that possess superior earnings growth potential. In deciding to purchase or hold a stock, SSgA considers perspectives on the stock's growth potential and valuation as well as sentiment toward the stock by the market and the company's management. As an essential component of its investment process, SSgA attempts to control risk by constructing a portfolio with overall characteristics similar to the Index.


Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the

---------------

(1)   Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. The AMR Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1999. In the chart and table below, performance results before March 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the AMR Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

99..........................................................  -5.22%
00..........................................................  19.63%
01..........................................................  28.19%
02..........................................................  -6.44%
03..........................................................  52.07%
04..........................................................  23.88%
05..........................................................   6.06%



Highest Quarterly Return:                 24.93%
  (1/1/99 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -20.79%
  (1/1/99 through 12/31/05)         (3rd Quarter 2002)



                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/05
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS     (12/31/98)
                          ------   -------   ---------------
SMALL CAP VALUE FUND       6.06%   19.10%        15.43%
Russell 2000(R) Value
  Index(1)                 4.71%   13.55%        12.53%
Lipper Small-Cap Value
  Funds Index              7.46%   14.76%        12.92%


(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell 2000(R) Value Index is a service mark of the Frank Russell Company.



--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.50%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.08%
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.58%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $59
3 YEARS..................................  $186
5 YEARS..................................  $324
10 YEARS.................................  $726




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN BEACON

INTERNATIONAL EQUITY FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.



The Fund's assets are currently allocated among four investment sub-advisors:


  Causeway Capital Management LLC

  Lazard Asset Management LLC

  Templeton Investment Counsel, LLC

  The Boston Company Asset Management, LLC
  ("The Boston Company")


The Manager does not anticipate allocating any new assets to Causeway Capital Management LLC, as they have reached their capacity limit for international large cap value assets. The Manager intends to allocate all new assets among Lazard Asset Management LLC, Templeton Investment Counsel, LLC and The Boston Company.


The Boston Company has recently been selected as a sub-advisor to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under The Boston Company's management to approximate that of the other sub-advisors.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock's country, sector or industry):


- above-average return on equity or earnings growth potential,

- below-average price to earnings or price to cash flow ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund's risk exposure to adverse fluctuations in currency exchange rates.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations,


--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

(2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and
(8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK
Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................   20.06%
97..........................................................    9.88%
98..........................................................   12.07%
99..........................................................   27.21%
00..........................................................   -3.91%
01..........................................................  -15.20%
02..........................................................  -13.93%
03..........................................................   42.21%
04..........................................................   24.30%
05..........................................................   11.36%



Highest Quarterly Return:                 21.92%
  (1/1/96 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -22.36%
  (1/1/96 through 12/31/05)         (3rd Quarter 2002)



                                  AVERAGE ANNUAL TOTAL RETURN
                                  ---------------------------
                                        AS OF 12/31/05
                                  ---------------------------
                                  1 YEAR   5 YEARS   10 YEARS
                                  ------   -------   --------
INTERNATIONAL EQUITY FUND         11.36%    7.52%     10.01%
EAFE Index(1)                     13.54%    4.55%      5.84%
Lipper International Funds Index  15.67%    5.33%      7.74%


(1) The EAFE Index is an unmanaged index of international stock investment performance.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.34%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.15
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.44%
                                                       ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the Master Trust.



--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $45
3 YEARS...................................  $141
5 YEARS...................................  $246
10 YEARS..................................  $555




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN BEACON

EMERGING MARKETS FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:


- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:


- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;


- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index; or


- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment sub-advisors:

  Morgan Stanley Investment Management Inc. ("MSIM Inc.")

  The Boston Company Asset Management, LLC
  ("The Boston Company")

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund's risk exposure to adverse fluctuations in currency exchange rates.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of


--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK
Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.

EMERGING MARKETS RISK
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................   2.87%
02..........................................................  -3.41%
03..........................................................  58.27%
04..........................................................  24.88%
05..........................................................  29.06%



Highest Quarterly Return:                 26.03%
  (1/1/01 through 12/31/05)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.36%
  (1/1/01 through 12/31/05)         (3rd Quarter 2001)



                              AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------
                                     AS OF 12/31/05
                           ----------------------------------
                                              SINCE INCEPTION
                           1 YEAR   5 YEARS      (7/31/00)
                           ------   -------   ---------------
EMERGING MARKETS FUND      29.06%   20.45%        13.00%
MSCI Emerging Markets
  Index(1)                 34.00%   19.09%        12.61%
Lipper Emerging Markets
  Funds Index              32.65%   19.22%        12.79%


(1) The MSCI Emerging Markets Index is a market capitalization-weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.


--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.84%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.41
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.25%
                                                       ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $127
3 YEARS.................................    $397
5 YEARS.................................    $686
10 YEARS................................  $1,511




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN BEACON

S&P 500 INDEX FUND(1) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

INVESTMENT RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.


--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund's shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

97..........................................................   33.09%
98..........................................................   28.87%
99..........................................................   20.70%
00..........................................................   -9.15%
01..........................................................  -12.12%
02..........................................................  -22.27%
03..........................................................   28.26%
04..........................................................   10.76%
05..........................................................    4.74%



Highest Quarterly Return:                 21.32%
  (1/1/97 through 12/31/05)         (4th Quarter 1998)
Lowest Quarterly Return:                  -17.43%
  (1/1/97 through 12/31/05)         (3rd Quarter 2002)



                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/05
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS     (12/31/96)
                          ------   -------   ---------------
S&P 500 INDEX FUND         4.74%    0.33%         7.46%
S&P 500 Index(1)           4.91%    0.55%         7.63%
Lipper S&P 500 Objective
  Funds Index              4.65%    0.24%         7.34%


(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees(2)                                   0.045%
Distribution (12b-1) Fees                            0.000
Other Expenses                                       0.085
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.130%
                                                     =====


(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2) This fee represents the total fees paid by the State Street Equity 500
    Index Portfolio to State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA's service as investment advisor.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $13
3 YEARS...................................   $42
5 YEARS...................................   $73
10 YEARS..................................  $166



Portfolio Holdings
------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

AMERICAN BEACON

SMALL CAP INDEX FUND(SM) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Russell 2000(R) Index(1) (the "Russell 2000" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master Small Cap Index Series of the Index Trust. The investment objective of the Master Small Cap Index Series may be changed without shareholder approval.


The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of January 31, 2006, the market capitalizations of the companies in the Russell 2000 Index ranged from $25 million to $4.8 billion. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Russell 2000. The Fund is also a non-diversified fund.


The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and may invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to

---------------

(1)   The Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment advisor would like or at the price the investment advisor believes the security is currently worth.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01.............................    2.07%
02.............................  -20.37%
03.............................   46.90%
04.............................   17.91%
05.............................    4.51%



Highest Quarterly Return:                 23.23%
  (1/1/01 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -21.33%
  (1/1/01 through 12/31/05)         (3rd Quarter 2002)



                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/05
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS      (7/31/00)
                          ------   -------   ---------------
SMALL CAP INDEX FUND       4.51%    8.03%         6.87%
Russell 2000 Index(1)      4.55%    8.22%         7.02%
Lipper Small-Cap Core
  Funds Index              7.56%    9.18%         8.78%


(1) The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.08%(2)
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.17
                                                      ----
Total Annual Fund Operating Expenses                  0.25%
                                                      ====
Fee Waiver                                            0.07%(2)
NET EXPENSES                                          0.18%


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master Small Cap Index Series.


(2) FAM has contractually agreed to waive a portion of its investment advisory fee through December 31, 2007. After such waiver, the Management Fee is 0.01%.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because FAM has contractually agreed to waive fees only through December 31, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR...................................   $18
3 YEARS..................................   $73
5 YEARS..................................  $134
10 YEARS.................................  $311



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

AMERICAN BEACON

INTERNATIONAL EQUITY INDEX FUND(SM) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Morgan Stanley Capital International EAFE Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master International Index Series of the Index Trust. The investment objective of the Master International Index Series may be changed without shareholder approval.

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country's relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index's performance.

The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Index. The Fund is also a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund will, under normal circumstances, invest in all of the countries represented in the EAFE Index. The Fund may not, however, invest in all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with market indices or countries included within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities.


--------------------------------------------------------------------------------

Prospectus                             27                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return of the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return of the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment advisor would like or at the price the investment advisor believes the security is currently worth.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Large-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.



                       (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01.............................  -22.14%
02.............................  -15.65%
03.............................   38.87%
04.............................   20.12%
05.............................   13.58%



Highest Quarterly Return:                 19.48%
  (1/1/01 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -19.77%
  (1/1/01 through 12/31/05)         (3rd Quarter 2002)



                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/05
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS      (7/31/00)
                          ------   -------   ---------------
INTERNATIONAL EQUITY
  INDEX FUND              13.58%    4.47%         2.73%
EAFE Index(1)             13.54%    4.59%         2.92%
Lipper International
  Large-Cap Core Funds
  Index                   13.84%    2.70%         0.99%


(1) Performance is that of the EAFE Index from inception through September 30, 2001 and from June 1, 2002 through December 31, 2002. Performance from October 1, 2001 through May 31, 2002 is that of the Provisional EAFE Index.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.(1)


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.01%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.22
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.23%
                                                      ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master International Index Series.



--------------------------------------------------------------------------------

About the Funds                        28                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR...................................   $24
3 YEARS..................................   $74
5 YEARS..................................  $130
10 YEARS.................................  $293




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800 -658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             29                        About the Funds

AMERICAN BEACON

HIGH YIELD BOND FUND(SM) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.


Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisor. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates all of the Fund's assets to Post Advisory Group, LLC ("Post").

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.

The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, Post relies heavily on internal research and credit analysis. Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, Post may take short equity positions as a hedge against selected high yield bond positions.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.


--------------------------------------------------------------------------------

About the Funds                        30                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

MARKET TIMING RISK
Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.

HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

SECURITIES SELECTION RISK
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper High Current Yield Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................   8.99%
02..........................................................   7.19%
03..........................................................  18.49%
04..........................................................   9.37%
05..........................................................   2.30%



Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/05)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/05)         (3rd Quarter 2001)




--------------------------------------------------------------------------------

Prospectus                             31                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


                              AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------
                                     AS OF 12/31/05
                           ----------------------------------
                                              SINCE INCEPTION
                           1 YEAR   5 YEARS     (12/29/00)
                           ------   -------   ---------------
HIGH YIELD BOND FUND       2.30%     9.14%         9.13%
Citigroup High-Yield
  Market Index(1)          2.08%     8.93%         8.93%
Citigroup High-Yield
  Capped Index(2)          2.65%       N/A           N/A
Lehman Bros. High Yield
  Index(3)                 2.74%     8.86%         8.86%
Lipper High Current Yield
  Funds Index              3.00%     6.76%         6.76%



(1) The Citigroup High-Yield Market Index ("Citigroup Index") has replaced the Lehman Brothers U.S. Corporate High Yield Index as the Fund's broad-based market index, because the Manager has access to better statistical and performance information for the Citigroup Index. The Citigroup Index is an unmanaged index of fixed income securities with a maximum credit rating of BB+, a minimum amount outstanding of $100 million, and at least 1 year to maturity.



(2) The Citigroup High-Yield Market Capped Index ("Citigroup Capped Index") is an unmanaged index of fixed income securities with a maximum credit rating of BB+, a minimum amount outstanding of $100 million, and at least 1 year to maturity. The total par amount outstanding for each issuer in the Citigroup Capped Index is capped at $5 billion, which results in a more diversified index of securities that more closely reflects the Fund's issuer diversification. The Citigroup Capped Index has an inception date of 1/2/02.


(3) The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed income securities with a maximum credit rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity.



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.51%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.33
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.84%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................     $86
3 YEARS.................................    $268
5 YEARS.................................    $466
10 YEARS................................  $1,037




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        32                             Prospectus

AMERICAN BEACON

INTERMEDIATE BOND FUND(SM) -- INSTITUTIONAL CLASS(1)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.
The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or Barrow, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.
Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.


The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strat-

---------------

(1) Prior to March 1, 2005, the Intermediate Bond Fund -- Institutional Class was named the Intermediate Bond Fund -- AMR Class.


--------------------------------------------------------------------------------

Prospectus                             33                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

egy, its ability to achieve its investment objective may be affected adversely. As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager or Barrow for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. The Institutional Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund no longer in operation began offering its shares on September 15, 1997. In the chart and table below, performance results before March 1, 1999 are for the other class. Because the other class had slightly higher expenses, its performance was slightly lower than the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.



                       (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

98..........................................................   8.57%
99..........................................................  -2.34%
00..........................................................  10.74%
01..........................................................   8.45%
02..........................................................   8.59%
03..........................................................   4.11%
04..........................................................   4.02%
05..........................................................   2.43%



Highest Quarterly Return:                 4.72%
  (1/1/98 through 12/31/05)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -2.75%
  (1/1/98 through 12/31/05)         (2nd Quarter 2004)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/05
                                ----------------------------
                                                     SINCE
                                                   INCEPTION
                                1 YEAR   5 YEARS   (9/15/97)
                                ------   -------   ---------
INTERMEDIATE BOND FUND          2.43%     5.49%      5.88%
Lehman Bros. Aggregate
  Index(2)                      2.43%     5.87%      6.36%(1)
Lipper Intermediate Investment
  Grade Index                   2.28%     5.67%      5.89%


(1) The Since Inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.



--------------------------------------------------------------------------------

About the Funds                        34                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.06
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.31%
                                                      ====




Example
-------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $32
3 YEARS..................................  $100
5 YEARS..................................  $174
10 YEARS.................................  $393




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             35                        About the Funds

AMERICAN BEACON

SHORT-TERM BOND FUND(SM) -- INSTITUTIONAL CLASS(1)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

Currently, the Manager is the sole investment advisor to the Fund.


The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.


In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.


The Fund may invest in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.


Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds

---------------

(1) Prior to March 1, 2005 the Short-Term Bond Fund -- Institutional Class was named the Short-Term Bond Fund -- AMR Class.


--------------------------------------------------------------------------------

About the Funds                        36                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.
SECURITIES SELECTION RISK
Securities selected by the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................   4.04%
97..........................................................   7.00%
98..........................................................   5.63%
99..........................................................   3.07%
00..........................................................   7.97%
01..........................................................   8.49%
02..........................................................   5.06%
03..........................................................   3.40%
04..........................................................   1.51%
05..........................................................   1.86%


Highest Quarterly Return:                 3.34%
  (1/1/96 through 12/31/05)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.03%
  (1/1/96 through 12/31/05)         (2nd Quarter 2004)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/05
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
SHORT-TERM BOND FUND           1.86%      4.03%      4.78%
Merrill Lynch 1-3 Yr Gov./
  Corp. Index(1)               1.75%      4.06%      5.03%
Lipper Short Investment Grade
  Bond Funds Index             1.76%      3.52%      4.51%


(1) The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.08
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.33%
                                                      ====



--------------------------------------------------------------------------------

Prospectus                             37                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ..................................   $34
3 YEARS..................................  $106
5 YEARS..................................  $185
10 YEARS.................................  $418



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        38                             Prospectus

AMERICAN BEACON
TREASURY INFLATION PROTECTED SECURITIES FUND(SM) --
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------



Investment Objective
--------------------

Inflation protection and income.


Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in inflation-indexed debt securities issued by the U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Up to 20% of the Fund's assets may be invested in inflation-indexed debt securities issued by U.S. Government agencies or instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government), foreign governments, their agencies or instrumentalities, or U.S. and foreign corporations, as well as fixed income securities that are not indexed to inflation.

Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted in order to provide a total return exceeding inflation over the long term. Each inflation-indexed security is tied to a particular inflation index, such as the Consumer Price Index in the U.S. or a comparable measure of inflation in a foreign country. As changes occur in the inflation rate, as represented by the designated index, the value of the security's principal is adjusted by the same proportion. Interest payments are calculated by multiplying the security's fixed coupon rate determined at issuance by the adjusted principal and dividing by the number of interest payments per year.

The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisors:

  Brown Brothers Harriman & Co. ("BBH")

  NISA Investment Advisors, LLC ("NISA")


The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as other securities rated in one of the four highest rating categories by at least two rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security.


BBH employs a fundamental, bottom-up investment strategy coupled with clearly defined risk parameters designed to capture inefficiencies in the inflation-indexed securities market. NISA's investment process combines strategic (top-down) and tactical (bottom-up) analysis to determine a strategy whose goal is to outperform the Fund's benchmark. The sub-advisors may use derivative instruments, such as futures contracts, options and swap agreements as a hedge against interest rate or foreign currency fluctuations.

Under normal circumstances, the Fund's dollar-weighted average maturity is expected to be between five and twenty years. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations that are not inflation-indexed. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. Although the inflation-indexed securities held by the Fund are protected against loss in principal value due to inflation, their prices will be affected by fluctuations in real interest rates. The price of a fixed income security is also affected by its maturity. Securities with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
Securities issued directly by the U.S. Government are backed by the full faith and credit of the U.S. Government. However, securities issued by U.S. Government agencies and instrumentalities are not necessarily subject to the same guarantee. The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.


--------------------------------------------------------------------------------

Prospectus                             39                        About the Funds

AMERICAN BEACON

TREASURY INFLATION PROTECTED SECURITIES FUND(SM) --
INSTITUTIONAL CLASS -- (CONTINUED)
--------------------------------------------------------------------------------

INCOME RISK
Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of the Fund's distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

DEFLATION RISK
In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

DERIVATIVES RISK
The use of derivative instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

FOREIGN INVESTING RISK
The Fund may invest a portion of its assets in securities issued by foreign governments or foreign corporations. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.



Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2005. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Treasury Inflation-Protected Securities Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

05..........................................................    1.86%



Highest Quarterly Return:                 2.39%
  (1/1/05 through 12/31/05)          2nd Quarter 2005
Lowest Quarterly Return:                  -0.72%
  (1/1/05 through 12/31/05)          1st Quarter 2005



                                        AVERAGE ANNUAL
                                         TOTAL RETURN
                                      ------------------
                                        AS OF 12/31/05
                                      ------------------
                                                 SINCE
                                               INCEPTION
                                      1 YEAR   (6/30/04)
                                      ------   ---------
TREASURY INFLATION PROTECTED
  SECURITIES FUND                     1.86%      3.87%
Lehman Bros. 1-10 Yr. U.S. TIPS
  Index(1)..........................  1.88%      4.57%
Lipper TIPS Index                     2.73%      6.44%



(1) The Lehman Brothers 1-10 Year U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury inflation-indexed securities with maturities between one and ten years.



--------------------------------------------------------------------------------

About the Funds                        40                             Prospectus

AMERICAN BEACON

TREASURY INFLATION PROTECTED SECURITIES FUND(SM) --
INSTITUTIONAL CLASS -- (CONTINUED)
--------------------------------------------------------------------------------



Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Inflation Protected Securities Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.21%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.18
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.39%
                                                      ====




Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR ..................................   $40
3 YEARS..................................   $82
5 YEARS..................................  $171
10 YEARS.................................  $269




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                             41                        About the Funds

The Manager
-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2005, the Manager had approximately $42.7 billion of assets under management, including approximately $18.7 billion under active management and $24.0 billion as named fiduciary or financial advisor. Approximately $22.6 billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager


- develops the investment programs for each Fund,

- selects and changes sub-advisors and master portfolios, where applicable (subject to requisite approvals),

- allocates assets among sub-advisors,

- monitors the sub-advisors' and master portfolio advisors' investment programs and results,

- coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the Emerging Markets, International Equity, High Yield Bond, S&P 500 Index, Small Cap Index, International Equity Index, and Treasury Inflation Protected Securities Funds, invests the portion of Fund assets that the sub-advisors determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:


- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the Index Funds.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Large Cap Growth, Mid-Cap Value, Small Cap Value, International Equity, Emerging Markets, High Yield Bond, Intermediate Bond, and Treasury Inflation Protected Securities Funds pay the Manager the amounts due to their respective sub-advisors. The Manager then remits these amounts to the sub-advisors.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The management fees paid for the Funds for the fiscal year ended October 31, 2005, net of reimbursements and shown as a percentage of average net assets, were as follows:



                                          MANAGEMENT
FUND                                         FEES
----                                      ----------
Balanced................................    0.28%
Large Cap Value.........................    0.30%
Large Cap Growth........................    0.56%
Mid-Cap Value...........................    0.67%
Small Cap Value.........................    0.50%
International Equity....................    0.35%
Emerging Markets........................    0.84%
High Yield Bond.........................    0.51%
Intermediate Bond.......................    0.25%
Short-Term Bond.........................    0.25%
TIPS....................................    0.21%



A discussion of the Board's consideration and approval of the Management Agreement between the Funds and the Manager and the Investment Advisory Agreements between the sub-advisors and the Manager will be available in the Funds' next semi-annual report (dated June 30, 2006 for the S&P 500 Index, Small Cap Index, International Equity Index, and TIPS Funds and April 30, 2006 for all other Funds).



William F. Quinn and Nancy A. Eckl are the leaders of the Manager's portfolio management team that has joint responsibility for the day-to-day management of the Funds, except for the Short-Term Bond Fund. Mr. Quinn and Ms. Eckl are responsible for developing each Fund's investment program and recommending sub-advisors to the Funds' Board of Trustees. In addition, Ms. Eckl, in conjunction with the team members listed below, oversees the sub-advisors, reviews each sub-advisor's performance and allocates the Funds' assets among the sub-advisors and the Manager, as applicable.



FUNDS UNDER MANAGEMENT              TEAM MEMBERS
----------------------              ------------
Balanced, Large Cap Value, Mid-Cap
  Value, Small Cap Value, and
  Intermediate Bond...............  Adriana R. Posada
Large Cap Growth, S&P 500 Index,
  Small Cap Index, and
  International Equity Index......  Cynthia Thatcher
International Equity, Emerging
  Markets, High Yield
  Bond, and Treasury Inflation
  Protected Securities............  Kirk L. Brown


Mr. Quinn is President of the Manager and has served on the portfolio management team since the inception of the Funds in 1987. Ms. Eckl has served on the portfolio management team since becoming Vice President of Trust Investments for the Manager in May 1995. Ms. Posada became Manager of Trust Investments and a


--------------------------------------------------------------------------------

About the Funds                        42                             Prospectus
member of the team in October 1998. Ms. Thatcher is Manager of Trust Investments and became a member of the team upon joining the Manager in December 1999. Mr. Brown is Manager of International and Private Investments, and he has served on the portfolio management team since February 1994. The Funds' Statement of Additional Information ("SAI") provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.


Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund and a portion of the fixed income assets of the Balanced and Intermediate Bond Funds. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for each Fund under his management. In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced, Intermediate Bond and Short-Term Bond Funds includes Patrick A. Sporl and Gyeong Kim. Mr. Sporl has served as the Senior Portfolio Manager to the Balanced Fund since September 2001 and to the Intermediate Bond and Short-Term Bond Funds since January 1999. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Funds' holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced Fund, Intermediate Bond and Short-Term Bond Funds since November 2002. Prior to becoming a Portfolio Manager, Ms. Kim had been the Manager of Credit Research and Analysis for the Manager since June 1998. She has responsibility for credit and relative value analysis of corporate bonds. The Funds' SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Funds they manage and their compensation.


SSgA


----


The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the "State Street Portfolio"), which is managed by SSgA. SSgA is located at One Lincoln Street, Boston, Massachusetts 02111. As of December 31, 2005, SSgA managed approximately $96.7 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $1.4 trillion in assets. SSgA serves as investment advisor, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Portfolio. As compensation for SSgA's services as investment advisor and State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the State Street Portfolio, including ordinary audit and legal expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the State Street Portfolio.



SSgA manages the Equity 500 Index Portfolio using a team of investment professionals. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within the Portfolio. Key professionals involved in the day-to-day portfolio management for the Equity 500 Index Portfolio include the following: Michael Feehily and John Tucker. Mr. Feehily is a Principal of State Street Global Advisors and SSgA, and head of the U.S. Equity Team within the Global Structured Products Team. Mr. Feehily joined SSgA in 1997 and has managed the Portfolio since its inception in 2000. Mr. Tucker is a Principal of State Street Global Advisors and SSgA, and a Unit Head for the firm's Exchange Traded Funds Management Team. Mr. Tucker joined the firm in 1988 and has managed the Portfolio since its inception in 2000. The Funds' SAI provides additional information about Mr. Feehily and Mr. Tucker, including other accounts they manage, their ownership in the Portfolio and their compensation.




Fund Asset Management

--------------------


The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust") with similar names and identical investment objectives. The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership, the partners of which are Merrill Lynch & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Assets under management as of January 31, 2006 were approximately $560 billion. FAM serves as investment advisor to the Index Trust. As compensation for providing investment advisory services (and for assuming ordinary operating expenses), FAM receives an annualized fee of 0.08% of the average daily net assets of the Master Small Cap Index Series and 0.01% of the average daily net assets of the Master International Index Series. However, FAM has contractually agreed to waive the fee for the Master Small Cap Index Series down to 0.01%, as long as the administrative fee of the Merrill Lynch Fund, which also invests in the Master Small Cap Index Series, is maintained at 0.29%.


The Master Small Cap Index Series and the Master International Index Series (the "Series") are managed by the Merrill Lynch Investment Managers, L.P. ("MLIM") Quantitative Index Management Team. The members of the team are Vincent J. Costa, Jeffrey L. Russo, and Debra L. Jelilian. The team is jointly responsible for the day-to-day management of the Series. Mr. Costa is the overall investment supervisor for the Series, and Mr. Russo and Ms. Jelilian are primarily responsible for the day to day management of the Series' investments. Mr. Costa has been a Managing Director of MLIM since 2005 and was a Director of MLIM from 1999 to 2005, and


--------------------------------------------------------------------------------

Prospectus                             43                        About the Funds
he has been a member of the Series' management team since 2004. He is MLIM's Head of Quantitative Investments and has over nineteen years' experience in investing and in managing index investments. Mr. Russo has been a Director of MLIM since 2004 and was a Vice President thereof from 1999 to 2004. Mr. Russo has eleven years' experience as a portfolio manager and trader and has been a member of the Series' management team since 2000. Ms. Jelilian has been a Director of MLIM since 1999 and has been a member of the Series' management team since 2000. Ms. Jelilian has fourteen years' experience in investing and in managing index investments. The Funds' SAI provides additional information about Mr. Costa, Mr. Russo and Ms. Jelilian, including other accounts they manage, their ownership in the Series and their compensation.


The Sub-Advisors
----------------

The Manager is the sole investment advisor to the Short-Term Bond Fund. Except for this Fund, each Fund's assets are allocated among one or more sub-advisors by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another sub-advisor. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisors. Each sub-advisor has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the Master Trust, approval of the Master Trust Board. The Prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is terminated.


Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Funds. The Funds' SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.



BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2005, Barrow had discretionary investment management authority with respect to approximately $55 billion of assets, including approximately $1.7 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-advisor to the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds. The Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.


Barrow manages client assets on a team basis for their equity and fixed income strategies. The members of the team for each Fund are listed below.

NAME AND TITLE OF            LENGTH OF SERVICE     BUSINESS EXPERIENCE
PORTFOLIO MANAGERS                TO FUND             PAST 5 YEARS
------------------           -----------------  -------------------------
Balanced & Large Cap Value Funds
James P. Barrow
 Portfolio Manager/Partner    Since Inception   Portfolio Manager/Barrow
Mid-Cap Value Fund
James P. Barrow
 Portfolio Manager/Partner    Since Inception   Portfolio Manager/Barrow
Mark Giambrone
 Portfolio Manager/Partner    Since Inception           Portfolio
                                                    Manager/Barrow(1)
Small Cap Value Fund
James S. McClure
 Portfolio Manager              Since 2003      Portfolio Manager/Barrow
John P. Harloe
 Portfolio Manager              Since 2003      Portfolio Manager/Barrow
Balanced & Intermediate Bond Funds
John S. Williams
 Portfolio Manager            Since Inception   Portfolio Manager/Barrow
David H. Hardin
 Portfolio Manager            Since Inception   Portfolio Manager/Barrow
J. Scott McDonald
 Portfolio Manager              Since 1994      Portfolio Manager/Barrow
Mark C. Luchsinger
 Portfolio Manager              Since 1996      Portfolio Manager/Barrow
Deborah A. Petruzzelli
 Portfolio Manager              Since 2002      Barrow/Victory Capital(2)

(1)   Prior to 2002, Mark Giambrone was an equity analyst with Barrow.
(2) Prior to joining Barrow in 2002, Debbie Petruzzelli was a portfolio manager with Victory Capital.


Barrow's equity portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the large, mid, and small cap segments of the market. Individual equity security holdings and their weightings in Barrow's portion of the Balanced, Large Cap Value, Mid-Cap Value, and Small Cap Value Funds are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in a Fund rests with the portfolio manager for large cap, and with the management team for mid and small cap strategies. While all of Barrow's equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of the team. This serves as an internal mentoring process, in addition to assuring that Barrow has adequate coverage across all sectors and market capitalization ranges.


Barrow manages its fixed income portion of the Balanced and Intermediate Bond Funds using a team approach, with investment strategy decisions resulting from a consensus of its fixed income professionals -- five senior portfolio managers and two dedicated research analysts. All five portfolio managers are generalists, but each also has specific responsibilities for strategic focus on particular aspects of the marketplace and the portfolio structure strategy. Fixed income research responsibilities are divided among the team members, each specializing in areas in which they have particular expertise and interest. Individual bond selec-


--------------------------------------------------------------------------------

About the Funds                        44                             Prospectus
tion decisions are also consistently made across all portfolios having similar investment objectives.


BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment advisory firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2005, Brandywine had assets under management totaling approximately $26.3 billion, including approximately $2.6 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.



                     Brandywine Portfolio Managers for the
                       Balanced and Large Cap Value Funds
                       ----------------------------------

Paul R. Lesutis, CFA, Managing Director, is a member of Brandywine's Executive Committee and serves as lead Portfolio Manager of Brandywine's fundamental large cap value equity strategy. In addition, he is responsible for research coverage of the Banks and Paper & Forest Products sectors, contributing insight and stock recommendations to all of Brandywine's domestic equity products. Mr. Lesutis joined Brandywine in 1991 and has served as lead portfolio manager to Brandywine's portion of the Balanced and Large Cap Value Funds since 1996.

Earl J. Gaskins, Managing Director, is a lead Portfolio Manager for Brandywine's large cap value and socially responsible large cap value equity strategies and is Co-Manager for the fundamental large cap value equity strategy. He is responsible for research coverage of the Chemicals and Energy sectors, contributing industry insight and stock recommendations to all of Brandywine's equity products. Mr. Gaskins has been with Brandywine since 1996 and has co-managed Brandywine's portion of the Balanced and Large Cap Value Funds since 1996.

Stephen S. Smith, Executive Vice President, is a member of Brandywine's Executive Committee, serves as co-lead Portfolio Manager for Brandywine's fixed income and balanced strategies and also contributes his extensive knowledge of global markets and currencies to support the research efforts for international/global value equity strategies. Mr. Smith is also a member of Brandywine's large cap value equity team and is responsible for research coverage of the Tobacco, Healthcare, and Financial Services industries, contributing insight and stock recommendations to all of Brandywine's equity products. He joined Brandywine in 1991 and has served as a portfolio manager to Brandywine's portion of the fixed income portion of the Balanced Fund since April 1996.

                         Brandywine Portfolio Managers
                          for the Small Cap Value Fund
                          ----------------------------

Henry F. Otto, Managing Director, is the founder and Co-Manager for Brandywine's diversified value equity strategy and assists in ongoing research into value investing and designing quantitative evaluation tools. Mr. Otto is a member of Brandywine's Executive Committee and currently serves as the Committee's Chair. He joined Brandywine in 1987 and has served as a portfolio manager to Brandywine's portion of the Small Cap Value Fund since December 1998.

Steven M. Tonkovich, Managing Director, is a member of Brandywine's Executive Committee, serves as Co-Manager for Brandywine's diversified value equity strategy and is integral to ongoing research into value investing, to designing quantitative evaluation tools and to managing Brandywine's information systems. Mr. Tonkovich has been with Brandywine since 1989 and has served as a portfolio manager to Brandywine's portion of the Small Cap Value Fund since December 1998.


BROWN BROTHERS HARRIMAN & CO. ("BBH"), 140 Broadway, New York, New York 10005, is a privately held bank established in 1818. BBH has established a separately identifiable department, Brown Brothers Harriman Mutual Fund Advisory Department ("BBHMFAD") to provide investment advice to mutual funds. As of December 31, 2005, BBH managed approximately $40.0 billion and BBHMFAD managed approximately $5.1 billion in assets, including approximately $15 million of assets of AMR Corporation and its subsidiaries and affiliated entities. BBH serves as a sub-advisor to the Treasury Inflation Protected Securities Fund.


James John Evans, Portfolio Manager for BBH and BBHMFAD, has managed a portion of the Treasury Inflation Protected Securities Fund since its inception in June 2004. Mr. Evans has served as a Portfolio Manager to BBH since 1996 and BBHMFAD since 2001.


CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is an international and global equity investment management firm. Causeway began operations in June 2001. As of December 31, 2005, Causeway had approximately $14.8 billion in assets under management, including approximately $1.5 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-advisor to the International Equity Fund.



Causeway's portion of the International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan Eng and Kevin Durkin.



Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. ("MLIM") since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has co-managed the Fund since May 1993.



Harry W. Hartford is the President of Causeway and is responsible for research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001. Prior to that, he was with the Hotchkis and Wiley division of MLIM since 1996, where he was a Managing Director and co-head of the International and



--------------------------------------------------------------------------------

Prospectus                             45                        About the Funds

Global Value Equity Team in Los Angeles. Mr. Hartford has co-managed the Fund since May 1994.



James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with the Hotchkis and Wiley division of MLIM since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has co-managed the Fund since January 2006.



Jonathan Eng is a Vice President of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has co-managed the Fund since January 2006.



Kevin Durkin is a Vice President of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with the Hotchkis and Wiley division of MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has co-managed the Fund since January 2006.



DREMAN VALUE MANAGEMENT, LLC ("DREMAN"), Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311, is an independently owned investment advisor founded in 1997, with predecessor firms dating back to 1977. As of December 31, 2005, Dreman had approximately $14.5 billion of assets under management, which included approximately $355 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Dreman serves as a sub-advisor to the Small Cap Value Fund.



David N. Dreman is the Co-Lead Portfolio Manager for Dreman's portion of the Small Cap Value Fund. Mr. Dreman has over 30 years of investment experience and has served as Chairman and Chief Investment Officer of Dreman and its predecessor firms since 1977. Nelson Woodard is the Co-Lead Portfolio Manager for Dreman's portion of the Small Cap Value Fund. Mr. Woodard has over 20 years of investment experience and has served as Managing Director and Senior Portfolio Manager of Dreman since 2001. From 2000 to 2001, he was the Vice President of Asset Allocation and Quantitative Analysis at Prudential Investments. Mr. Dreman and Mr. Woodard have managed Dreman's portion of the Small Cap Value Fund since August 2005.



GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM"), 32 Old Slip, New York, New York 10005, has been registered as an investment advisor with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of December 31, 2005, GSAM along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $496.1 billion, including approximately $33.3 million of assets of AMR Corporation and its subsidiaries and affiliates entities. GSAM serves as a sub-advisor to the Large Cap Growth Fund.


Melissa R. Brown, Managing Director, is a Senior Portfolio Manager responsible for U.S. portfolios for GSAM's Global Quantitative Equity (GQE) Group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined Goldman in 1998 and began co-managing GSAM's portion of the Large Cap Growth Fund as of its inception in July 2000.


Gary Chropuvka, Vice President, is Head of Portfolio Implementation for GSAM's GQE Group. He is responsible for the day-to-day implementation and trading of the Fund. Mr. Chropuvka is also a member of the GQE Investment Policy Committee. Gary joined GSAM in March 1998 working on private equity partnerships and became a co-manager to GSAM's portion of the Fund in July 2000.



HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-advisor to the Funds. As of December 31, 2005, Hotchkis had approximately $29.6 billion in assets under management, including approximately $1.3 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.


In addition to the Funds, Hotchkis manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of Hotchkis' investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. The culmination of this process is the formation of a "target portfolio" for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.

Although the Balanced, Large Cap Value and Small Cap Value Funds are managed by Hotchkis' investment team, Hotchkis has identified the five portfolio managers with the most significant responsibility for Hotchkis' portion of each Fund's assets. This list does not include all members of the investment team.


--------------------------------------------------------------------------------

About the Funds                        46                             Prospectus

                      Hotchkis Portfolio Managers for the
                       Balanced and Large Cap Value Funds
                       ----------------------------------

George Davis, Patricia McKenna, Sheldon Lieberman, Joe Huber, and Stan Majcher participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Mr. Davis, Ms. McKenna and Mr. Lieberman have authority to direct trading activity for the Funds. Mr. Huber and Mr. Majcher are jointly responsible for the day-to-day management of the Funds' cash flows, which includes directing the Funds' purchases and sales to ensure that the Funds' holdings remain reflective of the "target portfolio."


Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst and became a portfolio manager to the Funds at that time. Ms. McKenna, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst, at which time she began managing Hotchkis' portion of the Funds. Mr. Lieberman, currently Principal and Portfolio Manager, joined Hotchkis in 1994 as Portfolio Manager and Analyst and has managed Hotchkis' portion of the Funds since then. Mr. Huber, currently Principal, Portfolio Manager and Director of Research, joined Hotchkis in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research. He has been a portfolio manager to Hotchkis' portion of the Funds since 2000. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999. He has served as portfolio manager to Hotchkis' portion of the Funds since 1999.



                          Hotchkis Portfolio Managers
                          for the Small Cap Value Fund
                          ----------------------------


David Green, Jim Miles, Joe Huber, Stan Majcher, and George Davis participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Mr. Huber and Mr. Davis have authority to direct trading activity for the Fund. Mr. Green, Mr. Miles and Mr. Majcher are jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio."


Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed the Fund since 1999. Mr. Miles, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst. He has served as portfolio manager to the Fund since 1999. Mr. Huber, currently Principal, Portfolio Manager and Director of Research, joined Hotchkis in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research. He has been a portfolio manager to Hotchkis' portion of the Fund since 2000. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999, at which time he became a portfolio manager to Hotchkis' portion of the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis' portion of the Funds since 1999.


J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, is an indirect wholly owned subsidiary of JPMorgan Chase & Co. As of December 31, 2005, J.P. Morgan and its affiliates had approximately $847 billion in assets under management, including over $666 million of assets of AMR Corporation and its subsidiaries and affiliated entities. J.P. Morgan serves as a sub-advisor to the Large Cap Growth Fund.


Raffaele Zingone, Vice President, is a portfolio manager in J.P. Morgan's U.S. Equity Group with responsibility for management of J.P. Morgan's portion of the Large Cap Growth Fund since the Fund's inception in July 2000. Prior to his current role, he was a research analyst following the aerospace, environmental, and diversified manufacturing sectors. Upon joining J.P. Morgan in 1991, he was a quantitative equity analyst and later served as a U.S. equity portfolio manager in London and New York.


LAZARD ASSET MANAGEMENT LLC ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment advisor, is a subsidiary of Lazard Freres & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $77.6 billion as of December 31, 2005, including approximately $985.2 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-advisor to the International Equity Fund.


The following individuals comprise Lazard's International Equity management team, which is responsible for the day to day management of a portion of the International Equity Fund. Responsibility is shared equally among each member of the team.


John R. Reinsberg is a Deputy Chairman of Lazard with responsibility for international and global products. He also oversees the day-to-day operations of Lazard's International Equity investment team. He joined Lazard in 1992 and began working in the investment field in 1981. Mr. Reinsberg has managed the Fund since March 1999.


Gabrielle Boyle is a Senior Managing Director of Lazard. She is a Portfolio Manager on Lazard's International Equity team and a member of the London-based European Equity team. She joined Lazard in 1993 and has been working in the investment field since 1990. Ms. Boyle has managed Lazard's portion of the Fund since May 2003.

Michael A. Bennett is a Managing Director of Lazard and a Portfolio Manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. He joined Lazard in 1992 and has worked


--------------------------------------------------------------------------------

Prospectus                             47                        About the Funds
in the investment field since 1987. Mr. Bennett has managed Lazard's portion of the Fund since May 2003.

Michael Powers is a Managing Director of Lazard and a member of the International Equity, International Equity Select, and European Equity Select teams. He joined Lazard in 1990. Mr. Powers has managed Lazard's portion of the Fund since May 2003.


Michael G. Fry joined Lazard in 2005 as a Managing Director and is also a Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. From 1995 to 2005, Mr. Fry held several positions at UBS Global Asset Management, including Lead Portfolio Manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1987. He has managed Lazard's portion of the Fund since November 2005.



METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST CAPITAL"), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is an SEC registered investment advisor founded in 1997. The firm is majority owned by its key professionals and minority owned by Metropolitan West Financial, LLC. As of December 31, 2005, MetWest Capital had approximately $3.9 billion of assets under management, which included approximately $782 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-advisor to the Large Cap Value and Small Cap Value Funds.



Howard Gleicher oversees the MetWest Capital investment team with responsibility for a portion of the Large Cap Value Fund. Mr. Gleicher has served as Chief Investment Officer since MetWest Capital's inception in August 1997 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. In addition to Mr. Gleicher, the Large Cap Value Fund's investment team includes Gary W. Lisenbee, David M. Graham and Jeffrey Peck. Mr. Lisenbee has served as President since MetWest Capital's inception in August 1997 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. Mr. Graham has served as Research Analyst since September 2000 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. From May 2000 through September 2000, he was a Senior Portfolio Manager and Research Analyst at Wells Fargo. From 1987 through 1999, he served as Vice President and Director of Research at Palley-Needelman Asset Management, Inc. Mr. Peck has served as Research Analyst since March 2004 and has managed MetWest Capital's portion of the Large Cap Value Fund since that time. From 2002 to March 2004, he was an equity research analyst with Janney Montgomery Scott, LLC. From 1998 through November 2001, he served as an equity research analyst at Bear Stearns & Company, Inc.



Gary W. Lisenbee has primary responsibility for managing MetWest Capital's portion of the Small Cap Value Fund. He has managed the Fund since August 2005.



MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM INC."), 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated institutional asset management companies, managed assets of approximately $434.0 billion, including approximately $329.6 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as a sub-advisor to the Emerging Markets Fund.



MSIM Inc.'s Emerging Markets team manages a portion of the Emerging Markets Fund. Members of the team include Narayan Ramachandran and Ruchir Sharma, Managing Directors of MSIM Inc., and Paul Psaila, an Executive Director of MSIM Inc.



Narayan Ramachandran, who is the team's lead portfolio manager, has worked for MSIM Inc. since 1996 and has managed MSIM Inc.'s portion of the Fund since 2001. Ruchir Sharma has worked for MSIM Inc. since 1996 and has managed MSIM Inc.'s portion of the Fund since its inception in 2000. Paul Psaila has worked for MSIM Inc. since 1994 and has managed MSIM Inc.'s portion of the Fund since its inception in 2000.


MSIM Inc. manages all portfolios via a team approach. Their investment team is comprised of fifteen dedicated portfolio manager/analysts located in New York, Singapore and Mumbai (India) that have extensive experience in analyzing emerging markets equity securities for investors. MSIM Inc.'s regional teams (Asia ex-Japan, Latin America, Emerging Europe, Middle East, Africa, and India sub-continent) are responsible for stock selection. Narayan Ramachandran and Ruchir Sharma serve as co-lead portfolio managers, and as such are ultimately responsible for overall portfolio performance and construction. Narayan and Ruchir focus on country allocation relying heavily on input from regional teams (thirteen other portfolio managers are responsible for stock selection). Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on key sectors including telecommunications, technology, commodities and energy.


NISA INVESTMENT ADVISORS, LLC ("NISA"), 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105, is an employee-owned investment advisory firm that began managing assets in 1994. As of December 31, 2005, NISA had assets of approximately $24.6 billion under management, including approximately $1.8 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. NISA serves as a sub-advisor to the Treasury Inflation Protected Securities Fund.


NISA's Investment Committee develops the investment strategy for NISA's portion of the Treasury Inflation Protected Securities Fund. The Investment Committee comprises Dr. Jess Yawitz, Dr. William Marshall and Mr. Ken Lester. Dr. Yawitz is NISA's Chairman and Chief Executive Officer. Dr. Marshall is NISA's President. Mr. Lester is NISA's Director of Fixed Income. Each has held these or comparable positions since the firm's inception in 1994. Drs. Yawitz and Marshall lead the portfolio management team that has joint responsibility for the day-to-day management of the Fund and oversee the personnel responsible for implementing the strategy. Although


--------------------------------------------------------------------------------

About the Funds                        48                             Prospectus

Mr. Lester is part of the Investment Committee, he has no other direct involvement with the Fund. Mohan Balachandran and Anthony Pope, Senior Investment Officers, Fixed Income Trading, are responsible for implementing NISA's strategy for the Fund on a day-to-day basis. Dr. Balachandran and Mr. Pope have served as Fixed Income Investment Officers since 1997 and 1999, respectively. The NISA portfolio management team has managed the Fund since its inception in June 2004.


OPUS CAPITAL MANAGEMENT, INC. ("OPUS"), One West Fourth Street, Suite 415, Cincinnati, Ohio 45202, is an employee-owned registered investment advisor established in 1996. As of December 31, 2005, Opus had assets under management of approximately $1.1 billion, including approximately $435 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Opus serves as a sub-advisor to the Small Cap Value Fund.


The Investment Committee at Opus is comprised of Len Haussler, President & Portfolio Manager, Kevin Whelan, Vice President, and Jon Detter, Research Analyst. Opus has a team approach to the buying and selling of individual securities, and a consensus is usually formed before any purchase or sale of a security is initiated. If there is a lack of consensus, the Portfolio Manager makes the final decision. If the Portfolio Manager is out of the office and unavailable for consultation, the remaining members of the Investment Committee are authorized to make investment decisions.


Len A. Haussler co-founded Opus in 1996 and serves as the lead portfolio manager for the firm. Mr. Haussler develops the investment strategy, directs investments and oversees trading for all client portfolios. He has over 23 years of investment experience and has managed a portion of the Small Cap Value Fund since January 2005.



Kevin P. Whelan has served as Vice President of Opus since 1998. He is primarily responsible for conducting research and directing trades. Mr. Whelan has over eight years of investment experience and has managed a portion of the Fund since January 2005.



Jonathon M. Detter has served as Research Analyst for Opus since 2003. He is primarily responsible for conducting research and directing trades. Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP. He has over five years of investment and valuation experience and has managed a portion of the Fund since January 2005.



POST ADVISORY GROUP, LLC ("POST"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority owned by Principal Global Investors, LLC. As of December 31, 2005, Post had assets under management totaling approximately $8 billion, including approximately $320 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-advisor to the High Yield Bond Fund.


As a firm, Post utilizes a co-manager system to protect the client and to ensure continuity of performance. The High Yield Bond Fund has been managed by Lawrence Post since its inception in December 2000, and Allan Schweitzer became co-manager in 2004. Lawrence Post, Chief Executive Officer, President and Chief Investment Officer of Post, has overall responsibility for the Fund's portfolio and investment process. Mr. Post has over 30 years of experience in the investment business, including 25 years in the high yield bond area. Mr. Schweitzer joined Post in 2000 from Trust Company of the West where he was a senior high yield analyst specializing in healthcare, media, and lodging research. He has over twelve years of experience in the high yield bond area.


PZENA INVESTMENT MANAGEMENT, LLC ("PZENA"), 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2005, Pzena had assets of approximately $16.8 billion under management, including approximately $21.4 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Pzena serves as a sub-advisor to the Mid-Cap Value Fund.



Investment decisions for the portion of the Mid-Cap Value Fund sub-advised by Pzena are made by a three-person investment team. The team consists of Richard
S. Pzena, John P. Goetz and Manoj Tandon. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.



Mr. Pzena is Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena. He has served on the portfolio management team since the inception of the Mid-Cap Value Fund in June 2004 and has been with Pzena since its inception in January 1996. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer of Pzena as of January 1, 2005. Prior to becoming Co-CIO, Mr. Goetz was Director of Research for Pzena. He has also served on the Fund's portfolio management team since its inception and has been with Pzena since 1996. Manoj Tandon is a Principal and Portfolio Manager at Pzena. Prior to joining Pzena in 2002, Mr. Tandon was Associate Analyst for the Global Software and IT Services Strategy team at Deutsche Bank and a member of its Enterprise Software Research team from 1999 to 2002. He began managing Pzena's portion of the Fund in January 2006.



SSGA FUNDS MANAGEMENT, INC. ("SSGA"), One Lincoln Street, Boston, Massachusetts 02111, is an SEC registered investment advisor and currently provides advisory services only to U.S. SEC registered investment companies. SSgA is a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company. As of December 31, 2005, SSgA had approximately



--------------------------------------------------------------------------------

Prospectus                             49                        About the Funds

$96.7 billion of assets under management. SSgA serves as a sub-advisor to the Small Cap Value Fund.



SSgA's portion of the Small Cap Value Fund is managed by a team of three portfolio managers who share responsibility for day-to-day management. The portfolio managers are dual employees of SSgA and State Street Global Advisors, the investment management division of State Street Bank and Trust Company. Ric Thomas has served as Deputy Department Head and Portfolio Manager in State Street Global Advisors' Enhanced Equity Group since 1998. Chuck Martin has served as a Portfolio Manager in the Enhanced Equity Group since 2001, prior to which, he was an equity analyst at SunTrust Equitable Securities. John O'Connell has served as a Portfolio Manager in the Enhanced Equity Group since April 2000. Prior to that time, Mr. O'Connell was an Investment Associate in State Street Global Advisors' Global Structured Products Group. Mr. Thomas, Mr. Martin and Mr. O'Connell have managed SSgA's portion of the Small Cap Value Fund since August 2005.



TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $464.8 billion in assets under management as of December 31, 2005. Of this amount, approximately $1.4 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-advisor to the International Equity Fund.


Gary P. Motyl has served as a portfolio manager to Templeton's portion of the International Equity Fund since the Fund's inception in August 1991. Mr. Motyl is President of Templeton and Chief Investment Officer of Templeton Institutional Global Equities. He joined Templeton in 1981.


THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2005 were $60.0 billion, including approximately $1.6 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-advisor to the Small Cap Value, International Equity and Emerging Markets Funds.



                          The Boston Company Portfolio
                     Managers for the Small Cap Value Fund
                     -------------------------------------


Joseph M. Corrado, Senior Vice President, is the lead portfolio manager for the US Small Cap Value Equity strategy for The Boston Company and he oversees the US Small Cap Value team. Mr. Corrado joined The Boston Company in 1986. Stephanie
K. Brandaleone, Vice President, and Edward R. Walter, Vice President, have served as US Small Cap Value Equity portfolio managers for The Boston Company since February 1999 and May 2004, respectively. Prior to becoming portfolio managers, both Ms. Brandaleone and Mr. Walter served as research analysts, and they continue to fulfill certain research responsibilities in conjunction with their portfolio management duties. Ms. Brandaleone's research role involves covering a broad range of industries and special situations, while Mr. Walter focuses on the Health Care, Technology, Business Services and Industrial sectors. Mr. Corrado, Ms. Brandaleone and Mr. Walter have managed a portion of the Small Cap Value Fund since September 2004.


                          The Boston Company Portfolio
                       Managers for the Emerging Markets
                         and International Equity Funds
                       ---------------------------------


D. Kirk Henry is the Director of International Value Equities for The Boston Company. He is the lead portfolio manager for the International Value and Emerging Markets strategies. Mr. Henry joined The Boston Company in 1994. He has served as a portfolio manager for a portion of the Emerging Markets Fund since August 2000 and a portion of the International Equity Fund since September 2004. Clifford A. Smith, Senior Vice President, and Carolyn M. Kedersha, Senior Vice President, have been with The Boston Company since 1998 and 1988, respectively. Prior to becoming portfolio managers in March 2003, they each served as research analysts. Mr. Smith has served as a portfolio manager for a portion of the International Equity Fund since September 2004, and Ms. Kedersha has served as a portfolio manager to a portion of the Emerging Markets Fund since March 2003. Both Mr. Smith and Ms. Kedersha continue to conduct research on a variety of regions and sectors. Mr. Smith focuses on global technology and European capital goods companies, while Ms. Kedersha targets companies located in the United Kingdom, Greece, Egypt, Turkey, Israel, Russia, and Latin America.


All other assets of AMR Corporation, Inc. and its affiliates under management by each respective sub-advisor (except assets managed by Barrow and NISA under the HALO Bond Program) are considered when calculating the fees for each sub-advisor. Including these assets lowers the investment advisory fees for each applicable Fund.


Valuation of Shares
-------------------
The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.



--------------------------------------------------------------------------------

About the Funds                        50                             Prospectus

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security's trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security's true market value. In addition, if a significant event, as determined by the Manager, that may affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund's NAV, fair value pricing would be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The Emerging Markets Fund, International Equity Fund and Master International Index Series often fair value securities as a result of significant events occurring after the close of the foreign markets in which these Funds invest. In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds' fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds' fair valuation procedures.
The NAV of AMR and Institutional Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the International Equity, Emerging Markets, and International Equity Index Funds (the "International Funds") invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds' shares.


ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------


Purchase and Redemption of Shares
---------------------------------


Eligibility
-----------


AMR Class shares are offered only to investors in the retirement and benefit plans of AMR Corporation and its affiliates.



Purchase Policies
-----------------

Shares of the Funds are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for business. If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. No sales charges are assessed on the purchase or sale of Fund shares.


Redemption Policies
-------------------


Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order, minus a redemption fee, if applicable. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call 1-800-658-5811.


Proceeds from redemption requests received by 4:00 p.m. Eastern Time are generally transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order.


A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the Mid-Cap Value Fund that you have owned for less than 180 days. A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund or Emerging Markets Fund that you have owned for less than 90 days. The redemption fee is paid to the applicable Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in and out of the Funds. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed




--------------------------------------------------------------------------------

Prospectus                             51                  About Your Investment
first for purposes of assessing the redemption fee. Shares acquired through payroll contributions, reinvestment of distributions, rollovers and loan repayments are not considered purchases for redemption fee purposes. Shares redeemed as part of a participant-directed distribution, such as a loan withdrawal, death distribution or hardship withdrawal, are not subject to redemption fees.


The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.
Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio.



Exchange Policies

-----------------


A 90-day exchange restriction applies to the following Funds: Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Index Fund, High Yield Bond Fund, Intermediate Bond Fund, and Short-Term Bond Fund. Pursuant to this restriction, participants will be limited to one purchase and one sale during a rolling 90-day period. Participants exceeding one purchase and one sale of the same Fund within a 90-day period cannot purchase shares of that Fund via an exchange for an additional 90 days.



General Policies
----------------

The following policies apply to instructions you may provide to the Funds by telephone:


- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:


- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,

- modify or terminate the exchange privilege at any time,

- limit the number of exchanges between Funds a shareholder may exercise, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


Market Timing
-------------

Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund's NAV is known as market timing. Market timing by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. The International Equity, Emerging Markets, and High Yield Bond Funds are particularly at risk for market timing activity. Please see Market Timing Risk under the description of each of these Funds.


The Funds' Board of Trustees has adopted policies and procedures intended to discourage market timing. These policies include redemption fees imposed on the Mid-Cap Value, International Equity and Emerging Markets Funds, which are described in the Redemption Policies section. In addition, the Funds have established limitations on exchanges between certain Funds, which are described in the Exchange Policies section. In general, the Funds reserve the right to reject any purchase order, terminate the exchange privilege or liquidate the account of any shareholder that the Manager determines has engaged in market timing. The third party administrator offering Fund shares may provide exemptions from the Funds' market timing policies, or they may have even stricter policies to deter market timing. For more information, please contact the plan administrator.




--------------------------------------------------------------------------------

About Your Investment                  52                             Prospectus

Distributions and Taxes
-----------------------
The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions on a class of Fund shares will be reinvested in additional shares of the same class. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                       Annually           Annually
Large Cap Value                Annually           Annually
Large Cap Growth               Annually           Annually
Mid-Cap Value                  Annually           Annually
Small Cap Value                Annually           Annually
International Equity           Annually           Annually
Emerging Markets               Annually           Annually
S&P 500 Index            April, July, October     Annually
                             and December
Small Cap Index                Annually           Annually
International Equity
  Index                        Annually           Annually
High Yield Bond                Monthly            Annually
Intermediate Bond              Monthly            Annually
Short-Term Bond                Monthly            Annually
Treasury Inflation
  Protected Securities   April, July, October     Annually
                             and December

The qualified retirement and benefit plans of AMR Corporation and its affiliates ("Plans") pay no federal income tax. Individual participants in the Plans should consult the Plans' governing documents and their own tax advisors for information on the tax consequences associated with participating in the Plans.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
---------------------------
The Funds do not incur any direct distribution expenses related to AMR Class or Institutional Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisors pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.


Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE CHART)

Each Master-Feeder Fund can withdraw its investment in its corresponding Portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.


Prior to March 1, 2006, the International Equity Fund invested all of its investable assets in a corresponding portfolio of the Master Trust with a similar name and identical investment objective. On March 1, 2006, the master-feeder structure of this Fund was discontinued, and the Fund now directly purchases securities for investment in accordance with its investment objective.



Portfolio Holdings
--------------------

With the exception of the International Equity Index, S&P 500 Index and Small Cap Index Funds, a complete listing of each Fund's holdings is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a list of holdings, go to www.americanbeaconfunds.com and select "Monthly Fund Holdings" under the "I want info on . . ." menu on the home page.



--------------------------------------------------------------------------------
Prospectus                             53                 Additional Information

Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The report of Ernst & Young LLP, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.


                                                                                  BALANCED FUND-AMR CLASS
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2005          2004        2003        2002      2001(C)(D)(F)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------      --------    --------    --------    -------------
Net asset value, beginning of period........................  $  13.87      $  12.60    $  10.98    $  12.06      $   12.27
                                                              --------      --------    --------    --------      ---------
Income from investment operations:
  Net investment income(A) (B)..............................      0.39          0.32        0.34        0.48           0.56
  Net gains (losses) on securities (both realized and
    unrealized)(B)..........................................      1.05          1.31        1.78       (1.01)         (0.05)
                                                              --------      --------    --------    --------      ---------
Total income (loss) from investment operations..............      1.44          1.63        2.12       (0.53)          0.51
                                                              --------      --------    --------    --------      ---------
Less distributions:
  Dividends from net investment income......................     (0.35)        (0.36)      (0.50)      (0.47)         (0.72)
  Distributions from net realized gains on securities.......     (0.47)           --          --       (0.08)            --
                                                              --------      --------    --------    --------      ---------
Total distributions.........................................     (0.82)        (0.36)      (0.50)      (0.55)         (0.72)
                                                              --------      --------    --------    --------      ---------
Net asset value, end of period..............................  $  14.49      $  13.87    $  12.60    $  10.98      $   12.06
                                                              ========      ========    ========    ========      =========
Total return................................................     10.63%        13.13%      20.06%      (4.71)%         4.38%
                                                              ========      ========    ========    ========      =========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $712,073      $636,420    $557,612    $487,526      $ 526,405
  Ratios to average net assets (annualized):
    Expenses, net of waivers(B).............................      0.33%         0.37%       0.38%       0.35%          0.36%
    Expenses, before waivers(B).............................      0.33%         0.37%       0.38%       0.35%          0.36%
    Net investment income, net of waivers(B)................      2.70%         2.40%       2.98%       3.39%          3.77%
    Net investment income, before waivers(B)................      2.70%         2.40%       2.98%       3.39%          3.77%
  Portfolio turnover rate(E)................................        58%           62%         69%         84%           122%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.


(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio through February 28, 2002.



(C) On September 7, 2001, American Beacon Advisor, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



(D) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



(E) The Balanced Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



(F) Independence Investment LLC was removed as an investment advisor to the Balanced Fund on November 30, 2000.




--------------------------------------------------------------------------------
Additional Information                 54                             Prospectus

                                                                           LARGE CAP VALUE FUND-AMR CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2005        2004        2003        2002      2001(BD)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    --------    --------    --------
Net asset value, beginning of period........................  $  18.02    $  15.44    $  12.40    $  14.34    $  15.75
                                                              --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income(A)(C)...............................      0.31        0.30        0.29        0.31        0.34
  Net gains (losses) on securities (both realized and
    unrealized)(C)..........................................      2.73        2.58        3.06       (1.75)      (0.63)
                                                              --------    --------    --------    --------    --------
Total income (loss) from investment operations..............      3.04        2.88        3.35       (1.44)      (0.29)
                                                              --------    --------    --------    --------    --------
Less distributions:
  Dividends from net investment income......................     (0.28)      (0.30)      (0.31)      (0.33)      (0.63)
  Distributions from net realized gains on securities.......        --          --          --       (0.17)      (0.49)
                                                              --------    --------    --------    --------    --------
Total distributions.........................................     (0.28)      (0.30)      (0.31)      (0.50)      (1.12)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $  20.78    $  18.02    $  15.44    $  12.40    $  14.34
                                                              ========    ========    ========    ========    ========
Total return................................................     16.95%      18.89%      27.64%     (10.62)%     (1.98)%
                                                              ========    ========    ========    ========    ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $848,219    $696,206    $598,869    $511,287    $654,239
  Ratios to average net assets (annualized):
    Expenses, net of waivers(C).............................      0.35%       0.38%       0.39%       0.36%       0.36%
    Expenses, before waivers(C).............................      0.35%       0.38%       0.39%       0.36%       0.36%
    Net investment income, net of waivers(C)................      1.87%       1.79%       2.13%       2.06%       2.09%
    Net investment income, before waivers(C)................      1.87%       1.79%       2.13%       2.06%       2.09%
  Portfolio turnover rate(E)................................        25%         29%         27%         34%         60%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio through February 28, 2002.

(D) Metropolitan West Capital Management, LLC replaced Independence Investment LLC as investment advisor to the Large Cap Value Fund on December 1, 2000.


(E) The Large Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



                                                                          LARGE CAP GROWTH FUND-AMR CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                               2005        2004        2003        2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     -------     -------
Net asset value, beginning of period........................  $  5.84     $  5.48     $  4.54     $  5.67     $  9.55
                                                              -------     -------     -------     -------     -------
Income from investment operations:
  Net investment income(A)..................................     0.06        0.02        0.02        0.02        0.01
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................     0.36        0.36        0.93       (1.14)      (3.87)
                                                              -------     -------     -------     -------     -------
Total income (loss) from investment operations..............     0.42        0.38        0.95       (1.12)      (3.86)
                                                              -------     -------     -------     -------     -------
Less distributions:
  Dividends from net investment income......................    (0.05)      (0.02)      (0.01)      (0.01)      (0.02)
                                                              -------     -------     -------     -------     -------
Total distributions.........................................    (0.05)      (0.02)      (0.01)      (0.01)      (0.02)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period..............................  $  6.21     $  5.84     $  5.48     $  4.54     $  5.67
                                                              =======     =======     =======     =======     =======
Total return................................................     7.22%       6.88%      21.09%     (19.85)%    (40.51)%
                                                              =======     =======     =======     =======     =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $63,183     $55,121     $48,926     $28,017     $23,804
  Ratios to average net assets (annualized)(A):
    Expenses, net of waivers................................     0.64%       0.71%       0.68%       0.67%       0.70%
    Expenses, before waivers................................     0.64%       0.71%       0.68%       0.67%       0.72%
    Net investment income, net of waivers...................     0.98%       0.34%       0.40%       0.30%       0.08%
    Net investment income, before waivers...................     0.98%       0.34%       0.40%       0.30%       0.06%
  Portfolio turnover rate(B)................................      164%        131%        138%        135%         85%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Growth Portfolio through February 28, 2001.


(B) The Large Cap Growth Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2001. Portfolio turnover rate through February 28, 2001 was that of the Portfolio.




--------------------------------------------------------------------------------
Prospectus                             55                 Additional Information

                                                                  MID-CAP VALUE FUND-
                                                                       AMR CLASS
                                                              ---------------------------
                                                              YEAR ENDED      JUNE 30 TO
                                                              OCTOBER 31,     OCTOBER 31,
                                                                 2005            2004
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------     -----------
Net asset value, beginning of period........................    $ 10.27         $ 10.00
                                                                -------         -------
Income from investment operations:
  Net investment income.....................................       0.13            0.02(B)
  Net gains on securities (both realized and unrealized)....       1.37            0.25
                                                                -------         -------
Total income from investment operations.....................       1.50            0.27
                                                                -------         -------
Less distributions:
  Dividends from net investment income......................      (0.05)             --
  Distributions from net realized gains on securities.......         --              --
                                                                -------         -------
Total distributions.........................................      (0.05)             --
                                                                -------         -------
Net asset value, end of period..............................    $ 11.72         $ 10.27
                                                                =======         =======
Total return................................................      14.63%           2.70%(A)
                                                                =======         =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................    $44,342         $25,546
  Ratios to average net assets (annualized):
    Expenses, net of waivers................................       1.01%           1.14%(C)
    Expenses, before waivers................................       1.02%           1.34%(C)
    Net investment income, net of waivers...................       0.92%           0.73%(C)
    Net investment income, before waivers...................       0.91%           0.53%(C)
  Portfolio turnover rate...................................        298%              6%(A)


(A)  Not annualized.
(B)  Based on average shares outstanding.

(C)  Annualized.



                                                                             SMALL CAP VALUE FUND-AMR CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                2005       2004(E)      2003(D)        2002       2001(C)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  18.78     $  16.13     $  11.30     $  11.71     $  10.10
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income(A)..................................      0.21         0.14         0.10         0.15         0.15
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................      2.26         3.04         5.15         0.34         1.85
                                                              --------     --------     --------     --------     --------
Total income (loss) from investment operations..............      2.47         3.18         5.25         0.49         2.00
                                                              --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income......................     (0.10)       (0.09)       (0.14)       (0.14)       (0.22)
  Distributions from net realized gains on securities.......     (0.77)       (0.44)       (0.28)       (0.76)       (0.17)
                                                              --------     --------     --------     --------     --------
Total distributions.........................................     (0.87)       (0.53)       (0.42)       (0.90)       (0.39)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $  20.38     $  18.78     $  16.13     $  11.30     $  11.71
                                                              ========     ========     ========     ========     ========
Total return................................................     13.23%       20.12%       47.93%        3.54%       20.52%
                                                              ========     ========     ========     ========     ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $424,965     $438,353     $327,542     $181,180     $137,811
  Ratios to average net assets (annualized):
    Expenses, net of waivers(A).............................      0.58%        0.60%        0.61%        0.56%        0.64%
    Expenses, before waivers(A).............................      0.58%        0.60%        0.61%        0.56%        0.64%
    Net investment income, net of waivers(A)................      0.94%        0.84%        0.95%        1.09%        1.55%
    Net investment income, before waivers(A)................      0.94%        0.84%        0.95%        1.09%        1.55%
  Portfolio turnover rate(B)................................        47%          35%          75%          81%          93%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio through February 28, 2002.
(B) The Small Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.
(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.
(D) Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment advisor to the Small Cap Value Fund on September 18, 2003.
(E) The Boston Company Asset Management, LLC was added as an investment adviser to the Small Cap Value Fund on September 27, 2004.

(F) Opus Capital Management, Inc. was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC, SSgA Funds Management, Inc. and Dreman Value Management, LLC were added as investment advisors on August 12, 2005.




--------------------------------------------------------------------------------
Additional Information                 56                             Prospectus

                                                                          INTERNATIONAL EQUITY FUND-AMR CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                2005       2004(B)      2003(F)        2002       2001(E)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  18.58     $  15.54     $  12.18     $  13.86     $  18.07
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income(A)(D)...............................      0.50         0.34         0.29         0.24         0.28
  Net gains (losses) on securities (both realized and
    unrealized)(D)..........................................      2.33         3.14         3.46        (1.62)       (2.98)
                                                              --------     --------     --------     --------     --------
Total income (loss) from investment operations..............      2.83         3.48         3.75        (1.38)       (2.70)
                                                              --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income......................     (0.29)       (0.44)       (0.39)       (0.30)       (0.27)
  Distributions from net realized gains on securities.......        --           --           --           --        (1.24)
                                                              --------     --------     --------     --------     --------
Total distributions.........................................     (0.29)       (0.44)       (0.39)       (0.30)       (1.51)
                                                              --------     --------     --------     --------     --------
Redemption fees added to beneficial interest................     --(G)        --(G)        --(G)           --           --
Net asset value, end of period..............................  $  21.12     $  18.58     $  15.54     $  12.18     $  13.86
                                                              ========     ========     ========     ========     ========
Total return................................................     15.32%       22.84%       31.77%      (10.26)%     (16.35)%
                                                              ========     ========     ========     ========     ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $448,096     $460,114     $322,801     $264,579     $301,762
  Ratios to average net assets (annualized):
    Expenses, net of waivers(D).............................      0.44%        0.49%        0.52%        0.49%        0.52%
    Expenses, before waivers(D).............................      0.44%        0.49%        0.52%        0.49%        0.52%
    Net investment income, net of waivers(D)................      2.49%        1.97%        2.22%        1.81%        1.78%
    Net investment income, before waivers(D)................      2.49%        1.97%        2.22%        1.81%        1.78%
  Portfolio turnover rate(C)................................        37%          36%          44%          43%          36%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.
(B) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.
(C) The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master International Equity Portfolio.

(E) Causeway Capital Management LLC replaced Merrill Lynch Investment Managers, L.P. as investment advisor to the International Equity Fund on August 31, 2001.
(F) Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(G) Amounts represent less than $0.01 per share.



                                                                          EMERGING MARKETS FUND-AMR CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                               2005        2004        2003        2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     -------     -------
Net asset value, beginning of period........................  $ 12.68     $ 10.66     $  7.22     $  6.65     $  8.18
                                                              -------     -------     -------     -------     -------
Income from investment operations:
  Net investment income(A)..................................     0.24        0.10        0.07        0.09        0.13
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................     3.42        2.00        3.44        0.59       (1.63)
                                                              -------     -------     -------     -------     -------
Total income (loss) from investment operations..............     3.66        2.10        3.51        0.68       (1.50)
                                                              -------     -------     -------     -------     -------
Less distributions:
  Dividends from net investment income......................    (0.09)      (0.08)      (0.07)      (0.11)      (0.02)
  Distributions from net realized gains on securities.......    (1.08)         --          --          --       (0.01)
                                                              -------     -------     -------     -------     -------
Total distributions.........................................    (1.17)      (0.08)      (0.07)      (0.11)      (0.03)
                                                              -------     -------     -------     -------     -------
Redemption fees added to beneficial interests...............       --          --          --          --          --
Net asset value, end of period..............................  $ 15.17     $ 12.68     $ 10.66     $  7.22     $  6.65
                                                              =======     =======     =======     =======     =======
Total return................................................    30.43%      20.00%      48.84%      10.10%     (18.40)%
                                                              =======     =======     =======     =======     =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $94,864     $74,199     $51,498     $32,731     $20,660
  Ratios to average net assets (annualized):
    Expenses, net of waivers(A).............................     1.25%       1.59%       1.50%       1.26%       1.30%
    Expenses, before waivers(A).............................     1.25%       1.59%       1.50%       1.26%       1.30%
    Net investment income,net of waivers(A).................     1.60%       1.01%       0.92%       1.35%       1.76%
    Net investment income, before waivers(A)................     1.60%       1.01%       0.92%       1.35%       1.76%
  Portfolio turnover rate(B)................................       63%         76%         80%         94%         95%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Emerging Markets Portfolio through February 28, 2002.


(B) The Emerging Markets Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



--------------------------------------------------------------------------------
Prospectus                             57                 Additional Information

                                                                           S&P 500 INDEX FUND-INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2005         2004         2003           2002           2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     --------       --------       --------
Net asset value, beginning of period........................  $  16.43     $  15.10     $  11.96       $  15.62       $  17.99
                                                              --------     --------     --------       --------       --------
Income from investment operations(A):
    Net investment income...................................      0.29         0.29         0.21           0.20           0.20
    Net gains (losses) on securities (both realized and
      unrealized)...........................................      0.47         1.32         3.14          (3.66)         (2.38)
                                                              --------     --------     --------       --------       --------
Total from investment operations............................      0.76         1.61         3.35          (3.46)         (2.18)
                                                              --------     --------     --------       --------       --------
Less distributions:
    Dividends from net investment income....................     (0.29)       (0.28)       (0.21)         (0.20)         (0.19)
    Tax return of capital...................................        --(B)        --           --             --             --(B)
                                                              --------     --------     --------       --------       --------
Total distributions.........................................     (0.29)       (0.28)       (0.21)         (0.20)         (0.19)
                                                              --------     --------     --------       --------       --------
Net asset value, end of period..............................  $  16.90     $  16.43     $  15.10       $  11.96       $  15.62
                                                              ========     ========     ========       ========       ========
Total return................................................      4.74%       10.76%       28.26%        (22.27)%       (12.12)%
                                                              ========     ========     ========       ========       ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $225,857     $244,668     $245,251       $195,368       $254,289
    Ratios to average net assets (annualized)(A):
        Net investment income...............................      1.75%        1.85%        1.63%          1.47%          1.22%
        Expenses, including expenses of the master
          portfolio.........................................      0.13%        0.17%        0.14%          0.14%          0.15%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.



(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.



                                                                     SMALL CAP INDEX FUND-INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                               2005        2004        2003        2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     -------     -------
Net asset value, beginning of period........................  $ 12.57     $ 11.27     $  7.70     $  9.79     $  9.69
                                                              -------     -------     -------     -------     -------
Income from investment operations(A):
    Net investment income...................................     0.16        0.14        0.04        0.11        0.09
    Net gains (losses) on securities (both realized and
      unrealized)...........................................     0.42        1.87        3.57       (2.10)       0.11
                                                              -------     -------     -------     -------     -------
Total from investment operations............................     0.58        2.01        3.61       (1.99)       0.20
                                                              -------     -------     -------     -------     -------
Less distributions:
    Dividends from net investment income....................    (0.17)      (0.13)      (0.04)      (0.10)      (0.09)
    Distributions from net realized gain on investments.....    (0.15)      (0.58)         --          --          --
    Tax return of capital...................................    (0.05)(B)      --          --          --       (0.01)(B)
                                                              -------     -------     -------     -------     -------
Total distributions.........................................    (0.37)      (0.71)      (0.04)      (0.10)      (0.10)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period..............................  $ 12.78     $ 12.57     $ 11.27     $  7.70     $  9.79
                                                              =======     =======     =======     =======     =======
Total return................................................     4.51%      17.91%      46.90%     (20.37)%      2.07%
                                                              =======     =======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $46,113     $39,196     $67,756     $11,227     $11,803
    Ratios to average net assets (annualized)(A):
        Net investment income...............................     1.12%       0.90%       1.04%       1.13%       1.36%
        Expenses, including expenses of the master
          portfolio.........................................     0.18%       0.22%       0.24%       0.20%       0.19%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.



(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution.




--------------------------------------------------------------------------------

Additional Information                 58                             Prospectus

                                                                INTERNATIONAL EQUITY INDEX FUND-INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                               2005        2004        2003        2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     -------     -------
Net asset value, beginning of period........................  $  9.39     $  8.01     $  5.86     $  7.07     $  9.21
                                                              -------     -------     -------     -------     -------
Income from investment operations(A):
  Net investment income.....................................     0.21        0.17        0.14        0.11        0.10
  Net gains (losses) on securities (both realized and
    unrealized).............................................     1.06        1.44        2.13       (1.23)      (2.12)
                                                              -------     -------     -------     -------     -------
Total from investment operations............................     1.27        1.61        2.27       (1.12)      (2.02)
                                                              -------     -------     -------     -------     -------
Less distributions:
  Dividends from net investment income......................    (0.24)      (0.23)      (0.12)      (0.09)      (0.09)
  Tax return of capital.....................................    (0.09)(B)      --          --          --       (0.03)
                                                              -------     -------     -------     -------     -------
Total distributions.........................................    (0.33)      (0.23)      (0.12)      (0.09)      (0.12)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period..............................  $ 10.33     $  9.39     $  8.01     $  5.86     $  7.07
                                                              =======     =======     =======     =======     =======
Total return................................................    13.58%      20.12%      38.87%     (15.65)%    (22.14)%
                                                              =======     =======     =======     =======     =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $90,200     $23,156     $10,043     $ 4,912     $ 3,773
  Ratios to average net assets (annualized)(A):
    Net investment income...................................     2.49%       2.16%       2.71%       1.97%       1.49%
    Expenses, including expenses of the master portfolio....     0.23%       0.26%       0.31%       0.25%       0.29%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.



(B) The tax return of capital is calculated based upon outstanding shares at the time of distribution.



                                                                          HIGH YIELD BOND FUND-INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------------
                                                                                                                  DECEMBER 29,
                                                                                                                      2000
                                                                          YEAR ENDED OCTOBER 31,                       TO
                                                              -----------------------------------------------     OCTOBER 31,
                                                                2005         2004         2003         2002           2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     --------     --------     ------------
Net asset value, beginning of period........................  $  10.86     $  10.73     $   9.63     $   9.82       $ 10.00
                                                              --------     --------     --------     --------       -------
Income from investment operations:
  Net investment income.....................................      0.76         0.78         0.78         0.80          0.71
  Net gains (losses) on securities (both realized and
    unrealized).............................................     (0.84)        0.27         1.10        (0.19)        (0.18)
                                                              --------     --------     --------     --------       -------
Total income from investment operations.....................     (0.08)        1.05         1.88         0.61          0.53
                                                              --------     --------     --------     --------       -------
Less distributions:
  Dividends from net investment income......................     (0.76)       (0.78)       (0.78)       (0.80)        (0.71)
  Distributions from net realized gains on securities.......      0.20        (0.14)          --           --            --
                                                              --------     --------     --------     --------       -------
Total distributions.........................................     (0.56)       (0.92)       (0.78)       (0.80)        (0.71)
                                                              --------     --------     --------     --------       -------
Net asset value, end of period..............................  $  10.22     $  10.86)    $  10.73     $   9.63       $  9.82
                                                              ========     ========     ========     ========       =======
Total return................................................      3.03%       10.19%      20.11%         6.28%         5.33%(A)
                                                              ========     ========     ========     ========       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $216,744     $241,777     $161,380     $104,813       $53,275
  Ratios to average net assets (annualized):
    Expenses, net of waivers................................      0.84%        0.88%        0.90%        0.90%         0.90%(B)
    Expenses, before waivers................................      0.84%        0.92%        1.00%        0.98%         1.07%(B)
    Net investment income, net of waivers...................      7.24%        7.27%        7.51%        8.02%         8.48%(B)
    Net investment income, before waivers...................      7.24%        7.23%        7.41%        7.94%         8.31%(B)
  Portfolio turnover rate...................................       128%         138%         114%         163%          145%(A)



(A) Not annualized.



(B) Annualized.




--------------------------------------------------------------------------------

Prospectus                             59                 Additional Information

                                                                     INTERMEDIATE BOND FUND-INSTITUTIONAL CLASS
                                                                        (FORMERLY AMR CLASS PRIOR TO 3/1/05)
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                              2005(C)      2004         2003         2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     --------     --------     -------
Net asset value, beginning of period........................  $ 10.33     $ 10.24     $  10.22     $  10.30     $  9.53
                                                              -------     -------     --------     --------     -------
Income from investment operations:
  Net investment income(A)..................................     0.42        0.40         0.45         0.53        0.58
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................    (0.29)       0.14         0.02        (0.08)       0.77
                                                              -------     -------     --------     --------     -------
Total income from investment operations.....................     0.13        0.54         0.47         0.45        1.35
                                                              -------     -------     --------     --------     -------
Less distributions:
  Dividends from net investment income......................    (0.45)      (0.45)       (0.45)       (0.53)      (0.58)
  Distributions from net realized gains on securities.......       --          --           --           --          --
                                                              -------     -------     --------     --------     -------
Total distributions.........................................    (0.45)      (0.45)       (0.45)       (0.53)      (0.58)
                                                              -------     -------     --------     --------     -------
Net asset value, end of period..............................  $ 10.01     $ 10.33     $  10.24     $  10.22     $ 10.30
                                                              =======     =======     ========     ========     =======
Total return................................................     1.26%       5.38%        4.62%        4.57%      14.58%
                                                              =======     =======     ========     ========     =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $93,270     $96,242     $131,927     $144,098     $95,820
  Ratios to average net assets (annualized):
    Expenses, net of waivers(A).............................     0.31%       0.34%        0.32%        0.30%       0.30%
    Expenses, before waivers(A).............................     0.31%       0.34%        0.32%        0.30%       0.30%
    Net investment income, net of waivers(A)................     4.12%       3.97%        4.32%        5.23%       5.84%
    Net investment income, before waivers(A)................     4.12%       3.97%        4.32%        5.23%       5.84%
  Portfolio turnover rate(B)................................      119%        106%         187%         185%        164%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio through February 28, 2002.



(B) The Intermediate Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



(C) On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0202. Following this exchange, the former AMR Class Shares were re-named Institutional Class.



                                                                      SHORT-TERM BOND FUND-INSTITUTIONAL CLASS
                                                                        (FORMERLY AMR CLASS PRIOR TO 3/1/05)
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                              2005(C)        2004        2003        2002        2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------       -------     -------     -------     -------
Net asset value, beginning of period........................  $  9.07       $  9.31     $  9.44     $  9.60     $  9.20
                                                              -------       -------     -------     -------     -------
Income from investment operations:
  Net investment income(B)..................................     0.29          0.27        0.42        0.44        0.59
  Net gains (losses) on securities (both realized and
    unrealized)(B)..........................................    (0.20)        (0.05)      (0.07)      (0.11)       0.40
                                                              -------       -------     -------     -------     -------
Total income from investment operations.....................     0.09          0.22        0.35        0.33        0.99
                                                              -------       -------     -------     -------     -------
Less distributions:
  Dividends from net investment income......................    (0.41)        (0.46)      (0.48)      (0.49)      (0.59)
                                                              -------       -------     -------     -------     -------
Total distributions.........................................    (0.41)        (0.46)      (0.48)      (0.49)      (0.59)
                                                              -------       -------     -------     -------     -------
Net asset value, end of period..............................  $  8.75       $  9.07     $  9.31     $  9.44     $  9.60
                                                              =======       =======     =======     =======     =======
Total return................................................     1.00%         2.39%       3.82%       3.60%      11.07%
                                                              =======       =======     =======     =======     =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $79,683       $80,504     $91,911     $89,932     $81,370
  Ratios to average net assets (annualized):
    Expenses, net of waivers(B).............................     0.33%         0.33%       0.33%       0.30%       0.33%
    Expenses, before waivers(B).............................     0.33%         0.33%       0.33%       0.30%       0.33%
    Net investment income, net of waivers(B)................     3.15%         3.00%       4.54%       4.63%       6.26%
    Net investment income, before waivers(B)................     3.15%         3.00%       4.54%       4.63%       6.26%
  Portfolio turnover rate(A)................................       38%           41%         81%         63%        104%



(A) The Short-Term Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio through February 28, 2002.



(C) On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0014. Following this exchange, the former AMR Class Shares were re-named Institutional Class.



--------------------------------------------------------------------------------
Additional Information                 60                             Prospectus

                                                               TREASURY INFLATION PROTECTED SECURITIES
                                                                       FUND-INSTITUTIONAL CLASS
                                                              ------------------------------------------
                                                                 YEAR ENDED           SIX MONTHS ENDED
                                                              DECEMBER 31, 2005     DECEMBER 31, 2004(A)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                 -----------------     --------------------
Net asset value, beginning of period........................       $ 10.16                 $ 10.00
                                                                   -------                 -------
Income from investment operations:
  Net investment income.....................................          0.56                    0.18(B)
  Net gains on securities (both realized and unrealized)....         (0.37)                   0.21
                                                                   -------                 -------
Total income from investment operations.....................         (0.19)                   0.39
                                                                   -------                 -------
Less distributions:
  Dividends from net investment income......................         (0.55)                  (0.23)
  Distributions from net realized gains on securities.......         (0.05)                     --
                                                                   -------                 -------
Total distributions.........................................         (0.60)                  (0.23)
                                                                   -------                 -------
Net asset value, end of period..............................       $  9.75                 $ 10.16
                                                                   =======                 =======
Total return................................................          1.86%                   3.94%(C)
                                                                   =======                 =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................       $30,584                 $20,943
  Ratios to average net assets (annualized):
    Expenses, net of waivers................................          0.44%                   0.46%
    Expenses, before waivers................................          0.39%                   0.62%
    Net investment income, net of waivers...................          5.45%                   3.34%
    Net investment income, before waivers...................          5.50%                   3.18%
  Portfolio turnover rate...................................           355%                    190%(C)



(A) The Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.



(B) Based on average shares outstanding.



(C) Not annualized.




--------------------------------------------------------------------------------
Prospectus                             61                 Additional Information

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING 1-800-345-2345 OR YOU MAY ACCESS THEM ON THE FUNDS' WEBSITE AT WWW.AMERICANBEACONFUNDS.COM.

  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION (SAI)
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:



(TELEPHONE GRAPHIC)         (MAILBOX GRAPHIC)                   (KEYBOARD GRAPHIC)                      (MOUSE GRAPHIC)
   BY TELEPHONE:                BY MAIL:                            BY E-MAIL:                          ON THE INTERNET:
Call 1-800-345-2345       American Beacon Funds        american -beacon.funds@ambeacon.com            Visit our website at
                         4151 Amon Carter Blvd.                                                   www.americanbeaconfunds.com
                                 MD 2450                                                      Visit the SEC website at www.sec.gov
                          Fort Worth, TX 76155


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

FUND SERVICE PROVIDERS:


    CUSTODIAN                    TRANSFER AGENT                  INDEPENDENT REGISTERED       DISTRIBUTOR
    STATE STREET BANK            BOSTON FINANCIAL                PUBLIC ACCOUNTING FIRM       FORESIDE FUND SERVICES
      AND TRUST                    DATA SERVICES                 ERNST & YOUNG LLP            Portland, Maine
    Boston, Massachusetts        Kansas City, Missouri           Chicago, Illinois





                          (AMERICAN BEACON FUNDS LOGO)

                            SEC File Number 811-4984



American Beacon Funds is a service mark of AMR Corporation. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon Small Cap Index Fund, American Beacon International Equity Index Fund, American Beacon High Yield Bond Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon Treasury Inflation Protected Securities Fund, and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.




--------------------------------------------------------------------------------

Prospectus                                                Additional Information

                          (AMERICAN BEACON FUNDS LOGO)

GUIDANCE             |              VISION              |             EXPERIENCE


                        PROSPECTUS

                        March 1, 2006


                        SERVICE CLASS

                        Balanced Fund
                        Large Cap Value Fund
                        Small Cap Value Fund
                        International Equity Fund





                                    The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

                          (AMERICAN BEACON FUNDS LOGO)


                                (SERVICE CLASS)


TABLE OF CONTENTS


About the Funds

Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     7
Small Cap Value Fund.............................    10
International Equity Fund........................    13
The Manager......................................    16
The Sub-Advisors.................................    17
Valuation of Shares..............................    22

About Your Investment
Purchase and Redemption of Shares................    22
Market Timing....................................    26
Distributions and Taxes..........................    26

Additional Information
Distribution of Fund Shares......................    27
Portfolio Holdings...............................    27
Delivery of Documents............................    27
Financial Highlights.............................    27
Additional Information.......................Back Cover


ABOUT THE FUNDS
------------------------------------------------------------

Overview
--------


The American Beacon Funds (the "Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.




--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON

BALANCED FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.

The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Fund's assets are currently allocated among the Manager and the following three investment sub-advisors:



  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")



  Brandywine Asset Management, LLC ("Brandywine")



  Hotchkis and Wiley Capital Management, LLC ("Hotchkis")



The Manager intends to allocate all new assets, generally on an equal basis, between Barrow and Brandywine, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund's guidelines. The Manager does not anticipate allocating any new assets to Hotchkis, as they have reached their capacity limit for large cap value assets nor does the Manager anticipate allocating any new assets to itself, other than to periodically rebalance the proportion of assets invested in equity and fixed income securities managed by Hotchkis and the Manager, respectively.


The Fund's sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or the applicable sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a convenient way to invest in value-oriented stocks and investment grade bonds in a single, professionally managed portfolio,

- desire long-term performance from an investment style that may help to minimize volatility and downside risk,

- require investment income, or

- want to take advantage of the investment expertise of value-oriented investment advisors.


--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to three broad-based market indices, an index specific to the Fund's strategy and the Lipper Balanced Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices and the index specific to the Fund's strategy do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on June 1, 2005. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on August 1, 1994. In the chart and table below, performance results are for the older class. Because the other class had lower expenses, its performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................  13.67%
97..........................................................  19.45%
98..........................................................   8.00%
99..........................................................  -4.01%
00..........................................................  10.43%
01..........................................................   5.35%
02..........................................................  -7.56%
03..........................................................  23.78%
04..........................................................  12.75%
05..........................................................   5.72%



Highest Quarterly Return:                 13.65%
  (1/1/96 through 12/31/05)         (2nd Quarter 2004)
Lowest Quarterly Return:                 -10.75%
  (1/1/96 through 12/31/05)         (3rd Quarter 2004)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/05
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            5.72%      7.52%      8.37%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                4.20%      6.21%      5.93%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  4.91%      5.87%      5.91%
------------------------------------------------------------
Linked S&P 500/Citigroup
  Value Index(1)               6.16%      2.50%      9.42%
S&P 500 Index(2)               4.91%      0.55%      9.07%
Lehman Bros. Aggregate
  Index(3)                     2.43%      5.87%      6.16%
Balanced Composite Index(4)    4.75%      4.21%      8.46%
Lipper Balanced Funds Index    5.20%      3.51%      7.58%



(1) The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index ("Barra Index") up to October 31, 2005 and the S&P 500/Citigroup Value Style Index ("Citigroup Index") thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500.


(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.


(4) To reflect the Fund's allocation of its assets between investment grade fixed-income securities and equity securities, the Manager has combined the returns of the Linked S&P 500/Citigroup Value Index and the Lehman Brothers Aggregate Index in a 60%/40% proportion.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                         0.28%
Distribution (12b-1) Fees                               0.25
Other Expenses                                          0.87(1)
                                                      ------
Total Annual Fund Operating Expenses                    1.40%
                                                      ======
Expense Reimbursement                                 359.15(2)
NET EXPENSES                                            1.09%(3)



(1) Other Expenses are based on estimates for the current fiscal year.



(2) The Manager has contractually agreed to waive Distribution Fees and reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 1.09%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 1.09%.



(3) The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR.................................    $111
3 YEARS................................    $413



Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2006, the market capitalizations of the companies in the Russell 1000 Index ranged from $591 million to $399 billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").



The Fund's assets are currently allocated among four investment sub-advisors:


  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

  Metropolitan West Capital Management, LLC


The Manager does not anticipate allocating any new assets to Hotchkis and Wiley Capital Management, LLC, as they have reached their capacity limit for large cap value assets. The Manager intends to allocate all new assets, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, LLC and Metropolitan West Capital Management, LLC.



The Fund's sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):



- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

---------------

(1)  The Russell 1000 (R) Index is a service mark of Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a U.S. stock mutual fund that invests in fundamentally strong companies,

- require total returns including income, or

- want to take advantage of the expertise of value-oriented investment advisors.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on June 1, 2005. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on August 1, 1994. In the chart and table below, performance results are for the older class. Because the other class had lower expenses, its performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................   20.74%
97..........................................................   26.08%
98..........................................................    5.88%
99..........................................................   -4.99%
00..........................................................   11.22%
01..........................................................    1.88%
02..........................................................  -16.18%
03..........................................................   35.35%
04..........................................................   19.12%
05..........................................................    9.48%



Highest Quarterly Return:                 19.76%
  (1/1/96 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -18.68%
  (1/1/96 through 12/31/05)         (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/05
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            9.48%      8.55%      9.89%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                8.58%      7.93%      7.91%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  7.14%      7.15%      7.61%
------------------------------------------------------------
Linked S&P 500/Citigroup
  Value Index(1)               6.16%      2.50%      9.42%
S&P 500 Index(2)               4.91%      0.55%      9.07%
Lipper Multi-Cap Value Funds
  Index                        6.33%      6.25%      9.91%



(1) The Linked S&P 500/Citigroup Value Index represents returns of the S&P 500/Barra Value Index ("Barra Index") up to October 31, 2005 and the S&P 500/Citigroup Value Style Index ("Citigroup Index") thereafter. The Barra Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index. The Citigroup Index is a market value weighted index of stocks in the S&P 500 that score highest based on an average of book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500.


(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction


--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.25
Other Expenses                                         1.22(1)
                                                       ----
Total Annual Fund Operating Expenses                   1.77%
                                                       ====
Expense Reimbursement                                  0.63(2)
NET EXPENSES                                           1.14%(3)


(1) Other Expenses are based on estimates for the current fiscal year.


(2) The Manager has contractually agreed to waive Distribution Fees and reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 1.14%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 1.14%.



(3) The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................    $116
3 YEARS.................................    $496




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN BEACON

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------

Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, "stocks").

The Manager currently allocates the Fund's assets among eight investment sub-advisors:

  Barrow, Hanley, Mewhinney & Strauss, Inc.
  ("Barrow")

  Brandywine Asset Management, LLC
  ("Brandywine")

  Dreman Value Management, LLC ("Dreman")

  Hotchkis and Wiley Capital Management, LLC
  ("Hotchkis")

  Metropolitan West Capital Management, LLC ("MetWest Capital")

  Opus Capital Management, Inc. ("Opus")

  SSgA Funds Management, Inc. ("SSgA")

  The Boston Company Asset Management, LLC
  ("The Boston Company")

The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine, Dreman, MetWest Capital, Opus, SSgA and The Boston Company as their capacity commitments to the Fund permit.

The sub-advisors, except SSgA, select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000(R) Index(1)):


- above-average earnings growth potential,

- below-average price to earnings ratio, and

- below-average price to book value ratio.

SSgA pursues an enhanced index strategy, seeking to outperform the Russell 2000(R) Value Index (the "Index") by selecting stocks that are undervalued by the market and that possess superior earnings growth potential. In deciding to purchase or hold a stock, SSgA considers perspectives on the stock's growth potential and valuation as well as sentiment toward the stock by the market and the company's management. As an essential component of its investment process, SSgA attempts to control risk by constructing a portfolio with overall characteristics similar to the Index.

Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In

---------------

(1)   Russell 2000(R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

FOREIGN INVESTING RISK
Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's education or a comfortable retirement,

- seek a U.S. stock mutual fund that invests in small, less well-known companies,

- want to take advantage of the expertise of value-oriented investment advisors, or

- are willing to accept the increased risks of small stock investing.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on May 1, 2003. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on January 1, 1999 and March 1, 1999, respectively. In the chart and table below, performance results before March 1, 1999 are for the Institutional Class, and performance results from March 1, 1999 through April 30, 2003 are for the PlanAhead Class of the Fund. Because the other classes had lower expenses, their performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


99..........................................................  -5.01%
00..........................................................  19.03%
01..........................................................  27.24%
02..........................................................  -6.92%
03..........................................................  50.82%
04..........................................................  22.98%
05..........................................................   5.20%



Highest Quarterly Return:                 24.65%
  (1/1/99 through 12/31/05)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -20.90%
  (1/1/99 through 12/31/05)         (3rd Quarter 2002)




--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/05
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS     (12/31/98)
                          ------   -------   ---------------
RETURN BEFORE TAXES       5.20%    18.24%        14.71%
RETURN AFTER TAXES ON
  DISTRIBUTIONS           4.27%    16.82%        13.36%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES          4.12%    15.29%        12.22%
------------------------------------------------------------
Russell 2000(R) Value
  Index(1)                4.71%    13.55%        12.53%
Lipper Small-Cap Value
  Funds Index             7.46%    14.76%        12.92%


(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000 (R) Value Index is a service mark of the Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.50%
Distribution (12b-1) Fees                             0.25
Other Expenses                                        0.65()
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  1.40%
                                                      ====



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $143
3 YEARS.................................    $443
5 YEARS.................................    $766
10 YEARS................................  $1,680




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN BEACON

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.



The Fund's assets are currently allocated among four investment sub-advisors:


  Causeway Capital Management LLC

  Lazard Asset Management LLC

  Templeton Investment Counsel, LLC

  The Boston Company Asset Management, LLC
  ("The Boston Company")


The Manager does not anticipate allocating any new assets to Causeway Capital Management LLC, as they have reached their capacity limit for international large cap value assets. The Manager intends to allocate all new assets among Lazard Asset Management LLC, Templeton Investment Counsel, LLC and The Boston Company. The Boston Company has recently been selected as a sub-advisor to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under The Boston Company's management to approximate that of the other sub-advisors.


The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock's country, sector or industry):


- above-average return on equity or earnings growth potential,

- below-average price to earnings or price to cash flow ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund's risk exposure to adverse fluctuations in currency exchange rates.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.


--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK
Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Investor Profile
----------------

This Fund may be appropriate for investors who:


- need to fund a long-term objective that requires growth of capital, such as a child's college education or a comfortable retirement,

- seek to complement U.S. stock holdings with an international stock mutual fund that invests in large, well-capitalized foreign companies,

- want to take advantage of the expertise of leading international equity investment advisors, or

- are willing to accept the increased risks of international investing, including currency and exchange rate risks, accounting differences and political risks.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on May 1, 2003. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on August 1, 1994. In the chart and table below, performance results before May 1, 2003 are for the older class of the Fund. Because the other class had lower expenses, its performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


                                (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


96..........................................................   19.33%
97..........................................................    9.26%
98..........................................................   11.52%
99..........................................................   26.52%
00..........................................................   -4.36%
01..........................................................  -15.75%
02..........................................................  -14.10%
03..........................................................   41.43%
04..........................................................   23.31%
05..........................................................   10.50%




--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


Highest Quarterly Return:               21.79%
  (1/1/96 through 12/31/05)       (2nd Quarter 2003)
Lowest Quarterly Return:               -22.51%
  (1/1/96 through 12/31/05)       (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/05
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            10.50%     6.88%       9.39%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 9.31%     6.28%       8.18%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   8.42%     5.76%       7.70%
------------------------------------------------------------
EAFE Index(1)                  13.54%     4.55%       5.84%
Lipper International Funds
  Index                        15.67%     5.33%       7.74%


(1) The EAFE Index is an unmanaged index of international stock investment performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(2)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.35%
Distribution (12b-1) Fees                             0.25
Other Expenses                                        0.61()
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                  1.21%
                                                     =====


(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the Master Trust.


(2) Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $123
3 YEARS.................................    $384
5 YEARS.................................    $665
10 YEARS................................  $1,466




Portfolio Holdings
------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Fund's website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.




--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

The Manager
-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2005, the Manager had approximately $42.7 billion of assets under management, including approximately $18.7 billion under active management and $24.0 billion as named fiduciary or financial advisor. Approximately $22.6 billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

- develops the investment programs for each Fund,

- selects and changes sub-advisors (subject to requisite approvals),

- allocates assets among sub-advisors,

- monitors the sub-advisors' investment programs and results,

- coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and


- with the exception of the International Equity Fund, invests the portion of Fund assets which the sub-advisors determine should be allocated to high quality short-term debt obligations.


As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of each Fund.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund's net fixed income assets under its management. In addition, the Funds pay the Manager the amounts due to their respective sub-advisors. The Manager then remits these amounts to the sub-advisors.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The management fees paid by the Funds for the fiscal year ended October 31, 2005, net of reimbursements and shown as a percentage of average net assets, were as follows:



                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Balanced.............................    0.28%
Large Cap Value......................    0.30%
Small Cap Value......................    0.50%
International Equity.................    0.35%



A discussion of the Board's consideration and approval of the Management Agreement between the Funds and the Manager will be available in the Funds' semi-annual report dated April 30, 2006.


William F. Quinn and Nancy A. Eckl are the leaders of the Manager's portfolio management team that has joint responsibility for the day-to-day management of the Funds. Mr. Quinn and Ms. Eckl are responsible for developing each Fund's investment program and recommending sub-advisors to the Funds' Board of Trustees. In addition, Ms. Eckl, in conjunction with the team members listed below, oversees the sub-advisors, reviews each sub-advisor's performance and allocates the Funds' assets among the sub-advisors and the Manager, as applicable.


FUNDS UNDER MANAGEMENT           TEAM MEMBERS
----------------------           ------------
Balanced, Large Cap Value and
  Small Cap Value..............  Adriana R. Posada
International Equity...........  Kirk L. Brown



Mr. Quinn is President of the Manager and has served on the portfolio management team since the inception of the Funds in 1987. Ms. Eckl has served on the portfolio management team since becoming Vice President of Trust Investments for the Manager in May 1995. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Mr. Brown is Manager of International and Private Investments, and he has served on the portfolio management team since February 1994. The Funds' Statement of Additional Information ("SAI") provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.


Michael W. Fields oversees the team responsible for the portfolio management of a portion of the Balanced Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for the Manager's portion of the Balanced Fund. In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced Fund includes Patrick
A. Sporl and Gyeong Kim. Mr. Sporl has served as a Senior Portfolio Manager since January 1999 and has managed a portion of the Balanced Fund since September 2001. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Fund's holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced Fund since November 2002. Prior to becoming a Portfolio Manager, Ms. Kim had been the Manager of Credit Research and Analysis for the Manager since June 1998. She has responsibility for



--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus
credit and relative value analysis of corporate bonds. The Funds' SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Balanced Fund and their compensation.


The Sub-Advisors
----------------

Each Fund's assets are allocated among one or more sub-advisors by the Manager. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisors. Each sub-advisor has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisors without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board"). The Prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is terminated.



Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Funds. The Funds' SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.



BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2005, Barrow had discretionary investment management authority with respect to approximately $55 billion of assets, including approximately $1.7 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.


Barrow manages client assets on a team basis for their equity and fixed income strategies. The members of the team for each Fund are listed below.

                                                    BUSINESS
NAME AND TITLE OF             LENGTH OF SERVICE    EXPERIENCE
PORTFOLIO MANAGERS                 TO FUND        PAST 5 YEARS
------------------            -----------------  --------------
Balanced & Large Cap Value
 Funds
James P. Barrow
 Portfolio Manager/Partner     Since Inception     Portfolio
                                                 Manager/Barrow
Small Cap Value Fund
James S. McClure
 Portfolio Manager               Since 2003        Portfolio
                                                 Manager/Barrow
John P. Harloe
 Portfolio Manager               Since 2003        Portfolio
                                                 Manager/Barrow
Balanced Fund
John S. Williams
 Portfolio Manager             Since Inception     Portfolio
                                                 Manager/Barrow
David H. Hardin
 Portfolio Manager             Since Inception     Portfolio
                                                 Manager/Barrow
J. Scott McDonald
 Portfolio Manager               Since 1994        Portfolio
                                                 Manager/Barrow
Mark C. Luchsinger
 Portfolio Manager               Since 1996        Portfolio
                                                 Manager/Barrow
Deborah A. Petruzzelli
 Portfolio Manager               Since 2002      Barrow/Victory
                                                   Capital(1)

(1) Prior to joining Barrow in 2002, Debbie Petruzzelli was a portfolio manager with Victory Capital.


Barrow's equity portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the large, mid, and small cap segments of the market. Individual equity security holdings and their weightings in Barrow's portion of the Balanced, Large Cap Value and Small Cap Value Funds are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in a Fund rests with the portfolio manager for large cap, and with the management team for the small cap strategy. While all of Barrow's equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of the team. This serves as an internal mentoring process, in addition to assuring that Barrow has adequate coverage across all sectors and market capitalization ranges.


Barrow manages its fixed income portion of the Balanced Fund using a team approach, with investment strategy decisions resulting from a consensus of its fixed income professionals -- five senior portfolio managers and two dedicated research analysts. All five portfolio managers are generalists, but each also has specific responsibilities for strategic focus on particular aspects of the marketplace and the portfolio structure strategy. Fixed income research responsibilities are divided among the team members, each specializing in areas in which they have particular expertise and interest. Individual bond selection decisions are also consistently made across all portfolios having similar investment objectives.



--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment advisory firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2005, Brandywine had assets under management totaling approximately $26.3 billion, including approximately $2.6 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.


                     Brandywine Portfolio Managers for the
                       Balanced and Large Cap Value Funds
                   -----------------------------------------

Paul R. Lesutis, CFA, Managing Director, is a member of Brandywine's Executive Committee and serves as lead Portfolio Manager of Brandywine's fundamental large cap value equity strategy. In addition, he is responsible for research coverage of the Banks and Paper & Forest Products sectors, contributing insight and stock recommendations to all of Brandywine's domestic equity products. Mr. Lesutis joined Brandywine in 1991 and has served as lead portfolio manager to Brandywine's portion of the Balanced and Large Cap Value Funds since 1996.

Earl J. Gaskins, Managing Director, is a lead Portfolio Manager for Brandywine's large cap value and socially responsible large cap value equity strategies and is Co-Manager for the fundamental large cap value equity strategy. He is responsible for research coverage of the Chemicals and Energy sectors, contributing industry insight and stock recommendations to all of Brandywine's equity products. Mr. Gaskins has been with Brandywine since 1996 and has co-managed Brandywine's portion of the Balanced and Large Cap Value Funds since 1996.

Stephen S. Smith, Executive Vice President, is a member of Brandywine's Executive Committee, serves as co-lead Portfolio Manager for Brandywine's fixed income and balanced strategies and also contributes his extensive knowledge of global markets and currencies to support the research efforts for international/global value equity strategies. Mr. Smith is also a member of Brandywine's large cap value equity team and is responsible for research coverage of the Tobacco, Healthcare, and Financial Services industries, contributing insight and stock recommendations to all of Brandywine's equity products. He joined Brandywine in 1991 and has served as a portfolio manager to Brandywine's portion of the fixed income portion of the Balanced Fund since April 1996.

                     Brandywine Portfolio Managers for the
                              Small Cap Value Fund
                            ------------------------

Henry F. Otto, Managing Director, is the founder and Co-Manager for Brandywine's diversified value equity strategy and assists in ongoing research into value investing and designing quantitative evaluation tools. Mr. Otto is a member of Brandywine's Executive Committee and currently serves as the Committee's Chair. He joined Brandywine in 1987 and has served as a portfolio manager to Brandywine's portion of the Small Cap Value Fund since December 1998.

Steven M. Tonkovich, Managing Director, is a member of Brandywine's Executive Committee, serves as Co-Manager for Brandywine's diversified value equity strategy and is integral to ongoing research into value investing, to designing quantitative evaluation tools and to managing Brandywine's information systems. Mr. Tonkovich has been with Brandywine since 1989 and has served as a portfolio manager to Brandywine's portion of the Small Cap Value Fund since December 1998.


CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is an international and global equity investment management firm. Causeway began operations in June 2001. As of December 31, 2005, Causeway had approximately $14.8 billion in assets under management, including approximately $1.5 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-advisor to the International Equity Fund.



Causeway's portion of the International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan Eng and Kevin Durkin.



Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. ("MLIM") since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has co-managed the Fund since May 1993.



Harry W. Hartford is the President of Causeway and is responsible for research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001. Prior to that, he was with the Hotchkis and Wiley division of MLIM since 1996, where he was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Mr. Hartford has co-managed the Fund since May 1994.



James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, financials and information technology sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with the Hotchkis and Wiley division of MLIM since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has co-managed the Fund since January 2006.



Jonathan Eng is a Vice President of Causeway and is responsible for research in the consumer discretionary, industrials and materials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team. Mr. Eng has co-managed the Fund since January 2006.



Kevin Durkin is a Vice President of Causeway and is responsible for research in the global consumer staples,




--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus
industrials and energy sectors. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with the Hotchkis and Wiley division of MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has co-managed the Fund since January 2006.



DREMAN VALUE MANAGEMENT, LLC ("DREMAN"), Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311, is an independently owned investment advisor founded in 1997, with predecessor firms dating back to 1977. As of December 31, 2005, Dreman had approximately $14.5 billion of assets under management, which included approximately $355 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Dreman serves as a sub-advisor to the Small Cap Value Fund.


David N. Dreman is the Co-Lead Portfolio Manager for Dreman's portion of the Small Cap Value Fund. Mr. Dreman has over 30 years of investment experience and has served as Chairman and Chief Investment Officer of Dreman and its predecessor firms since 1977. Nelson Woodard is the Co-Lead Portfolio Manager for Dreman's portion of the Small Cap Value Fund. Mr. Woodard has over 20 years of investment experience and has served as Managing Director and Senior Portfolio Manager of Dreman since 2001. From 2000 to 2001, he was the Vice President of Asset Allocation and Quantitative Analysis at Prudential Investments. Mr. Dreman and Mr. Woodard have managed Dreman's portion of the Small Cap Value Fund since August 2005.


HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-advisor to the Funds. As of December 31, 2005, Hotchkis had approximately $29.6 billion in assets under management, including approximately $1.3 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.


In addition to the Funds, Hotchkis manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of Hotchkis' investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. The culmination of this process is the formation of a "target portfolio" for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.

Although the Balanced, Large Cap Value and Small Cap Value Funds are managed by Hotchkis' investment team, Hotchkis has identified the five portfolio managers with the most significant responsibility for Hotchkis' portion of each Fund's assets. This list does not include all members of the investment team.

                      Hotchkis Portfolio Managers for the
                       Balanced and Large Cap Value Funds
                   -----------------------------------------

George Davis, Patricia McKenna, Sheldon Lieberman, Joe Huber, and Stan Majcher participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Mr. Davis, Ms. McKenna and Mr. Lieberman have authority to direct trading activity for the Funds. Mr. Huber and Mr. Majcher are jointly responsible for the day-to-day management of the Funds' cash flows, which includes directing the Funds' purchases and sales to ensure that the Funds' holdings remain reflective of the "target portfolio."


Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst and became a portfolio manager to Hotchkis' portion of the Funds at that time. Ms. McKenna, currently Principal and Portfolio Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst, at which time she began managing Hotchkis' portion of the Funds. Mr. Lieberman, currently Principal and Portfolio Manager, joined Hotchkis in 1994 as Portfolio Manager and Analyst and has managed Hotchkis' portion of the Funds since then. Mr. Huber, currently Principal, Portfolio Manager and Director of Research, joined Hotchkis in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research. He has been a portfolio manager to Hotchkis' portion of the Funds since 2000. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999. He has served as portfolio manager to Hotchkis' portion of the Funds since 1999.


                      Hotchkis Portfolio Managers for the
                              Small Cap Value Fund
                            ------------------------


David Green, Jim Miles, Joe Huber, Stan Majcher, and George Davis participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Mr. Huber and Mr. Davis have authority to direct trading activity for the Fund. Mr. Green, Mr. Miles and Mr. Majcher are jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio."


Mr. Green, currently Principal and Portfolio Manager, joined Hotchkis in 1997 as Portfolio Manager and Analyst. He has managed Hotchkis' portion of the Fund since 1999. Mr. Miles, currently Principal and Portfolio


--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

Manager, joined Hotchkis in 1995 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis' portion of the Fund since 1999. Mr. Huber, currently Principal, Portfolio Manager and Director of Research, joined Hotchkis in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research. He has been a portfolio manager to Hotchkis' portion of the Fund since 2000. Mr. Majcher, currently Principal and Portfolio Manager, joined Hotchkis in 1996 as Analyst and became Portfolio Manager in 1999, at which time he became a portfolio manager to Hotchkis' portion of the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis in 1988 as Portfolio Manager and Analyst. He has served as portfolio manager to Hotchkis' portion of the Funds since 1999.


LAZARD ASSET MANAGEMENT LLC ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment advisor, is a subsidiary of Lazard Freres & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $77.6 billion as of December 31, 2005, including approximately $985.2 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-advisor to the International Equity Fund.


The following individuals comprise Lazard's International Equity management team, which is responsible for the day to day management of a portion of the International Equity Fund. Responsibility is shared equally among each member of the team.

John R. Reinsberg is a Deputy Chairman of Lazard with responsibility for international and global products. He also oversees the day-to-day operations of Lazard's International Equity investment team. He joined Lazard in 1991 and began working in the investment field in 1981. Mr. Reinsberg has managed Lazard's portion of the Fund since March 1999.

Gabrielle Boyle is a Senior Managing Director of Lazard. She is a Portfolio Manager on Lazard's International Equity team and a member of the London-based European Equity team. She joined Lazard in 1993 and has been working in the investment field since 1990. Ms. Boyle has managed Lazard's portion of the Fund since May 2003.

Michael A. Bennett is a Managing Director of Lazard and a Portfolio Manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. He joined Lazard in 1992 and has worked in the investment field since 1987. Mr. Bennett has managed Lazard's portion of the Fund since May 2003.

Michael Powers is a Managing Director of Lazard and a member of the International Equity, International Equity Select, and European Equity Select teams. He joined Lazard in 1990. Mr. Powers has managed Lazard's portion of the Fund since May 2003.


Michael G. Fry joined Lazard in 2005 as a Managing Director and is also a Managing Director and Portfolio Manager within Lazard Asset Management Limited in London. From 1995 to 2005, Mr. Fry held several positions at UBS Global Asset Management, including Lead Portfolio Manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1987. He has managed Lazard's portion of the Fund since November 2005.



METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST CAPITAL"), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is an SEC registered investment advisor founded in 1997. The firm is majority owned by its key professionals and minority owned by Metropolitan West Financial, LLC. As of December 31, 2005, MetWest Capital had approximately $3.9 billion of assets under management, which included approximately $782 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-advisor to the Large Cap Value and Small Cap Value Funds.


Howard Gleicher oversees the MetWest Capital investment team with responsibility for a portion of the Large Cap Value Fund. Mr. Gleicher has served as Chief Investment Officer since MetWest Capital's inception in August 1997 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. In addition to Mr. Gleicher, the Large Cap Value Fund's investment team includes Gary W. Lisenbee, David M. Graham and Jeffrey Peck. Mr. Lisenbee has served as President since MetWest Capital's inception in August 1997 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. Mr. Graham has served as Research Analyst since September 2000 and has managed MetWest Capital's portion of the Large Cap Value Fund since November 2000. From May 2000 through September 2000, he was a Senior Portfolio Manager and Research Analyst at Wells Fargo. From 1987 through 1999, he served as Vice President and Director of Research at Palley-Needelman Asset Management, Inc. Mr. Peck has served as Research Analyst since March 2004 and has managed MetWest Capital's portion of the Large Cap Value Fund since that time. From 2002 to March 2004, he was an equity research analyst with Janney Montgomery Scott, LLC. From 1998 through November 2001, he served as an equity research analyst at Bear Stearns & Company, Inc.


Gary W. Lisenbee has primary responsibility for managing MetWest Capital's portion of the Small Cap Value Fund. He has managed the Fund since August 2005.



OPUS CAPITAL MANAGEMENT, INC. ("OPUS"), One West Fourth Street, Suite 415, Cincinnati, Ohio 45202, is an employee-owned registered investment advisor established in 1996. As of December 31, 2005, Opus had assets under management of approximately $1.1 billion, including approximately $435 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Opus serves as a sub-advisor to the Small Cap Value Fund.


The Investment Committee at Opus is comprised of Len Haussler, President & Portfolio Manager, Kevin Whelan,


--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

Vice President, and Jon Detter, Research Analyst. Opus has a team approach to the buying and selling of individual securities, and a consensus is usually formed before any purchase or sale of a security is initiated. If there is a lack of consensus, the Portfolio Manager makes the final decision. If the Portfolio Manager is out of the office and unavailable for consultation, the remaining members of the Investment Committee are authorized to make investment decisions.


Len A. Haussler co-founded Opus in 1996 and serves as the lead portfolio manager for the firm. Mr. Haussler develops the investment strategy, directs investments and oversees trading for all client portfolios. He has over 23 years of investment experience and has managed a portion of the Small Cap Value Fund since January 2005.



Kevin P. Whelan has served as Vice President of Opus since 1998. He is primarily responsible for conducting research and directing trades. Mr. Whelan has over eight years of investment experience and has managed a portion of the Fund since January 2005.



Jonathon M. Detter has served as Research Analyst for Opus since 2003. He is primarily responsible for conducting research and directing trades. Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP. He has over five years of investment and valuation experience and has managed a portion of the Fund since January 2005.



SSGA FUNDS MANAGEMENT, INC. ("SSGA"), One Lincoln Street, Boston, Massachusetts 02111, is an SEC registered investment advisor and currently provides advisory services only to U.S. SEC registered investment companies. SSgA is a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company. As of December 31, 2005, SSgA had approximately $96.7 billion of assets under management. SSgA serves as a sub-advisor to the Small Cap Value Fund.


SSgA's portion of the Small Cap Value Fund is managed by a team of three portfolio managers who share responsibility for day-to-day management. The portfolio managers are dual employees of SSgA and State Street Global Advisors, the investment management division of State Street Bank and Trust Company. Ric Thomas has served as Deputy Department Head and Portfolio Manager in State Street Global Advisors' Enhanced Equity Group since 1998. Chuck Martin has served as a Portfolio Manager in the Enhanced Equity Group since 2001, prior to which, he was an equity analyst at SunTrust Equitable Securities. John O'Connell has served as a Portfolio Manager in the Enhanced Equity Group since April 2000. Prior to that time, Mr. O'Connell was an Investment Associate in State Street Global Advisors' Global Structured Products Group. Mr. Thomas, Mr. Martin and Mr. O'Connell have managed SSgA's portion of the Small Cap Value Fund since August 2005.


TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $464.8 billion in assets under management as of December 31, 2005. Of this amount, approximately $1.4 billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-advisor to the International Equity Fund.


Gary P. Motyl has served as a portfolio manager to Templeton's portion of the International Equity Fund since the Fund's inception in August 1991. Mr. Motyl is President of Templeton and Chief Investment Officer of Templeton Institutional Global Equities. He joined Templeton in 1981.


THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2005 were $60.0 billion, including approximately $1.6 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-advisor to the Small Cap Value and International Equity Funds.


                 The Boston Company Portfolio Managers for the
                              Small Cap Value Fund
                            ------------------------


Joseph M. Corrado, Senior Vice President, is the lead portfolio manager for the US Small Cap Value Equity strategy for The Boston Company and he oversees the US Small Cap Value team. Mr. Corrado joined The Boston Company in 1986. Stephanie
K. Brandaleone, Vice President, and Edward R. Walter, Vice President, have served as US Small Cap Value Equity portfolio managers for The Boston Company since February 1999 and May 2004, respectively. Prior to becoming portfolio managers, both Ms. Brandaleone and Mr. Walter served as research analysts, and they continue to fulfill certain research responsibilities in conjunction with their portfolio management duties. Ms. Brandaleone's research role involves covering a broad range of industries and special situations, while Mr. Walter focuses on the Health Care, Technology, Business Services and Industrial sectors. Mr. Corrado, Ms. Brandaleone and Mr. Walter have managed a portion of the Small Cap Value Fund since September 2004.




--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

                 The Boston Company Portfolio Managers for the
                           International Equity Fund
                          ----------------------------

D. Kirk Henry is the Director of International Value Equities for The Boston Company. He is the lead portfolio manager for the International Value and Emerging Markets strategies. Mr. Henry joined The Boston Company in 1994. He has served as a portfolio manager for a portion of the International Equity Fund since September 2004. Clifford A. Smith, Senior Vice President, has been with The Boston Company since 1998. Prior to becoming a portfolio manager in March 2003, he served as a research analyst. Mr. Smith has served as a portfolio manager for a portion of the International Equity Fund since September 2004. He continues to conduct research on a variety of regions and sectors, focusing on global technology and European capital goods companies.

All other assets of AMR Corporation and its affiliates under management by each respective sub-advisor (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each sub-advisor. Including these assets lowers the investment advisory fees for each applicable Fund.


Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.


Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security's trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security's true market value. In addition, if a significant event, as determined by the Manager, that may affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund's NAV, fair value pricing would be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The International Equity Fund often fair values securities as a result of significant events occurring after the close of the foreign markets in which this Fund invests.


Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds' fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds' fair valuation procedures.

The NAV of Service Class shares will be determined based on a pro rata allocation of the Fund's or portfolio's (as applicable) investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the International Equity Fund invests in securities primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the NAV per share of this Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Service Class shares are offered to all investors who invest through intermediary organizations, such as broker-dealers or third party administrators.


The Small Cap Value Fund closed to new investors as of the close of business on Friday, February 4, 2005. The Fund will continue to accept additional investments (including reinvestments of dividends and capital gains distributions) from: (1) shareholders of the Fund who had open accounts on February 4, 2005; (2) participants in most qualified retirement plans if the Fund was designated as an available option as of February 4, 2005; (3) investors who had previously committed to invest in the Fund but whose accounts were not yet funded as of February 4, 2005; and (4) existing accounts managed on a discretionary basis by registered investment advisors that included the Fund in their discretionary account program as of February 4, 2005. Investors through financial intermediaries who did not have a funded position through the intermediary prior to February 4, 2005 will not be allowed to establish a new position after that date. In the case of mergers, reorganizations, acquisitions or other business combinations in which one or more companies involved in the transaction currently offer the Fund as an investment option to retirement plan participants, a company that, as a result of such



--------------------------------------------------------------------------------
About Your Investment                  22                             Prospectus
transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company or otherwise), may request to add the Fund as an investment option under its retirement plan. In addition, there may be circumstances where a company currently offering the Fund as an investment option under its retirement plan may wish to consolidate available investment options under its plan and, as a result, transfer significant assets to the Fund. Such requests will be reviewed by the Manager on an individual basis, taking into consideration whether the addition of the Fund may negatively impact existing Fund shareholders.

Opening an Account
------------------

A completed, signed application is required to open an account. You may obtain an application form by:


- calling 1-800-658-5811, or


- downloading an account application on the Funds' web site at www.americanbeaconfunds.com.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your financial institution will ask for your name, address, date of birth, and other information that will allow it to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and other documentation. Your financial institution is required by law to reject your new account application if the required identifying information is not provided.


Complete the application, sign it and

                                    Mail to:
                             American Beacon Funds
                                P.O. Box 219643
                           Kansas City, MO 64121-9643

Purchase Policies
-----------------

Shares of the Funds are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for business.

If a purchase order is received in good order prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks, money orders, cashier's checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.

Redemption Policies
-------------------


Shares of any Fund may be redeemed by telephone, via the Funds' website, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order, minus a redemption fee, if applicable. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call 1-800-658-5811.


Wire proceeds from redemption requests received by 4:00 p.m. Eastern Time are generally transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the funds have cleared, which may take up to 15 days.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund that you have owned for less than 90 days. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in and out of the Fund. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee. The redemption fee is not imposed on shares acquired through the reinvestment of distributions or shares redeemed through pre-authorized automatic redemption plans. In addition, the redemption fee may not apply to arrangements through financial intermediaries. The redemption fee will be imposed on shares held in retirement plans to the extent that plan intermediaries are able to charge the fee to plan participants for credit to the applicable Fund. See the section titled Market Timing for additional information.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.


Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund.



--------------------------------------------------------------------------------
Prospectus                             23                  About Your Investment

Exchange Policies
-----------------

Shares of the Service Class of any Fund may be exchanged for shares of the Service Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled Purchase Policies and Redemption Policies for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds will not accept more than one exchange in and out of any Fund within any rolling 90-day period. The Funds reserve the right to terminate the exchange privilege of any shareholder who violates the limit on exchanges. In addition, the Funds may reject an exchange order or terminate the exchange privilege of a shareholder, if the Manager determines that the shareholder is investing in a Fund to profit in day-to-day fluctuations of the Fund's NAV, also known as market timing, regardless of whether the shareholder violated the Funds' stated policy on the frequency of exchanges. See the section titled Market Timing for additional information on the Funds' policies to deter market timing.


HOW TO PURCHASE SHARES
By Wire
If your account has been established, you may call 1-800-658-5811. The minimum amount to open an account is $2,500.
The minimum amount for subsequent investments by wire is $500. Send a bank wire to State Street Bank and Trust Co.
with these instructions:
- ABA# 0110-0002-8; AC-9905-342-3,
- Attn: American Beacon Funds-Service Class,
- the Fund name and Fund number, and
- shareholder's account number and registration.
By Check
- The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by check is $50.
- Make check payable to the American Beacon Funds.
- Include the shareholder's account number, Fund name, and Fund number on the check.
- Mail check to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
By Exchange
- Send a written request to the address above, call 1-800-658-5811.
- A $2,500 minimum is required to establish a new account in the Service Class of another American Beacon Fund by making an exchange.
- The minimum amount for each exchange is $50.




--------------------------------------------------------------------------------
About Your Investment                  24                             Prospectus

HOW TO REDEEM SHARES
By Telephone
- Call 1-800-658-5811 to request a redemption.
- Proceeds will generally be mailed only to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.
By Mail
Write a letter of instruction including:
- the Fund name and Fund number,
- shareholder account number,
- shares or dollar amount to be redeemed, and
- authorized signature(s) of all persons required to sign for the account.
  Mail to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
- Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.
To protect the Funds and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:
- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
- for an account whose address has changed within the last 30 days if proceeds are sent by check.
The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public can not provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.
Via "My Account" on www.americanbeaconfunds.com
- Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.
- If bank instructions were not included on the account application form, please call 1-800-658-5811 to establish bank instructions.
By Exchange
- Send a written request to the address above or call 1-800-658-5811 to exchange shares.
- A $2,500 minimum is required to establish a new account in the Service Class of another American Beacon Fund by making an exchange.
- The minimum amount for each exchange is $50.




General Policies
----------------

If a shareholder's account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

A STAMP 2000 Medallion signature guarantee may be required in order to change an account's registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

The following policies apply to instructions you may provide to the Funds by telephone:


- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:


- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the financial institution is unable to verify the shareholder's identity within three business days of account opening,

- modify or terminate the exchange privilege at any time, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have



--------------------------------------------------------------------------------
Prospectus                             25                  About Your Investment
received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary or its designee.



Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.


Market Timing
-------------


Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund's NAV is known as market timing. Market timing by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. The International Equity Fund is particularly at risk for market timing activity. Please see Market Timing Risk under the description of this Fund.


The Funds' Board of Trustees has adopted policies and procedures intended to discourage market timing. These policies include a redemption fee imposed on the International Equity Fund, which is described in the Redemption Policies section. In addition, the Funds have established limitations on exchanges between Funds, which are described in the Exchange Policies section. In general, the Funds reserve the right to reject any purchase order, terminate the exchange privilege or liquidate the account of any shareholder that the Manager determines has engaged in market timing.

Certain third parties that offer Fund shares have informed the Funds that they are unable to enforce the Fund's policies to discourage market timing. In addition, certain third parties do not provide information to the Funds regarding the activity of the underlying shareholders in omnibus accounts. Therefore, the Funds do not have the information necessary to detect market timing by those underlying shareholders. In some cases, third parties that offer Fund shares may provide exemptions from the Funds' market timing policies, or they may have even stricter policies to deter market timing. For more information, please contact the financial institution through which you invest in the Funds.


Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:


                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                       Annually           Annually
Large Cap Value                Annually           Annually
Small Cap Value                Annually           Annually
International Equity           Annually           Annually


Usually, any dividends and distributions of net realized gains are taxable events. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes.

The following table outlines the typical tax liabilities for transactions in taxable accounts:

TYPE OF TRANSACTION                   TAX STATUS
-------------------                   ----------
Dividends from net investment         Ordinary income**
  income*
Distributions of excess net           Ordinary income
  short-term capital gain over net
  long-term capital loss*
Distributions of gains from certain   Ordinary income
  foreign currency transactions*
Distributions of excess net           Long-term capital
  long-term capital gain over net       gains
  short-term capital loss*
Redemptions or exchanges of shares    Long-term capital
  owned for more than one year          gains or losses
Redemptions or exchanges of shares    Net gains are treated
  owned for one year or less            as ordinary income;
                                        net losses are
                                        subject to special
                                        rules

   *whether reinvested or taken in cash
  **except for dividends that are attributable to qualified dividend income


To the extent distributions of the excess of net long-term capital gain over net short-term capital loss are attributable to net capital gain that a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009, they are subject to a 15% maximum federal income tax rate for individual shareholders.


Some foreign countries may impose taxes on dividends paid to and gains realized by the International Equity Fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.


A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, and the Small Cap Value Fund, may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through the year 2008. The eligible portion for such a Fund may not exceed its QDI. QDI is the aggregate of dividends a Fund receives from most domestic corporations and certain foreign corporations. If a Fund's QDI is at least 95% of its gross income (as specially computed) and the Fund satisfies certain holding



--------------------------------------------------------------------------------
About Your Investment                  26                             Prospectus
period, debt-financing and other restrictions with respect to the shares on which the dividends are paid, the entire dividend will qualify for the 15% maximum federal income tax rate. A portion of the dividends paid by these Funds may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions, but the eligible portion will not exceed the aggregate dividends a Fund received from domestic corporations. However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax. The International Equity Fund's dividends most likely will not qualify for the maximum 15% rate or for the dividends-received deduction.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares. That gain or loss is generally treated as a short-term or long-term capital gain or loss, depending on how long the redeemed or exchanged shares were held. Any capital gain an individual shareholder recognizes through the year 2008 on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Distribution of Fund Shares
---------------------------

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allows the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. The Plan provides that each Fund will pay up to 0.25% per annum of the average daily net assets of the Service Class to the Manager (or another entity approved by the Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.



Portfolio Holdings

------------------

A complete listing of each Fund's holdings is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a list of holdings, go to www.americanbeaconfunds.com and select "Monthly Fund Holdings" under the "I want info on..." menu on the home page.


Delivery of Documents
--------------------

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.


Financial Highlights
--------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The report of Ernst & Young LLP, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.




--------------------------------------------------------------------------------
Prospectus                             27                 Additional Information

                                                                 BALANCED
                                                                   FUND-
                                                                  SERVICE
                                                                   CLASS
                                                                -----------
                                                                 MAY 31 TO
                                                                OCTOBER 31,
                                                                   2005
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                  -----------
Net asset value, beginning of period........................     $   13.96
                                                                 ---------
Income from investment operations:
    Net investment income(A)................................          0.09
    Net gains (losses) on securities (both realized and
     unrealized)............................................          0.11
                                                                 ---------
Total income (loss) from investment operations..............          0.20
                                                                 ---------
Less distributions:
    Dividends from net investment income....................            --
    Distributions from net realized gains on securities.....            --
                                                                 ---------
Total distributions.........................................            --
                                                                 ---------
Net asset value, end of period..............................     $   14.16
                                                                 =========
Total return................................................          1.43%(B)
                                                                 =========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................     $       1
    Ratios to average net assets (annualized):
        Expenses, net of waivers............................          1.09%(C)
        Expenses, before waivers............................        360.24%(C)
        Net investment income, net of waivers...............          1.52%(C)
        Net investment income (loss), before waivers........       (357.63)%(C)
    Portfolio turnover rate.................................            58%(D)


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.


(B) Not annualized.



(C) Annualized.



(D) Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.



                                                                 LARGE CAP
                                                                   VALUE
                                                                   FUND-
                                                                  SERVICE
                                                                   CLASS
                                                                -----------
                                                                 MAY 31 TO
                                                                OCTOBER 31,
                                                                   2005
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                  -----------
Net asset value, beginning of period........................      $ 19.33
                                                                  -------
Income from investment operations:
    Net investment income(A)................................         0.01
    Net gains (losses) on securities (both realized and
     unrealized)............................................         0.79
                                                                  -------
Total income (loss) from investment operations..............         0.80
                                                                  -------
Less distributions:
    Dividends from net investment income....................           --
    Distributions from net realized gains on securities.....           --
                                                                  -------
Total distributions.........................................           --
                                                                  -------
Net asset value, end of period..............................      $ 20.13
                                                                  =======
Total return................................................         4.14%(B)
                                                                  =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................      $11,604
    Ratios to average net assets (annualized):
        Expenses, net of waivers............................         1.14%(C)
        Expenses, before waivers............................         1.77%(C)
        Net investment income, net of waivers...............         1.72%(C)
        Net investment income, before waivers...............         1.09%(C)
    Portfolio turnover rate.................................           25%(D)


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.


(B) Not annualized.



(C) Annualized.



(D) Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.




--------------------------------------------------------------------------------
Additional Information                 28                             Prospectus

                                                                     SMALL CAP VALUE FUND-SERVICE CLASS
                                                              -------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,              MAY 1 TO
                                                              ---------------------------         OCTOBER 31,
                                                              2005(E)             2004(D)           2003(A)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------             -------        --------------
Net asset value, beginning of period........................  $ 18.49             $ 15.92          $   11.88
                                                              -------             -------          ---------
Income from investment operations:
    Net investment income (loss)............................     0.04                0.01                 --
    Net gains (losses) on securities (both realized and
     unrealized)............................................     2.23                3.00               4.04
                                                              -------             -------          ---------
Total income (loss) from investment operations..............     2.27                3.01               4.04
                                                              -------             -------          ---------
Less distributions:
    Dividends from net investment income....................    (0.05)                 --                 --
    Distributions from net realized gains on securities.....    (0.77)              (0.44)                --
                                                              -------             -------          ---------
Total distributions.........................................    (0.82)              (0.44)                --
                                                              -------             -------          ---------
Net asset value, end of period..............................  $ 19.94             $ 18.49          $   15.92
                                                              =======             =======          =========
Total return................................................    12.32%              19.24%             34.01%(B)
                                                              =======             =======          =========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $44,709             $11,828          $       1
    Ratios to average net assets (annualized):
        Expenses, net of waivers............................     1.40%               1.38%              1.49%(F)
        Expenses, before waivers............................     1.40%               1.69%          1,089.04%(F)
        Net investment income (loss), net of waivers........     0.12%               0.17%             (0.05)%(F)
        Net investment income (loss), before waivers........     0.12%              (0.14)%        (1,087.60)%(F)
    Portfolio turnover rate.................................       47%                 35%                75%(C)


(A) Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment advisor to the Small Cap Value Fund on September 18, 2003.

(B) Not annualized.

(C) Portfolio turnover rate is for the period November 1, 2002 through October 31, 2003.

(D) The Boston Company Asset Management, LLC was added as an investment advisor to the Small Cap Value Fund on September 27, 2004.


(E) Opus Capital Management, Inc. was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC, SSgA Funds Management, Inc. and Dreman Value Management, LLC were added as investment advisors on August 12, 2005.



(F) Annualized.




--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                                               INTERNATIONAL EQUITY FUND-SERVICE CLASS
                                                              ------------------------------------------
                                                              YEAR ENDED OCTOBER 31,          MAY 1 TO
                                                              -----------------------        OCTOBER 31,
                                                               2005           2004(B)          2003(E)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------          -------        -----------
------------------------------------------------------------
Net asset value, beginning of period........................  $18.24          $15.31         $    12.18
                                                              ------          ------         ----------
Income from investment operations:
    Net investment income(A D)..............................    0.37            0.30               0.09
    Net gains (losses) on securities (both realized and
     unrealized)(D).........................................    2.26            2.99               3.04
                                                              ------          ------         ----------
Total income (loss) from investment operations..............    2.63            3.29               3.13
                                                              ------          ------         ----------
Less distributions:
    Dividends from net investment income....................   (0.26)          (0.36)                --
    Distributions from net realized gains on securities.....      --              --                 --
                                                              ------          ------         ----------
Total distributions.........................................   (0.26)          (0.36)                --
                                                              ------          ------         ----------
Redemption fees added to beneficial interest................      --(H)           --(H)              --(H)
                                                              ------          ------         ----------
Net asset value, end of period..............................  $20.61          $18.24         $    15.31
                                                              ======          ======         ==========
Total return................................................   14.45%          21.88%             25.70%(F)
                                                              ======          ======         ==========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $2,987          $  739         $        1
    Ratios to average net assets (annualized):
        Expenses, net of waivers(D).........................    1.21%           1.27%              1.50%(I)
        Expenses, before waivers(D).........................    1.21%           6.26%          1,139.08%(I)
        Net investment income, net of waivers(D)............    1.70%           0.81%              1.33%(I)
        Net investment income (loss), before waivers(D).....    1.70%          (4.18)%        (1,136.25)%(I)
    Portfolio turnover rate(C)..............................      37%             36%                44%(G)


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.


(B) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.


(C) The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.


(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master International Equity Portfolio.


(E) Independence Investment LLC was removed as an investment advisor to the International Equity Fund on October 24, 2003.

(F) Not annualized.

(G) Portfolio turnover rate is for the period November 1, 2002 through October 31, 2003.

(H) Amount represents less than $0.01 per share.


(I) Annualized.




--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING 1-800-658-5811 OR YOU MAY ACCESS THEM ON THE FUNDS' WEBSITE AT WWW.AMERICANBEACONFUNDS.COM.


  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:



(TELEPHONE GRAPHIC)         (MAILBOX GRAPHIC)                   (KEYBOARD GRAPHIC)                      (MOUSE GRAPHIC)
   BY TELEPHONE:                BY MAIL:                            BY E-MAIL:                          ON THE INTERNET:
Call 1-800-658-5811       American Beacon Funds         american beacon.funds@ambeacon.com            Visit our website at
                     4151 Amon Carter Blvd., MD 2450                                              www.americanbeaconfunds.com
                          Fort Worth, TX 76155                                                Visit the SEC website at www.sec.gov



The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


FUND SERVICE PROVIDERS:


    CUSTODIAN                    TRANSFER AGENT               INDEPENDENT REGISTERED       DISTRIBUTOR
    STATE STREET BANK            BOSTON FINANCIAL             PUBLIC ACCOUNTING FIRM       FORESIDE FUND SERVICES
      AND TRUST                    DATA SERVICES              ERNST & YOUNG LLP            Portland, Maine
    Boston, Massachusetts        Kansas City, Missouri        Chicago, Illinois



                          (AMERICAN BEACON FUNDS LOGO)

                            SEC File Number 811-4984


American Beacon Funds is a service mark of AMR Corporation. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon International Equity Fund, and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.




--------------------------------------------------------------------------------

Additional Information                                                Prospectus

      (AMERICAN BEACON FUNDS LOGO)          (AMERICAN BEACON MILEAGE FUNDS LOGO)


            G U I D A N C E  |  V I S I O N  |  E X P E R I E N C E

                              (LIGHTHOUSE GRAPHIC)



               PROSPECTUS

               March 1, 2006


               PLATINUM CLASS

               AMERICAN BEACON FUNDS
               Money Market Fund
               Municipal Money Market Fund
               U.S. Government Money Market Fund

               AMERICAN BEACON MILEAGE FUNDS
               Money Market Mileage Fund
               Municipal Money Market Mileage Fund
               U.S. Government Money Market Mileage Fund

               AVAILABLE THROUGH

               (TD WATERHOUSE LOGO)
               TD WATERHOUSE INVESTOR SERVICES, INC., MEMBER NYSE/SIPC


               The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

     TABLE OF CONTENTS
--------------------------

    About the Funds
    Overview....................................................    3
    Investment Objective........................................    4
    Principal Strategies........................................    4
    Principal Risk Factors......................................    7
    Investor Profile............................................    8
    Historical Performance......................................    8
    Fees and Expenses...........................................   15
    Examples....................................................   16
    Portfolio Holdings..........................................   16
    The Manager.................................................   16
    Valuation of Shares.........................................   17
    About Your Investment
    Purchase and Redemption of Shares...........................   18
    Frequent Purchases and Redemptions..........................   22
    Distributions and Taxes.....................................   22
    AAdvantage(R) Miles.........................................   23
    Additional Information
    Distribution of Fund Shares.................................   26
    Master-Feeder Structure.....................................   26
    Portfolio Holdings..........................................   27
    Delivery of Documents.......................................   27
    Financial Highlights........................................   28
    Additional Information...............................  Back Cover


--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

ABOUT THE FUNDS
---------------

OVERVIEW

-------- The American Beacon Funds (the "Beacon Funds") and the American Beacon Mileage Funds (the "Mileage Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. The Manager is the sole investment advisor to the funds in this Prospectus.


                             The Beacon Funds and Mileage Funds in this
                             Prospectus (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (the "Master Trust"), formerly known as the AMR Investment Services Trust, that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".

                             Each shareholder of the Mileage Funds will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

Money Market Funds ("Taxable Funds")
-----------------------------------------
American Beacon Money Market Fund
American Beacon Money Market Mileage Fund

Municipal Money Market Funds ("Municipal Funds")
------------------------------------------------
American Beacon Municipal Money Market Fund
American Beacon Municipal Money Market Mileage Fund

U.S. Government Money Market Funds ("Government Funds")
-------------------------------------------------------
American Beacon U.S. Government Money Market Fund
American Beacon U.S. Government Money Market Mileage Fund
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE            Current income, liquidity and the maintenance of
--------------------            a stable price of $1.00 per share.
(All Funds)


PRINCIPAL STRATEGIES            Each Taxable Fund invests exclusively in high
--------------------            quality variable or fixed rate, U.S.
(Taxable Funds)                 dollar-denominated short-term money market
                                instruments. These securities may include
                                obligations of the U.S. Government, its agencies
                                and instrumentalities (some of which are not
                                backed by the full faith and credit of the U.S.
                                Government); corporate debt securities, such as
                                commercial paper, master demand notes, loan
                                participation interests, medium-term notes and
                                funding agreements; Yankeedollar and Eurodollar
                                bank certificates of deposit, time deposits, and
                                bankers' acceptances; asset-backed securities;
                                and repurchase agreements involving the
                                foregoing obligations.

                                Each Taxable Fund will only buy securities with the following credit qualities:

                                - rated in the highest short-term categories by
                                  two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,
                                - rated in the highest short-term category by
                                  one rating organization if the securities are rated only by one rating organization, or


--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

                             Each Taxable Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, a Taxable Fund may not maintain this concentration.

                             Securities purchased by each Taxable Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Taxable Fund will not exceed 90 days.

(Municipal Funds)            Under normal market conditions, each Municipal Fund
                             invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by each Municipal Fund will be guaranteed by the U.S.
                             Government, its agencies, or instrumentalities
                             (although not necessarily backed by the full faith and credit of the U.S. Government); secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

                             Each Municipal Fund will only buy securities with the following credit qualities:

                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

                             Securities purchased by each Municipal Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Municipal Fund will not exceed 90 days.

(Government Funds)           Each Government Fund invests exclusively in
                             obligations issued or guaranteed by the U.S.
                             Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

                             Ordinarily, each Government Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. Each Government Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

                             Securities purchased by each Government Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Government Fund will not exceed 90 days.

                             Each Government Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If a Government Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


PRINCIPAL RISK FACTORS       - The yield paid by each Fund is subject to
----------------------         changes in interest rates. As a result, there
(All Funds)                    is risk that a decline in short-term interest
                               rates would lower its yield and the overall
                               return on your investment.

                             - Although each Fund seeks to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                             - As with any money market fund, there is the risk
                               that the issuers or guarantors of securities owned by each Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from each Fund.

                             Your investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

(Taxable Funds)              - Because the Taxable Funds concentrate their
                               assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Taxable Funds.

                             - The yield paid by each Taxable Fund may be
                               affected by the Manager's decisions regarding the Taxable Funds' average dollar-weighted maturity. If the Manager sets the Taxable Funds' maturity target in a man-

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds
                               ner that does not correlate with the movement of interest rate trends, a Taxable Fund's yield could be less than other money market funds.


INVESTOR PROFILE             All of the Funds may be suitable for investors
--------------------         who:
(All Funds)                  - seek the preservation of capital and to avoid
                               fluctuations in principal,

                             - desire regular, monthly income from a highly
                               liquid investment,

                             - require a short-term investment vehicle for cash
                               when making long-term investment decisions, or

                             - seek a rate of return that is potentially higher
                               than certificates of deposit or savings accounts.

(Municipal Funds)            The Municipal Funds may be suitable for investors
                             who:

                             - desire regular, monthly income that is generally
                               exempt from Federal income tax or

                             - seek an after-tax rate of return that is
                               potentially higher than certificates of deposit or savings accounts.

(Mileage Funds)              The Mileage Funds may be suitable for investors who
                             desire to receive miles in the American Airlines
                             AAdvantage program.

HISTORICAL PERFORMANCE
----------------------       The bar charts and tables below provide an
                             indication of risk by showing how each Fund's performance has varied from year to year. Neither the bar charts nor the performance tables that follow are intended to indicate how the Funds will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.americanbeaconfunds.com to obtain each Fund's current seven-day yield.


--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

American Beacon

Money Market Fund (sm)

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................  4.77%
97..........................................................  4.90%
98..........................................................  4.82%
99..........................................................  4.41%
00..........................................................  5.69%
01..........................................................  3.45%
02..........................................................  0.98%
03..........................................................  0.25%
04..........................................................  0.46%
05..........................................................  2.33%



Highest Quarterly Return:                     1.48%
  (1/1/96 through 12/31/05)             (3rd Quarter 2000)
Lowest Quarterly Return:                      0.03%
  (1/1/96 through 12/31/05)    (4th Quarter 2003, 2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET FUND..........................................  2.33%      1.49%      3.19%



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

American Beacon
Money Market Mileage
Fund(sm) The Platinum Class of the Fund began offering its shares on January 29, 1996. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on November 1, 1995. In the chart and tables below, performance results prior to January 29, 1996 are for the older class. Because the other class had lower expenses, its performance was better than the PlatinumClass of the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................    4.65%
97..........................................................    4.74%
98..........................................................    4.67%
99..........................................................    4.30%
00..........................................................    5.57%
01..........................................................    3.32%
02..........................................................    0.81%
03..........................................................    0.12%
04..........................................................    0.32%
05..........................................................    2.14%



Highest Quarterly Return:                         1.45%
  (1/1/96 through 12/31/05)                 (3rd Quarter 2000)
Lowest Quarterly Return:                          0.01%
  (1/1/96 through 12/31/05)  (3rd & 4th Quarter 2003, 1st & 2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET MILEAGE FUND..................................  2.14%      1.33%      3.04%



--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

American Beacon
Municipal Money Market
Fund(sm)

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................  2.78%
97..........................................................  2.83%
98..........................................................  2.64%
99..........................................................  2.34%
00..........................................................  3.21%
01..........................................................  1.82%
02..........................................................  0.51%
03..........................................................  0.20%
04..........................................................  0.31%
05..........................................................  1.49%



Highest Quarterly Return:                        0.86%
  (1/1/96 through 12/31/05)                (4th Quarter 2000)
Lowest Quarterly Return:                         0.03%
  (1/1/96 through 12/31/05)    (3rd Quarter 2003, 1st & 2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MUNICIPAL MONEY MARKET FUND................................  1.49%      0.86%      1.81%



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

American Beacon
Municipal Money Market
Mileage Fund(sm)             The Platinum Class of the Fund began offering its
                             shares on November 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on November 1, 1995. In the chart and table below, performance results prior to November 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................  3.09%
97..........................................................  3.23%
98..........................................................  3.06%
99..........................................................  2.69%
00..........................................................  3.05%
01..........................................................  1.72%
02..........................................................  0.35%
03..........................................................  0.07%
04..........................................................  0.19%
05..........................................................  1.28%



Highest Quarterly Return:                           0.86%
  (1/1/96 through 12/31/05)                   (2nd Quarter 1997)
Lowest Quarterly Return:                            0.01%
  (1/1/96 through 12/31/05)    (3rd & 4th Quarter 2003, 1st & 2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MUNICIPAL MONEY MARKET MILEAGE FUND........................  1.28%      0.72%      1.86%



--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

American Beacon

U.S. Government Money
Market Fund(sm)

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................    4.51%
97..........................................................    4.65%
98..........................................................    4.62%
99..........................................................    4.20%
00..........................................................    5.53%
01..........................................................    3.37%
02..........................................................    0.90%
03..........................................................    0.24%
04..........................................................    0.42%
05..........................................................    2.30%



Highest Quarterly Return:                        1.44%
  (1/1/96 through 12/31/05)                (3rd Quarter 2000)
Lowest Quarterly Return:                         0.03%
  (1/1/96 through 12/31/05)    (4th Quarter 2003, 1st & 2nd Quarter 2004)



                                                            AVERAGE ANNUAL TOTAL RETURN
                                                           -----------------------------
                                                                  AS OF 12/31/05
                                                           -----------------------------
                                                           1 YEAR    5 YEARS    10 YEARS
                                                           ------    -------    --------
U.S. GOVERNMENT MONEY MARKET FUND........................  2.30%      1.44%      3.06%



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

American Beacon
U.S. Government Money
Market Mileage Fund(sm)      The Platinum Class of the Fund began offering its
                             shares on November 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on November 1, 1995. In the chart and table below, performance results prior to November 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................    4.91%
97..........................................................    5.04%
98..........................................................    5.04%
99..........................................................    4.55%
00..........................................................    5.47%
01..........................................................    3.22%
02..........................................................    0.69%
03..........................................................    0.09%
04..........................................................    0.29%
05..........................................................    2.09%



Highest Quarterly Return:                        1.42%
  (1/1/96 through 12/31/05)                (3rd Quarter 2000)
Lowest Quarterly Return:                         0.01%
  (1/1/96 through 12/31/05)    (3rd & 4th Quarter 2003, 2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND..................   2.09%     1.27%       3.12%



--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

FEES AND EXPENSES
-----------------            This table describes the fees and expenses that you
                             may pay if you buy and hold shares of each Fund.
                             The expense table and the Examples below reflect the expenses of each Fund and its corresponding portfolio of the Master Trust.


                                                                                                U.S.
                                                                    MUNICIPAL      U.S.      GOVERNMENT
                                               MONEY    MUNICIPAL     MONEY     GOVERNMENT     MONEY
                                     MONEY    MARKET      MONEY      MARKET       MONEY        MARKET
                                     MARKET   MILEAGE    MARKET      MILEAGE      MARKET      MILEAGE
                                     ------   -------   ---------   ---------   ----------   ----------
Management Fees....................  0.10%     0.10%      0.10%       0.10%       0.10%        0.10%
Distribution (12b-1) Fees..........  0.25%     0.25%      0.25%       0.25%       0.25%        0.25%
Other Expenses.....................  0.71%     0.84%      1.20%       0.97%       0.90%        1.13%
                                     -----     -----      -----       -----       -----        -----
Total Annual Fund Operating
  Expenses.........................  1.06%     1.19%      1.55%       1.32%       1.25%        1.48%
                                     =====     =====      =====       =====       =====        =====
Fee Waiver and/or Expense
  Reimbursement....................   0.07(1)     --      0.56%(1)    0.12%(2)    0.26%(1)     0.28%(2)
Net Expenses.......................  0.99%     1.19%      0.99%       1.20%       0.99%        1.20%



(1) The Manager has contractually agreed to waive Distribution Fees and reimburse the Fund for Other Expenses through February 28, 2007 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.99%. The contractual fee waiver can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.99%. The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



(2) The Manager has contractually agreed to waive Distribution Fees and reimburse the Fund for Other Expenses through February 28, 2007 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.20%. The contractual fee waiver can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 1.20%. The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

EXAMPLES
-------- These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
                              Money Market*...........................   $101     $330      $578      $1,288
                              Money Market Mileage....................   $121     $378      $654      $1,443
                              Municipal Money Market*.................   $101     $435      $792      $1,798
                              Municipal Money Market Mileage*.........   $122     $406      $712      $1,580
                              U.S. Government Money Market*...........   $101     $371      $661      $1,488
                              U.S. Government Money Market Mileage*...   $122     $440      $781      $1,744



                             * The Manager has contractually agreed to waive
                               fees and reimburse expenses only through February 28, 2007. Therefore, net expenses are used to calculate the costs in the first year, and total fund expenses are used to calculate costs in the remaining nine years.


PORTFOLIO HOLDINGS
-------- A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.



THE MANAGER
-----------                  The Funds have retained American Beacon Advisors,
                             Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth,
                             Texas 76155, is a wholly owned subsidiary of AMR
                             Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2005, the Manager had approximately $42.7 billion of assets under management, including approximately $18.7 billion under active management and $24.0 billion as named fiduciary or financial advisor. Approximately


--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

                             $22.6 billion of the Manager's total assets under management were related to AMR Corporation.



                             The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment advisor to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund. A discussion of the Board's consideration and approval of the Management Agreement between the Funds and the Manager will be available in the Funds' semi-annual report dated June 30, 2006.


                             The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

                             The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisors without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the Beacon Funds, the Mileage Funds and the Master Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisors are retained or the contract with the Manager is terminated.

VALUATION OF SHARES
-------------------          The price of each Fund's shares is based on its net
                             asset value ("NAV") per share. Each Fund's NAV is computed

--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds
                             by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share.

                             The NAV of Platinum Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Except for the Municipal Funds, each Fund's NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange ("Exchange") is open for business. The NAV per share for each Municipal Fund is typically determined as of 11:45 a.m. Eastern Time, on each day on which the Exchange is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are closed and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

ABOUT YOUR INVESTMENT
---------------------
PURCHASE AND REDEMPTION OF SHARES
---------------------------------

Eligibility                  Platinum Class shares are offered on a continuous
                             basis at net asset value through selected financial institutions (such as banks and broker-dealers).
                             Shares of the Mileage Funds are offered only to individuals and certain grantor trusts. Qualified retirement plans (such as IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.

Opening an Account           A completed, signed application is required to open
                             an account. Financial institutions may have different procedures for opening an account.
                             Eligible investors in the Mileage Funds can enroll in the American Airlines AAdvantage Program by calling 1-800-882-8880 or by



--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus
                             visiting www.aa.com/aadvantage/. You may request a Fund application form by calling 1-800-934-4448.

                             To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your financial institution will ask for your name, address, date of birth, and other information that will allow it to identify you. Your financial institution is required by law to reject your new account application if the required identifying information is not provided.

                             Complete the application, sign it and:

                                                  Mail to:
                                    TD Waterhouse Investor Services, Inc.
                                                P.O. Box 2630
                                         Jersey City, NJ 07303-2630

Purchase Policies            Shares of the Funds are offered and purchase orders
                             are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, a Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

                                                                    PURCHASE ORDER DEADLINE
                               FUND                                     (EASTERN TIME)*
                               ----                                 -----------------------
                               Taxable and
                                 Government Funds                          5:00 p.m.
                               Municipal Funds                            11:45 a.m.



                                   *or such other time as may be designated by the Fund

                             If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to


--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment
                             purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. No sales charges are assessed on the purchase or sale of Fund shares.

Redemption Policies          Shares of any Fund may be redeemed by telephone or
                             mail on any day that the Fund is open for business.
                             The redemption price will be the NAV next determined after a redemption request is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. Wire proceeds from redemption requests received by the following deadlines or by the close of the Exchange (whichever comes first) are generally transmitted to shareholders on the same day.

                                                                        SAME DAY
                                                                    PROCEEDS DEADLINE
                               FUND                                  (EASTERN TIME)
                               ----                                 -----------------
                               Taxable and
                                 Government Funds                       3:00 p.m.
                               Municipal Funds                         11:45 a.m.




                             In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the funds have cleared, which may take up to 15 days.

                             The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

                             Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding


--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus
                             portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.

General Policies             If a shareholder's account balance in any Fund
                             falls below $1,000, the shareholder may be asked to increase the balance. If the account balance remains below $1,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

                             A STAMP 2000 Medallion signature guarantee may be required in order to change an account's registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

                             The following policies apply to instructions you may provide to the Funds by telephone:

                             - The Funds, their officers, trustees, employees,
                               or agents are not responsible for the
                               authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

                             - The Funds employ procedures reasonably designed
                               to confirm that instructions communicated by telephone are genuine.

                             - Due to the volume of calls or other unusual
                               circumstances, telephone redemptions may be difficult to implement during certain time periods.

                             The Funds reserve the right to:

                             - liquidate a shareholder's account at the current
                               day's NAV and remit proceeds via check if the financial institution is unable to verify the shareholder's identity within three business days of account opening,

                             - modify or terminate the exchange privilege at any
                               time, and

                             - seek reimbursement from the shareholder for any
                               related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment

                             The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary or its designee.



                             Financial intermediaries may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial intermediaries may be subject to transaction fees. Financial intermediaries offering Platinum Class shares may impose fees on investors for check writing privileges or, if approved by the Funds, establish variations on minimum check amounts. Some intermediaries may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.


FREQUENT PURCHASES AND
REDEMPTIONS
-----------------------      The Funds are intended to serve as short-term
                             investment vehicles providing daily liquidity to shareholders. As such, the Boards have determined not to adopt policies to deter short-term trading of Fund shares. The Manager attempts to maintain sufficient liquidity for each Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing a Fund to underperform other similar money market funds.

DISTRIBUTIONS AND TAXES
-----------------------      The Funds distribute most or all of their net
                             earnings in the form of dividends from net investment income, which are declared daily and paid monthly, and distributions of realized net capital gains, if any. Except for "exempt-interest dividends" (see below) paid by the



--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus

                             Municipal Funds, dividends and distributions of net realized gains are taxable as ordinary income; none of the Funds' distributions are expected to be eligible for the 15% maximum federal income tax rate applicable to individual shareholders' "qualified dividend income" or net capital gains or for the dividends-received deduction available to corporations. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions declared in each month are paid to shareholders on the first business day of the following month.

                             Each Municipal Fund expects to designate most of its distributions as "exempt-interest dividends," which a shareholder may exclude from gross income. If a Municipal Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If a Municipal Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on each Municipal Fund's exempt-interest income by state.

                             This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.

AADVANTAGE(R) MILES
-------------------          The AAdvantage program offers its members the
                             opportunity to obtain upgrades and travel awards on American Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the



--------------------------------------------------------------------------------

Prospectus                             23                  About Your Investment

                             AAdvantage program, call American Airlines at 1-800-882-8880 or visit www.aa.com/aadvantage/.


                             AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements. You may request mileage credit for past, eligible transactions up to 12 months from the transaction date. Transactions prior to your enrollment in the AAdvantage program are not eligible for mileage credit.


                             For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their own legal and tax advisors as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Mileage Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

                             The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calcu-



--------------------------------------------------------------------------------

About Your Investment                  24                             Prospectus
                             lation at any time upon notice to Mileage Fund shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.



--------------------------------------------------------------------------------

Prospectus                             25                  About Your Investment

ADDITIONAL INFORMATION
----------------------
DISTRIBUTION OF
FUND SHARES
---------------              The Beacon Funds and Mileage Funds have each
                             adopted a Distribution Plan for the Platinum Class
                             (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds'
                             Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The
                             Plans provide that each Platinum Class Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.

MASTER-FEEDER STRUCTURE
-----------------------      The Funds operate under a master-feeder structure.
                             This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The
                             "master" fund purchases securities for investment.
                             The master-feeder structure works as follows:

                                       (MASTER-FEEDER STRUCTURE GRAPH)

                             Each Fund can withdraw its investment in its corresponding portfolio at any time if the applicable Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is

--------------------------------------------------------------------------------

Additional Information                 26                             Prospectus
                             not approved by the shareholders of its
                             corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

PORTFOLIO HOLDINGS
-----------------------      A complete listing of holdings for each Fund's
                             corresponding portfolio is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a list of holdings, go to www.americanbeaconfunds.com and select "Monthly
                             Fund Holdings" under the "I want info on . . . " menu on the home page.

DELIVERY OF DOCUMENTS
-----------------------      If you invest in the Funds through a financial
                             institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual
                             Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

                             To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information

FINANCIAL HIGHLIGHTS
--------------------         The financial highlights tables are intended to
                             help you understand each Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in each Fund's table represent the rate that an investor would have earned on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.


                                                                            MONEY MARKET FUND
                                                    -----------------------------------------------------------------
                                                                             PLATINUM CLASS
                                                    -----------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------
FOR A SHARE OUTSTANDING                              2005          2004          2003           2002           2001
THROUGHOUT THE PERIOD:                              -------       -------       -------       --------       --------
Net asset value, beginning of period..............  $  1.00       $  1.00       $  1.00       $   1.00       $   1.00
                                                    -------       -------       -------       --------       --------
Income from investment operations:
 Net investment income(A).........................     0.02            --(B)         --(B)        0.01           0.03
 Net realized gain on investments.................       --(B)         --(B)         --(B)          --(B)          --(B)
                                                    -------       -------       -------       --------       --------
Total income from investment operations...........     0.02            --            --           0.01           0.03
                                                    -------       -------       -------       --------       --------
Less distributions:
 Dividends from net investment income.............    (0.02)           --(B)         --(B)       (0.01)         (0.03)
 Distributions from net realized gain on
   investments....................................       --(B)         --(B)         --(B)          --(B)          --(B)
                                                    -------       -------       -------       --------       --------
Total distributions...............................    (0.02)           --            --          (0.01)         (0.03)
                                                    -------       -------       -------       --------       --------
Net asset value, end of period....................  $  1.00       $  1.00       $  1.00       $   1.00       $   1.00
                                                    =======       =======       =======       ========       ========
Total return......................................     2.33%         0.46%         0.25%          0.98%          3.45%
                                                    =======       =======       =======       ========       ========
Ratios and supplemental data:
 Net assets, end of period (in thousands).........  $40,488       $44,958       $48,920       $913,240       $868,395
 Ratios to average net assets (annualized)(A):
   Expenses, net of waivers.......................     0.99%         0.99%         0.96%          0.93%          0.93%
   Expenses, before waivers.......................     1.06%         1.06%         1.09%          0.94%          0.93%
   Net investment income, net of waivers..........     2.27%         0.43%         0.38%          0.97%          3.36%
   Net investment income, before waivers..........     2.20%         0.36%         0.25%          0.96%          3.36%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.


(B) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                                         MONEY MARKET MILEAGE FUND
                                                    --------------------------------------------------------------------
                                                                               PLATINUM CLASS
                                                    --------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               2005           2004           2003           2002           2001
THROUGHOUT THE PERIOD:                              --------       --------       --------       --------       --------
Net asset value, beginning of period..............  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                    --------       --------       --------       --------       --------
Income from investment operations:
 Net investment income(A).........................      0.02             --(B)          --(B)        0.01           0.03
 Net realized gain on investments.................        --(B)          --(B)          --(B)          --(B)          --(B)
                                                    --------       --------       --------       --------       --------
Total income from investment operations...........      0.02             --             --           0.01           0.03
                                                    --------       --------       --------       --------       --------
Less distributions:
 Dividends from net investment income.............     (0.02)            --(B)          --(B)       (0.01)         (0.03)
 Distributions from net realized gain on
   investments....................................        --(B)          --(B)          --(B)          --(B)          --(B)
                                                    --------       --------       --------       --------       --------
Total distributions...............................     (0.02)            --             --          (0.01)         (0.03)
                                                    --------       --------       --------       --------       --------
Net asset value, end of period....................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                    ========       ========       ========       ========       ========
Total return......................................      2.14%          0.32%          0.12%          0.81%          3.32%
                                                    ========       ========       ========       ========       ========
Ratios and supplemental data:
 Net assets, end of period (in thousands).........  $349,488       $397,461       $431,524       $554,242       $678,026
 Ratios to average net assets (annualized)(A):
   Expenses, net of waivers.......................      1.18%          1.12%          1.12%          1.10%          1.06%
   Expenses, before waivers.......................      1.19%          1.18%          1.16%          1.10%          1.06%
   Net investment income, net of waivers..........      2.09%          0.30%          0.13%          0.82%          3.26%
   Net investment income, before waivers..........      2.08%          0.24%          0.09%          0.82%          3.26%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.


(B) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                                                    MUNICIPAL MONEY MARKET FUND
                                                    ------------------------------------------------------------
                                                                           PLATINUM CLASS
                                                    ------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------
FOR A SHARE OUTSTANDING                              2005         2004         2003         2002          2001
THROUGHOUT THE PERIOD:                              ------       ------       ------       -------       -------
Net asset value, beginning of period..............  $ 1.00       $ 1.00       $ 1.00       $  1.00       $  1.00
                                                    ------       ------       ------       -------       -------
 Net investment income(A).........................    0.02           --(B)        --(B)         --(B)       0.02
 Less dividends from net investment income........   (0.02)          --(B)        --(B)         --(B)      (0.02)
                                                    ------       ------       ------       -------       -------
Net asset value, end of period....................  $ 1.00       $ 1.00       $ 1.00       $  1.00       $  1.00
                                                    ======       ======       ======       =======       =======
Total return......................................    1.49%        0.31%        0.20%         0.51%         1.82%
                                                    ======       ======       ======       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in thousands).........  $2,766       $3,472       $3,271       $71,132       $59,427
 Ratios to average net assets (annualized)(A):
   Expenses, net of waivers.......................    0.99%        0.97%        1.01%         0.99%         1.00%
   Expenses, before waivers.......................    1.55%        1.58%        1.35%         1.01%         1.00%
   Net investment income, net of waivers..........    1.51%        0.29%        0.21%         0.52%         1.87%
   Net investment income (loss), before waivers...    0.95%       (0.32)%      (0.13)%        0.50%         1.87%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Municipal Money Market Portfolio.


(B) Amount is less than $0.01 per share.


                                                               MUNICIPAL MONEY MARKET MILEAGE FUND
                                                    ----------------------------------------------------------
                                                                          PLATINUM CLASS
                                                    ----------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------
FOR A SHARE OUTSTANDING                              2005         2004         2003         2002         2001
THROUGHOUT THE PERIOD:                              ------       ------       ------       ------       ------
Net asset value, beginning of period..............  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                    ------       ------       ------       ------       ------
  Net investment income(A)........................    0.01           --(B)        --(B)        --(B)      0.02
  Less dividends from net investment income.......   (0.01)          --(B)        --(B)        --(B)     (0.02)
                                                    ------       ------       ------       ------       ------
Net asset value, end of period....................  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                    ======       ======       ======       ======       ======
Total return......................................    1.28%        0.19%        0.07%        0.35%        1.72%
                                                    ======       ======       ======       ======       ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)........  $4,257       $4,946       $7,898       $7,517       $8,464
  Ratios to average net assets (annualized)(A):
    Expenses, net of waivers......................    1.20%        1.08%        1.09%        1.16%        1.10%
    Expenses, before waivers......................    1.32%        1.25%        1.22%        1.23%        1.23%
    Net investment income, net of waivers.........    1.23%        0.17%        0.07%        0.34%        1.72%
    Net investment income (loss), before
      waivers.....................................    1.11%        0.00%       (0.06)%       0.27%        1.59%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Municipal Money Market Portfolio.


(B) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus

                                                                  U.S. GOVERNMENT MONEY MARKET FUND
                                                    --------------------------------------------------------------
                                                                            PLATINUM CLASS
                                                    --------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
FOR A SHARE OUTSTANDING                              2005         2004         2003          2002           2001
THROUGHOUT THE PERIOD:                              ------       ------       ------       --------       --------
Net asset value, beginning of period..............  $ 1.00       $ 1.00       $ 1.00       $   1.00       $   1.00
                                                    ------       ------       ------       --------       --------
Income from investment operations:
 Net investment income(A).........................    0.02           --(B)        --(B)        0.01           0.03
 Net realized gain on investments.................      --(B)        --(B)        --(B)          --(B)          --(B)
                                                    ------       ------       ------       --------       --------
Total income from investment operations...........    0.02           --           --           0.01           0.03
                                                    ------       ------       ------       --------       --------
Less distributions:
 Dividends from net investment income.............   (0.02)          --(B)        --(B)       (0.01)         (0.03)
 Distributions from net realized gain on
   investments....................................      --(B)        --(B)        --(B)          --(B)          --(B)
                                                    ------       ------       ------       --------       --------
Total distributions...............................   (0.02)          --           --          (0.01)         (0.03)
                                                    ------       ------       ------       --------       --------
Net asset value, end of period....................  $ 1.00       $ 1.00       $ 1.00       $   1.00       $   1.00
                                                    ======       ======       ======       ========       ========
Total return......................................    2.30%        0.42%        0.24%          0.90%          3.37%
                                                    ======       ======       ======       ========       ========
Ratios and supplemental data:
 Net assets, end of period (in thousands).........  $3,915       $6,615       $6,752       $119,833       $112,670
 Ratios to average net assets (annualized)(A):
   Expenses, net of waivers.......................    0.99%        0.98%        1.00%          0.95%          0.95%
   Expenses, before waivers.......................    1.25%        1.15%        1.20%          0.98%          0.95%
   Net investment income, net of waivers..........    2.19%        0.40%        0.31%          0.88%          3.20%
   Net investment income, before waivers..........    1.93%        0.23%        0.11%          0.85%          3.20%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.


(B) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information

                                                              U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
                                                     -----------------------------------------------------------
                                                                           PLATINUM CLASS
                                                     -----------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------------------------
FOR A SHARE OUTSTANDING                               2005         2004         2003         2002         2001
THROUGHOUT THE PERIOD:                               ------       ------       ------       ------       -------
Net asset value, beginning of period...............  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $  1.00
                                                     ------       ------       ------       ------       -------
Income from investment operations:
  Net investment income(A).........................    0.02           --(B)        --(B)      0.01          0.03
  Net realized gain on investments.................      --(B)        --(B)        --(B)        --(B)         --(B)
                                                     ------       ------       ------       ------       -------
Total income from investment operations............    0.02           --           --         0.01          0.03
                                                     ------       ------       ------       ------       -------
Less distributions:
  Dividends from net investment income.............   (0.02)          --(B)        --(B)     (0.01)        (0.03)
  Distributions from net realized gain on
    investments....................................      --(B)        --(B)        --(B)        --(B)         --(B)
                                                     ------       ------       ------       ------       -------
Total distributions................................   (0.02)          --           --        (0.01)        (0.03)
                                                     ------       ------       ------       ------       -------
Net asset value, end of period.....................  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $  1.00
                                                     ======       ======       ======       ======       =======
Total return.......................................    2.09%        0.29%        0.09%        0.69%         3.22%
                                                     ======       ======       ======       ======       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands).........  $3,961       $4,369       $4,681       $7,405       $16,903
  Ratios to average net assets (annualized)(A):
    Expenses, net of waivers.......................    1.20%        1.12%        1.14%        1.15%         1.10%
    Expenses, before waivers.......................    1.48%        1.30%        1.31%        1.21%         1.18%
    Net investment income, net of waivers..........    2.04%        0.26%        0.09%        0.74%         3.11%
    Net investment income (loss), before waivers...    1.76%        0.08%       (0.08)%       0.68%         3.03%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.


(B) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 32                             Prospectus

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING 1-800-934-4448 OR YOU MAY ACCESS THEM ON THE FUNDS' WEBSITE AT WWW.AMERICANBEACONFUNDS.COM.

  ANNUAL REPORT/SEMI-ANNUAL REPORT       STATEMENT OF ADDITIONAL INFORMATION
  The Funds' Annual and Semi-Annual      The SAI contains more details about
  Reports list the Funds' actual         the Funds and their investment
  investments as of the report's date.   policies. The SAI is incorporated in
  They also include a discussion by the  this Prospectus by reference (it is
  Manager of market conditions and       legally part of this Prospectus). A
  investment strategies that             current SAI is on file with the
  significantly affected the Funds'      Securities and Exchange Commission
  performance. The report of the Funds'  (SEC).
  independent auditors is included in
  the Annual Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


          (TELEPHONE GRAPHIC)                        (MAILBOX GRAPHIC)
             BY TELEPHONE:                                BY MAIL:
          Call 1-800-934-4448              TD Waterhouse Investor Services, Inc.
                                                       P.O. Box 2630
                                                 Jersey City, NJ 07303-2630

           (KEYBOARD GRAPHIC)                         (MOUSE GRAPHIC)
               BY E-MAIL:                             ON THE INTERNET:
  american _ beacon.funds@ambeacon.com          Visit the Funds' website at
                                                www.americanbeaconfunds.com
                                               Visit TD Waterhouse's website
                                                  at www.tdwaterhouse.com
                                            Visit the SEC website at www.sec.gov


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


                               Available through
                       1-800-934-4448 - tdwaterhouse.com

                              (TD WATERHOUSE LOGO)
            TD WATERHOUSE INVESTOR SERVICES, INC., MEMBER NYSE/SIPC


      (AMERICAN BEACON FUNDS LOGO)          (AMERICAN BEACON MILEAGE FUNDS LOGO)



        SEC File Number 811-4984                  SEC File Number 811-9018



American Airlines, Inc. is not responsible for investments made in the American Beacon Funds or the American Beacon Mileage Funds. American Beacon Funds and American Beacon Mileage Funds are service marks of AMR Corporation. Platinum Class, American Beacon Money Market Fund, American Beacon Municipal Money Market Fund, American Beacon U.S. Government Money Market Fund, American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund and American Beacon U.S. Government Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.




--------------------------------------------------------------------------------

Additional Information                                                Prospectus

                          [AMERICAN BEACON FUNDS LOGO]


            G U I D A N C E  |  V I S I O N  |  E X P E R I E N C E

                              (LIGHTHOUSE GRAPHIC)




               PROSPECTUS
               March 1, 2006



               CASH MANAGEMENT CLASS
               Money Market Fund
               U.S. Government Money Market Fund


                              (COMPASS GRAPHIC)


               The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of the Funds. To state otherwise is a criminal offense.

     TABLE OF CONTENTS

    About the Funds

    Overview....................................................    2
      Money Market Fund.........................................    3
      U.S. Government Money Market Fund.........................    8
    The Manager.................................................   13
    Valuation of Shares.........................................   14

    About Your Investment

    Purchase and Redemption of Shares...........................   15
    Frequent Purchases and Redemptions..........................   20
    Distributions and Taxes.....................................   20

    Additional Information

    Distribution of Fund Shares.................................   21
    Master-Feeder Structure.....................................   21
    Portfolio Holdings..........................................   22
    Delivery of Documents.......................................   22
    Financial Highlights........................................   22
    Additional Information.................................Back Cover



ABOUT THE FUNDS
--------------------------------------------------------------------------------


Overview
--------


The American Beacon Money Market Fund and the American Beacon U.S. Government Money Market Fund (the "Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. The Manager is the sole investment advisor to the Funds.


The Funds operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (the "Master Trust"), formerly known as the AMR Investment Services Trust, that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON

MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

- The yield paid by the Fund may be affected by the Manager's decisions regarding the Fund's average dollar-weighted maturity. If the Manager sets the Fund's maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund's yield could be less than other money market funds.
Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Cash Management Class of the Fund began offering its shares on December 1, 2001. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on September 1, 1987. In the chart and table below, performance results prior to December 1, 2001 are for the older class. Because the other class had moderately higher expenses, its performance was slightly worse than the Cash Management Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform


--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

in the future. Investors may call 1-800-658-5811 or visit the Funds' website at www.americanbeaconfunds.com to obtain the Fund's current seven-day yield.


                       (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................   5.50%
97..........................................................   5.64%
98..........................................................   5.56%
99..........................................................   5.18%
00..........................................................   6.45%
01..........................................................   4.16%
02..........................................................   1.73%
03..........................................................   1.08%
04..........................................................   1.30%
05..........................................................   3.19%



Highest Quarterly Return:               1.65%
  (1/1/96 through 12/31/05)    (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                0.24%
  (1/1/96 through 12/31/05)       (2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET FUND..........................................  3.19%      2.29%      3.96%



--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


Management Fees........................................  0.10%
Distribution (12b-1) Fees..............................  0.00
Other Expenses.........................................  0.13
                                                         ----
Total Annual Fund Operating Expenses...................  0.23%
                                                         ====
Expense Reimbursement..................................  0.08(2)
NET EXPENSES...........................................  0.15%(3)


(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.


(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 0.15%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.15%.



(3) The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................................   $15
3 YEARS.................................................   $66
5 YEARS.................................................  $121
10 YEARS................................................  $285


Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON

U.S. GOVERNMENT
MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the Master Trust.

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON

U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

The Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. Investors may call 1-800-658-5811 or visit the Funds' website at www.americanbeaconfunds.com to obtain the Fund's current seven-day yield.


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN BEACON

U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------




                       (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

96..........................................................   5.23%
97..........................................................   5.41%
98..........................................................   5.40%
99..........................................................   5.06%
00..........................................................   6.31%
01..........................................................   4.09%
02..........................................................   1.67%
03..........................................................   1.04%
04..........................................................   1.22%
05..........................................................   3.12%



Highest Quarterly Return:               1.62%
  (1/1/96 through 12/31/05)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.22%
  (1/1/96 through 12/31/05)       (2nd Quarter 2004)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/05
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
U.S. GOVERNMENT MONEY MARKET FUND..........................  3.12%      2.22%      3.84%



--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON

U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


Management Fees......................................  0.10%
Distribution (12b-1) Fees............................  0.00
Other Expenses.......................................  0.28
                                                       ----
Total Annual Fund Operating Expenses.................  0.38%
                                                       ====
Expense Reimbursement................................  0.19(2)
NET EXPENSES.........................................  0.19%(3)


(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the Master Trust.


(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through February 28, 2007 to the extent that Total Annual Fund Operating Expenses exceed 0.19%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.19%.



(3) The contractual expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses.



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON

U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through February 28, 2007, Net Expenses were used to calculate the cost for year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................................   $19
3 YEARS.................................................  $103
5 YEARS.................................................  $194
10 YEARS................................................  $462




Portfolio Holdings
------------------

A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, which you may access on the Funds' website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

The Manager
-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2005, the Manager had approximately $42.7 billion of assets under management, including approximately $18.7 billion under active management and $24.0 billion as named fiduciary or financial advisor. Approximately $22.6 billion of the Manager's total assets under management were related to AMR Corporation.



The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment advisor to each Fund. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. A discussion of the Board's consideration and approval of the Management Agreement between the Funds and the Manager will be available in the Funds' semi-annual report dated June 30, 2006.


The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisors without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the Master Trust and the Funds (the "Boards"). The Prospectus will be supplemented if additional investment advisors are retained or the contract with the Manager is terminated.


--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share.

The NAV of Cash Management Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange ("Exchange") is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.


--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------


Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Cash Management Class shares are offered to institutional investors, including:


- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;

- employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (Code);

- qualified pension and profit sharing plans;

- corporations; and

- other investors who meet the initial investment requirement.
An initial investment of at least $10 million is required for the Money Market Fund. The U.S. Government Money Market Fund has an initial investment requirement of $2 million. The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.


Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling 1-800-967-9009, or

- visiting the Funds' website at www.americanbeaconfunds.com and downloading an account application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Non-public corporations and other entities may be


--------------------------------------------------------------------------------

Prospectus                             15                  About Your Investment
required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and other documentation. The Fund is required by law to reject your new account application if the required identifying information is not provided.


Complete the application, sign it and:

                                    Mail to:
                             American Beacon Funds
                        4151 Amon Carter Blvd., MD 2450
                              Fort Worth, TX 76155

                                   or Fax to:
                                 (817) 931-8803


Purchase Policies
-----------------

Shares of each Fund are offered and purchase orders are typically accepted until 5:00 p.m. Eastern Time on each day on which the Exchange is open for business. If a purchase order is received in good order prior to a Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the Fund's deadline, the purchase price will be the NAV per share determined on the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. In addition, a Fund may, in its discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day. No sales charges are assessed on the purchase or sale of Fund shares.


Redemption Policies
-------------------

Shares of each Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. Wire proceeds from redemption requests received by 3:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first) are generally transmitted to shareholders on the same day. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. For assistance with completing a redemption request, please call 1-800-658-5811.

Each Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and

--------------------------------------------------------------------------------

About Your Investment                  16                             Prospectus
holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although each Fund intends to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.

HOW TO PURCHASE SHARES
By Wire


If your account has been established, you may call 1-800-658-5811 or visit www.americanbeaconfunds.com (select "My Account") to purchase shares by wire. Send a bank wire to State Street Bank and Trust Co. with these instructions:

- ABA# 0110-0002-8; AC-9905-342-3,

- Attn: American Beacon Funds -- Cash Management Class,

- the Fund name, Fund number, and

- account number and registration.
Via "My Account" on www.americanbeacanfunds.com



You may purchase shares by selecting "My Account" on www.americanbeaconfunds.com.

Via DST Vision



If you have access to DST Vision, you may purchase shares on-line through DST. Please call 1-800-967-9009, extension 70771, to have on-line trading added to your DST Vision access.



--------------------------------------------------------------------------------

Prospectus                             17                  About Your Investment

HOW TO REDEEM SHARES
By Telephone


- Call 1-800-658-5811 to request a redemption.

- Proceeds from redemptions placed by telephone will generally be transmitted by wire only, as instructed on the application form.

By Mail


Write a letter of instruction including:


- the Fund name, Fund number,

- the shareholder account number,

- the number of shares or dollar amount to be redeemed, and


- the authorized signature(s) of all persons required to sign for the account.


Mail the letter to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

- Other supporting documents may be required for estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call 1-800-658-5811 for instructions.

- Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.

To protect the Funds and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:

- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or

- for an account requesting payment by check whose address has changed within the last 30 days.

The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained from most banks, broker-dealers and credit unions. A notary public cannot provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.
Via "My Account" on www.americanbeaconfunds.com


If you have established bank instructions for your account, you may request a redemption by selecting "My Account" on www.americanbeaconfunds.com. To establish bank instructions, please call 1-800-658-5811.

--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

Via DST Vision



If you have access to DST Vision, you may request a redemption on-line through DST. Please call 1-800-967-9009, extension 70771, to have on-line trading added to your DST Vision access.



General Policies
----------------

If a shareholder's account balance in either Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

A STAMP 2000 Medallion signature guarantee may be required in order to change an account's registration or banking instructions. You may obtain a STAMP 2000 Medallion signature guarantee at most banks, broker-dealers and credit unions, but not from a notary public.

The Funds reserve the right to:

- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening, and

- modify or terminate the exchange privilege at any time.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.


The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will


--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment
be priced at the Fund's next determined NAV after receipt by the financial intermediary or its designee.


Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.


Frequent Purchases and Redemptions
----------------------------------

The Funds are intended to serve as short-term investment vehicles providing daily liquidity to shareholders. As such, the Funds' Board of Trustees has determined not to adopt policies to deter short-term trading of Fund shares. The Manager attempts to maintain sufficient liquidity for each Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing a Fund to underperform other similar money market funds.


Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income, which are declared daily and paid monthly, and distributions of realized net capital gains, if any. Dividends and distributions of realized net short-term capital gains are taxable as ordinary income; none of the Funds' distributions are expected to be eligible for the 15% maximum federal income tax rate applicable to individual shareholders' "qualified dividend income" or net capital gains or for the dividends-received deduction available to corporations. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions declared in each month are paid to shareholders on the first business day of the following month.

This is only a summary of some of the important federal income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.


--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Distribution of Fund Shares
----------------------------

The Funds do not incur any direct distribution expenses. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreements to be used for the sale and distribution of Fund shares. In the event a Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.


Master-Feeder Structure
-----------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE GRAPH)

Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Funds determines that it is in the best interest of a Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified

--------------------------------------------------------------------------------

Prospectus                             21                 Additional Information
portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.


Portfolio Holdings
------------------

A complete listing of holdings for each Fund's corresponding portfolio is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months thereafter. To access a list of holdings, go to www.americanbeaconfunds.com and select "Monthly Fund Holdings" under the "I want info on . . . " menu on the home page.


Delivery of Documents
---------------------

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.


Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned on an investment in that Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights were audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.

--------------------------------------------------------------------------------

Additional Information                 22                             Prospectus

                                                           MONEY MARKET FUND-
                                                          CASH MANAGEMENT CLASS
                                  ---------------------------------------------------------------------
                                              YEAR ENDED DECEMBER 31,                   ONE MONTH ENDED
                                  ------------------------------------------------       DECEMBER 31,
FOR A SHARE OUTSTANDING             2005          2004          2003         2002           2001(B)
THROUGHOUT THE PERIOD:            --------      --------      --------      ------      ---------------
Net asset value, beginning of
  period........................  $   1.00      $   1.00      $   1.00      $ 1.00          $  1.00
                                  --------      --------      --------      ------          -------
Income from investment
  operations:
  Net investment income(A)......      0.03          0.01          0.01        0.02               --(D)
  Net realized gain on
    investments.................        --(D)         --(D)         --(D)       --(D)            --(D)
                                  --------      --------      --------      ------          -------
Total income from investment
  operations....................      0.03          0.01          0.01        0.02               --
                                  --------      --------      --------      ------          -------
Less distributions:
  Dividends from net investment
    income......................     (0.03)        (0.01)        (0.01)      (0.02)              --(D)
  Distributions from net
    realized gain on
    investments.................        --(D)         --(D)         --(D)       --(D)            --(D)
                                  --------      --------      --------      ------          -------
Total distributions.............     (0.03)        (0.01)        (0.01)      (0.02)              --
                                  --------      --------      --------      ------          -------
Net asset value, end of
  period........................  $   1.00      $   1.00      $   1.00      $ 1.00          $  1.00
                                  ========      ========      ========      ======          =======
Total return....................      3.19%         1.30%         1.08%       1.73%            0.19%(C)
                                  ========      ========      ========      ======          =======
Ratios and supplemental data:
  Net assets, end of period (in
    thousands)..................  $200,010      $434,587      $117,395      $6,641          $15,006
  Ratios to average net assets
    (annualized)(A):
    Expenses, net of waivers....      0.15%         0.15%         0.16%       0.19%            0.19%
    Expenses, before waivers....      0.23%         0.23%         0.24%       0.22%            0.19%
    Net investment income, net
      of waivers................      3.08%         1.34%         1.03%       1.73%            1.96%
    Net investment income,
      before waivers............      3.00%         1.26%         0.95%       1.70%            1.96%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.


(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C) Not annualized.

(D) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             23                 Additional Information

                                                                          U.S. GOVERNMENT MONEY MARKET FUND-
                                                                                 CASH MANAGEMENT CLASS
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
FOR A SHARE OUTSTANDING                                        2005         2004         2003         2002        2001(B)
THROUGHOUT THE PERIOD:                                        -------      -------      -------      -------      -------
Net asset value, beginning of period........................  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income from investment operations:
 Net investment income(A)...................................     0.03         0.01         0.01         0.02         0.04
 Net realized gain on investments...........................       --(C)        --(C)        --(C)        --(C)        --(C)
                                                              -------      -------      -------      -------      -------
Total income from investment operations.....................     0.03         0.01         0.01         0.02         0.04
                                                              -------      -------      -------      -------      -------
Less distributions:
 Dividends from net investment income.......................    (0.03)       (0.01)       (0.01)       (0.02)       (0.04)
 Distributions from net realized gain on investments........       --(C)        --(C)        --(C)        --(C)        --(C)
                                                              -------      -------      -------      -------      -------
Total distributions.........................................    (0.03)       (0.01)       (0.01)       (0.02)       (0.04)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period..............................  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total return................................................     3.12%        1.22%        1.04%        1.67%        4.09%
                                                              =======      =======      =======      =======      =======
Ratios and supplemental data:
 Net assets, end of period (in thousands)...................  $22,518      $28,591      $22,060      $38,310      $66,302
 Ratios to average net assets (annualized)(A):
   Expenses, net of waivers.................................     0.19%        0.19%        0.19%        0.19%        0.25%
   Expenses, before waivers.................................     0.38%        0.29%        0.37%        0.23%        0.25%
   Net investment income, net of waivers....................     2.99%        1.21%        1.04%        1.69%        3.74%
   Net investment income, before waivers....................     2.80%        1.11%        0.86%        1.65%        3.74%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.



(B) Prior to December 1, 2001, the Cash Management Class of the American Beacon U.S. Government Money Market Fund was known as the Institutional Class of the American Beacon U.S. Government Money Market Fund. The Institutional Class had a higher expense structure than the Cash Management Class.



(C) Amount is less than $0.01 per share.



--------------------------------------------------------------------------------

Additional Information                 24                             Prospectus

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING 1-800-658-5811 OR YOU MAY ACCESS THEM ON THE FUNDS' WEBSITE AT WWW.AMERICANBEACONFUNDS.COM.

 ANNUAL REPORT/SEMI-ANNUAL REPORT

 The Funds' Annual and Semi-Annual Reports list the Funds' actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.

 STATEMENT OF ADDITIONAL INFORMATION

 The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


        (TELEPHONE GRAPHIC)                  (KEYBOARD GRAPHIC)
           BY TELEPHONE:                         BY E-MAIL:
        Call 1-800-658-5811          american _ beacon.funds@ambeacon.com

         (MAILBOX GRAPHIC)                     (MOUSE GRAPHIC)
             BY MAIL:                         ON THE INTERNET:
       American Beacon Funds                Visit our website at
  4151 Amon Carter Blvd., MD 2450        www.americanbeaconfunds.com
       Fort Worth, TX 76155               Visit the SEC website at
                                                 www.sec.gov


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


                          (AMERICAN BEACON FUNDS LOGO)


                            SEC File Number 811-4984



American Beacon Funds is a service mark of AMR Corporation. American Beacon Money Market Fund and American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc.



--------------------------------------------------------------------------------
Prospectus                                                Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION
                            AMERICAN BEACON FUNDS(SM)
                (formerly known as the American AAdvantage Funds)

                               -- AMR CLASS(SM) --
                            -- INSTITUTIONAL CLASS --
                            -- PLANAHEAD CLASS(R) --
                               -- SERVICE CLASS --


                                  MARCH 1, 2006



                                  Balanced Fund
                              Emerging Markets Fund
                              Enhanced Income Fund
                              High Yield Bond Fund
                             Intermediate Bond Fund
                            International Equity Fund
                         International Equity Index Fund
                              Large Cap Growth Fund
                              Large Cap Value Fund
                               Mid-Cap Value Fund
                                Money Market Fund
                           Municipal Money Market Fund
                               S&P 500 Index Fund
                              Short-Term Bond Fund
                              Small Cap Index Fund
                              Small Cap Value Fund
                  Treasury Inflation Protected Securities Fund
                        U.S. Government Money Market Fund


           (each individually, a "Fund" and collectively, the "Funds")


     This Statement of Additional Information ("SAI") should be read in conjunction with an AMR Class, a PlanAhead Class, a Service Class, or an Institutional Class prospectus dated March 1, 2006 (individually, a "Prospectus"). Copies of any prospectus may be obtained without charge by calling (800) 388-3344 for an Institutional, PlanAhead or Service Class Prospectus or (817) 967-3509 for an AMR Class Prospectus or by visiting the Funds' website at www.americanbeaconfunds.com. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.



     The American Beacon Funds' Annual Report to Shareholders for the period ended October 31, 2005, the American Beacon Funds' Annual Report to Shareholders of the Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund for the period ended December 31, 2005 and the American Beacon Funds' Annual Report to Shareholders of the International Equity Index Fund, S&P 500 Index Fund and Small Cap Index Fund for the period ended December 31, 2005 are supplied with this SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.


                                TABLE OF CONTENTS


Organization and History of the Funds.....................................     2
Non-Principal Investment Strategies and Risks.............................     3
Investment Restrictions...................................................     4
Temporary Defensive Position..............................................     9
Portfolio Turnover........................................................     9
Disclosure of Portfolio Holdings..........................................     9
Trustees and Officers of the Trust and the Master Trust...................    11
Trustees and Officers of the Index Trust..................................    15
Trustees and Officers of the Equity 500 Index Portfolio...................    18
Code of Ethics............................................................    21
Proxy Voting Policies.....................................................    21
Control Persons and 5% Shareholders.......................................    21
Investment Advisory Agreements............................................    27
Management, Administrative and Distribution Services......................    29
Other Service Providers...................................................    32
Portfolio Managers........................................................    32
Portfolio Securities Transactions.........................................    52
Redemptions in Kind.......................................................    56
Net Asset Value...........................................................    56
Tax Information...........................................................    56
Description of the Trust..................................................    61
Other Information.........................................................    61

Appendix A: Proxy Voting Policy and Procedures for the Trust and Master
   Trust..................................................................   A-1
Appendix B: Proxy Voting Policies - International Equity and Emerging
   Markets Fund Sub-Advisors..............................................   B-1
Appendix C: Proxy Voting Policies - Index Portfolios......................   C-1


                      ORGANIZATION AND HISTORY OF THE FUNDS


     Each Fund is a separate investment portfolio of the American Beacon Funds (the "Trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on January 16, 1987. Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. All of the Funds are diversified except for the International Equity Index and Small Cap Index Funds. Each Fund (except the Enhanced Income, International Equity Index, Small Cap Index and Treasury Inflation Protected Securities Funds) is comprised of multiple classes of shares designed to meet the needs of different groups of investors. The Enhanced Income Fund offers only the PlanAhead Class of shares. The International Equity Index Fund, Small Cap Index Fund, and Treasury Inflation Protected Securities Fund offer only the Institutional Class of shares. This SAI relates to the AMR, Institutional, PlanAhead and Service Classes of the Trust.



     The International Equity Index Fund, Money Market Fund, Municipal Money Market Fund, S&P 500 Index Fund, Small Cap Index Fund, and U.S. Government Money Market Fund operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund invests all of its investable assets in a corresponding portfolio with a similar name and identical investment objective. The Money Market Fund, the Municipal Money Market Fund, and the U.S. Government Money Market Fund each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust ("Master Trust"), a separate investment company managed by American Beacon Advisors, Inc. (the "Manager"). The S&P 500 Index Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio ("Equity 500 Index Portfolio"), a portfolio of the State Street Master Funds that is managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"). The International Equity Index Fund and the Small Cap Index Fund each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the Quantitative Master Series Trust ("Index Trust"), which is managed by Fund Asset Management, L.P. ("FAM"). The International Equity Index Fund invests all of its investable assets in the Master International Index Series ("International Index Series"). The Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series ("Small Cap Index Series"). The Equity 500 Index Portfolio, the International Index Series, the Small Cap Index Series, and the portfolios of the Master Trust are referred to herein individually as a "Portfolio" and, collectively, the "Portfolios."


     Effective March 1, 2005, the Trust, the Funds, the Master Trust, and the Manager underwent a name change. The former and current names of each are listed below.


NAME PRIOR TO MARCH 1, 2005



American AAdvantage Funds
American AAdvantage Balanced Fund
American AAdvantage Emerging Markets Fund
American AAdvantage Enhanced Income Fund
American AAdvantage High Yield Bond Fund
American AAdvantage Intermediate Bond Fund
American AAdvantage International Equity Fund
American AAdvantage International Equity Index Fund
American AAdvantage Large Cap Growth Fund
American AAdvantage Large Cap Value Fund
American AAdvantage Mid-Cap Value Fund
American AAdvantage Money Market Fund
American AAdvantage Municipal Money Market Fund
American AAdvantage S&P 500 Index Fund
American AAdvantage Short-Term Bond Fund
American AAdvantage Small Cap Index Fund
American AAdvantage Small Cap Value Fund
American AAdvantage Treasury Inflation Protected Securities Fund
American AAdvantage U.S. Government Money Market Fund
AMR Investment Services Trust
AMR Investment Services, Inc.



NAME AS OF MARCH 1, 2005



American Beacon Funds
American Beacon Balanced Fund
American Beacon Emerging Markets Fund
American Beacon Enhanced Income Fund
American Beacon High Yield Bond Fund
American Beacon Intermediate Bond Fund
American Beacon International Equity Fund
American Beacon International Equity Index Fund
American Beacon Large Cap Growth Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Money Market Fund
American Beacon Municipal Money Market Fund
American Beacon S&P 500 Index Fund
American Beacon Short-Term Bond Fund
American Beacon Small Cap Index Fund
American Beacon Small Cap Value Fund
American Beacon Treasury Inflation Protected Securities Fund
American Beacon U.S. Government Money Market Fund
American Beacon Master Trust
American Beacon Advisors, Inc.

                 NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     In addition to the investment strategies described in the Prospectuses, the Balanced Fund, the Emerging Markets Fund, the High Yield Bond Fund, the International Equity Fund, the International Equity Index Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Index Fund, the Small Cap Value Fund, and the Treasury Inflation Protected Securities Fund each may:

     Invest up to 20% of its total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security, such as Standard & Poor's Ratings Services ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). Obligations rated in the fourth highest rating category are limited to 25% of each of these Funds' debt allocations. These Funds, at the discretion of the Manager, FAM or the applicable sub-advisor, may retain a debt security that has been downgraded below the initial investment criteria. The International Equity Fund may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any rating organization or, if unrated, are deemed to be of comparable quality by the applicable sub-advisor and traded publicly on a world market. The High Yield Bond Fund may invest more than 20% in investment grade debt securities and more than 25% in obligations rated in the fourth highest rating category.

     Each Fund may (except where indicated otherwise):

     1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. (The S&P 500 Index Fund, Small Cap Index Fund, and International Equity Index Fund (the "Index Funds") will not engage in dollar rolls or purchase or sell securities on a forward commitment basis.) The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

     2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or exemptive relief granted by the Securities and Exchange Commission ("SEC").

     3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. For all Funds that engage in securities lending (except the Index Funds), the Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund (the "Money Market Funds") do not currently engage in securities lending nor does the Manager anticipate that they will do so in the near future.

     4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager, SSgA, FAM, or the sub-advisors, as applicable, attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

     5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Money Market Funds will not invest more than 10% (and the other Funds will not invest more than 15%) of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager, SSgA, FAM, or the sub-advisor, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board"), the Master Trust's Board of Trustees ("Master Trust Board"), the Equity 500 Index Portfolio Board or the Index Trust Board, as applicable, that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

     Each Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

          Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

     All other fundamental and non-fundamental investment policies of each Master-Feeder Fund and its corresponding Portfolio are identical, except for the S&P 500 Index Fund and the Equity 500 Index Portfolio, as described under "Equity 500 Index Portfolio and S&P 500 Index Fund" below.

ALL FUNDS EXCEPT THE INDEX FUNDS

     Although the following discusses the investment policies of each Fund (except the Index Funds) and the Board, it applies equally to each Master Trust Portfolio and the Master Trust Board. Future references in this section to "Fund" shall include the Master Trust Portfolios.

     In addition to the investment limitations noted in the Prospectuses, the following nine restrictions have been adopted by each Fund and may be changed with respect to any such Fund only by the majority vote of that Fund's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or
(b) more than 50% of the shares of the Fund. Except as noted otherwise below, whenever a Master-Feeder Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Master-Feeder Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Master-Feeder Fund's votes representing that Master-Feeder Fund's shareholders not voting will be voted by the Board in the same proportion as those Master-Feeder Fund shareholders who do, in fact, vote. On any matter for which a vote of interests of an Index Trust Portfolio is sought, with respect to which either the International Equity Index Fund or Small Cap Index Fund is entitled to vote, the Trust will either seek instructions from the holders of the relevant Fund's shares and vote on the matter in accordance with such instructions, or the Trust will vote the interests of the Index Trust Portfolio held by it in the same proportion as the vote of all other interest holders of such Index Trust Portfolio.

No Fund may:

     1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectuses.

     2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

     3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.

     4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Fund's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

     5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

     6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

     7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund's total assets; or

     8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Portfolio of the Master Trust, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

     The Money Market Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuers of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).

     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

     The following non-fundamental investment restrictions apply to each Fund and Portfolio (except where noted otherwise) and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to a Portfolio, by a vote of a majority of the Master Trust Board. No Fund or Portfolio may:

     1. Invest more than 15% (10% for the Money Market Funds) of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

     2. Purchase securities on margin or effect short sales, except that (i) a Fund or Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, and (ii) the High Yield Bond Fund may effect short sales.

     Each Fund and each Portfolio of the Master Trust may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, a Fund or Portfolio of the Master Trust may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio, Municipal Money Market Portfolio, and U.S. Government Money Market Portfolio (the "Money Market Portfolios"). A Fund or Portfolio of the Master Trust may incur duplicate advisory or management fees when investing in another mutual fund.

INDEX TRUST PORTFOLIOS, SMALL CAP INDEX FUND AND INTERNATIONAL EQUITY INDEX FUND

     Although the following discusses the investment policies of each Index Trust Portfolio and the Index Trust Board, identical policies have been adopted by the Small Cap Index Fund and International Equity Index Fund and the Board.

     The following investment restrictions are "fundamental policies" of the Index Trust Portfolios and may be changed with respect to each Portfolio or Fund only by the majority vote of the Portfolio's or Fund's outstanding interests or shares, respectively, as defined above. Whenever a Fund is requested to vote on a change in the fundamental policy of its Portfolio, the applicable Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote. Neither Index Trust Portfolio may:

     1. Make any investment inconsistent with the Portfolio's classification as a non-diversified company under the 1940 Act.

     2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Portfolio may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index.

     3. Make investments for the purpose of exercising control or management.

     4. Purchase or sell real estate, except that, to the extent permitted by law, a Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Index Trust's Registration Statement, as they may be amended from time to time.

     6. Issue senior securities to the extent such issuance would violate applicable law.

     7. Borrow money, except that (i) a Portfolio may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio's investment policies as set forth in the Index Trust's Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, forward commitment transactions and similar investment strategies.

     8. Underwrite securities of other issuers except insofar as a Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.

     9. Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Index Trust's Registration Statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     In addition, although each Index Trust Portfolio is classified as a non-diversified fund under the 1940 Act and is not subject to the diversification requirements of the 1940 Act, each Portfolio must comply with certain diversification requirements under the Internal Revenue Code of 1986, as amended (the "Tax Code"), to enable the Fund that invests therein to satisfy the tax diversification requirements that apply to that Fund. To ensure that the Index Trust Portfolios satisfy these requirements, the Index Trust's Declaration of Trust requires that each Index Trust Portfolio be managed in compliance with these requirements as though they were applicable to the Portfolios. Whether these requirements are satisfied will be determined at the Portfolio level and not at the Fund level, based in part upon a private letter ruling the Index Trust received from the Internal Revenue Service ("IRS") that entitles funds that invest in an Index Trust Portfolio to "look through" the shares of the Portfolio to its underlying investments for purposes of these diversification requirements.

     In addition, the Index Trust has adopted non-fundamental restrictions that may be changed by the Index Trust Board without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent an Index Trust Portfolio from investing all of its assets in shares of another registered investment company with the same investment objective (in a master-feeder structure). Under the non-fundamental restrictions, an Index Trust Portfolio may not:

     (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Portfolio will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on
     Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the 1940 Act, at any time the Portfolios' shares are owned by another investment company that is part of the same group of investment companies as the Portfolios.

     (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and otherwise permitted by the Index Trust's Registration Statement.

     (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Index Trust Board has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the 1933 Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Trustees are not subject to the limitations set forth in this investment restriction.

     (d) Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

     (e) Change its policy of investing, under normal circumstances, at least 80% of its assets in securities or other financial instruments in, or correlated with, its target index without providing shareholders with at least 60 days prior written notice of such change.

     Except with respect to restriction 7., if a percentage restriction on the investment use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     For purposes of investment restriction 2., each Portfolio uses the classifications and sub-classifications of Morgan Stanley Capital International as a guide to identify industries.

     The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Index Trust has adopted an investment policy pursuant to which neither Portfolio will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of: (i) the market value of OTC options currently outstanding that are held by such Portfolio, (ii) the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Portfolio, and
(iii) margin deposits on the Portfolio's existing OTC options on futures contracts exceeds 15% of the total assets of the Portfolio, taken at market value, together with all other assets of such Portfolio that are deemed to be illiquid or are not otherwise readily marketable. However, if the OTC options are sold by a Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealer is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Portfolio and may be amended by the Index Trust Board without the approval of the Portfolio's interest holders. However, the Index Trust Board will not change or modify this policy prior to the change or modification by the SEC staff of its position.

     Index Trust Portfolio securities generally may not be purchased from, sold or loaned to FAM or its affiliates or any of their directors, trustees, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act. Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with FAM, the Index Trust Portfolios are prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates, except for brokerage transactions permitted under the 1940 Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the 1940

Act. See "Portfolio Securities Transactions."

EQUITY 500 INDEX PORTFOLIO AND S&P 500 INDEX FUND

     The following investment restrictions are "fundamental policies" of the Equity 500 Index Portfolio and the S&P 500 Index Fund, and may be changed with respect to the Portfolio or the Fund only by the majority vote of the Portfolio's or Fund's outstanding interests or shares, respectively, as defined above. Except where noted otherwise, the fundamental investment restrictions of the Equity 500 Index Portfolio and the S&P 500 Index Fund are substantially the same. Whenever the S&P 500 Index Fund is requested to vote on a change in the fundamental policy of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote.

The Equity 500 Index Portfolio and S&P 500 Index Fund may not:

     1. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings). The S&P 500 Index Fund may borrow money in an amount not more than 1/3 of the current value of its net assets as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

     2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

     3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The S&P 500 Index Fund may not purchase or sell interests in oil, gas or mineral leases.

     4. Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

     5. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. The S&P 500 Index Fund may not make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

     6. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

     7. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

     8. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Portfolio's total assets would be invested in any one industry.

     9. Issue any class of securities that is senior to the Portfolio's beneficial interests, to the extent prohibited by the 1940 Act, provided that, for the S&P 500 Index Fund, collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     In addition, it is contrary to the Portfolio's present policy, which may be changed without interest holder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

     All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to the Portfolio, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

                          TEMPORARY DEFENSIVE POSITION

     While assuming a temporary defensive position, a Fund or Portfolio may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                               PORTFOLIO TURNOVER


     Portfolio turnover is a measure of trading activity in a portfolio of securities, usually calculated over a period of one year. The rate is calculated by dividing the lesser amount of purchases or sales of securities by the average amount of securities held over the period. A portfolio turnover rate of 100% would indicate that a Fund or Portfolio sold and replaced the entire value of its securities holdings during the period. High portfolio turnover can increase a Fund's or a Portfolio's transaction costs and generate additional capital gains or losses. The portfolio turnover rate for the Mid-Cap Value Fund increased from 6% for the fiscal period ended October 31, 2004 to 298% for the fiscal year ended October 31, 2005. The increase was the result of significant asset fluctuations during the fiscal year.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Funds and Portfolios of the Master Trust publicly disclose portfolio holdings information as follows:

     1. a complete list of holdings for each Fund on an annual and semi-annual basis in the reports to shareholders and publicly available filings of Form N-CSR with the SEC within sixty days of the end of each fiscal semi-annual period;

     2. a complete list of holdings for each Fund as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

     3. a complete list of holdings for each Fund (excluding the Index Funds) as of the end of each month on the Funds' website
          (www.americanbeaconfunds.com) approximately thirty days after the end of the month; and

     4. top ten holdings for each Fund as of the end of each calendar quarter on the Funds' website and in sales materials approximately thirty days after the end of the calendar quarter.


     Occasionally, certain interested parties - including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others - may request portfolio holdings information that has not yet been publicly disclosed by the Funds or Portfolios. As a policy, the non-Money Market Funds control the disclosure of nonpublic portfolio holdings information in an attempt to prevent parties from utilizing such information to engage in trading activity harmful to Fund shareholders. To this end, the Board has adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the "Holdings Policy"). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. In general, nonpublic portfolio holdings may be disclosed on a selective basis only where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and
(iii) disclosure is in the best interests of Fund shareholders.



Third Party Service Providers. The Master Trust Portfolios and the Funds have ongoing arrangements with third party service providers that require access to holdings to provide services necessary to the Portfolios' and Funds' operations ("service providers"). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information. The service providers have a duty to keep the Funds' and Portfolios' nonpublic information confidential either through written contractual arrangements with the Manager, the Funds or the Portfolios or by the nature of their role with respect to the Funds and Portfolios. The Portfolios and Funds have determined that selective and complete disclosure of holdings information to the following service providers fulfills a legitimate business purpose and is in the best interest of shareholders: State Street, Ernst & Young LLP, Metropolitan West Securities, LLC ("MetWest") and Brown Brothers Harriman & Co. ("BBH"). State Street serves as the Trust's custodian, accountant, securities lending agent, and pricing agent. State Street has access to complete Fund holdings on a daily basis with no lag. Ernst & Young LLP serves as the independent registered public accounting firm for the Trust and the Master Trust. Ernst & Young receives complete Fund and Portfolio holdings on a semi-annual basis within a few business days of the end of each fiscal semi-annual period. MetWest serves as the securities lending agent to the High Yield Bond Fund and has access to the complete list of holdings of that Fund on a daily basis with no lag. BBH serves as the securities lending agent to the International Equity Fund and has access to the complete list of holdings of that Fund on a daily basis with no lag.



Rating and Ranking Organizations. The Funds and Portfolios have ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Funds. The Funds and Portfolios have determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Funds in comparison to other mutual funds. The Funds and Portfolios have the following arrangements with rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:



Organization                         Frequency of Disclosure       Lag
------------                         -----------------------       ---
Bloomberg                            Quarterly                     Day following disclosure on Funds' website
Lipper/Reuters                       Monthly                       5 business days
Moody's Investors Service            Weekly (money market funds)   1 business day
Morningstar                          Monthly                       Day following disclosure on Funds' website
Standard & Poor's Ratings Services   Weekly (money market funds)   1 business day
Standard & Poor's Ratings Services   Monthly (all other funds)     2 business days
Thomson Financial Research           Quarterly                     Day following disclosure on Funds' website



     The rating and ranking organizations receiving non-money market fund holdings information prior to disclosure on the Funds' website have provided written assurances that they will keep the information confidential and will not trade based on the information. For those rating and ranking organizations that have not provided such assurances, the Funds and Portfolios withhold disclosure of non-money market fund holdings information until the day following disclosure on the Funds' website.


Money Market Funds. The Manager has determined that selective disclosure of nonpublic holdings information for the Money Market Portfolios does not pose a significant risk of harm to shareholders of the Money Market Funds. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Money Market Portfolios, the Money Market Funds and their shareholders. Therefore, selective disclosure of holdings information for the Money Market Portfolios is not restricted by the Holdings Policy. However, there may be certain situations in which disclosure of a Money Market Portfolio's holdings would not be in the best interests of shareholders of the corresponding Money Market Fund. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Money Market Portfolios under certain circumstances.


Non-Money Market Funds. For the non-Money Market Funds, selective disclosure of nonpublic portfolio holdings information to parties other than rating and ranking organizations or service providers must meet all of the following conditions:


     1. Recipients of portfolio holdings information must agree in writing to keep the information confidential and not to trade based on the information;

     2.   Holdings may only be disclosed as of a month-end date;

     3. No compensation may be paid to the Funds, the Portfolios, the Manager or any other party in connection with the disclosure of information about portfolio securities; and

     4. A member of the Manager's Compliance Department must approve requests for holdings information.

     In determining whether to approve a request for portfolio holdings disclosure, the Compliance Department shall consider the type of requestor and its relationship to the Funds, the stated reason for the request, any historical pattern of requests from that same individual or entity, the style of the Fund for which holdings have been requested (e.g. passive versus active management), and any other factors it deems relevant. In its analysis, the

Compliance Department shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Manager or any affiliated person of the Fund on the other. For example, the Compliance Department will inquire whether the Manager has entered into any special arrangements with the requestor to share confidential portfolio holdings information in exchange for a substantial investment in the Funds or other products managed by the Manager. Any potential conflicts between shareholders and affiliated persons of the Funds that arise as a result of a request for portfolio holdings information shall be decided by the Manager in the best interests of shareholders. However, if a conflict exists between the interests of shareholders and the Manager, the Manager will present the details of the request to the Board who will either approve or deny the request. On a quarterly basis, the Manager will prepare a report for the Board outlining the requests for selective disclosure and any violations of the Holdings Policy during the period.


     The Compliance Department will determine whether a historical pattern of requests by the same individual or entity constitutes an "ongoing arrangement" and thus requires disclosure in the SAI.

             TRUSTEES AND OFFICERS OF THE TRUST AND THE MASTER TRUST

     The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust and Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust, the Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds.


                          POSITION, TERM OF OFFICE
                             AND LENGTH OF TIME           PRINCIPAL OCCUPATION(S) DURING PAST 5
NAME, AGE AND ADDRESS      SERVED WITH EACH TRUST            YEARS AND CURRENT DIRECTORSHIPS
---------------------     ------------------------   -----------------------------------------------
INTERESTED TRUSTEES

                                    Term
                           Lifetime of Trust until
                          removal, resignation or
                                 retirement*

William F. Quinn** (58)     Trustee and President    President (1986-Present) and Director
                           of Trust since 1987 and   (2003-Present), American Beacon Advisors, Inc.;
                           Master Trust since 1995   Chairman (1989-2003) and Director (1979-1989,
                                                     2003-Present), American Airlines Federal Credit
                                                     Union; Director, Crescent Real Estate Equities,
                                                     Inc. (1994-Present); Director, Pritchard,
                                                     Hubble & Herr, LLC (investment advisor)
                                                     (2001-Present); Director of Investment
                                                     Committee, Southern Methodist University
                                                     Endowment Fund (1996-Present); Member of
                                                     Advisory Board, Southern Methodist University
                                                     Cox School of Business (1999-2002); Member of
                                                     Pension Manager Committee, New York Stock
                                                     Exchange (1997-1998, 2000-2002); Vice Chairman,
                                                     Committee for the Investment of Employee
                                                     Benefits (2004-Present); Chairman of Defined
                                                     Benefit Sub-Committee, Committee for the
                                                     Investment of Employee Benefits (2002-2004);
                                                     Director, United Way of Metropolitan Tarrant
                                                     County (1988-2000, 2004-Present); Trustee,
                                                     American Beacon Mileage Funds (1995-Present);
                                                     Trustee, American Beacon Select Funds
                                                     (1999-Present).

Alan D. Feld** (69)          Trustee since 1996      Partner, Akin, Gump, Strauss, Hauer & Feld, LLP
                                                     (law firm) (1960-Present); Director, Clear
                                                     Channel Communications (1984-Present); Trustee,
                                                     CenterPoint Properties (1994-Present); Trustee,
                                                     American Beacon Mileage Funds (1996-Present);
                                                     Trustee, American Beacon Select Funds
                                                     (1999-Present).

NON-INTERESTED TRUSTEES

                                    Term
                           Lifetime of Trust until
                           removal, resignation or
                                 retirement*

W. Humphrey Bogart (62)      Trustee since 2004      Board Member, Baylor University Medical Center
                                                     Foundation (1992-2004); Consultant, New River
                                                     Canada Ltd. (mutual fund servicing company)
                                                     (1998-2003); President and CEO, Allmerica Trust
                                                     Company, NA (1996-1997); President and CEO,
                                                     Fidelity Investments Southwest Company
                                                     (1983-1995); Senior Vice President of Regional
                                                     Centers, Fidelity Investments (1988-1995);
                                                     Trustee, American Beacon Mileage Funds
                                                     (2004-Present); Trustee, American Beacon Select
                                                     Funds (2004-Present).

                             POSITION, TERM OF OFFICE
                                AND LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         SERVED WITH EACH TRUST              AND CURRENT DIRECTORSHIPS
---------------------        ------------------------   --------------------------------------------
NON-INTERESTED TRUSTEES (CONTINUED)

Brenda A. Cline (45)            Trustee since 2004      Executive Vice President, Chief Financial
                                                        Officer, Treasurer and Secretary, Kimbell
                                                        Art Foundation (1993-Present); Trustee,
                                                        Texas Christian University (1998-Present);
                                                        Trustee, W.I. Cook Foundation, Inc. (d/b/a
                                                        Cook Children's Health Foundation)
                                                        (2001-Present); Director, Christian Church
                                                        Foundation (1999-Present); Trustee, American
                                                        Beacon Mileage Funds (2004-Present);
                                                        Trustee, American Beacon Select Funds
                                                        (2004-Present).

Richard A. Massman (62)         Trustee since 2004      Senior Vice President and General Counsel,
                                                        Hunt Consolidated, Inc. (holding company
                                                        engaged in energy, real estate, farming,
                                                        ranching and venture capital activities)
                                                        (1994-Present); Trustee, American Beacon
                                                        Mileage Funds (2004-Present); Trustee,
                                                        American Beacon Select Funds (2004-Present).

Stephen D. O'Sullivan (70)    Trustee of Trust since    Consultant (1994-Present); Trustee, American
                               1987 and Master Trust    Beacon Mileage Funds (1995-Present);
                                    since 1995          Trustee, American Beacon Select Funds
                                                        (1999-Present).

R. Gerald Turner (60)           Trustee since 2001      President, Southern Methodist University
225 Perkins Admin. Bldg.                                (1995-Present); Director, ChemFirst
Southern Methodist Univ.                                (1986-2002); Director, J.C. Penney Company,
Dallas, Texas 75275                                     Inc. (1996-Present); Director, California
                                                        Federal Preferred Capital Corp. (2001-2003);
                                                        Director, Kronus Worldwide Inc. (chemical
                                                        manufacturing) (2003-Present); Director,
                                                        First Broadcasting Investment Partners, LLC
                                                        (2003-Present); Member, United Way of Dallas
                                                        Board of Directors; Member, Salvation Army
                                                        of Dallas Board of Directors; Member,
                                                        Methodist Hospital Advisory Board; Member,
                                                        Knight Commission on Intercollegiate
                                                        Athletics; Trustee, American Beacon Mileage
                                                        Funds (2001-Present); Trustee, American
                                                        Beacon Select Funds (2001-Present).

Kneeland Youngblood (50)        Trustee since 1996      Managing Partner, Pharos Capital Group, LLC
100 Crescent Court              Chairman since 2005     (a private equity firm) (1998-Present);
Suite 1740                                              Director, Burger King Corporation
Dallas, Texas 75201                                     (2004-Present); Trustee, City of Dallas,
                                                        Texas Employee Retirement Fund
                                                        (2004-Present); Trustee, The Hockaday School
                                                        (1997-2005); Director, Starwood Hotels and
                                                        Resorts (2001-Present); Member, Council on
                                                        Foreign Relations (1995-Present); Director,
                                                        Just For the Kids (1995-2001); Director, L&B
                                                        Realty Advisors (1998-2000); Trustee,
                                                        Teachers Retirement System of Texas
                                                        (1993-1999); Director, Starwood Financial
                                                        Trust (1998-2001); Trustee, St. Mark's
                                                        School of Texas (2002-Present); Trustee,
                                                        American Beacon Mileage Funds
                                                        (1996-Present); Trustee, American Beacon
                                                        Select Funds (1999-Present).




OFFICERS

                                       Term
                                     One Year

Rosemary K. Behan (47)       VP, Secretary and Chief    Vice President, Legal and Compliance,
                             Legal Officer since 2006   American Beacon Advisors, Inc.
                                                        (2006-Present); Assistant General Counsel,
                                                        First Command Financial Planning, Inc.
                                                        (2004-2006); Enforcement Attorney
                                                        (2002-2004) and Branch Chief (2000-2002),
                                                        Securities and Exchange Commission.

Brian E. Brett (45)                VP since 2004        Vice President, Director of Sales, American
                                                        Beacon Advisors, Inc. (2004-Present);
                                                        Regional Vice President, Neuberger Berman,
                                                        LLC (investment advisor) (1996-2004).

Nancy A. Eckl (43)           VP of Trust since 1990     Vice President, Trust Investments, American
                             and Master Trust since     Beacon Advisors, Inc. (1990-Present).
                                      1995
Michael W. Fields (52)        VP of Trust since 1989    Vice President, Fixed Income Investments,
                              and Master Trust since    American Beacon Advisors, Inc.
                                       1995             (1988-Present).

Rebecca L. Harris (39)         Treasurer since 1995     Vice President, Finance, American Beacon
                                                        Advisors, Inc. (1995-Present).

Christina E. Sears (34)      Chief Compliance Officer   Chief Compliance Officer (2004-Present) and
                               since 2004 and Asst.     Senior Compliance Analyst (1998-2004),
                               Secretary since 1999     American Beacon Advisors, Inc.



* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.



** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust and Master Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Trust's and Master Trust's sub-advisors.

     The Trust has an Audit and Compliance Committee ("Audit Committee"), consisting of Ms. Cline and Mr. O'Sullivan. Mr. Youngblood, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are "interested persons" of the Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust's Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trust and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust's financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; (d) to oversee the Trust's compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management's implementation and enforcement of the Trust's compliance policies and procedures ("Compliance Program"); and (e) to coordinate the Board's oversight of the Trust's Chief Compliance Officer in connection with his or her implementation of the Trust's Compliance Program. The Audit and Compliance Committee met four times during the fiscal years ended October 31, and December 31, 2005.



     The Trust has a Nominating and Governance Committee ("Nominating Committee") that is comprised of Messrs. Feld and Turner. Mr. Youngblood, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee's primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential "interested" members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met once during the fiscal years ended October 31, and December 31, 2005.



     The Trust has an Investment Committee that is comprised of Messrs. Bogart, Massman and Quinn. Mr. Youngblood, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee's primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met twice during the fiscal year ended October 31, 2005 and three times during the fiscal year ended December 31, 2005.



     The Trustees who owned shares of any Fund are listed in the following tables with the dollar range of their ownership in such Fund(s) and the Trust as a whole as of the calendar year ended December 31, 2005.



                                                INTERESTED
                                     --------------------------------
                                           QUINN             FELD
                                     ----------------   -------------
BALANCED                               Over $100,000         None
EMERGING MARKETS                       Over $100,000         None
ENHANCED INCOME                        Over $100,000         None
HIGH YIELD BOND                        Over $100,000         None
INTERMEDIATE BOND                      Over $100,000         None
INTERNATIONAL EQUITY                   Over $100,000         None
INTERNATIONAL EQUITY INDEX                 None              None
LARGE CAP GROWTH                           None              None
LARGE CAP VALUE                        Over $100,000         None
MID-CAP VALUE                          Over $100,000         None
MONEY MARKET                               None         Over $100,000
MUNICIPAL MONEY MARKET                     None              None
S&P 500 INDEX                              None              None
SHORT-TERM BOND                        Over $100,000         None
SMALL CAP INDEX                            None              None

                                                INTERESTED
                                     --------------------------------
                                           QUINN             FELD
                                     ----------------   -------------
SMALL CAP VALUE                        Over $100,000         None
TREASURY INFLATION PROTECTED SECS.   $50,001-$100,000        None
U.S. GOV'T MONEY MARKET                    None              None
   TRUST ON AN AGGREGATE BASIS         Over $100,000    Over $100,000



                                                                        NON-INTERESTED
                            -----------------------------------------------------------------------------------------------------
                                 BOGART            CLINE           MASSMAN         O'SULLIVAN          TURNER         YOUNGBLOOD
                            ---------------  ----------------  ---------------  ----------------  ----------------  -------------
BALANCED                          None             None        $10,001-$50,000        None              None          $1-$10,000
EMERGING MARKETS                  None             None              None             None              None            None
ENHANCED INCOME                   None             None              None             None              None            None
HIGH YIELD BOND                   None             None              None             None              None            None
INTERMEDIATE BOND                 None             None              None             None              None            None
INTERNATIONAL EQUITY              None        $10,001-$50,000  $10,001-$50,000     $1-$10,000           None            None
INTERNATIONAL EQUITY INDEX        None             None              None             None              None            None
LARGE CAP GROWTH                  None             None              None        $10,001-$50,000        None            None
LARGE CAP VALUE                   None             None              None        $10,001-$50,000        None            None
MID-CAP VALUE                     None             None              None             None         $10,001-$50,000      None
MONEY MARKET                 Over $100,000         None              None             None              None        Over $100,000
MUNICIPAL MONEY MARKET            None             None              None             None              None            None
S&P 500 INDEX                     None             None              None             None              None            None
SHORT-TERM BOND                   None             None              None       $50,001-$100,000        None            None
SMALL CAP INDEX                   None             None              None             None              None            None
SMALL CAP VALUE             $10,001-$50,000     $1-$10,000     $10,001-$50,000        None        $50,001-$100,000      None
TREASURY INFLATION
   PROTECTED SECS.                None             None              None             None              None            None
U.S. GOV'T MONEY MARKET           None             None              None             None              None            None
   TRUST ON AN AGGREGATE
      BASIS                  Over $100,000   $50,001-$100,000   Over $100,000     Over $100,000     Over $100,000   Over $100,000



     Prior to June 14, 2004, Mr. Massman was a trustee of the Fidelity Pension Trust, a qualified employee benefit trust established by Hunt Consolidated, Inc. Both Goldman Sachs Asset Management, L.P. ("GSAM") and Causeway Capital Management LLC ("Causeway") perform advisory services for the Fidelity Pension Trust. GSAM is a sub-advisor to the Large Cap Growth Fund and Causeway is a sub-advisor to the International Equity Fund. In addition, some of the separate accounts managed, on a discretionary basis, by investment managers for the benefit of the Fidelity Pension Trust, as well as other private trusts for which Mr. Massman, prior to June 14, 2004, served as trustee, have held shares of stock in Goldman, Sachs & Co., Legg Mason, Inc., Morgan Stanley and Principal Financial Group, and possibly other entities affiliated with certain sub-advisors of the Trust and Master Trust.



     As compensation for their service to the Trust, the American Beacon Mileage Funds, the American Beacon Select Funds and the Master Trust (collectively, the "Trusts"), Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) receive:



     - free air travel from American Airlines, Inc., an affiliate of the Manager (free travel also applies to Trustee's spouse);



     - reimbursement equal to the income tax on the value of the free air travel;



     - cash payment for the amount that a Trustee's annual flight service charges and income tax reimbursements are below $40,000 (effective January 1, 2006);



     -    $1,000 for each Board meeting attended (effective January 1, 2005);
          and



     -    $1,000 for each Committee meeting attended (effective January 1,
          2005).



Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to January 1, 2006, Mr. O'Sullivan received an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Effective January 1, 2006, Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,000 for each Board meeting attended and $1,000 for each Committee meeting attended. For his service as Chairman, Mr. Youngblood receives an additional annual payment of $10,000. Trustees are also reimbursed for any expenses incurred in attending Board meetings. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended October 31, 2005. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.

                             Aggregate          Pension or Retirement      Total Compensation
                         Compensation From   Benefits Accrued as Part of     From the Trusts
Name of Trustee              the Trust           the Trust's Expenses          (27 funds)
---------------          -----------------   ---------------------------   ------------------
INTERESTED TRUSTEES
William F. Quinn              $     0                     $0                     $     0
Alan D. Feld                  $10,470                     $0                     $32,248

NON-INTERESTED TRUSTEES
W. Humphrey Bogart            $ 9,715                     $0                     $29,218
Brenda A. Cline               $22,117                     $0                     $50,357
Ben Fortson*                  $ 2,980                     $0                     $ 7,610
Richard A. Massman            $15,559                     $0                     $42,263
Stephen D. O' Sullivan        $17,624                     $0                     $45,000
R. Gerald Turner              $ 3,677                     $0                     $14,225
Kneeland Youngblood           $16,047                     $0                     $45,641



* Mr. Fortson retired from the Trust effective February 28, 2002. He now serves as Trustee Emeritus.


     The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Ben Fortson currently serves as Trustee Emeritus to the Trusts.


     During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.



                    TRUSTEES AND OFFICERS OF THE INDEX TRUST



     Each non-interested Trustee is a member of the Index Trust's Audit Committee (the "Committee"). The principal responsibilities of the Committee are the appointment, compensation and oversight of the Index Trust's independent accountants, including the resolution of disagreements regarding financial reporting between Index Trust management and such independent accountants. The Committee's responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Index Trust, (ii) discuss with the independent accountants certain matters relating to the Index Trust's financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Index Trust's independent accountants and recommend that the Index Trust Board take appropriate action in response thereto to satisfy itself of the independent accountants' independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Index Trust's accounting and financial reporting policies and practices and internal controls and Index Trust management's responses thereto. The Index Trust Board has adopted a written charter for the Committee. The Committee has retained independent legal counsel to assist them in connection with these duties. The Committee met four times during the fiscal year ended December 31, 2005.



     Each non-interested Trustee is also a member of the Index Trust Board's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Trustees of the Index Trust and to recommend its nominees for consideration by the full Index Trust Board. While the Nominating Committee is solely responsible for the selection and nomination of the Index Trust's non-interested Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Index Trust interest holders as it deems appropriate. Index Trust interest holders who wish to recommend a nominee should send nominations to the Secretary of the Index Trust that include biographical information and set forth the qualifications of the proposed nominee. The Nominating Committee did not meet during the Index Trust's fiscal year ended December 31, 2005.


     Certain biographical and other information relating to the non-interested Trustees of the Index Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by FAM, Merrill Lynch Investment Managers, L.P. or their affiliates ("MLIM/FAM-advised funds") and other public directorships.


                                         TERM OF                                       NUMBER OF
                                         OFFICE**                                      MLIM/FAM-
                            POSITION       AND                                          ADVISED
                              HELD      LENGTH OF                                       FUNDS AND
NAME, ADDRESS* AND          WITH THE       TIME        PRINCIPAL OCCUPATION(S)         PORTFOLIOS
AGE OF TRUSTEE                TRUST       SERVED       DURING PAST FIVE YEARS           OVERSEEN           PUBLIC DIRECTORSHIPS
------------------         ----------  -----------  ----------------------------  --------------------  --------------------------
Donald W. Burton (61)        Trustee     Trustee    General Partner of the        23 registered         ITC DeltaCom Inc.
                                        since 2002  Burton Partnership, Limited   investment companies  (telecommunications);
                                                    Partnership (an Investment    consisting of 42      Knology, Inc.
                                                    Partnership) since 1979;      portfolios            (telecommunications);
                                                    Managing General Partner of                         Symbion, Inc. (healthcare)
                                                    the South Atlantic Venture
                                                    Funds since 1983; Member of
                                                    the Investment Advisory
                                                    Committee of the Florida
                                                    State Board of
                                                    Administration since 2001.

Laurie Simon Hodrick (43)    Trustee     Trustee    Professor of Finance and      23 registered         None
                                        since 2000  Economics, Graduate School    investment companies
                                                    of Business, Columbia         consisting of 42
                                                    University since 1998;        portfolios
                                                    Associate Professor of
                                                    Finance and Economics,
                                                    Graduate School of Business,
                                                    Columbia University from
                                                    1996 to 1998.

John F. O'Brien (62)         Trustee     Trustee    President and Chief           23 registered         ABIOMED (medical device
                                        since 2005  Executive Officer of          investment companies  manufacturer), Cabot
                                                    Allmerica Financial           consisting of 42      Corporation
                                                    Corporation (financial        portfolios            (manufacturing), LKQ
                                                    services holding company)                           Corporation (auto parts
                                                    from 1995 to 2002 and                               manufacturing) and TJX
                                                    Director from 1995 to 2003;                         Companies, Inc. (retailer)
                                                    President of Allmerica
                                                    Investment Management Co.,
                                                    Inc. (investment adviser)
                                                    from 1989 to 2002, Director
                                                    from 1989 to 2002 and
                                                    Chairman of the Board from
                                                    1989 to 1990; President,
                                                    Chief Executive Officer and
                                                    Director of First Allmerica
                                                    Financial Life Insurance
                                                    Company from 1989 to 2002;
                                                    and Director of various
                                                    other Allmerica Financial
                                                    companies until 2002;
                                                    Currently Director since
                                                    1989 and since 2004 member
                                                    of the Governance Nominating
                                                    Committee; Member of the
                                                    Compensation Committee of
                                                    ABIOMED since 1989 and
                                                    Member of the Audit
                                                    Committee ABIOMED from 1990
                                                    to 2004; Director and member
                                                    of the Governance and
                                                    Nomination Committee of
                                                    Cabot Corporation and member
                                                    of the Audit Committee since
                                                    1990;Director and member of
                                                    the Audit Committee and
                                                    Compensation Committee of
                                                    LKQ Corporation from 2003;
                                                    and Lead Director of TJX
                                                    Companies, Inc. since 1999;
                                                    Trustee of the Woods Hole
                                                    Oceanographic Institute
                                                    since 2003.

David H. Walsh (64)          Trustee     Trustee    Consultant with Putnam        23 registered
                                        since 2003  Investments from 1993 to      investment companies
                                                    2003 and employed in various  consisting of 42
                                                    capacities therewith from     portfolios
                                                    1971 to 1992; Director, the
                                                    National Audubon Society
                                                    since 1998; Director, the
                                                    American Museum of Fly
                                                    Fishing since 1998.

Fred G. Weiss (64)           Trustee     Trustee    Managing Director of FGW      23 registered         Watson Pharmaceutical Inc.
                                        since 2000  Associates since 1997; Vice   investment companies  (pharmaceutical company)
                                                    President, Planning           consisting of 42
                                                    Investment, and Development   portfolios
                                                    of Warner Lambert Co. from
                                                    1979 to 1997; Director of
                                                    BTG International PLC
                                                    (global technology
                                                    commercialization company)
                                                    since 2001; Director of the
                                                    Michael J. Fox Foundation
                                                    for Parkinson's Research
                                                    since 2000.


* The address of each non-interested Trustee is P.O. Box 9095, Princeton, New Jersey 08543-9095.

** Each Trustee serves until his or her successor is elected and qualified or until his or her death, resignation, or removal as provided in the Fund's by-laws, charter or by statute, or until December 31 of the year in which he or she turns 72.

     Certain biographical and other information regarding the Trustee who is an officer and an "interested person" of the Index Trust as defined in the 1940 Act and to the other officers of the Index Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in MLIM/FAM-advised Funds and public directorships held.

                                        TERM OF                                       NUMBER OF
                                        OFFICE**                                      MLIM/FAM-
                           POSITION       AND                                          ADVISED
                             HELD      LENGTH OF                                       FUNDS AND
NAME, ADDRESS* AND         WITH THE       TIME        PRINCIPAL OCCUPATION(S)         PORTFOLIOS
AGE                          TRUST       SERVED        DURING PAST FIVE YEARS          OVERSEEN           PUBLIC DIRECTORSHIPS
------------------        ----------  -----------  ----------------------------  --------------------  --------------------------
Robert C. Doll, Jr.**      President   President   President of                  131 registered        None
(51)                          and         and      MLIM/FAM-advised funds since  investment companies
                            Trustee   Trustee****  2005; President of MLIM and   consisting of 177
                                       since 2005  FAM since 2001; Co-Head       portfolios
                                                   (Americas Region) thereof
                                                   from 2000 to 2001 and Senior
                                                   Vice President thereof from
                                                   1999 to 2001; Director of
                                                   Princeton Services, Inc.
                                                   ("Princeton Services") since
                                                   2001; President of Princeton
                                                   Administrators, L.P.
                                                   ("Princeton Administrators")
                                                   since 2001;; Chief
                                                   Investment Officer of
                                                   Oppenheimer Funds, Inc. in
                                                   1999 and Executive Vice
                                                   President thereof from 1991
                                                   to 1999.

Donald C. Burke (45)          Vice        Vice     First Vice President of MLIM  124 registered        None
                           President   President   since 1997 and the Treasurer  investment companies
                              and     since 1996   thereof since 1999; Senior    consisting of 163
                           Treasurer      and      Vice President and Treasurer  portfolios
                                       Treasurer   of Princeton Services since
                                      since 1999   1999 and Director since
                                                   2004; Vice President of FAMD
                                                   since 1999; Vice President
                                                   of MLIM from 1990 to 1997;
                                                   Director of Taxation of MLIM
                                                   from 1990 to 2001; Vice
                                                   President, Treasurer and
                                                   Secretary of the IQ Funds
                                                   since 2004.

Frank Viola (39)             Vice         Vice     Managing Director of MLIM     7 registered          None
                           President   President   and head of the Global Fixed  investment companies
                                       since 2002  Income Structured Asset Team  consisting of 5
                                                   since 2002. Director (Global  portfolios
                                                   Fixed Income) of MLIM from
                                                   2000 to 2001 and Vice
                                                   President from 1996 to 2000.

Vincent J. Costa (43)        Vice         Vice     Managing Director of MLIM     9 registered          None
                           President   President   since 2005; Head of           investment companies
                                      since 2005   Quantitative Investments at   consisting of 16
                                                   MLIM since 2004; Director of  portfolios
                                                   MLIM from 1999 to 2005.

Jeffrey L. Russo (38)        Vice         Vice     Director of MLIM since 2004;  9 registered          None
                           President   President   Vice President of MLIM from   investment companies
                                       since 2005  1999 to 2004.                 consisting of 13
                                                                                 portfolios

Debra L. Jelilian (38)       Vice         Vice     Director of MLIM since 1999.  9 registered          None
                           President   President                                 investment companies
                                       since 2005                                consisting of 13
                                                                                 portfolios

Jeffrey Hiller (54)          Chief      Chief      Chief Compliance Officer of   140 registered        None
                          Compliance   Compliance  the MLIM/FAM-advised funds;   investment companies
                            Officer     Officer    First Vice President and      consisting of 186
                                       since 2004  Chief Compliance Officer of   portfolios
                                                   MLIM (Americas) since 2004;
                                                   Chief Compliance Officer of
                                                   the IQ Funds since 2004;
                                                   Global Director of
                                                   Compliance at Morgan Stanley
                                                   Investment Management from
                                                   2002 to 2004; Managing
                                                   Director and Global Director
                                                   of Compliance at Citigroup
                                                   Asset Management from 2000
                                                   to 2002; Chief Compliance
                                                   Officer at Soros Fund
                                                   Management in 2000; Chief
                                                   Compliance Officer at
                                                   Prudential Financial from
                                                   1995 to 2000; Senior Counsel
                                                   in the SEC's Division of
                                                   Enforcement in Washington,
                                                   DC from 1990 to 1995.

Alice A. Pellegrino (45)   Secretary   Secretary   Director (Legal Advisory) of  132 registered        None
                                       since 2004  MLIM since 2002; Vice         investment companies
                                                   President of MLIM from 1999   consisting of 178
                                                   to 2002; Attorney associated  portfolios
                                                   with MLIM since 1997;
                                                   Secretary of MLIM, FAM, FAMD
                                                   and Princeton Services since
                                                   2004; Secretary of MLIM,
                                                   FAM, FAMD and Princeton
                                                   Services since 2004.


* The address for each officer listed is P.O. Box 9011, Princeton, New Jersey 08543-9011.

** Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment advisor. Mr. Doll is an "interested person," as defined in the 1940 Act, of the Index Trust based on his positions with FAM, MLIM, Princeton Services and Princeton Administrators.

*** Elected by and serves at the pleasure of the Board of Trustees of the Index Trust.

**** As a Trustee, Mr. Doll serves until his successor is elected and qualified, until December 31 of the year in which he turns 72, or until earlier of his death, resignation, or removal as provided in the Index Trust's by-laws, charter or by statute.


     The Index Trust pays each non-interested Trustee a combined fee for service on the Board and the Audit Committee of $10,000 per year plus $1,000 per in-person Board meeting attended and $1,000 per in-person Audit

Committee meeting attended. The Index Trust pays the Chairman of the Audit Committee an additional fee of $2,000 per year. Each non-interested Trustee also receives an aggregate fee of $3,000 for each special in-person meeting attended, which is allocated equally among all the applicable MLIM/FAM-advised funds overseen by the Trustees. The Index Trust reimburses each non-interested Trustee for his or her out-of-pocket expenses relating to attendance at Board, Audit Committee and Nominating Committee meetings. Mr. O'Brien was not elected as a Trustee until February 2005.



                              Aggregate            Pension or Retirement
                        Compensation from the   Benefits Accrued as Part of   Aggregate Compensation from Index
Name of Trustee              Index Trust           Index Trust Expenses        Trust and MLIM/FAM Advised Funds
---------------         ---------------------   ---------------------------   ---------------------------------
Donald W. Burton               $18,000                      None                           $200,500
Laurie Simon Hodrick           $18,000                      None                           $200,500
John Francis O'Brien*          $14,333                      None                           $206,083
David H. Walsh                 $18,000                      None                           $200,500
Fred G. Weiss**                $20,000                      None                           $230,000



* Mr. O'Brien became a Trustee of the Index Trust and a director or trustee of certain other MLIM/FAM Advised Funds in 2005.



**   Chairman of the Board and Audit Committee.



     Information relating to each Index Trust Trustee's share ownership in the Index Trust and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee ("Supervised Merrill Lynch Funds") as of December 31, 2005 is set forth in the chart below.



                           Aggregate Dollar Range of    Aggregate Dollar Range of Securities
Name                       Equity in the Index Trust   in All Supervised Merrill Lynch Funds
----                       -------------------------   -------------------------------------
Interested Trustee:
   Robert C. Doll, Jr.                None                         Over $100,000
Non-Interested Trustees:
   Donald W. Burton                   None                              None
   Laurie Simon Hodrick               None                         Over $100,000
   John Francis O'Brien*              None                              None
   David H. Walsh                     None                         over $100,000
   Fred G. Weiss                 over $100,000                     over $100,000



* Mr. O'Brien became a Trustee of the Index Trust and a director or trustee of certain other MLIM/FAM Advised Funds in 2005.



As of February 1, 2006, the Trustees and officers of the Index Trust as a group owned an aggregate of less than 1% of the outstanding shares of the Fund. As of December 31, 2005, none of the non-interested Trustees of the Index Trust or their immediate family members owned beneficially or of record any securities of Merrill Lynch & Co., Inc. ("ML & Co.").



     Additional information regarding the management of the Index Portfolios may be found in the statement of additional information for the Quantitative Master Series Trust, SEC File No. 811-7885. Shareholders may access this information on the SEC's website at www.sec.gov.


             TRUSTEES AND OFFICERS OF THE EQUITY 500 INDEX PORTFOLIO

     The Equity 500 Index Portfolio Board is responsible for generally overseeing the Equity 500 Index Portfolio's business. The Trustees and officers of the Equity 500 Index Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.


                                                                                             NUMBER OF
                                                                                             FUNDS IN
                                                                                               FUND            OTHER
                                     POSITION(S)   TERM OF OFFICE                             COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND DATE              HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION    OVERSEEN         HELD BY
OF BIRTH ("DOB")                     TRUST           TIME SERVED    DURING PAST FIVE YEARS  BY TRUSTEE        TRUSTEE
-----------------------              -----------   --------------   ----------------------  ----------  --------------------
INDEPENDENT TRUSTEES
Michael F. Holland                   Trustee and  Term: Indefinite  Chairman, Holland &         12      Trustee, State
Holland & Company, LLC               Chairman of                    Company L.L.C.                      Street Institutional
375 Park Avenue                      the Board    Elected: 2/00     (investment advisor)                Investment Trust;
New York, NY 10152                                                  (1995 - present).                   Director, the
                                                                                                        Holland Series Fund,
DOB: July 7, 1944                                                                                       Inc.; and Director,
                                                                                                        The China Fund, Inc.

                                                                                             NUMBER OF
                                                                                             FUNDS IN
                                                                                               FUND            OTHER
                                     POSITION(S)   TERM OF OFFICE                             COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND DATE               HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION    OVERSEEN         HELD BY
OF BIRTH ("DOB")                        TRUST        TIME SERVED    DURING PAST FIVE YEARS  BY TRUSTEE        TRUSTEE
-----------------------              -----------  ----------------  ----------------------  ----------  --------------------
William L. Boyan                       Trustee    Term: Indefinite  Trustee of Old Mutual       12      Trustee, State
State Street Master Funds                                           South Africa Master                 Street Institutional
P.O. Box 5049                                     Elected: 2/00     Trust (investments)                 Investment Trust;
Boston, MA 02206                                                    (1995 - present);                   and Trustee, Old
                                                                    Chairman emeritus,                  Mutual South Africa
DOB: January 20, 1937                                               Children's Hospital                 Master Trust
                                                                    (1984 - present);
                                                                    Director, Boston Plan
                                                                    For Excellence
                                                                    (non-profit), (1994 -
                                                                    present); President
                                                                    and Chief Operations
                                                                    Officer, John Hancock
                                                                    Mutual Life Insurance
                                                                    Company (1959 - 1999).
                                                                    Mr. Boyan retired in
                                                                    1999.

Rina K. Spence                         Trustee    Term: Indefinite  President, SpenceCare       12      Trustee, State
7 Acacia Street                                                     International LLC                   Street Institutional
Cambridge, MA 02138                               Elected: 2/00     (1998 - present);                   Investment Trust;
                                                                    Member of the Advisory              Director of
DOB: October 24, 1948                                               Board, Ingenium Corp.               Berkshire Life
                                                                    (technology company)                Insurance Company of
                                                                    (2001 - present);                   America; and
                                                                    Chief Executive                     Director, IEmily.com
                                                                    Officer, IEmily.com
                                                                    (internet company)
                                                                    (2000 - 2001); Chief
                                                                    Executive Officer of
                                                                    Consensus
                                                                    Pharmaceutical, Inc.
                                                                    (1998-1999); Founder,
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Spence Center for
                                                                    Women's Health (1994 -
                                                                    1998); Trustee,
                                                                    Eastern Enterprise
                                                                    (utilities) (1988 -
                                                                    2000).

Douglas T. Williams                    Trustee    Term: Indefinite  Executive Vice              12      Trustee, State
State Street Master Funds                                           President of Chase                  Street Institutional
P.O. Box 5049                                     Elected: 2/00     Manhattan Bank (1987 -              Investment Trust
Boston, MA 02206                                                    1999). Mr. Williams
                                                                    retired in 1999.
DOB: December 23, 1940

OFFICERS:

James E. Ross                         President   Term: Indefinite  President, SSgA Funds       --      --
SSgA Funds                                                          Management, Inc. (2005
Management, Inc.                                  Elected: 4/05     - present); Principal,
State Street Financial                                              SSgA Funds Management,
Center                                                              Inc. (2001 - present);
One Lincoln Street                                                  Principal, State
Boston, MA 02111                                                    Street Global Advisers
                                                                    (March 2000 -
DOB June 24, 1965                                                   present); Vice
                                                                    President, State
                                                                    Street Bank and Trust
                                                                    Company (1998 - March
                                                                    2000).

                                                                                             NUMBER OF
                                                                                             FUNDS IN
                                                                                               FUND            OTHER
                                     POSITION(S)   TERM OF OFFICE                             COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND DATE               HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION    OVERSEEN         HELD BY
OF BIRTH ("DOB")                        TRUST        TIME SERVED    DURING PAST FIVE YEARS  BY TRUSTEE        TRUSTEE
-----------------------              -----------  ----------------  ----------------------  ----------  --------------------
Gary L. French                        Treasurer   Term: Indefinite  Senior Vice President       --      --
State Street Bank and                                               of State Street Bank
Trust Company                                     Elected: 5/05     and Trust Company
2 Avenue de Lafayette                                               (2002 - present);
Boston, MA 02111                                                    Managing Director,
                                                                    Deutsch Bank
DOB: July 4, 1951                                                   (including its
                                                                    predecessor, Scudder
                                                                    Investments), Fund
                                                                    Operations Unit (2001
                                                                    - 2002); President,
                                                                    UAM Fund Services 1995
                                                                    - 2001).

Julie A. Tedesco                      Secretary   Term: Indefinite  Vice President and          --      --
State Street Bank and Trust Company                                 Counsel of State
225 Franklin Street                               Elected: 5/00     Street Bank and Trust
Boston, MA 02110                                                    Company (2000 -
                                                                    present); Counsel of
DOB: September 30, 1957                                             First Data Investor
                                                                    Services Group, Inc.
                                                                    (1994 - 2000).

Peter A. Ambrosini                      Chief     Term: Indefinite  Senior Principal and        --      --
SSgA Funds Management, Inc.           Compliance                    Chief Compliance and
State Street Financial Center          Officer    Elected: 5/04     Risk Management
One Lincoln Street                                                  Officer of SSgA Funds
Boston, MA 02110                                                    Management, Inc. and
                                                                    State Street Global
DOB: December 17, 1943                                              Advisors
                                                                    (2001-present); and
                                                                    Managing Director,
                                                                    PricewaterhouseCoopers
                                                                    LLP (1986 - 2001).


     The By-Laws of the Equity 500 Index Portfolio provide that it shall indemnify each person who is or was a Trustee of the Equity 500 Index Portfolio against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings, if the person in good faith and reasonably believes that his or her conduct was in the Equity 500 Index Portfolio's best interest. The Equity 500 Index Portfolio, at its expense, provides liability insurance for the benefit of its Trustees and officers.


     Each Trustee receives for his or her services a $20,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting. The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2005.



                                 Aggregate      Pension or Retirement    Estimated Annual   Total Compensation from
                               Compensation   Benefits Accrued as Part     Benefits Upon     Trust and Fund Complex
Name/Position                   from Trust        of Trust Expenses         Retirement          Paid to Trustees
-------------                  ------------   ------------------------   ----------------   -----------------------
William L. Boyan, Trustee         $30,000                $0                     $0                  $30,000
Michael F. Holland, Trustee       $30,000                $0                     $0                  $30,000
Rina K. Spence, Trustee           $30,000                $0                     $0                  $30,000
Douglas T. Williams, Trustee      $30,000                $0                     $0                  $30,000



     The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee of the State Street Master Funds as of December 31, 2005.




                                                             Aggregate Dollar Range of Equity Securities
                                                                in All Registered Investment Companies
                      Dollar Range of Equity Securities in         Overseen by Trustee in Family of
Name of Trustee                     the Trust                            Investment Companies
---------------       ------------------------------------   -------------------------------------------
William L. Boyan                      None                                       None
Michael F. Holland                    None                                       None
Rina K. Spence                        None                                       None
Douglas T. Williams                   None                                       None

                                 CODE OF ETHICS

     The Manager, the Trust, SSgA, FAM and the sub-advisors have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, the Manager's and Trust's Codes require employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.

                              PROXY VOTING POLICIES


     From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager and sub-advisors vote such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Funds' shareholders and the Manager, the sub-advisors or their affiliates. Please see Appendix A for a copy of the Policy, as amended. Each Fund's proxy voting record for the most recent year ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC's website.


     As noted in the Policy, proxy voting for the Funds that invest primarily in the securities of foreign issuers has been delegated to such Funds' sub-advisors. The International Equity and Emerging Markets Funds have each adopted the proxy voting policies and procedures of their respective sub-advisors for the portion of each Fund's assets under management by that sub-advisor. Each sub-advisor's proxy voting policy and procedures are summarized (or included in their entirety) in Appendix B.

     The proxy voting policy for each Index Portfolio is included in Appendix C.


                       CONTROL PERSONS AND 5% SHAREHOLDERS



     Set forth below are the entities or persons that own more than 5% of the outstanding shares of a Fund or Class as of January 31, 2006, including classes of shares not included in this SAI. Entities or persons owning more than 25% of the outstanding shares of a Fund may be deemed to control that Fund. The actions of an entity or person that controls a Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over that Fund or large redemptions by a control person could cause a Fund's other shareholders to pay a higher pro rata portion of the Fund's expenses. All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds. As of the March 1, 2006 inception of the PlanAhead Class of the Mid-Cap Value Fund, the Manager owned 100% of the shares of the PlanAhead Class of the Fund.



                                                   Institutional   PlanAhead   Service    AMR
Balanced Fund                         Total Fund       Class         Class      Class    Class
-------------                         ----------   -------------   ---------   -------   -----
Employee Benefit Plans of AMR             87%                                             100%
   Corporation and its subsidiary
   companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

American Beacon Advisors, Inc.                                                   93%
   P.O. Box 619003
   Dallas, TX 75261-9003

C.R. Smith Museum                                       33%
   P.O. Box 619617 MD 808
   DFW Airport, TX 75261-9617

Community Foundation of North Texas                      9%
   306 W 7th St Ste 306
   Fort Worth, TX 76102

G&L Family Partners Ltd.                                 7%
   4611 Meandering Way
   Colleyville, TX 76034

Charles Schwab & Co. *                                                32%*
   9601 E. Panorama Circle
   Englewood, CO 80112

Fidelity Investments Institutional                                    13%*
   Operations Co. Inc.*
   100 Magellan Way KW1C
   Covington, KY 41015

                                                   Institutional   PlanAhead   Service    AMR
Balanced Fund                         Total Fund       Class         Class      Class    Class
-------------                         ----------   -------------   ---------   -------   -----
National Financial Services Corp.*                                    21%*
   200 Liberty Street
   New York, NY 10281

National Financial Services Corp.*                      21%*
   P.O. Box 3908
   New York, NY 10163-3908

Charles Schwab & Co.*                                    8%*
   101 Montgomery Street
   San Francisco, CA 94104-4122


*    Denotes record owner of Fund shares only


                                                   Institutional   PlanAhead    AMR
Emerging Markets Fund                 Total Fund       Class         Class     Class
---------------------                 ----------   -------------   ---------   -----
Employee Benefit Plans of AMR             87%                                   100%
   Corporation and its subsidiary
   companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

Richard & Jacqueline Hollander                          24%
   ttees fbo Hollander Family Trust
   1381 Moraga Dr.
   Los Angeles, CA 90049

Akin, Gump, Strauss, Hauer & Feld                       33%
   Co-Mingled Qualified Plan
   Partnership
   1700 Pacific Ave. Ste. 4100
   Dallas, TX 75201

PGH Foundation - Combined Fund*                         10%*
   P.O. Box 94984
   Cleveland, OH 44101-4984

William F. and Doreen J. Quinn                           8%
   1108 Loch Lomond Ct.
   Arlington, TX 76012

Akin, Gump, Strauss, Hauer & Feld                        6%
  Non-Qualified Plan Partnership
   1700 Pacific Ave. Ste. 4100
   Dallas, TX 75201

National Financial Services Corp.*                                    27%*
   200 Liberty Street
   New York, NY 10281

Peter Dolara, IRA                                                     14%
   901 Ponce De Leon 8th Floor
   Coral Gables, FL 33134

Wells Fargo Bank N.A.                                   12%*
   P.O. Box 1533
   Minneapolis, MN 55480-1533



*    Denotes record owner of Fund shares only



                                                   PlanAhead
Enhanced Income Fund                  Total Fund     Class
--------------------                  ----------   ---------
Penbat FBO PH&H                           99%         99%
   7650 Magna Drive
   Belleville, IL 62223-3366


*    Denotes record owner of Fund shares only


                                                    Institutional   PlanAhead   Service
High Yield Bond Fund                   Total Fund       Class         Class      Class
--------------------                   ----------   -------------   ---------   -------
Employee Benefit Plans of AMR               6%           15%
   Corporation and its subsidiary
   companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

Charles Schwab & Co. Inc.*                 15%*          16%*          14%*
   101 Montgomery Street
   San Francisco, CA 94104

                                                    Institutional   PlanAhead   Service
High Yield Bond Fund                   Total Fund       Class         Class      Class
--------------------                   ----------   -------------   ---------   -------
Sabre Legacy Plan*                          6%*          9%*
   C/O Fidelity Management Trust Co.
   82 Devonshire St, # 21M
   Boston, MA 02109

National Financial Services LLC*                                       12%*
   200 Liberty St., 5th Floor
   New York, NY 10281

Penbat C/F PH&H                            22%                         69%
   7650 Magna Drive
   Belleville, IL 62223-3366

Trustlynx & Co. C/F                                                               97%
Company 00M66
   P.O. Box 173736
   Denver, CO 80217-3736


*    Denotes record owner of Fund shares only


                                                    Institutional   PlanAhead
Intermediate Bond Fund                 Total Fund       Class         Class
----------------------                 ----------   -------------   ---------
Employee Benefit Plans of AMR              98%*          98%*
   Corporation and its subsidiary
   companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

Pershing LLC*                                                           8%*
   P.O. Box 2052
   Jersey City, NJ 07303-2052

Larry Rheuben Harmon, IRA                                              33%
   12368 Reata Ct.
   San Diego, CA 92128

Elizabeth A. Loda                                                       7%
   322 Dulles Road
   Des Plaines, IL 60016

National Financial Services Corp.*                                      9%*
   200 Liberty Street
   New York, NY 10281


*    Denotes record owner of Fund shares only


                                                   Institutional   PlanAhead   Service    AMR
International Equity Fund             Total Fund       Class         Class      Class    Class
-------------------------             ----------   -------------   ---------   -------   -----
Employee Benefit Plans of AMR             19%                                             100%
   Corporation and its subsidiary
   companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

Charles Schwab & Co. Inc.*                20%*          37%*
   101 Montgomery Street
   San Francisco, CA 94104

NABank & Co.*                                            5%*
   P.O. Box 2180
   Tulsa, OK 74101-2180

National Financial Services Corp.*         8%*                        33%*
   200 Liberty Street
   New York, NY 10281

Charles Schwab & Co.*                      7%*                        28%*
   9601 E. Panorama Circle
   Englewood, CO 80112

Fidelity Investments Institutional                                    14%*
   Operations Co. Inc.*
   100 Magellan Way KW1C
   Covington, KY 41015

Saxon and Co*                                                                    25%*
   P.O. Box 7780-1888
   Philadelphia, PA 19182

Wilmington Trust Company*                                                        26%*
   P.O. Box 8880
   Wlimington, DE 19899-8880

Trustlynx & Co. C/F                                                              15%
Company 00M66

                                                   Institutional   PlanAhead   Service    AMR
International Equity Fund             Total Fund       Class         Class      Class    Class
-------------------------             ----------   -------------   ---------   -------   -----
   P.O. Box 173736
   Denver, CO 80217-3736

SEI Private Trust Co.                                                            29%
   One Freedom Valley Drive
   Oaks, PA 19456



*    Denotes record owner of Fund shares only



                                                   Institutional
International Equity Index Fund       Total Fund       Class
-------------------------------       ----------   -------------
Employee Benefit Plans of AMR            53%            53%
   Corporation and its subsidiary
   companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

Nationwide Insurance Company*            40%*           40%*
   P.O. Box 182029
   Columbus, OH 43218-2029

Mac & Co.*                                5%*            5%*
   P.O. Box 3198
   Pittsburgh, PA 15230-3198


*    Denotes record owner of Fund shares only


                                                   Institutional   PlanAhead    AMR
Large Cap Growth Fund                 Total Fund       Class         Class     Class
---------------------                 ----------   -------------   ---------   -----
Employee Benefit Plans of AMR            100%                                    100%
   Corporation and its subsidiary
   companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

National Financial Services Corp.*                      99%*
   P.O. Box 3908
   New York, NY 10163-3908



*    Denotes record owner of Fund shares only



                                                   Institutional   PlanAhead   Service    AMR
Large Cap Value Fund                  Total Fund       Class         Class      Class    Class
--------------------                  ----------   -------------   ---------   -------   -----
Employee Benefit Plans of AMR            37%                                              100%
   Corporation and its subsidiary
   companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

NABank & Co.*                                           11%*
   P.O. Box 2180
   Tulsa, OK 74101-2180

National Financial Services Corp.*                      11%*
   P.O. Box 3908
   New York, NY 10163-3908

Charles Schwab & Co. Inc.*                              14%*
   101 Montgomery St
   San Francisco, CA 94104

National Financial Services Corp.*       13%*                         28%*
   200 Liberty Street
   New York, NY 10281

Charles Schwab & Co.*                     9%*                         18%*
   9601 E. Panorama Circle.
   Englewood, CO 80112

Fidelity Investments Institutional       14%*           25%*          22%*
   Operations Co. Inc.*
   100 Magellan Way KW1C
   Covington, KY 41015

Wachovia Bank*                                                                   81%*
   1525 West WT Harris Blvd.
   Charlotte, NC 28288-0001

Saxon and Co.*                                                                   19%*
   P.O. Box 7780-1888
   Philadelphia, PA 19182-0001


*    Denotes record owner of Fund shares only

                                                         Institutional    AMR
Mid-Cap Value Fund                          Total Fund       Class       Class
------------------                          ----------   -------------   -----
Employee Benefit Plans of AMR Corporation       96%                       100%
   and its subsidiary companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

William F. and Doreen J. Quinn                                10%
   1108 Loch Lomond Ct.
   Arlington, TX 76012

Pershing LLC                                                  43%
   P.O. Box 2052.
   Jersey City, NJ 07303-2052



*    Denotes record owner of Fund shares only



                                        Total   Institutional   PlanAhead
Money Market Fund                        Fund       Class         Class
-----------------                       -----   -------------   ---------
NABank & Co.*                                        18%*
   P.O. Box 2180
   Tulsa, OK 74101-2180

Transco & Company*                                   12%*
   P.O. Box 523
   Belleville, IL 62222-0523

Cos-Mar Company*                                     13%*
   P.O. Box 674411
   Houston, TX 77267-4411

Global Financial Services Inc.                        9%
   5501 Independence Pkwy, Ste 314
   Plano, TX 75023

Mail Holdings L P Partnership*                        8%*
   125 E John Carpenter Fwy
   Irving, TX 75062-2709

National Investor Services Corp.*        28%*                      74%*
   55 Water Street, 32nd Floor
   New York, NY 10041

SEI Trust Company c/o Treasury Point*    24%*
   1 Freedom Valley Dr.
   Oaks, PA 19456

Goldman Sachs Global Cash Services*      14%*
   71 South Wacker Drive, Suite 500
   Chicago, IL 60606-4637

SSGA High Yield Bond Fund                             6%
   1 Heritage Drive
   North Quincy, MA 02171-2105

Penbat C/F PH&H                                                    12%
   7650 Magna Drive
   Belleville, IL 62223-3366



*    Denotes record owner of Fund shares only



                                                 PlanAhead
Municipal Money Market Fund         Total Fund     Class
---------------------------         ----------   ---------
National Investor Services Corp.*      97%*         91%*
   55 Water Street, 32nd Floor
   New York, NY 10041

Gail J. Eggano                                       8%
   3204 North Hill Drive
   Tupelo, MS 38804-9788


*    Denotes record owner of Fund shares only


                                                         Institutional   PlanAhead
S&P 500 Index Fund                          Total Fund       Class         Class
------------------                          ----------   -------------   ---------
Employee Benefit Plans of AMR Corporation       73%           90%
   and its subsidiary companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

Charles Schwab & Co. *                          10%*           9%*          18%*
   9601 E. Panorama Circle
   Englewood, CO 80112

                                                         Institutional   PlanAhead
S&P 500 Index Fund                          Total Fund       Class         Class
------------------                          ----------   -------------   ---------
National Financial Services Corp.*              12%*                        62%*
   200 Liberty Street
   New York, NY 10281


*    Denotes record owner of Fund shares only


                                                         Institutional   PlanAhead
Short-Term Bond Fund                        Total Fund       Class         Class
--------------------                        ----------   -------------   ---------
Employee Benefit Plans of AMR Corporation       85%           95%
   and its subsidiary companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

National Financial Services Corp.*               8%*                        77%*
   200 Liberty Street
   New York, NY 10281

Fidelity Investments Institutional                                           7%*
   Operations Co. Inc.*
   100 Magellan Way KW1C
   Covington, KY 41015



*    Denotes record owner of Fund shares only



                                                         Institutional
Small Cap Index Fund                        Total Fund       Class
--------------------                        ----------   -------------
Employee Benefit Plans of AMR Corporation       99%           99%
   and its subsidiary companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155


*    Denotes record owner of Fund shares only


                                            Total   Institutional   PlanAhead   Service    AMR
Small Cap Value Fund                         Fund       Class         Class      Class    Class
--------------------                        -----   -------------   ---------   -------   -----
Employee Benefit Plans of AMR Corporation    14%                                           100%
and its subsidiary companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155

Charles Schwab & Co.*                        11%*        10%*          17%*
   101 Montgomery Street
   San Francisco, CA 94104

Saxon and Co.*                                                                    11%*
   P.O. Box 7780-1888
   Philadelphia, PA 19182-0001

Fidelity Investments Institutional           25%*        20%*          39%*
   Operations Co. Inc.*
   100 Magellan Way KW1C
   Covington, KY 41015

National Financial Services Corp.*            5%*                      12%*
   P.O. Box 3908
   New York, NY 10163-3908

Metlife RP Reliance Trust Company*                                                15%*
   2 Montgomery Street.
   Jersey City, NJ 07302-3802

Hartford Life Separate Account                                                    11%
   P.O. Box 2999
   Hartford, CT 06104-2999



*    Denotes record owner of Fund shares only



                                                            Institutional
Treasury Inflation Protected Securities Fund   Total Fund       Class
--------------------------------------------   ----------   -------------
Employee Benefit Plans of AMR Corporation         100%           100%
   and its subsidiary companies
   4333 Amon Carter Boulevard
   Fort Worth, TX 76155


*    Denotes record owner of Fund shares only

                                                 PlanAhead
U.S. Government Money Market Fund   Total Fund     Class
---------------------------------   ----------   ---------
Muir & Co.                              8%          68%
   c/o Frost National Bank
   P.O. Box 2479
   San Antonio, TX 78298-2479

National Investor Services Corp.*      21           31%*
   55 Water Street, 32nd Floor
   New York, NY 10041

Transco & Co.*                         67%*
   105 N. Main St.
   Wichita, KS 67202


*    Denotes record owner of Fund shares only

                         INVESTMENT ADVISORY AGREEMENTS

     The Funds' sub-advisors are listed below with information regarding their controlling persons or entities. According to the 1940 Act, a person or entity with control with respect to an investment advisor has "the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company." Persons and entities affiliated with each sub-advisor are considered affiliates for the portion of Fund assets managed by that sub-advisor.


                                                                                                         Nature of Controlling
Sub-Advisor                                Controlling Person/Entity                Basis of Control   Person/Entity's Business
-----------                                -------------------------              -------------------  ------------------------
Barrow, Hanley, Mewhinney &           Old Mutual Asset Managers (US) LLC              Parent Co.          Financial Services
Strauss, Inc.

Brandywine Asset Management,                   Legg Mason, Inc.                       Parent Co.          Financial Services
LLC

Brown Brothers Harriman & Co.                        None                                 N/A                     N/A

Calamos Advisors LLC                    Calamos Asset Management, Inc.                Parent Co.          Financial Services

Causeway Capital Management         Sarah H. Ketterer and Harry W. Hartford          Officers and         Financial Services
LLC                                                                                     Owners            Financial Services

Dreman Value Management, LLC      Dreman Family 1988 Trust, Holly A. Dreman,        Majority Owners       Financial Services
                                    Carlyn S. McCaffrey, Solomon B. Dreman
                                 David N. Dreman, Lloyd Jagai, Nelson Woodard,      Minority Owners
                                        Thomas Littauer, Lee Delaporte,
                                               James Hutchinson

Goldman Sachs Asset                          Goldman, Sachs & Co.                     Parent Co.          Financial Services
Management, L.P.

Hotchkis and Wiley Capital                    HWCap Holdings, LLC                   Majority Owner        Financial Services
Management, LLC                       Stephens Group Inc. and affiliates            Minority Owner        Financial Services

J.P. Morgan Investment         JPMorgan Asset Management Holdings Inc. ("JPMAM")      Parent Co.          Financial Services
Management Inc.                             J.P. Morgan Chase & Co.                 Parent of JPMAM       Financial Services

Lazard Asset Management LLC                 Lazard Freres & Co. LLC                   Parent Co.          Financial Services

Metropolitan West Capital           Principals of Metropolitan West Capital         Majority Owners       Financial Services
Management, LLC                                 Management, LLC

Morgan Stanley Investment                       Morgan Stanley                        Parent Co.          Financial Services
Management Inc.

NISA Investment Advisors, LLC                     Jess Yawitz                       Minority Owner        Financial Services
                                               William Marshall                     Minority Owner        Financial Services

Opus Capital Management, Inc.       Jakki L. Haussler, Len A. Haussler and        Officers and Owners     Financial Services
                                                Kevin P. Whelan

Post Advisory Group, LLC                Principal Global Investors, LLC             Majority Owner        Financial Services
                                                 Lawrence Post                      Minority Owner        Financial Services
                                                Carl Goldsmith                      Minority Owner        Financial Services

Pzena Investment Management,                     Richard Pzena                      Minority Owner        Financial Services
LLC                                               John Goetz                        Minority Owner        Financial Services
                                                William Lipsey                      Minority Owner        Financial Services
                                                 Amelia Jones                       Minority Owner        Financial Services
                                                A. Rama Krishna                     Minority Owner        Financial Services

SSgA Funds Management, Inc.                State Street Corporation                   Parent Co.          Financial Services

Templeton Investment Counsel,              Franklin Resources, Inc.                   Parent Co.          Financial Services
LLC

The Boston Company Asset                 Mellon Financial Corporation                 Parent Co.          Financial Services
Management, LLC



     Prior to March 1, 2006, the International Equity Fund invested all of its investable assets in a corresponding Portfolio of the Master Trust. Accordingly, the sub-advisors to this Fund received a fee on behalf of the Portfolio, and not the Fund, prior to March 1, 2002. The following table reflects the fees paid to the sub-advisors from the Portfolios or Funds (as applicable) for the fiscal years ended October 31, 2003, 2004 and 2005:

                                                  Investment      Investment      Investment
                                                   Advisory        Advisory        Advisory
Sub-Advisor                                     Fees for 2003   Fees for 2004   Fees for 2005
-----------                                     -------------   -------------   -------------
Barrow, Hanley, Mewhinney & Strauss, Inc. (4)     $  891,679      $1,684,493      $2,386,768
Brandywine Asset Management, LLC                  $1,375,801      $2,477,672      $5,594,538
Brown Brothers Harriman & Co. (5)                        N/A      $    3,996      $   20,070
Calamos Holdings LLC (3)                          $   44,916      $  151,260      $  152,999
Causeway Capital Management LLC                   $  698,897      $1,001,618      $1,177,467
Goldman Sachs Asset Management, L.P.              $  113,112      $  165,357      $  146,475
Hotchkis and Wiley Capital Management, LLC        $1,159,269      $1,578,434      $1,954,121
Independence Investment LLC (1)                   $  248,657      $   14,965             N/A
J.P. Morgan Investment Management Inc.            $   79,731      $  118,032      $  128,223
Lazard Asset Management LLC                       $  873,118      $1,307,901      $1,633,739
Metropolitan West Capital Management, LLC         $  149,995      $  212,887      $  536,427
Morgan Stanley Investment Management Inc.         $  198,308      $  296,834      $  444,061
NISA Investment Advisors, LLC (5)                        N/A      $    2,398      $   12,018
Opus Capital Management, Inc. (7)                        N/A             N/A      $1,008,285
Post Advisory Group, LLC (2)                      $1,066,049      $1,537,710      $1,558,984
Pzena Investment Management, LLC (5)                     N/A      $   24,127      $  166,576
Templeton Investment Counsel, LLC                 $  988,056      $1,438,127      $1,803,785
The Boston Company Asset Management, LLC (6)      $  151,462      $  395,840      $3,289,077+


(1) As of October 24, 2003, Independence Investment LLC ceased to serve as a sub-advisor to the International Equity Fund.

(2)  Prior to October 21, 2003, this firm was named MW Post Advisory Group, LLC.


(3) As of July 1, 2003, Calamos Holdings LLC became a sub-advisor to the Enhanced Income Fund.


(4) Barrow, Hanley, Mewhinney & Strauss, Inc. became a sub-advisor to the Mid-Cap Value Fund on June 30, 2004 and to the Small Cap Value Fund on September 18, 2003.

(5) As of June 30, 2004, Pzena Investment Management, LLC became a sub-advisor to the Mid-Cap Value Fund, and Brown Brothers Harriman & Co. and NISA Investment Advisors, LLC became sub-advisors to the Treasury Inflation Protected Securities Fund.

(6) As of September 27, 2004, The Boston Company Asset Management, LLC became a sub-advisor to the International Equity and Small Cap Value Funds.

(7) Opus Capital Management, Inc. became a sub-advisor to the Small Cap Value Fund on January 31, 2005.


     Effective August 31, 2005, Dreman Value Management, LLC, Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc. were added as sub-advisors to the Small Cap Value Fund. As of October 31, 2005, Fund assets had not been allocated to these sub-advisors. The Manager has agreed to pay an annualized advisory fee to the sub-advisors of the Fund according to the following schedules:



          Dreman Value Management, LLC
          0.55% on all assets under management



          Metropolitan West Capital Management, LLC
          0.50% on the first $75 million in assets
          0.45% on the next $75 million in assets
          0.40% on assets over $150 million



          SSgA Funds Management, Inc.
          0.60% on the first $25 million
          0.50% on the next $25 million
          0.45% on the next $50 million
          0.40% on assets over $100 million


     Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the sub-advisor, or by the sub-advisor upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.


     Foreside Fund Services, LLC ("Foreside"), located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Funds' shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, the American Beacon Mileage Funds and the American Beacon Select Funds.

              MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

THE MANAGER

     The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the Master Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the Master Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

          -    complying with reporting requirements;

          -    corresponding with shareholders;

          - maintaining internal bookkeeping, accounting and auditing services and records; and

          - supervising the provision of services to the Trusts by third parties.

     In addition to its oversight of the sub-advisors and the Index Portfolio advisors, the Manager invests the portion of all Fund assets that the sub-advisors determine to be allocated to high quality short-term debt obligations, except for the Emerging Markets Fund, the International Equity Fund, the High Yield Bond Fund, the Index Funds, and the Treasury Inflation Protected Securities Fund.

     The Funds are responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by sub-advisors to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the sub-advisors; and any extraordinary expenses of a nonrecurring nature.


     The following amounts represent management fees paid to the Manager based on total Fund or Portfolio assets, including funds and classes of shares not included in this SAI, some of which are no longer operational. With the exception of the Index Funds, the TIPS Fund and the Money Market Funds, the Funds have a fiscal year end of October 31st. Management fees for the Funds with fiscal years ended October 31 were approximately as follows: 2003, $7,323,000, of which approximately $5,354,000 was paid by the Manager to the other sub-advisors; 2004, $17,050,000, of which approximately $12,607,000 was paid by the Manager to the other sub-advisors; and 2005, $29,965,000, of which approximately $22,481,000 was paid by the Manager to the other sub-advisors. Management fees in the amount of approximately $56,000, $36,000 and $0 were waived/reimbursed by the Manager during the fiscal years ended October 31, 2003, 2004 and 2005.



     The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. The Money Market Funds have a fiscal year end of December 31st. Management fees for these Funds for the fiscal years ended December 31, 2003, 2004 and 2005 were approximately $4,952,000, $5,767,000 and $7,087,000. Because these Funds are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived or reimbursed by the Manager in relation to these Funds. The TIPS Fund has a fiscal year end of December 31st. Management fees for this Fund for the fiscal period ended December 31, 2004 were approximately $21,690, of which approximately $13,014 was paid by the Manager to the other sub-advisors. Management fees for the TIPS Fund for the fiscal year ended December 31, 2005 were approximately $60,555, of which approximately $31,940 was paid by the Manager to the sub-advisors.


     Under the Management Agreement, the Manager presently monitors the services provided by FAM to the Index Trust Portfolios and by SSgA to the Equity 500 Index Portfolio. The Manager receives no fee for providing these monitoring services. In the event that the Board determines that it is in the best interests of the shareholders of any of the Index Funds to withdraw its investment from the corresponding Portfolio, the Manager would become responsible for directly managing the assets of that Index Fund. In such an event, the Index Fund would pay the Manager an annual fee of up to 0.10% of the Index Fund's average net assets, accrued daily and paid monthly.


     In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the Funds with fiscal years ended October 31 were approximately as follows: 2003, $2,834,000; 2004, $5,078,000; and 2005, $11,443,000. Administrative services fees for the Index Funds, TIPS Fund and the

Money Market Funds for the fiscal years ended December 31, 2003, 2004 and 2005 were approximately $1,569,000, $1,020,000 and $1,245,000, respectively.



     The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid up to 0.25% per annum of the average daily net assets of the Service Class of each Fund for distribution-related services, including expenses relating to selling efforts of various broker-dealers, transfer agency fees and the preparation and distribution of Service Class advertising material and sales literature. Certain sub-advisors contribute a percentage of their advisory fees to the Manager to support the Funds' distribution activities. The Manager will receive distribution fees from the Service Class regardless of the amount of the Manager's actual expenses related to distribution efforts on behalf of the Service Class. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Service Class. The Manager anticipates that the distribution plan will benefit shareholders by providing broader access to the Funds through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Funds. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal period from May 1, 2003 (the inception of the Service Class) through October 31, 2003 were not material to the Funds. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended October 31, 2004 and 2005 were approximately $7,000 and $88,000, respectively.



     The Manager receives compensation for administrative and oversight functions with respect to securities lending of all of the Funds, except for the Index Funds. Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 2003, $279,600; 2004, $326,000; and $650,000. The Money Market Portfolios and the TIPS Fund do not engage in securities lending, so the Manager received no related compensation for the fiscal years ended December 31, 2003, 2004 and 2005.



     The PlanAhead and Service Classes have each adopted a Service Plan (collectively, the "Plans"). The Plans provide that each Fund's PlanAhead and Service Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of PlanAhead and Service Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the PlanAhead and Service Class Prospectuses, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plans. Thus, the Manager may realize a profit or a loss based upon its actual servicing-related expenditures for the Service Class. The primary expenses expected to be incurred under the Plans are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers. Service fees for the Funds with fiscal years ended October 31 were approximately as follows: 2003, $795,000; 2004, $1,755,000; and 2005, $5,370,000. Service fees for the S&P 500 Index Fund and the Money Market Funds for the fiscal years ended December 31, 2003, 2004 and 2005 were approximately $683,000, $555,000 and
$766,000, respectively.


     The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for certain Classes of the Funds in order to maintain competitive expense ratios for the Funds. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 only if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.

FAM

     Under the terms of the Index Trust's investment advisory agreement with FAM, FAM provides the Index Trust with investment advisory and management services. Subject to the supervision of the Index Trust Board, FAM is responsible for the actual management of each Index Trust Portfolio and constantly reviews each Portfolio's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with FAM.


     The investment advisory agreement obligates FAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Index Trust connected with investment and economic research, trading and investment management of the Index Trust, as well as the fees of all Trustees who are affiliated persons of FAM or any of their affiliates. The Index Trust Portfolios and their corresponding Funds each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Index Trust Portfolios or Trustees of the Trust who are not officers, directors or employees of FAM, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Index Trust Portfolios or Trustees of the Trust, and any extraordinary expenses.


     For the years ended December 31, 2003, 2004 and 2005, FAM earned, net of waivers, $21,203, $6,251 and $29,126 as compensation for investment advisory services provided to the International Index Series. For the years ended December 31, 2003, 2004 and 2005, FAM earned, net of waivers, $22,670, $32,048 and $4,974 as compensation for investment advisory services provided to the Small Cap Index Series.


     Under the Index Trust's Management Agreement with FAM, the annual fee rate payable to FAM by the Small Cap Index Series is 0.08% of the average daily net assets of the Small Cap Index Series. However, FAM has entered into a contractual fee waiver with the Index Trust on behalf of the Small Cap Index Series and certain corresponding feeder funds. As a result of such fee waiver, the current annual fee payable to FAM is 0.01% of the average daily net assets of the Small Cap Index Series. The contractual fee waiver will remain in effect from year to year with respect to the Small Cap Index Series unless the parties thereto agree otherwise not less than 30 days prior to the end of the then current fiscal year.

     FAM provides administrative services to the Index Trust. The Investment Advisory Agreement obligates FAM to provide certain administrative services to the Index Trust and to pay all compensation of and furnish office space for officers and employees of the Index Trust as well as the fees of all Trustees who are affiliated persons of FAM or any of their affiliates. Each Index Trust Portfolio pays all other expenses incurred in its operation, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, SEC fees, expenses of registering the shares under federal, state or foreign laws, fees and actual out-of-pocket expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Index Trust Portfolios. Princeton Funds Distributor will pay certain of the expenses of the Index Trust Portfolios incurred in connection with the offering of their shares.


     Pursuant to a Subadministration Agreement between FAM and the Manager, FAM provides certain other administrative services to the Manager. These services include the maintenance and provision of various records related to the Small Cap Index Series and the International Index Series. For these services, FAM receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund; however, the fee for each Fund will be reduced by the total expense ratio of its corresponding Index Portfolio, net of any fee waivers. For the years ended December 31, 2003, 2004 and 2005, FAM earned $1,015, $3,884 and $23,294 as compensation under the Subadministration Agreement.


SSGA AND STATE STREET

     Under the terms of the Equity 500 Index Portfolio's Investment Advisory Agreement with SSgA, SSgA manages the Equity 500 Index Portfolio subject to the supervision and direction of the Equity 500 Index Portfolio Board. Subject to such policies as the Equity 500 Index Portfolio Board may determine, SSgA furnishes a continuing investment program for the Equity 500 Index Portfolio and makes investment decisions on its behalf. SSgA places all orders for purchases and sales of the Equity 500 Index Portfolio's investments.


     SSgA bears all expenses in connection with the performance of services under the Agreement. The S&P 500 Index Fund and the Equity 500 Index Portfolio each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Trustees of the Trust who are not officers, directors or employees of SSgA, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Equity 500 Index Portfolio or Trustees of the Trust, and any extraordinary expenses.

     State Street provides administrative services to the Equity 500 Index Portfolio. Under the Administration Agreement between the Equity 500 Index Portfolio and State Street, State Street is obligated on a continuous basis to provide such administrative services as the Equity 500 Index Portfolio Board reasonably deems necessary for the proper administration of the Portfolio. State Street generally will assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filing with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Equity 500 Index Portfolio Board; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, By-Laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


     For the years ended December 31, 2003, 2004 and 2005, the Equity 500 Index Portfolio paid $1,017,000, $1,201,000 and $1,125,000, respectively, in total compensation to SSgA and State Street for investment advisory, administrative and other services. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of these fees.


                             OTHER SERVICE PROVIDERS


     State Street, located in Boston, Massachusetts, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the Master Trust and the Funds. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of certain funds in various futures contracts. State Street also serves as custodian and transfer agent for the assets of the Equity 500 Index Portfolio. The J.P. Morgan Chase Bank, New York, New York, serves as custodian for the assets of the International Index Series. Merrill Lynch Trust Company, Plainsboro, New Jersey, serves as the custodian for the assets of the Small Cap Index Series. Financial Data Services, Inc., Jacksonville, Florida, is the transfer agent for the Index Trust. The independent registered public accounting firm for the Funds, the Master Trust and the Equity 500 Index Portfolio is Ernst & Young LLP, Chicago, Illinois and Boston, Massachusetts. The independent registered public accounting firm for the Master International Index Series and the Master Small Cap Index Series, two of the series of the Index Trust, is Deloitte & Touche LLP, Princeton, New Jersey.


                               PORTFOLIO MANAGERS


     The portfolio managers to the non-Money Market Funds and the Index Portfolios (the "Portfolio Managers") have responsibility for the day-to-day management of accounts other than the Funds and Portfolios. Information regarding these other accounts has been provided by each Portfolio Manager's firm and is set forth below. The number of accounts and assets is shown as of October 31, 2005, except for the Portfolio Managers at Brown Brothers Harriman & Co., Fund Asset Management, L.P., NISA Investment Advisors, LLC, and SSgA Funds Management, Inc. - Equity 500 Index Portfolio, whose accounts and assets are shown as of December 31, 2005.



                                                                               NUMBER OF ACCOUNTS AND ASSETS FOR
                                      NUMBER OF OTHER ACCOUNTS MANAGED               WHICH ADVISORY FEE IS
                                         AND ASSETS BY ACCOUNT TYPE                    PERFORMANCE-BASED
                                 -----------------------------------------   ------------------------------------
NAME OF                          REGISTERED   OTHER POOLED                   REGISTERED   OTHER POOLED
INVESTMENT ADVISOR AND           INVESTMENT    INVESTMENT        OTHER       INVESTMENT    INVESTMENT      OTHER
PORTFOLIO MANAGER                 COMPANIES     VEHICLES        ACCOUNTS      COMPANIES     VEHICLES     ACCOUNTS
----------------------           ----------   ------------   -------------   ----------   ------------   --------
American Beacon Advisors, Inc.
  Kirk L. Brown                      N/A           N/A        2($3.2 bil)        N/A           N/A          N/A
  Nancy A. Eckl                  1($93 mil)        N/A        3($11.5 bil)       N/A           N/A          N/A
  Michael W. Fields              1($72 mil)        N/A       11($10.7 bil)       N/A           N/A          N/A
  Gyeong Kim                         N/A           N/A         1($26 mil)        N/A           N/A          N/A
  Adriana R. Posada              1($93 mil)        N/A        2($6.1 bil)        N/A           N/A          N/A
  William F. Quinn               1($93 mil)        N/A        3($11.5 bil)       N/A           N/A          N/A
  Patrick A. Sporl                   N/A           N/A         1($26 mil)        N/A           N/A          N/A
  Cynthia Thatcher                   N/A           N/A        1($2.0 bil)        N/A           N/A          N/A

                                                                                          NUMBER OF ACCOUNTS AND ASSETS FOR
                                         NUMBER OF OTHER ACCOUNTS MANAGED                       WHICH ADVISORY FEE IS
                                            AND ASSETS BY ACCOUNT TYPE                            PERFORMANCE-BASED
                                 ------------------------------------------------  ----------------------------------------------
NAME OF                            REGISTERED    OTHER POOLED                        REGISTERED     OTHER POOLED
INVESTMENT ADVISOR AND             INVESTMENT     INVESTMENT          OTHER          INVESTMENT      INVESTMENT         OTHER
PORTFOLIO MANAGER                  COMPANIES       VEHICLES          ACCOUNTS         COMPANIES       VEHICLES        ACCOUNTS
----------------------           -------------  --------------  -----------------  --------------  --------------  --------------
Barrow, Hanley, Mewhinney & Strauss, Inc.
James P. Barrow                   9($27.4 bil)        N/A          23($2.5 bil)     3($27.1 bil)         N/A            N/A
Mark Giambrone                    6($3.3 bil)         N/A         8($478.7 mil)      1($3.0 bil)         N/A            N/A
James S. McClure                 3($318.7 mil)        N/A         17($586.7 mil)         N/A             N/A            N/A
John P. Harloe                   3($318.7 mil)        N/A         17($586.7 mil)         N/A             N/A            N/A
John S. Williams                  5($78.7 mil)   3($151.3 mil)     97($4.0 bil)          N/A             N/A            N/A
David R. Hardin                   5($78.7 mil)   3($151.3 mil)     97($4.0 bil)          N/A             N/A            N/A
J. Scott McDonald                 5($78.7 mil)   3($151.3 mil)     97($4.0 bil)          N/A             N/A            N/A
Mark C. Luchsinger                5($78.7 mil)   3($151.3 mil)     97($4.0 bil)          N/A             N/A            N/A
Deborah A. Petruzzelli            5($78.7 mil)   3($151.3 mil)     97($4.0 bil)          N/A             N/A            N/A

Brandywine Asset Management, LLC
Henry Otto                       2($450.0 mil)   2($520.2 mil)     30($3.9 bil)          N/A             N/A        2($394.0 mil)
Steve Tonkovich                  2($450.0 mil)   2($520.2 mil)     30($3.9 bil           N/A             N/A        2($394.0 mil)
Paul Lesutis                      2($76.4 mil)   1($41.0 mil)      37($2.1 bil)          N/A             N/A        2($55.8 mil)
Earl Gaskins                      2($76.4 mil)   1($41.0 mil)      37($2.1 bil)          N/A             N/A        2($55.8 mil)
Steve Smith                      7($807.6 mil)   5($915.6 mil)   100 ($10.0 bil)         N/A             N/A       7($608.2 mil))

Brown Brothers Harriman & Co.
James J. Evans                    2($700 mil)         N/A          38($3.5 bil)          N/A             N/A        3($1.6 bil)

Calamos Advisors, LLC
John P. Calamos                  18($30.5 bil)   3($145.7 mil)  25,917($10.6 bil)  1($122.2 mil)   2($86.4 mil)     1($8.1 mil)
Nick P. Calamos                  18($30.5 bil)   3($145.7 mil)  25,917($10.6 bil)  1($122.2 mil)   2($86.4 mil)     1($8.1 mil)
John P. Calamos, Jr.              7($17.3 bil)   2($86.4 mil)   25,917($10.3 bil)        N/A       2($86.4 mil)     1($8.1 mil)

Causeway Capital Management LLC
Sarah H. Ketterer                 3($4.7 bil)     7($1.5 bil)      65($7.2 bil)          N/A             N/A         2($0.6 bil)
Harry W. Hartford                 3($4.7 bil)     7($1.5 bil)      69($7.2 bil)          N/A             N/A         2($0.6 bil)
James A. Doyle (1)                3($5.1 bil)     7($1.6 bil)      68($7.4 bil)          N/A             N/A         2($0.6 bil)
Jonathan Eng (1)                  3($5.1 bil)     7($1.6 bil)      63($7.4 bil)          N/A             N/A         2($0.6 bil)
Kevin Durkin (1)                  3($5.1 bil)     7($1.6 bil)      63($7.4 bil)          N/A             N/A         2($0.6 bil)

(1)  Number of accounts and assets as of January 3, 2006.

Dreman Value Management, LLC

   David N. Dreman               14($11.7 bil)   2($47.0 mil)      74($2.8 bil)          N/A             N/A            N/A
   Nelson Woodard                 2($3.0 bil)    2($47.0 mil)      21($0.3 bil)          N/A             N/A            N/A

Fund Asset Management, L.P.
Vincent J. Costa                  14($5.9 bil)   27($12.0 bil)    34($39.1 bil)    1*($186.4 mil)   3*($1.2 bil)     2($1.9 bil)
Jeffrey L. Russo                  11($4.3 bil)   27($12.0 bil)    34($39.1 bil)    1*($186.4 mil)   3*($1.2 bil)     2($1.9 bil)
Debra L. Jelilian                 11($4.3 bil)   27($12.0 bil)    34($39.1 bil)    1*($186.4 mil)   3*($1.2 bil)     2($1.9 bil)

* A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

Goldman Sachs Asset Management, L.P.
Melissa Brown                    44($11.7 bil)   10($7.1 bil)     201($15.7 bil)         N/A       1 ($105.0 mil)   20($5.5 bil)
Gary Chropuvka                   44($11.7 bil)   10($7.1 bil)     450($17.7 bil)         N/A       1 ($105.0 mil)   1($105.0 mil)

Hotchkis and Wiley Capital Management, LLC
Patty McKenna                    16($13.9 bil)   9($865.8 mil)    140($12.2 bil)     1($2.1 bil)         N/A         6($1.1 bil)
Sheldon Lieberman                16($13.9 bil)   9($865.8 mil)    140($12.2 bil)     1($2.1 bil)         N/A         6($1.1 bil)
Joe Huber                        16($13.9 bil)   9($865.8 mil)    140($12.2 bil)     1($2.1 bil)         N/A         6($1.1 bil)
George Davis                     16($13.9 bil)   9($865.8 mil)    140($12.2 bil)     1($2.1 bil)         N/A         6($1.1 bil)
Stan Majcher                     16($13.9 bil)   9($865.8 mil)    140($12.2 bil)     1($2.1 bil)         N/A         6($1.1 bil)
David Green                      16($13.9 bil)   9($865.8 mil)    140($12.2 bil)     1($2.1 bil)         N/A         6($1.1 bil)
Jim Miles                        16($13.9 bil)   9($865.8 mil)    140($12.2 bil)     1($2.1 bil)         N/A         6($1.1 bil)

J.P. Morgan Investment Management Inc.
Raffaele Zingone                  9($1.0 bil)     2($2.1 bil)     219($13.1 bil)         N/A             N/A            N/A

Lazard Asset Management LLC
John Reinsberg                    20($5.9 bil)   16($2.0 bil)    1225($27.6 bil)         N/A             N/A            N/A
Gabrielle Boyle                   18($5.6 bil)  13($992.9 mil)   1499($30.1 bil)         N/A             N/A            N/A
Michael A. Bennett                19($5.6 bil)   3($22.2 mil)    1227($28.3 bil)         N/A             N/A            N/A
Michael Powers                    19($5.6 bil)   6($38.7 mil)    1428($18.9 bil)         N/A             N/A            N/A
Michael G. Fry                    11($4.3 bil)    3($127 mil)    1212($20.2 bil)         N/A             N/A            N/A

Metropolitan West Capital Management, LLC - Large Cap Value Fund
Investment Team                  2($159.4 mil)   3($226.0 mil)        N/A                N/A             N/A        1($35.2 mil)
(Howard Gleicher, Gary W.
Lisenbee, David M.
Graham, Jeffrey Peck)

                                                                                          NUMBER OF ACCOUNTS AND ASSETS FOR
                                         NUMBER OF OTHER ACCOUNTS MANAGED                       WHICH ADVISORY FEE IS
                                            AND ASSETS BY ACCOUNT TYPE                            PERFORMANCE-BASED
                                 ------------------------------------------------  ----------------------------------------------
NAME OF                            REGISTERED    OTHER POOLED                        REGISTERED     OTHER POOLED
INVESTMENT ADVISOR AND             INVESTMENT     INVESTMENT          OTHER          INVESTMENT      INVESTMENT         OTHER
PORTFOLIO MANAGER                  COMPANIES       VEHICLES          ACCOUNTS         COMPANIES       VEHICLES        ACCOUNTS
----------------------           -------------  --------------  -----------------  --------------  --------------  --------------
Metropolitan West Capital Management, LLC - Small Cap Value Fund
Gary W. Lisenbee                 2($159.4 mil)   3($226.0 mil)        N/A                N/A             N/A        1($35.2 mil)

Morgan Stanley Investment Management Inc.
Narayan Ramachandran              9($4.7 bil)     4($3.2 bil)      27($4.8 bil)          N/A             N/A         5($1.3 bil)
Ruchir Sharma                     9($4.7 bil)     4($3.2 bil)      27($4.8 bil)          N/A             N/A         5($1.3 bil)
Paul Psaila                       9($4.7 bil)     4($3.2 bil)      27($4.8 bil)          N/A             N/A         5($1.3 bil)

NISA Investment Advisors, LLC
Jess Yawitz                           N/A             N/A         70($24.6 bil)          N/A             N/A         6($1.4 bil)
William Marshall                      N/A             N/A         70($24.6 bil)          N/A             N/A         6($1.4 bil)
Ken Lester                            N/A             N/A         47($17.7 bil)          N/A             N/A         5($1.2 bil)
Mohan Balachandran                    N/A             N/A         47($17.7 bil)          N/A             N/A         5($1.2 bil)
Anthony Pope                          N/A             N/A         47($17.7 bil)          N/A             N/A         5($1.2 bil)

Note: The number of accounts reflects the number of clients; NISA manages multiple portfolios for several clients.

Opus Capital Management, Inc.
Len A. Haussler                       N/A             N/A         185($508 mil)          N/A             N/A            N/A
William Marshall                      N/A             N/A         185($508 mil)          N/A             N/A            N/A
Ken Lester                            N/A             N/A         185($508 mil)          N/A             N/A            N/A

Post Advisory Group, LLC
Larry Post                        5($509 mil)    10($1.4 bil)     55($6.2 bil)           N/A         9($1.2 bil)    16($1.2 bil)
Allan Schweitzer                  5($509 mil)    10($1.4 bil)     55($6.2 bil)           N/A         9($1.2 bil)    16($1.2 bil)
(co-manager)

Pzena Investment Management, LLC
Richard S. Pzena                  9($4.5 bil)    83($1.9 bil)     371($8.5 bil)          N/A             N/A        9($1.4 bil))
John Goetz                        9($4.5 bil)    83($1.9 bil)     371($8.5 bil)          N/A             N/A         9($1.4 bil)
Manoj Tandon (1)                      N/A             N/A            N/A                 N/A             N/A            N/A

(1) Effective January 1, 2006, Manoj Tandon replaced Lawrence Kohn on Pzena's team responsible for the Fund. Prior to this appointment, Mr. Tandon contributed to the Fund as part of the firm's overall 15-member research team.

SSgA Funds Management, Inc. - Equity 500 Index Portfolio (1)
Michael Feehily                   2($7.4 bil)    5($17.1 bil)      12($9.8 bil)          N/A             N/A            N/A
John Tucker                       9($1.2 bil)     4($4.4 bil)      7($8.7 bil)           N/A             N/A            N/A

(1) The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

SSgA Funds Management, Inc. - Small Cap Value Fund
Ric Thomas                       5($859.0 mil)   29($39.2 bil)    63($26.8 bil)          N/A       25($38.7 bil)*   26($15.7 bil)
Chuck Martin                     5($859.0 mil)   29($39.2 bil)    63($26.8 bil)          N/A       25($38.7 bil)*   26($15.7 bil)
John O'Connell                   5($859.0 mil)   29($39.2 bil)    63($26.8 bil)          N/A       25($38.7 bil)(   26($15.7 bil)

* Includes those pooled investment management vehicles in which SSgA's advisory fee from at least one investor is based on the account's performance.

Note: SSgA's enhanced assets are managed on a team basis. This table refers to SSgA, comprised of all of the investment management affiliates of State
     Street Corp, including SSgA Funds Management, Inc.

Templeton Investment Counsel, LLC
Gary Motyl                       4($6.5 bil)       N/A            14 ($5.9 bil)          N/A             N/A            N/A

The Boston Company Asset Management, LLC
D. Kirk Henry                     17($7.6 bil)   11($5.3 bil)     79($21.1 bil)          N/A             N/A          1(274mil)
Clifford A. Smith                 17($7.6 bil)   11($5.3 bil)     79($21.1 bil)          N/A             N/A          1(274mil)
Carolyn M. Kedersha               17($7.6 bil)   11($5.3 bil)     79($21.1 bil)          N/A             N/A          1(274mil)
Joseph M. Corrado                 2($790 mil)     2($178 mil)      17($750 mil)          N/A             N/A            N/A
Stephanie K. Brandaleone          2($790 mil)     2($178 mil)      17($750 mil)          N/A             N/A            N/A
Edward R. Walter                  2($790 mil)     2($178 mil)      17($750 mil)          N/A             N/A            N/A


CONFLICTS OF INTEREST

     As noted in the table above, the Portfolio Managers manage accounts other than the Funds and Portfolios. This side-by-side management may present potential conflicts between a Portfolio Manager's management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other hand. Set forth below is a description by the Manager, each sub-advisor and investment advisor to the Index Portfolios of any foreseeable material conflicts of interest that may arise from the concurrent management of

Funds and other accounts as of the end of each Fund's most recent fiscal year. The information regarding potential conflicts of interest of the sub-advisors was provided by each firm.


     The Manager The Manager's Portfolio Managers are responsible for managing one or more of the Funds and other accounts, including separate accounts and unregistered funds. The Manager typically assigns Funds and accounts with similar investment strategies to the same Portfolio Manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the Portfolio Managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). The Manager has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Manager has adopted policies limiting the ability of Portfolio Managers to cross securities between a Fund and a separate account and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.


     Portfolio Managers of the Manager with responsibility for the non-Money Market Funds are also responsible for managing, among other accounts, the pension assets for AMR Corporation and its subsidiaries ("AMR Pension Accounts"). These Portfolio Managers oversee fixed income assets managed internally by the Manager as well as equity and fixed income assets managed externally by sub-advisors who invest the assets of the Funds and AMR Pension Accounts. The same investment process and overall investment strategies are used for both the Funds and the AMR Pension Accounts. Potential conflicts of interest may occur when the Manager's Portfolio Managers allocate Fund assets to internal fixed income Portfolio Managers rather than external Portfolio Managers, since the Manager has the potential to earn more fees under this scenario. This potential conflict of interest is disclosed to the Board in connection with the process of approving the Manager as an investment advisor to the Funds.



     Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow") Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund(s)). Barrow manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.


     Brandywine Asset Management, LLC ("Brandywine") Brandywine does not foresee any potentially material conflicts of interest as a result of concurrent management of the Balanced, Large Cap Value and Small Cap Value Funds and other accounts. Brandywine follows the same buy and sell discipline for all stocks across all portfolios, subject to client specific restrictions. All portfolios are managed in the same manner by the investment team. Portfolios may differ slightly due to differences in available cash, contributions and withdrawals.

     Brown Brothers Harriman & Co. ("BBH") BBH does not foresee any potentially material conflicts of interest as a result of concurrent management of the Treasury Inflation Protected Securities Fund ("TIPS Fund") and other accounts.


     Calamos Advisors, LLC ("Calamos") Calamos does not foresee any potentially material conflicts of interest as a result of concurrent management of the Enhanced Income Fund and other accounts.



     Potential conflicts that could arise include the allocation of investment opportunities and securities purchased among these multiple accounts. Similarly, trading in securities by Calamos personnel for their own accounts potentially could conflict with the interest of clients. Calamos does not believe that any of these potential conflicts of interest are material, and Calamos has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as an investment advisor.



     Causeway Capital Management LLC ("Causeway") In addition to providing subadvisory services to a segment of the International Equity Fund (the "Fund Segment"), Causeway provides investment management services to other accounts, including corporate, pension, public, Taft-Hartley, endowment and foundation, mutual fund, charitable, private trust, hedge fund, wrap fee program, and other institutional clients and individuals (collectively, the "Other Accounts"). Causeway manages accounts in two main investment strategies - (i) international value equity (including socially responsible, global, concentrated, large capitalization and American Depositary Receipt sub-strategies), and (ii) international market neutral equity. Causeway manages the Fund Segment in its international value equity strategy.

     Causeway is the investment adviser and sponsor of a mutual fund ("Causeway International Value Fund"), certain privately-offered commingled vehicles and a hedge fund. Causeway has seed investments in Causeway International Value Fund and the hedge fund. All of the Portfolio Managers of the Fund Segment have personal investments in Causeway International Value Fund, and one Portfolio Manager has a personal investment in the hedge fund. Certain other Causeway employees, owners and/or affiliates also have personal investments in Causeway International Value Fund and the hedge fund. The Portfolio Managers of the Fund Segment each own a portion of Causeway's equity, and the two senior Portfolio Managers own controlling equity stakes in Causeway.



     Certain Causeway marketing and client service employees earn commissions based on revenues from Causeway's investment advisory services to Other Accounts introduced or serviced by such employees. Causeway's employees may from time to time invest in securities for their personal accounts that Causeway has also recommended to clients. Causeway may invest client assets in securities of companies who may be clients of the firm, broker-dealers or banks used by Causeway to effect transactions for client accounts, or vendors who provide products or services to Causeway. Causeway may execute transactions for clients through broker-dealers who may also provide consulting, advisory or other services to clients of Causeway. Causeway may vote proxies of companies who are also investment advisory clients of the firm. Approximately 20% of Causeway is owned by Evercore Investments L.L.C., which is affiliated with companies in the venture capital, private equity and investment banking businesses.



     In managing the Other Accounts in the international value equity strategy, Causeway uses an investment strategy similar to that used in managing the Fund Segment, subject to certain variations in investment restrictions. Causeway purchases and sells securities for the Fund Segment that it may also recommend to Other Accounts. Causeway may at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. The Other Accounts in the value equity strategy pay higher management fee rates than the Fund Segment or pay performance-based fees to Causeway.



     Causeway manages the hedge fund and one other separate account in its international market neutral equity strategy. This strategy includes investments in long and short positions in stocks, and it may invest in long or short positions in stocks held long by the Fund Segment and Other Accounts. The hedge fund and market neutral separate account pay management fees of 1% per annum plus a 20% performance-based fee. The portfolio managers of the market neutral strategy receive incentive compensation based on the performance of Causeway's market neutral accounts. However, none of the Portfolio Managers of the Fund Segment is a portfolio manager of the market neutral strategy.



     Actual or potential conflicts of interest may arise from Causeway's management responsibilities with respect to Other Accounts and the other relationships described above. These responsibilities may, among other things, provide incentives to portfolio managers to devote unequal time and attention across client accounts, and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest, including policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has adopted a Code of Ethics in compliance with Rule 17j-1 under the Investment Company Act and Rule 204A-1 under the Investment Advisers Act of 1940. The Code of Ethics, among other things, restricts the personal investing activities of employees of Causeway who have access to investment recommendations made to clients ("Access Persons"). The Code of Ethics imposes additional, more onerous, restrictions on employees who render investment advice ("Investment Personnel"). Among other things, the Code:



     - requires preclearance of trades through Compliance clearing officers, including for the Fund Segment and any other mutual funds advised or subadvised by Causeway,



     -    prohibits new purchases of stocks held in client accounts,



     - imposes a seven day blackout for Investment Personnel on securities being transacted for client accounts,



     - imposes a 60-day short-term trading profit prohibition for Investment Personnel,



     - prohibits market timing in the Fund Segment or any other funds advised or subadvised by Causeway,



     - imposes a 60-day short-term trading profit prohibition for all employees investing in the Fund Segment or other funds advised or subadvised by Causeway, and



     - requires duplicate broker statements to be delivered to Causeway's Compliance department.



There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

     Dreman Value Management, LLC ("Dreman") Dreman manages clients' accounts using a contrarian value investment strategy. For both its large capitalization and small capitalization strategies, Dreman utilizes a model portfolio and rebalances client accounts whenever changes are made to the model portfolio. In addition, Dreman aggregates its trades and allocates the trades to all client accounts in an equitable manner. Dreman strongly believes aggregating its orders protect all clients from being disadvantaged by price or time execution. The model portfolio approach and the trade aggregation policy of Dreman eliminates any potential or apparent conflicts of interest that could arise when a Portfolio Manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Dreman does not receive any performance-based fees from any of its accounts with the exception of a hedge fund that is managed by an affiliated firm. However, the hedge fund is treated like any other client account and trades done for the hedge fund are generally aggregated with trades done for Dreman's regular client accounts. Dreman's investment professionals are compensated in the same manner for all client accounts irrespective of the type of account.


     FAM Real, potential or apparent conflicts of interest may arise when a Portfolio Manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:


Certain investments may be appropriate for the Index Trust Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by an Index Trust Portfolio's portfolio management team. Investment decisions for an Index Trust Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for an Index Trust Portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by an Index Trust Portfolio. Purchase and sale orders for an Index Trust Portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Index Trust Portfolio.


     To the extent that each Index Trust Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Index Trust Portfolios, a Portfolio Manager will need to divide his time and attention among relevant accounts.

     In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of an Index Trust Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.

     Goldman Sachs Asset Management, L.P. ("GSAM") GSAM's Portfolio Managers are responsible for managing the Fund as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A Portfolio Manager may manage a separate account or other pooled investment vehicle that may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

     GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

     Hotchkis and Wiley Capital Management, LLC ("Hotchkis") The Balanced, Large Cap Value and Small Cap Value Funds are managed by Hotchkis' investment team ("Investment Team"). The Investment Team also manages institutional accounts and other mutual funds in several different investment strategies. The portfolios within an investment strategy are managed using a target portfolio; however, each portfolio may have different restrictions, cash flows, tax and other relevant considerations which may preclude a portfolio from participating in certain transactions for that investment strategy. Consequently, the performance of portfolios may vary due to these different considerations. The Investment Team may place transactions for one investment strategy that are directly or indirectly contrary to investment decisions made on behalf of another investment strategy. Hotchkis may be restricted from purchasing more than a limited percentage of the outstanding shares of a company. If a company is a viable investment for more than one investment strategy, Hotchkis has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably.

     Different types of accounts and investment strategies may have different fee structures. Additionally, certain accounts pay Hotchkis performance-based fees, which may vary depending on how well the account performs compared to a benchmark. Because such fee arrangements have the potential to create an incentive for Hotchkis to favor such accounts in making investment decisions and allocations, Hotchkis has adopted polices and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably, including in respect of allocation decisions, such as initial public offerings.

     Since all accounts are managed to a target portfolio by the Investment Team, adequate time and resources are consistently applied to all accounts in the same investment strategy.


     J.P. Morgan Investment Management Inc. ("J.P. Morgan") The table above shows the number, type and market value of the accounts other than the Large Cap Growth Fund (the "Fund") that are managed by the Fund's Portfolio Manager. The potential for conflicts of interest exists when Portfolio Managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.



     Responsibility for managing J.P. Morgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.



     J.P. Morgan may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for J.P. Morgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, J.P. Morgan could be viewed as having a conflict of interest to the extent that J.P. Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in J.P. Morgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as J.P. Morgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. J.P. Morgan may be perceived as causing accounts it manages to participate in an offering to increase J.P. Morgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If J.P. Morgan manages accounts that engage in short sales of securities of the type in which the Fund invests, J.P. Morgan could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.



     J.P. Morgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:



     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with J.P. Morgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, J.P. Morgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.


     Lazard Asset Management LLC ("Lazard") Lazard's Portfolio Managers manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm's best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

     Although the potential for conflicts of interest exist because Lazard and the Portfolio Managers manage other accounts with similar investment objectives and strategies as the International Equity Fund ("Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

     Potential conflicts of interest may arise because of Lazard's management of the Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, Portfolio Managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual Portfolio Manager's time dedicated to each account, Lazard periodically reviews each Portfolio Manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or its Portfolio Managers have a materially larger investment in a Similar Account than their investment in the Fund.


     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Additionally, Lazard currently does not have any portfolio managers that manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies.



     Metropolitan West Capital Management, LLC ("MetWest Capital") MetWest Capital does not foresee any potentially material conflicts of interest in connection with the firm's concurrent management of the Large Cap Value Fund, Small Cap Value Funds and other accounts.


     Morgan Stanley Investment Management Inc. ("MSIM Inc.") Because the Portfolio Managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, MSIM Inc. may receive fees from certain accounts that are higher than the fee it receives from the Emerging Markets Fund, or it may receive a performance-based fee on certain accounts. In those instances, the Portfolio Managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. MSIM Inc. has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

     NISA Investment Advisors, LLC ("NISA") NISA provides similar services to accounts other than the TIPS Fund. The advice given and timing of services to the TIPS Fund may not necessarily relate to, and may differ from, the advice given and/or timing of NISA's services to other accounts. Securities purchased for the TIPS Fund are generally limited to inflation-indexed securities issued by the U.S. Treasury or other U.S. Government Agency. NISA believes that the market for such securities, particularly those held in the TIPS Fund, is sufficiently liquid to accommodate transactions for the Fund and other accounts managed by NISA with little market impact.

     Opus Capital Management, Inc. ("Opus") Opus does not foresee any potentially material conflicts of interest as a result of concurrent management of the Small Cap Value Fund and other accounts.


     Post Advisory Group, LLC ("Post") Post and its respective affiliates expect to advise other clients and funds, whose accounts may purchase or sell the same securities as the High Yield Bond Fund. In addition, Post or its affiliates may organize other domestic or offshore funds, which may be managed by Post or such affiliates and which may have investment objectives substantially similar to those of the High Yield Bond Fund. Post or its affiliates may also manage other funds and accounts that may purchase or sell the same securities as the High Yield Bond Fund and may seek investment opportunities that may be of interest to the High Yield Bond Fund. In managing such funds and accounts, conflicts of interest may arise. Post's investment allocations are designed to provide a fair allocation of purchases and sales of securities among the various accounts managed by Post and to ensure compliance with appropriate regulatory requirements.


     Potential conflicts of interest may exist in instances in which Post or its affiliates determine that a specific transaction in a security is appropriate for a specific account based upon numerous factors including, among other things, investment objectives, investment strategies or restrictions, while other accounts managed by Post or its affiliates may hold or take the opposite position in the security in accordance with those accounts' investment objectives, strategies and restrictions.

     To the extent permitted by applicable law, Post may aggregate the trade orders of the High Yield Bond Fund with the trade orders of Post for other accounts managed by Post or its affiliates.


     Post's policies and procedures are intended to result in fairness over time, but may not produce mathematical precision in the allocation of individual purchases and sales of securities because of, among other things, the nature of the fixed income market and the transaction costs that may be incurred in doing so. Post's policies and procedures are also intended to be consistent with its duty to seek the best execution obtainable under the circumstances for all accounts under its management.



     Post's key principals may face demands on their time other than the demands of the High Yield Bond Fund. Such key principals will devote the amount of time that each of them deems to be necessary to carry out the investment activities of the High Yield Bond Fund. While serving as key principals, such key principals will engage in the same or similar trading strategies for the accounts managed by Post and its affiliates or others as those of the High Yield Bond Fund. Such key principals receive salaries and other compensation from their employment with Post, and Post may receive fees and other compensation for the services it provides.



     Employees of Post may engage in personal investment activities that could involve a conflict of interest with the investment activities of the High Yield Bond Fund. Post's Code of Ethics involves procedures and policies intended to minimize any such conflicts of interest.


     Pzena Investment Management, LLC ("Pzena") In Pzena's view, conflicts of interest may arise in managing the Mid-Cap Value Fund's portfolio investment, on the one hand, and the portfolios of Pzena's other clients and/or accounts (together "Accounts"), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena's policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

     The management of multiple Accounts inherently means there may be competing interests for the portfolio management team's time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all mid cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

     If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts that are designed to ensure each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations, each Account generally receives pro rata allocations of any hot issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or hot issue investment include the account having National Association of Securities Dealers restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

     With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

     Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, Pzena has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests) or its current investment strategy.

     Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.


     SSgA A portfolio manager may be subject to potential conflicts of interest, because he or she is responsible for other accounts in addition to the Small Cap Value Fund or Equity 500 Index Portfolio. Those conflicts may arise out of: (a) the portfolio manager's execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.



     A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.



     Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Small Cap Value Fund or Equity 500 Index Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.



     A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources.



     Additionally, SSgA and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.


     Templeton Investment Counsel, LLC ("Templeton") Templeton does not foresee any potentially material conflicts of interest as a result of concurrent management of the International Equity Fund and other accounts.


     The Boston Company Asset Management, LLC ("TBCAM") TBCAM has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at TBCAM. These conflicts may include, but are not limited to when a Portfolio Manager is responsible for the management of more than one account; the potential arises for the Portfolio Manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a Portfolio Manager has a financial incentive to favor one account over another. This disclosure statement is not intended to cover all of the conflicts that exist within TBCAM, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of TBCAM. Further, the Chief Compliance Officer of TBCAM shall maintain a Conflicts Matrix that further defines the conflicts specific to TBCAM.



     New Investment Opportunities. A Portfolio Manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.



     - TBCAM has policies that require a Portfolio Manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.



Compensation. A Portfolio Manager may favor an account if the Portfolio Manager's compensation is tied to the performance of that account rather than all accounts managed by the Portfolio Manager. If, for example, the Portfolio Manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the Portfolio Manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if TBCAM receives a performance-based advisory fee, the Portfolio Manager may favor that account, regardless of whether the performance of that account directly determines the Portfolio Manager's compensation.



     - The investment performance on specific accounts is not a factor in determining the Portfolio Manager's compensation.



Investment Objectives. Where different accounts managed by the same Portfolio Manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a Portfolio Manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.



     - To mitigate the conflict in this scenario TBCAM has in places a restriction in the order management system and requires a written explanation from the Portfolio Manager before determining whether to lift the restriction. However, where a Portfolio Manager is responsible for accounts with differing investment objectives and policies, it is possible that the Portfolio Manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.



Trading. A Portfolio Manager could favor one account over another in the order in which trades for the accounts are placed. If a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.



     - When a Portfolio Manager intends to trade the same security for more than one account, the policies of TBCAM generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, TBCAM will place the order in a manner intended to result in as favorable a price as possible for such client.



Personal Interest. A Portfolio Manager may favor an account if the Portfolio Manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the Portfolio Manager held an interest in a mutual fund that was one of the accounts managed by the Portfolio Manager, the Portfolio Manager would have an economic incentive to favor the account in which the Portfolio Manager held an interest.



     - All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.



Outside Directorship. Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices. However, in view of the potential conflicts of interest and the possible liability for TBCAM, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.



     - In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at TBCAM in a timely manner.



Personal Trading. There is an inherent conflict where a Portfolio Manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of TBCAM's clients.



     - Subject to the personal Securities Trading Policy, employees of TBCAM may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.



     - Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio Managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.


COMPENSATION

     The Portfolio Managers are compensated in various forms by their respective investment advisor. Following is a description provided by each investment advisor regarding the structure of and criteria for determining the compensation of each Portfolio Manager.

     The Manager Compensation of the Manager's Portfolio Managers is comprised of base salary, annual cash bonus, and in some cases, stock appreciation rights awards. Each Portfolio Manager's base annual salary is fixed. The Manager determines base salary based upon comparison to industry salary data. In addition, all Portfolio Managers participate in the Manager's annual cash bonus plan. The amount of the total bonus pool is based upon several factors including
(i) profitability of the Manager, (ii) return on equity of the Manager, and
(iii)
the relative investment performance of separate account assets managed for affiliates of the Manager. Each Portfolio Manager has a target bonus award expressed as a percentage of base salary, which is determined by the Portfolio Manager's level of responsibility. Portfolio Managers are encouraged to pursue a low-volatility management approach that will provide above average returns with below average volatility. Bonus awards reflect their success in achieving this goal and other individual performance goals. Additionally, the following Portfolio Managers participate in the Manager's stock appreciation rights plan:
Kirk L. Brown, Nancy A. Eckl, Michael W. Fields, Adriana R. Posada, William F. Quinn, and Patrick A. Sporl. Participation in this plan is offered to senior-level personnel of the Manager, including non-Portfolio Managers. As of the end of the Funds' fiscal year, the valuation of stock appreciation rights was based upon the growth in the Manager's estimated stockholder's equity.


     Barrow In addition to base salary, all Portfolio Managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on qualitative factors. Analysts and Portfolio Managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.


     In addition, many of Barrow's employees, including all Portfolio Managers and analysts, have equity ownership in the firm through "phantom stock" in Barrow, as well as participation in a long-term incentive plan with Old Mutual Asset Management (US). Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.


     Brandywine All Portfolio Managers, analysts and traders receive a competitive base salary. In addition, from Brandywine's profits, an initial bonus is paid quarterly and based on the performance of their investment strategies relative to the relevant Frank Russell peer-group universe over one-quarter, one-, three- and five-year time periods. After this performance-based incentive compensation is allocated, profits associated with individual product groups are allocated as follows: seventy percent is distributed and/or retained within the group and thirty percent is allocated to a pool shared by all groups equally. More subjective measurements of an individual's contributions to the success of their product group, to client service and retention, and to the overall success of Brandywine are considered as part of the individual allocation decision. Finally, all investment professionals are eligible for options on stock of Brandywine's parent company, Legg Mason, when awarded are vested over a five-year period. Brandywine believes this system achieves its goals of retaining top-quality investment professionals, as it provides extremely competitive compensation with entrepreneurial potential, and of fostering superior performance, growth and teamwork.



     BBH The Portfolio Manager is compensated in the form of salary plus discretionary bonus. The discretionary bonus is based on the profitability of BBH, the profitability of BBH's Investment Management Division, the investment performance of portfolios managed by the Portfolio Manager, and the Portfolio Manager's overall contribution to the firm and the division. As it relates to investment performance, there is no formulaic approach to compensation. In no case is the Portfolio Manager's compensation tied directly to the performance of a specific account or accounts. Performance is viewed over a full market cycle and is not tied to specific time horizons. Consideration is given to: 1) performance relative to a wide range of market indices used for individual client portfolios; 2) consistency of performance across portfolios; 3) performance relative to industry/product peer groups; and 4) market environment.



     Calamos The amounts paid to portfolio managers and the criteria utilized to determine the amounts are benchmarked against specific data provided by third party analytical agencies. Investment performance, as measured by the performance across all Calamos strategies with unique benchmarks for each strategy, is utilized to determine part of the discretionary target bonus. Also, due to the Portfolio Managers' ownership and executive management positions with Calamos Advisors and its parent company, additional corporate objectives are utilized to determine the discretionary target bonus. For 2005, additional corporate objectives included advisory fee revenue, measured by growth in revenues; marketing effectiveness, as measured by redemption rates and growth in assets under management relative to industry percentages; operating efficiencies, as measured by operating margin relative to industry levels; and stock price performance.



     Causeway Causeway provides subadvisory services to a segment of the International Equity Fund (the "Fund Segment"). Ms. Ketterer and Mr. Hartford, the Chief Executive Officer and President of Causeway, respectively, and the Fund Segment's two senior portfolio managers, receive annual salary and are entitled, as controlling owners of Causeway, to certain distributions of Causeway's net profit based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin, also portfolio managers of the Fund Segment, receive salary, incentive compensation and distributions of firm net profit based on their ownership interests.



     Incentive compensation is paid in the discretion of Causeway's Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and incentive compensation is not based on the specific performance of any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation for Messrs. Doyle, Eng and Durkin: individual research contribution, portfolio management contribution, group research contribution and client service contribution.



     Dreman Dreman has implemented a highly competitive compensation plan, which seeks to attract and retain exceptional Portfolio Managers who have demonstrated that they can consistently outperform the Small Cap Value Fund's benchmark. The compensation plan is comprised of both a fixed component and a variable component. The variable component is determined by assessing the Portfolio Manager's performance measured utilizing both quantitative and qualitative factors.



     Dreman's Portfolio Managers are each paid a fixed base salary that is determined based on their job function and responsibilities. The base salary is deemed to be competitive with the marketplace and specifically with salaries in the financial services industry by utilizing various salary surveys compiled for the financial services industry, specifically investment advisory firms. The variable component of Dreman's compensation plan which takes the form of a cash bonus combined with either stock appreciation rights grants or outright stock grants is discretionary and is designed to reward and retain investment professionals including Portfolio Managers and research analysts for their contributions to the Small Cap Value Fund's performance relative to its benchmark.



     Portfolio Managers may receive equity in the form of units or fractional units of membership interest in the firm or they may receive stock appreciation rights, which enable them to participate in the growth of the firm. Dreman's membership units are valued based on a multiple of net profits, so grants of stock appreciation rights which vest over a specified term will result in additional compensation as net profits increase. Portfolio Managers also participate in the firm's profit sharing plan, a defined contribution plan that allows the firm to contribute up to twenty-five percent of an employee's total compensation, subject to various regulatory limitations, to each employee's profit sharing account. The firm's profit sharing plan is a non-discriminatory plan that benefits all employees of the firm including both Portfolio Managers and research analysts. Contributions to Dreman's profit sharing plan vest over a specified term. Finally, all employees of the firm, including investment professionals, receive additional fringe benefits in the form of subsidized medical and dental and group-term and life insurance coverage.



     The basis for determining the variable component of a Portfolio Manager's total compensation is determined through a subjective process that evaluates performance against several quantitative and qualitative factors including the following:



     Quantitative factors:



     (i) Relative ranking of the portfolio's performance against its peers in the one, three and five year pre-tax investment performance categories as published by Lipper and Morningstar. The portfolio's performance is evaluated against peers in its fund category and performance is ranked from one to four on a declining scale depending on the quartile in which the portfolio manager's absolute performance falls. The Portfolio Manager is rewarded on a graduated scale for outperforming relative to his peers. The Small Cap Value Fund's Lipper category is Small-Cap Value, and its Morningstar category is Small Value.



     (ii) Relative performance of the portfolio against the pre-determined indices for the product strategy against which the portfolio's performance is measured. The Portfolio Manager is rewarded on a graduated scale for outperforming relative to the portfolio's benchmark index for the one, two, three, five, and seven year periods depending upon the Portfolio Manager's tenure over the portfolio. The Small Cap Value Fund's benchmark index is the Russell 2000 Value Index.



     (iii) Performance of the portfolio measured through attribution analysis models, which analyze the Portfolio Manager's contribution from both an asset allocation or sector allocation perspective and security selection perspective. This factor evaluates how the Portfolio Manager performs in linking performance with the client's investment objective including investment parameters and risk and return objectives. This factor may include some qualitative characteristics.



     Qualitative factors:




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     (i)  Ability to work well with other members of the investment professional team and mentor junior members,



     (ii) Contributions to the organizational overall success with new product strategies, and



     (iii) Other factors such as contributing to the team in a leadership role and by being responsive to requests for assistance.


     FAM The elements of total compensation for FAM's Portfolio Managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. FAM has balanced these components of pay to provide Portfolio Managers with a powerful incentive to achieve consistently superior investment performance. By design, Portfolio Manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

     Base Salary - Under the FAM approach, base salaries represent a relatively small portion of a Portfolio Manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

     Performance-Based Compensation - FAM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, FAM Portfolio Manager incentive compensation is derived based on performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, a Portfolio Manager's compensation can be based on FAM's investment performance, financial results of FAM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. FAM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by FAM management.

     Cash Bonus - Performance-based compensation is distributed to Portfolio Managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for Portfolio Managers.

     Stock Bonus - A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a Portfolio Manager for a given year "at risk" based on the company's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future Merrill Lynch stock price performance. As such, the stock bonus aligns each Portfolio Manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

     GSAM GSAM and the GSAM Quantitative Equity Team's (the "QE Team") compensation packages for its Portfolio Managers are comprised of a base salary and performance bonus. The performance bonus is a function of each Portfolio Manager's individual performance; his or her contribution to the overall performance of QE strategies and annual revenues in the investment strategy that in part is derived from advisory fees and for certain accounts, performance based fees.


     The performance bonus for Portfolio Managers is significantly influenced by the following criteria: (1) whether the teams' pre-tax performance exceeded performance benchmarks over a one, three and five year period (2) whether the Portfolio Manager managed portfolios within a defined range around a targeted tracking error and risk budget; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. In addition the other factors that are also considered when the amount of performance bonus is determined: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team achieved top tier rankings and ratings; and (3) whether the team managed all similarly mandated accounts in a consistent manner. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for this Fund is the Russell 1000 Growth Index.


     GSAM and the QE Team's decision may also be influenced by the following: the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.

     In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all Portfolio Managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan;
(ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

     Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

     Hotchkis Hotchkis Portfolio Managers are compensated with a base salary and are eligible for an annual bonus. Some Portfolio Managers also are involved in client servicing, marketing and in the general management of Hotchkis and are evaluated and compensated based on these functions as well as their investment management activities.

     Hotchkis believes consistent execution of the proprietary research process results in superior, risk-adjusted portfolio returns. It is the quality of the investment professional's execution of this process rather than the performance of particular securities that is evaluated in determining compensation. Compensation likewise is not tied to performance of the Funds or separate accounts, of specific industries within the Funds or separate accounts or to any type of asset or revenue related objective, other than to the extent that the overall revenues of Hotchkis attributable to such factors may affect the size of the Hotchkis' overall bonus pool.

     Bonuses and salaries for investment professionals are determined by the Chief Executive Officer of Hotchkis using annual evaluations, compensation surveys, feedback from other employees and advice from members of Hotchkis' Executive Committee and Hotchkis' Compensation Committee. The amount of the bonus usually is shaped by the total amount of Hotchkis' bonus pool available for the year, which is generally a function of net income, but no investment professional receives a bonus that is a pre-determined percentage of net income.


     J.P. Morgan J.P. Morgan's Portfolio Managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of J.P. Morgan's business as a whole.



     Each Portfolio Manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such Portfolio Manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio Manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each Portfolio Manager's performance with respect to the Fund, the Fund's pre-tax performance is compared to the appropriate market peer group and to the Fund's benchmark index listed in the Fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.



     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. The Portfolio Manager may also be subject to a mandatory deferral of a portion of his compensation into proprietary mutual funds based on long-term sustained investment performance.


     Lazard Lazard compensates the Portfolio Managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio Managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a Portfolio Manager's compensation. All of the portfolios managed by a Portfolio Manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy such as leadership, teamwork and commitment.

     Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

     Variable bonus is based on the Portfolio Manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. In addition, the Portfolio Manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

     Portfolio Managers also have an interest in the Lazard Asset Management LLC Equity Plan, an equity based incentive program for Lazard. The plan offers permanent equity in Lazard to a significant number of its professionals, including Portfolio Managers, as determined by the Board of Directors of Lazard, from time to time. This plan gives certain Lazard employees a permanent equity interest in Lazard and an opportunity to participate in the future growth of Lazard.


     MetWest Capital The compensation structure for Portfolio Managers includes a base salary and bonus. Bonuses are based on overall firm performance and the individual's value added. As partners of MetWest Capital, Mr. Gleicher and Mr. Lisenbee share in the profits of the firm based on their respective percentage of ownership.


     MSIM Inc. Portfolio Managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine Portfolio Manager compensation is applied across all accounts managed by the Portfolio Manager.

     Generally, Portfolio Managers receive base salary compensation based on the level of their position with MSIM Inc. In addition to base compensation, Portfolio Managers may receive discretionary compensation. Discretionary compensation can include:

     -    Cash Bonus;

     - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

     - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by MSIM Inc. or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Emerging Markets Fund;


     - Voluntary Deferred Compensation Plans--voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by MSIM Inc. or its affiliates; and/or (2) in Morgan Stanley stock units.


     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:


     - Investment performance. A Portfolio Manager's compensation is linked to the pre-tax investment performance of the accounts managed by the Portfolio Manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.


     - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the Portfolio Manager.

     -    Contribution to the business objectives of MSIM Inc.

     -    The dollar amount of assets managed by the Portfolio Manager.

     -    Market compensation survey research by independent third parties.

     -    Other qualitative factors, such as contributions to client objectives.

     - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

     NISA The salary and bonus for the Portfolio Managers is determined based on individual job performance, as well as the overall financial success of NISA. Similar compensation arrangements also apply to other senior professionals in other product and business areas of NISA. Many senior personnel, including the Portfolio Managers, have deferred compensation arrangements through a "Phantom Stock Ownership Plan." Phantom Stock awards are granted periodically at the discretion of the Chairman and the President of NISA.

     Opus Opus compensates the Portfolio Managers with a combination of salary and annual bonus. Salaries are based on merit and market rates/conditions, and annual bonuses are based on merit and Opus's overall profitability. Ownership of Opus is available to all employees based on their contribution to the firm. The Portfolio Managers either have or are in the process of obtaining ownership stakes in Opus.

     Post Compensation for the Portfolio Managers is comprised of base salary and bonus. Bonuses are paid out of a pool determined pursuant to a formula based on the overall profitability of the firm. The percentage of the bonus pool payable to each Portfolio Manager is determined by contract and a subjective determination of such individual's contribution to the success of Post.


     Pzena Portfolio Managers and other investment professionals at Pzena are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm's value investment philosophy. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock). The equity ownership in Pzena as of October 31, 2005 of each Portfolio Manager to the Mid-Cap Value Fund was as follows:



Richard S. Pzena   Greater than 25% but less than 50%
John P. Goetz      Greater than 10% but less than 25%
Manoj Tandon       Less than 5%



     SSgA The compensation of SSgA's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.


     Templeton All Portfolio Managers and senior professional staff are compensated with a base salary, bonus in the form of cash and restricted stock, and a deferred profit sharing plan. A component of the overall compensation package is based on a percentage of top-line firm revenue. The Portfolio Managers are awarded individual bonuses on the basis of three factors: their stock selection (both purchase and sale recommendations), the performance of their portfolios in light of those with similar objectives and restrictions, and a subjective factor based on their other contributions, superior client service, etc.

     TBCAM The Portfolio Managers' cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the TBCAM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM's financial performance. The Portfolio Managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a Portfolio Manager's range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the Portfolio Manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.


For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.


All Portfolio Managers and analysts are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in TBCAM's net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate).


OWNERSHIP OF FUNDS

     Certain Portfolio Managers beneficially owned shares of one or more Funds as of the end of each Fund's most recent fiscal year. A Portfolio Manager's beneficial ownership of a Fund is defined as the Portfolio Manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Manager's immediate family or by a trust of which the Portfolio Manager is a trustee could be considered ownership by the Portfolio Manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the Portfolio Manager has any direct or indirect beneficial ownership in the Fund listed. The tables below set forth each Portfolio Manager's beneficial ownership of the Fund(s) under that Portfolio Manager's management as provided by each investment advisor. In the following tables, "N/A" indicates that the Portfolio Manager does not have responsibility for that Fund.


NAME OF INVESTMENT
ADVISOR AND                               ENHANCED INCOME    INTERMEDIATE BOND   SHORT-TERM BOND
PORTFOLIO MANAGER      BALANCED FUND            FUND                FUND               FUND
------------------   -----------------   -----------------   -----------------   ---------------
American Beacon Advisors, Inc.
Nancy A. Eckl         $10,001-$50,000          None                 None              N/A
Michael W. Fields           None               None                 None              None
Gyeong Kim                  None               None                 None              None
Adriana R. Posada     $10,001-$50,000           N/A           $10,001-$50,000         N/A
William F. Quinn     $100,001-$500,000   $100,001-$500,000   $100,001-$500,000        N/A
Patrick A. Sporl            None               None                 None              None
Cynthia Thatcher            N/A                None                 N/A               N/A



NAME OF INVESTMENT   EMERGING      HIGH        INT'L
ADVISOR AND           MARKETS      YIELD      EQUITY     LARGE CAP    MID-CAP    SMALL CAP    TIPS
PORTFOLIO MANAGER      FUND      BOND FUND     FUND     VALUE FUND  VALUE FUND  VALUE FUND    FUND
------------------  ----------  ----------  ----------  ----------  ----------  ----------  --------
American Beacon Advisors, Inc.
Kirk L. Brown        $100,001-   $10,001-    $100,001-     N/A         N/A         N/A         None
                     $500,000    $50,000     $500,000
Nancy A. Eckl        $100,001-   $10,001-    $100,001-   $100,001-   $10,001-    $100,001-     None
                     $500,000    $50,000     $500,000    $500,000    $50,000     $500,000
Adriana R. Posada       N/A        N/A          N/A      $100,001-  $1-$10,000   $50,001-       N/A
                                                         $500,000                $100,000
William F. Quinn       Over      $500,001-     Over        Over      $100,001-   $500,001-    $50,001-
                    $1,000,000  $1,000,000  $1,000,000  $1,000,000   $500,000    $1,000,000   $100,000

                                                                   INT'L EQUITY
NAME OF INVESTMENT ADVISOR AND   S&P 500 INDEX   SMALL CAP INDEX      INDEX        LARGE CAP
PORTFOLIO MANAGER                     FUND             FUND            FUND       GROWTH FUND
------------------------------   -------------   ---------------   ------------   -----------
American Beacon Advisors, Inc.
Nancy A. Eckl                         None             None            None           None
William F. Quinn                      None             None            None           None
Cynthia Thatcher                      None             None            None           None



NAME OF INVESTMENT ADVISOR AND                   INTERMEDIATE    LARGE CAP     MID-CAP     SMALL CAP
PORTFOLIO MANAGER                BALANCED FUND     BOND FUND    VALUE FUND   VALUE FUND   VALUE FUND
------------------------------   -------------   ------------   ----------   ----------   ----------
Barrow, Hanley, Mewhinney & Strauss, Inc.
James P. Barrow                       None           N/A           None         None         N/A
Mark Giambrone                        N/A            N/A           N/A          None         N/A
James S. McClure                      N/A            N/A           N/A          N/A          None
John P. Harloe                        N/A            N/A           N/A          N/A          None
John S. Williams                      None           None          N/A          N/A          N/A
David H. Hardin                       None           None          N/A          N/A          N/A
J. Scott McDonald                     None           None          N/A          N/A          N/A
Mark C. Luchsinger                    None           None          N/A          N/A          N/A
Deborah A. Petruzzelli                None           None          N/A          N/A          N/A



NAME OF INVESTMENT ADVISOR AND                    LARGE CAP
PORTFOLIO MANAGER                BALANCED FUND   VALUE FUND   SMALL CAP VALUE FUND
------------------------------   -------------   ----------   --------------------
Brandywine Asset Management, LLC
Henry F. Otto                         N/A           N/A          Over $1,000,000
Steven M. Tonkovich                   N/A           N/A        $100,001 - $500,000
Paul R. Lesutis                       None          None               N/A
Earl J. Gaskins                       None          None               N/A
Stephen S. Smith                      None          None               N/A



NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                TIPS FUND
------------------------------   ---------
Brown Brothers Harriman & Co.
James J. Evans                      None



NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                ENHANCED INCOME FUND
------------------------------   --------------------
Calamos Advisors, LLC
John P. Calamos                          None
Nick P. Calamos                          None
John P. Calamos Jr.                      None



NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                INT'L EQUITY FUND
------------------------------   -----------------
Causeway Capital Management LLC
Sarah H. Ketterer                       None
Harry W. Hartford                       None
James A. Doyle (1)                      None
Jonathan Eng (1)                        None
Kevin Durkin (1)                        None



(1)  Ownership as of January 3, 2006.



NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                SMALL CAP VALUE FUND
------------------------------   --------------------
Dreman Value Management, LLC
David N. Dreman                          None
Nelson Woodard                           None



                                                            MERRILL LYNCH
NAME OF INVESTMENT ADVISOR AND        MERRILL LYNCH          INT'L INDEX
PORTFOLIO MANAGER                SMALL CAP INDEX FUND (1)      FUND (1)
------------------------------   ------------------------   -------------
Fund Asset Management, L.P.
Vincent J. Costa                           None                  None
Jeffrey L. Russo                           None                  None
Debra L. Jelilian                     $10,001-$50,000            None


(1) Individuals may not invest directly in the Index Trust Portfolios. The table represents each Portfolio Manager's beneficial ownership of the Merrill Lynch Small Cap Index and International Index Funds, feeder funds that, like the Small Cap Index Fund and International Equity Index Fund, invest all of their investable assets in the Index Trust Portfolios.


NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                LARGE CAP GROWTH FUND
------------------------------   ---------------------
Goldman Sachs Asset Management, L.P. (1)
Melissa Brown                             None
Gary Chropuvka                            None


(1) Due to Goldman Sachs Asset Management, L.P.'s ("GSAM") internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub-Advised Funds for which they have primary responsibility.


NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                BALANCED FUND   LARGE CAP VALUE FUND   SMALL CAP VALUE FUND
------------------------------   -------------   --------------------   --------------------
Hotchkis and Wiley Capital
   Management, LLC
George Davis                          None               None                   None
Patricia McKenna                      None               None                   N/A
Sheldon Lieberman                     None               None                   N/A
Joe Huber                             None               None                   None
Stan Majcher                          None               None                   None
David Green                           N/A                N/A                    None
Jim Miles                             N/A                N/A                    None



NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                LARGE CAP GROWTH FUND
------------------------------   ---------------------
J.P. Morgan Investment
   Management Inc.
Raffaele Zingone                          None

NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                INT'L EQUITY FUND
------------------------------   -----------------
Lazard Asset Management LLC
Gabrielle Boyle                         None
Michael A. Bennett                      None
John R. Reinsberg                       None
Michael Powers                          None
Michael G. Fry                          None



NAME OF INVESTMENT ADVISOR AND   LARGE CAP VALUE FUND   SMALL CAP VALUE
PORTFOLIO MANAGER                        FUND                 FUND
------------------------------   --------------------   ---------------
Metropolitan West Capital
Management, LLC
Howard Gleicher                          None                 N/A
Gary W. Lisenbee                         None                 None
David M. Graham                          None                 N/A
Jeffrey Peck                             None                 N/A



NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                EMERGING MARKETS FUND
------------------------------   ---------------------
Morgan Stanley Investment
   Management Inc.
Narayan Ramachandran                      None
Ruchir Sharma                             None
Paul Psaila                               None



NAME OF INVESTMENT ADVISOR AND       TREASURY INFLATION
PORTFOLIO MANAGER                PROTECTED SECURITIES FUND
------------------------------   -------------------------
NISA Investment Advisors, LLC
Jess Yawitz                                 None
William Marshall                            None
Mohan Balachandran                          None
Anthony Pope                                None
Ken Lester                                  None



NAME OF INVESTMENT ADVISOR AND      Small Cap
PORTFOLIO MANAGER                   Value Fund
------------------------------   ---------------
Opus Capital Management, Inc.
Len A. Haussler                  $10,001-$50,000
Kevin P. Whelan                     $1-$10,000
Jonathon M. Detter                  $1-$10,000



NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                HIGH YIELD BOND FUND
------------------------------   --------------------
Post Advisory Group, LLC
Lawrence A. Post                         None
Allan Schweitzer                      $1-$10,000



NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                MID-CAP VALUE FUND
------------------------------   ------------------
Pzena Investment Management,
   LLC
Richard S. Pzena                        None
John P. Goetz                           None
Manoj Tandon                            None



NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                EQUITY 500 INDEX PORTFOLIO   SMALL CAP VALUE FUND
------------------------------   --------------------------   --------------------
SSgA Funds Management, Inc.
Ric Thomas                                  N/A                       None
Chuck Martin                                N/A                       None
John O'Connell                              N/A                       None
Michael Feehily                             None                      N/A
John Tucker                                 None                      N/A



NAME OF INVESTMENT ADVISOR AND
PORTFOLIO MANAGER                 INT'L-EQUITY FUND
------------------------------   -------------------
Templeton Investment Counsel,
   LLC
Gary Motyl                       $500,001-$1,000,000



NAME OF INVESTMENT
ADVISOR AND                  EMERGING
PORTFOLIO MANAGER          MARKETS FUND   INT'L EQUITY FUND   SMALL CAP VALUE FUND
------------------         ------------   -----------------   --------------------
The Boston Company Asset
   Management, LLC
Kirk Henry                     None              None                 N/A
Clifford A. Smith              N/A               None                 N/A
Carolyn M. Kedersha            None              N/A                  N/A
Joseph M. Corrado              N/A               N/A                  None
Stephanie K. Brandaleone       N/A               N/A                  None
Edward R. Walter               N/A               N/A                  None


                        PORTFOLIO SECURITIES TRANSACTIONS

     In selecting brokers or dealers to execute particular transactions, the Manager, SSgA, FAM and the sub-advisors are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), and other information provided to the applicable Fund or Portfolio, to the Manager, SSgA, FAM and/or to the sub-advisors (or their affiliates), provided, however, that the Manager, SSgA, FAM or the sub-advisor determines that it has received the best net price and execution available. The Trusts do not allow the Manager or sub-advisors to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers. The Manager, SSgA, FAM and the sub-advisors are also authorized to cause a Fund or Portfolio to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager, SSgA, FAM or the sub-advisors, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager, SSgA, FAM or the sub-advisor exercises investment discretion. The fees of the sub-advisors are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, Master Trust Board, the Index Trust Board, or the Equity 500 Index Portfolio Board, as applicable, the Manager, FAM, SSgA, or the sub-advisors (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so. Supplemental investment research obtained from such broker-dealers might be used by FAM in servicing all of its accounts, and all such research might not be used by FAM in connection with the Index Trust Portfolios. Consistent with the Conduct Rules of the National Association of Securities Dealers and policies established by the Index Trust Board of Trustees, FAM may consider sales of shares of the Index Trust Portfolios as a factor in the selection of brokers or dealers to execute portfolio transactions.

ALL FUNDS EXCEPT THE INDEX FUNDS

     Although the following discusses transactions in each Fund and the Board, it applies equally to each Master Trust Portfolio and the Master Trust Board. Future references in this section to "Fund" shall include the Master Trust Portfolios.

     The Manager and each sub-advisor will place its own orders to execute securities transactions that are designed to implement the applicable Fund's investment objective and policies. In placing such orders, each sub-advisor will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board and the Master Trust Board, as appropriate, a sub-advisor of a Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. A Fund's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund's cash flows. High portfolio activity increases a Fund's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.


     The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each sub-advisor is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each sub-advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Funds may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.


     The Funds and the Portfolios of the Master Trust have established brokerage commission recapture arrangements with certain brokers or dealers. If a sub-advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund or Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds and Portfolios. Neither the Manager nor any of the sub-advisors receive any benefits from the commission recapture program. A sub-advisor's participation in the brokerage commission recapture program is optional. Each sub-advisor retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the sub-advisor's obligation to seek the best execution available.


     For the fiscal years ended October 31, 2003, 2004 and 2005, the following brokerage commissions were paid by the Funds and Portfolios, as applicable. Fluctuations in brokerage commissions from year to year were primarily due to increases or decreases in Fund assets. Shareholders of these Funds bear only their pro-rata portion of such expenses.



Fund (or Portfolio)           2003         2004         2005
-------------------        ----------   ----------   ----------
Balanced                   $  261,251   $  192,386   $  218,293
Emerging Markets           $  186,343   $  206,993   $  294,570
Enhanced Income (2)        $   15,242   $   12,799   $   10,759
International Equity (1)   $1,123,748   $1,519,960   $2,669,559
Large Cap Growth           $   47,355   $   31,899   $   59,189
Large Cap Value            $  484,882   $  334,388   $  881,044
Mid-Cap Value (3)                 N/A   $   31,396   $  287,493
Small Cap Value            $  989,893   $1,446,938   $4,757,005

(1) Prior to March 1, 2006, this Fund invested in a corresponding Portfolio of the Master Trust. As such, commissions were paid by the Portfolio prior to that date.


(2)  The Fund commenced operations on July 1, 2003.

(3)  The Fund commenced operations on June 30, 2004.


     During the fiscal year ended October 31, 2003, the following commissions were paid to affiliated brokers:



PORTFOLIO          BROKER                 AFFILIATED WITH                        COMMISSION
---------          ------                 ---------------                        ----------
Large Cap Growth   Goldman, Sachs & Co.   Goldman Sachs Asset Management            $1308
Emerging Markets   Morgan Stanley         Morgan Stanley Investment Management      $  48



     The percentages of total commissions of the Large Cap Growth Fund and the Emerging Markets Fund paid to affiliated brokers in 2003 were 2.69% and 0.03%, respectively. The transactions represented 0.67% of the Large Cap Growth Fund and 0.06% of the Emerging Markets Fund's total dollar value of portfolio transactions for the fiscal year ended October 31, 2003.



     During the fiscal year ended October 31, 2004, the following commissions were paid to affiliated brokers:



PORTFOLIO          BROKER                   AFFILIATED WITH                             COMMISSION
---------          ------                   ---------------                             ----------
Large Cap Growth   Goldman, Sachs & Co.     Goldman Sachs Asset Management, L.P.           $ 814
Large Cap Growth   Spear, Leeds & Kellogg   Goldman Sachs Asset Management. L.P.           $1070
Small Cap Value    Southwest Securities     Principal Underwriter to the Trust             $ 895
Small Cap Value    Southwest Securities     Principal Underwriter to the Trust             $9407
Balanced           Southwest Securities     Principal Underwriter to the Trust             $ 785
Large Cap Value    Southwest Securities     Principal Underwriter to the Trust             $1235
Emerging Markets   Morgan Stanley           Morgan Stanley Investment Management Inc.      $3690



     The percentages of total commissions of the Large Cap Growth Fund, Small Cap Value Fund, Balanced Fund, Large Cap Value Fund, and Emerging Markets Fund paid to affiliated brokers in 2004 were 5.91%, 0.71%, 0.41%, 0.37%, and 1.78%, respectively. The transactions represented 9.75% of the Large Cap Growth Fund, 0.48% of the Small Cap Value Fund, 0.63% of the Balanced Fund, 0.60% of the Large Cap Value Fund, and 1.22% of the Emerging Markets Fund's total dollar value of portfolio transactions for the fiscal year ended October 31, 2004.



     During the fiscal year ended October 31, 2005, the following commissions were paid to affiliated brokers:



PORTFOLIO          BROKER                                AFFILIATED WITH                             COMMISSION
---------          ------                                ---------------                             ----------
Large Cap Growth   Goldman, Sachs & Co.                  Goldman Sachs Asset Management, L.P.          $  1110
Large Cap Growth   Spear, Leeds & Kellogg                Goldman Sachs Asset Management, L.P.          $   751
Emerging Markets   JM Morgan Stanley Secs. Private Ltd   Morgan Stanley Investment Management Inc.     $29,742
Small Cap Value    Southwest Securities                  Principal Underwriter to the Trust            $22,047



     The percentages of total commissions of the Large Cap Growth Fund, Emerging Markets Fund, and Small Cap Value Fund paid to affiliated brokers in 2005 were 3.14%, 0.05%, and 0.46%, respectively. The transactions represented 5.30%, 0.04%, and 0.23% of the Large Cap Growth Fund, Emerging Markets Fund, and Small Cap Value Fund's total dollar value of portfolio transactions for the fiscal year ended October 31, 2005.


     The following table lists each Fund that as of the end of its fiscal year held securities issued by a broker-dealer (or by its parent) through which the Fund regularly executes transactions.


                                                     Aggregate Value of
Regular Broker-Dealers                Fund               Securities
----------------------                ----         ----------------------
Banco Santander-Chile          Emerging Markets     $185,000

Bank of America Corp.          Balanced            $12,824,000
                               Enhanced Income      $249,000
                               Large Cap Growth     $568,000
                               Large Cap Value     $22,405,000

Bear Stearns & Co. Inc.        Balanced            $3,075,000
                               Enhanced Income      $784,000
                               Intermediate Bond    $382,000
                               Large Cap Value     $3,966,000
                               Short-Term Bond     $1,987,000

Citigroup, Inc.                Balanced            $11,038,000
                               Enhanced Income      $985,000
                               Large Cap Growth     $286,000



                                                     Aggregate Value of
Regular Broker-Dealers                Fund               Securities
----------------------                ----         ----------------------
ING Groep NV                   Large Cap Value           $ 6,027,000

Lehman Brothers                Enhanced Income           $ 1,239,000

JP Morgan Chase & Co.          Balanced                  $ 5,704,000
                               Large Cap Value           $17,259,000

Merrill Lynch                  Balanced                  $ 2,966,000
                               High Yield Bond           $10,000,000
                               Intermediate Bond         $   469,000
                               Large Cap Value           $ 4,234,000
                               Short-Term Bond           $ 1,703,000

Morgan Stanley                 Balanced                  $ 3,274,000
                               Enhanced Income           $ 1,596,000
                               High Yield Bond           $ 4,500,000

                                                     Aggregate Value of
                                                         Securities
Regular Broker-Dealers                Fund         Regular Broker-Dealers
----------------------                ----         ----------------------
                               Large Cap Value           $20,401,000

CS First Boston                Balanced                  $   793,000
                               Enhanced Income           $ 2,065,000
                               Intermediate Bond         $   370,000
                               Short-Term Bond           $ 2,047,000

Goldman Sachs                  Balanced                  $ 2,582,000
                               Enhanced Income           $   344,000
                               Intermediate Bond         $   246,000
                               Large Cap Value           $ 3,610,000

ICICI Bank                     Emerging Markets          $   159,000

ING Bank                       Balanced                  $   457,000
                               Enhanced Income           $   305,000
                               Intermediate Bond         $   254,000



                                                     Aggregate Value of
                                                         Securities
Regular Broker-Dealers                Fund         Regular Broker-Dealers
----------------------                ----         ----------------------
                               Large Cap Growth          $   179,000
                               Large Cap Value           $ 4,857,000

Refco Financial Holdings LLC   High Yield Bond           $ 2,322,000

Refco Group Ltd.               Enhanced Income           $   432,000

State Street Corp.             Large Cap Growth          $    88,000

Wachovia Corp.                 Balanced                  $ 3,035,000
                               Enhanced Income           $ 1,609,000
                               Large Cap Value           $ 5,026,000
                               Short-Term Bond           $ 2,681,000


INDEX TRUST PORTFOLIOS

     FAM places all orders for purchases and sales of the Index Trust Portfolios' investments. Under the 1940 Act, persons affiliated with the Index Trust and persons who are affiliated with such persons are prohibited from dealing with the Index Trust as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Index Trust, including Merrill Lynch and any of its affiliates, will not serve as the Index Trust's dealer in such transactions. However, affiliated persons of the Index Trust may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Index Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Index Trust Board that either comply with rules adopted by the SEC or with interpretations of the SEC staff.


     Section 11(a) of the Securities Exchange Act of 1934 generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the SEC has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Index Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Index Trust and annual statements as to aggregate compensation will be provided to the Index Trust. Securities may be held by, or be appropriate investments for, the Index Trust Portfolios as well as other funds or investment advisory clients of FAM.


     Because of different objectives or other factors, a particular security may be bought for one or more clients of FAM or an affiliate when one or more clients of FAM or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Index Trust or other clients or funds for which FAM or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of FAM or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


     For the fiscal years ended December 31, 2003, 2004 and 2005, the Small Cap Index Series paid brokerage commissions of $95,223, $93,519 and $92,896, respectively. For the fiscal years ended December 31, 2003, 2004 and 2005, the International Index Series paid brokerage commissions of $38,009, $117,059 and $107,738, respectively, and paid $21 in commissions to Merrill Lynch in 2004. Shareholders of the Small Cap Index and International Equity Index Funds bear only their pro-rata portion of the brokerage commissions.


EQUITY 500 INDEX PORTFOLIO

     SSgA places all orders for purchases and sales of the Equity 500 Index Portfolio's investments. In selecting broker-dealers, SSgA may consider research and brokerage services furnished to it and its affiliates. Affiliates of SSgA may receive brokerage commissions from the Equity 500 Index Portfolio in accordance with procedures adopted by the Equity 500 Index Portfolio Board under the 1940 Act, which procedures require periodic review of these transactions.

     In certain instances there may be securities that are suitable for the Equity 500 Index Portfolio as well as for one or more of SSgA's other clients. Investment decisions for the Equity 500 Index Portfolio and for SSgA's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity 500 Index Portfolio is concerned. However, it is believed that the ability of the Equity 500 Index Portfolio to participate in volume transactions will produce better executions for the Portfolio.

     SSgA may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Equity 500 Index Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. SSgA has informed the Equity 500 Index Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates.


     For the fiscal years ended December 31, 2003, 2004 and 2005, the Equity 500 Index Portfolio paid brokerage commissions in the amount of $474,147, $312,502 and $217,862, respectively. For the fiscal years ended December 31, 2003, 2004 and 2005, the Equity 500 Index Portfolio paid $366,175, $52,740 and $0, respectively, in commissions to State Street Global Markets LLC, an affiliated broker of SSgA. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of the brokerage commissions.


                               REDEMPTIONS IN KIND


     Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. For the Master-Feeder Funds, redemptions in kind would be paid through distributions of securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.


                                 NET ASSET VALUE

     It is the policy of the Money Market Funds to attempt to maintain a constant net asset value per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Funds' corresponding Portfolios are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The Money Market Portfolios may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two rating organizations, such as "P-1" by Moody's and "F-1" by Fitch, and have received the next highest short-term rating by other rating organizations, such as "A-2" by Standard & Poor's and "P-2" by Moody's. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

     To continue to qualify for treatment as a regulated investment company under the Tax Code ("RIC"), each

Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:


     - Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or (in the case of the International Equity, Emerging Markets and International Equity Index Funds) foreign currencies, or certain other income, including gains from options, futures or forward contracts, derived with respect to its business of investing in securities or those currencies and (2) as a result of the American Jobs Creation Act of 2004 ("2004 Act"), net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement");



     - Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (2) not more than 25% of the value of its total assets is invested in (a) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer,
          (b) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) the securities of one or more QPTPs ("Diversification Requirement"); and



     - Distribute annually to its shareholders at least 90% of the sum of its investment company taxable income (generally, taxable net investment income plus the excess of net short-term capital gain over net long-term capital loss and, in the case of the International Equity, Emerging Markets and International Equity Index Funds, net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) plus, in the case of the Municipal Money Market Fund, net interest income excludable from gross income under section 103(a) of the Tax Code ("Distribution Requirement").



     Each Master-Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Master-Feeder Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions -- including distributions by the non-Money Market Funds of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and distributions by the Municipal Money Market Fund that otherwise would qualify as "exempt-interest dividends" (as described below under "Taxation of the Funds' Shareholders") -- as taxable dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


     See the part of the next section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or, in the case of a Master-Feeder Fund, its corresponding Portfolio may employ. For easier reading, the term "Portfolio" is used throughout that part (where the context permits) to refer to both a Portfolio (the tax consequences to which generally would "flow-through" to its corresponding Master-Feeder Fund) and a non-Master-Feeder Fund (i.e., a Fund that invests directly instead of through a corresponding Portfolio, to which the tax consequences thus would apply directly).


TAXATION OF THE PORTFOLIOS

     The Portfolios and their Relationship to the Master-Feeder Funds. Each Portfolio is classified as a separate partnership for federal tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.


     Because, as noted above, each Master-Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to continue to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Master-Feeder Fund will be able to satisfy all those requirements.


     Distributions to a Master-Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis in its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Master-Feeder Fund's basis in its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.


     Taxation of Certain Investments. A Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in a Portfolio that holds those securities, a Master-Feeder Fund would have to take into account its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Master-Feeder Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus, in the case of the Municipal Money Market Fund, its share of the Municipal Money Market Portfolio's net tax-exempt interest income), including any original issue discount (and, in the case of the Municipal Money Market Fund, its share of accrued tax-exempt original issue discount), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of the Master-Feeder Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease the Master-Feeder Fund's investment company taxable income and/or net capital gain.



     If a Portfolio acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, its corresponding Master-Feeder Fund will be subject to federal income tax on the Fund's share of a portion of any "excess distribution" the Portfolio receives on the stock or of any gain realized by the Portfolio from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes that share of the PFIC income as a taxable dividend to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals' "qualified dividend income" mentioned above. A Master-Feeder Fund may avoid this tax and interest if its corresponding Portfolio elects to treat the PFIC as a "qualified electing fund"; however, the requirements for that election are difficult to satisfy. The Portfolios currently do not intend to acquire securities in issuers that are considered PFICs.



     Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Portfolios that are permitted to invest therein realize in connection therewith. The International Equity and International Equity Index Funds' respective shares of their corresponding Portfolio's (1) gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and (2) gains from options, futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will be treated as qualifying income for each Fund under the Income Requirement. Similarly, the S&P 500 Index and Small Cap Index Funds' respective shares of the Equity 500 Index Portfolio and Small Cap Index Series' income from options and futures derived with respect to their business of investing in securities will be so treated for those Funds.



     Dividends and interest the International Equity Portfolio, the Emerging Markets Fund and the International Index Series receive, and gains they realize, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively, "foreign taxes") that would reduce the yield and/or total return on their securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign




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taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors. There is uncertainty in certain markets regarding the collectibility of tax reclaims by the International Equity Portfolio due to its partnership status for federal tax purposes. Upon determination of the Portfolio's entitlement to benefits under foreign tax treaties, if any, tax reclaim amounts will be accrued.


     A Portfolio may invest in certain futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Tax Code) and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) - and certain foreign currency options and forward contracts with respect to which it makes a particular election - that will be "section 1256 contracts." Any section 1256 contracts a Portfolio holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Master-Feeder Fund that invests in such a Portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain such a Fund recognizes, without in either case increasing the cash available to it.

     Section 988 of the Tax Code also may apply to a Portfolio's forward currency contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.


     Offsetting positions a Portfolio enters into or holds in any actively traded option, futures or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) a Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).


     When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

     If a Portfolio has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Portfolio or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Portfolio transaction during any taxable year that



                                       59


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otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


     The TIPS Fund invests in inflation-indexed securities (also known as inflation-protected securities), on which principal is adjusted based on changes in an inflation index such as the Consumer Price Index. Net positive adjustments to principal value as a result of an increase in the index are taxable as ordinary income in the year of the adjustment, rather than at maturity when the principal is repaid. Net negative adjustments to principal value as a result of a decrease in the index can be deducted to the extent of the Fund's interest income from the security for the current and previous taxable years, with any excess being carried forward to future taxable years. The Fund intends to distribute dividends to its shareholders on a quarterly basis that include both interest income and net income representing principal adjustments. Net negative principal adjustments near the end of a taxable year may result in all or a portion of the dividends distributed earlier in the year to be treated as a return of capital.


TAXATION OF THE FUNDS' SHAREHOLDERS

     Dividends or other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that the price of Fund shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution, so if they purchase Fund shares shortly before the record date for a distribution, they will pay full price for the shares and (except for an exempt-interest dividend)receive some portion of the price back as a taxable distribution even thought it represents in part a return of invested capital.


     Distributions by the Municipal Money Market Fund of the amount by which its share of the Municipal Money Market Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by it as "exempt-interest dividends," generally may be excluded from gross income by its shareholders. Dividends the Fund pays will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of the Portfolio's total assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Tax Code. The Fund and the Portfolio intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Tax Code.



     The Municipal Money Market Fund's distributions attributable to interest on certain private activity bonds ("PABs") are treated as an item of tax preference for purposes of the federal alternative minimum tax ("AMT"), although they remain fully tax-exempt for regular federal income tax purposes. Exempt-interest dividends that a corporate shareholder receives may be indirectly subject to the AMt. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisors before purchasing shares of the Municipal Money Market Fund because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.


     Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

     If more than 50% of the value of the total assets of the International Equity Fund, Emerging Markets Fund or International Equity Index Fund (including, as applicable, the share of its corresponding Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may,



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


file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to its share of any foreign and U.S. possessions income taxes paid by it or, as applicable, its corresponding Portfolio. If a Fund makes this election, it will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend the Fund pays that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either use the foregoing information in calculating the foreign tax credit against his federal income tax or, alternatively, deduct the taxes deemed paid by him in computing his taxable income. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the Fund's (or the Fund's share of the Portfolio's) income from foreign and U.S. possessions sources and foreign taxes paid. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


     The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                            DESCRIPTION OF THE TRUST

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.


     The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The AMR Class is offered to tax-exempt retirement and benefit plans of AMR Corporation and its affiliates. The following individuals are eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trust's Board of Trustees. The PlanAhead Class was created to give individuals and other smaller investors an opportunity to invest in the American Beacon Funds. As a result, shareholders of the PlanAhead Class benefit from the economies of scale generated by being part of a larger pool of assets. The Service Class was created for individuals and other smaller investors investing in the Funds through third party intermediaries. The expense structure of the Service Class allows for payments to these intermediaries for providing shareholder services.



     The Balanced, Emerging Markets, Enhanced Income, Intermediate Bond, International Equity, Large Cap Growth, Large Cap Value, Mid-Cap Value, Short-Term Bond, Small Cap Value, and Treasury Inflation Protected Securities Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each sub-advisor is carefully chosen by the Manager through a rigorous screening process.


                                OTHER INFORMATION


     For easier reading, the term "Portfolio" is used throughout this section to refer to both a Portfolio and a non-Master Feeder Fund or its Portfolio, unless stated otherwise.


     American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs)-ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain



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

currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

     Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

     Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     Borrowing Risks-The Portfolios may borrow for temporary purposes. Borrowing may exaggerate changes in a Fund's NAV and in its total return. Interest expense and other fees associated with borrowing may reduce a Fund's return.

     Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.


     Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


     Convertible Securities-Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

     Cover-Transactions using forward contracts, futures contracts, options on futures contracts and written options ("Financial Instruments") expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each



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

Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

     Debentures-Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

     Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

     Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.


     Emerging Market Risks-The Emerging Markets Fund invests in the securities of issuers domiciled in various countries with emerging capital markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.


     Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Fund could lose the entire value of its investments in the affected markets.

     Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund's acquisition or disposal of securities.

     Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

     Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     Foreign Debt Securities-The High Yield Bond Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include:
(a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund's investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets. See "Eurodollar and Yankeedollar Obligations" for a further discussion of these risks.

     Forward Foreign Currency Exchange Contracts-The International Equity Portfolio, International Index Series, and Emerging Markets Fund (the "International Portfolios") may enter into forward foreign currency exchange contracts ("forward currency contracts"). A forward currency contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     Forward currency contracts may serve as long hedges - for example, an International Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges - for example, an International Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.


     The International Portfolios may enter into forward currency contracts to sell a foreign currency for a fixed U.S. dollar amount approximating the value of some or all of their respective portfolio securities denominated in such foreign currency. In addition, the International Portfolios may use forward currency contracts when FAM or a sub-advisor wishes to "lock in" the U.S. dollar price of a security when the Portfolio is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency.


     The International Portfolios may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to a Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies.

     The International Portfolios may seek to hedge against changes in the value of a particular currency by using forward currency contracts on another foreign currency or a basket of currencies, the value of which FAM or the applicable sub-advisor believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

     In addition, an International Portfolio may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a Portfolio owned securities denominated in a foreign currency that FAM or a sub-advisor believed would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies a Portfolio's exposure to foreign currency exchange rate fluctuations.

     The cost to a Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency



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contracts usually are entered into on a principal basis, no fees or commissions are involved. When a Portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     Sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought, respectively. Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Portfolio might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

     Futures Contracts-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts. The use of futures contracts by the Equity 500 Index Portfolio and Index Trust Portfolios is explained further under "Index Futures Contracts and Options on Index Futures Contracts."


     The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.


     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Portfolio's obligations to or from a futures broker. When the Portfolio purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Portfolios intend to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.



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     Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Portfolio were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

     To the extent that a Portfolio enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of a Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Portfolio has entered into. This policy does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts.

     Futures contracts require the deposit of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high-grade liquid debt securities.


     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by SSgA, FAM or a sub-advisor may still not result in a successful transaction.


     In addition, futures contracts entail risks. Although SSgA, FAM or a sub-advisor may believe that use of such contracts will benefit a particular Portfolio, if that investment advisor's investment judgment about the general direction of, for example, an index is incorrect, a Portfolio's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

     General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

     Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold



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a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     Index Futures Contracts and Options on Index Futures Contracts-The Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value Fund, International Equity Portfolio, Emerging Markets Fund, Index Trust Portfolios, and Equity 500 Index Portfolio (the "Portfolios") may invest in index futures contracts, options on index futures contracts and options on securities indices.

          Index Futures Contracts-U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

          At the same time a futures contract on an index is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

          Options on Index Futures Contracts-The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.


          The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


          The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

          The amount of risk a Portfolio assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

          The Equity 500 Index Portfolio Board has adopted the requirement that index futures contracts and options on index futures contracts be used as a hedge. Stock index futures may be used on a continual basis to equitize cash so that the Portfolios may maintain maximum equity exposure. Each Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on



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     outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

          Futures Contracts on Stock Indices-The Portfolios may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolios or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolios.

          In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolios will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolios' investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

          Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

          Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Portfolios. Each Portfolio may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of each Portfolio's total assets.

          Options on Securities Indices-The Portfolios may write (sell) covered call and put options to a limited extent on an index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Portfolios may forgo the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Portfolios.


          By writing a covered call option, the Portfolios forgo, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a covered put option, the Portfolios, in exchange for the net premium received, accept the risk of a decline in the market value of the index below the exercise price.


          Each Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

          When each Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.


          The Portfolios have adopted certain other non-fundamental policies concerning index option transactions that are discussed above. The Portfolios' activities in index options also may be restricted by the requirements of the Tax Code with which the Master-Feeder Funds must comply to continue to qualify as a RIC.


          The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the



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     underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

          Because options on securities indices require settlement in cash, SSgA, FAM or the sub-advisor may be forced to liquidate portfolio securities to meet settlement obligations.

          Options on Stock Indices-A Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

          Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

     Inflation-Indexed Securities-Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation.

     In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments. The U.S. Treasury guarantees to repay at least the original principal value at maturity for inflation-indexed securities issued directly by the U.S. Government. However, inflation-indexed securities of other issuers may or may not have the same principal guarantee and may repay an amount less than the original principal value at maturity.


     Changes in market expectations for real interest rates may result in volatility in the Treasury Inflation Protected Securities Fund's share price. There can be no assurance that the designated inflation index for an inflation-indexed security will accurately reflect the real inflation rate.


     Interfund Lending-Pursuant to an order issued by the SEC, the Funds may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other Funds for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

     The credit facility will reduce the Funds' potential borrowing costs and enhance the ability of the lending Funds to earn higher rates of interest on their short-term lending. Although the credit facility will reduce the Funds' need to borrow from banks, the Funds remain free to establish lines of credit or other borrowing arrangements with banks.

     Junk Bonds-Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by the nationally recognized statistical rating organizations ("Rating Organizations"). For example, Moody's and Standard & Poor's rates them below Baa and BBB, respectively. Please see "Ratings of Long-Term Obligations" below for an explanation of the ratings applied to junk bonds. Junk bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or



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by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Fund intends to diversify its holdings among many bond issuers.

     Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.


     Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.


     Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

     Securities loans will be made in accordance with the following conditions:
(1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate, to vote proxies.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board to be of good financial standing and will not be made



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unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate. The Money Market Funds do not currently engage in securities lending.

     Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.


          Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.


          Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.


          (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.


          (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

          (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes



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     represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

          (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the Master Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the Master Trust Board, has delegated that responsibility to the Manager: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

     Options-The Enhanced Income Fund may purchase and sell put options and call options on securities and foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the NASDAQ National Market System. The Fund will only write (sell) covered call and put options. For a further description, see "Cover."


     An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.


     By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security or currency below the exercise price.

     The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

     When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant



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price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     Preferred Stock-A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.


     Private Activity Bonds-PABs are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. PABs are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Distributions by the Municipal Money Market Funds attributable to interest earned on PABs may have adverse tax consequences for certain shareholders of those Funds. See "Tax Information - Taxation of the Funds' Shareholders."


     Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations. Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The Rating Organizations may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a high yield bond. The High Yield Bond Fund's sub-advisor will monitor the Fund's holdings on a continuous basis to assess those factors not reflected in the credit rating. Therefore, the achievement of the High Yield Bond Fund's investment objective will be more dependent on the sub-advisor's research abilities than if the High Yield Bond Fund invested primarily in higher-rated securities.


     The four highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations that are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations that are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.


     Moody's ratings of Ba, B, Caa, Ca and C are considered below investment grade. A rating of Ba by Moody's denotes obligations judged to have speculative elements. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Obligations rated B by Moody's generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's assigns a rating of Caa to those obligations considered of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. A rating of Ca signifies obligations considered by Moody's to be speculative to a high degree. Such issues are often in default or have other marked shortcomings. Obligations rated C by Moody's are considered in the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

     The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse



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economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Standard & Poor's ratings of BB, B, CCC, CC, C and D are considered below investment grade. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Fitch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB currently have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


     Fitch's ratings of BB or lower are considered below investment grade. A rating of BB indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Ratings of CCC, CC, or C indicate a real possibility for default. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. A C rating signals imminent default. Ratings of DDD, DD, or D indicate obligations in default. Obligations rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process and are estimated to recover around 90-100% of outstanding amounts and accrued interest. Obligations rated DD are generally undergoing a formal reorganization or liquidation process and have the potential for recovery in the range of 50-90%. Obligations rated D are generally undergoing a formal reorganization or liquidation process but have recovery potential below 50%.


     The four highest ratings for long-term obligations by Dominion Bond Rating Service Limited ("DBRS") are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events. Obligations rated A are of satisfactory credit quality and are considered more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies. Obligations rated BBB are of adequate credit quality. They are more susceptible to adverse changes in economic and financial conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

     DBRS' ratings of BB or lower are considered speculative. A rating of BB indicates that the degree of protection afforded principal and interest is uncertain, particularly during periods of economic recession. A B rating



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signifies a reasonable high level of uncertainty that exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity. Obligations rated CCC, CC and C are considered very highly speculative and are in danger of default of interest and principal. In practice, there is little difference between the C to CCC categories, with CC and C normally used to lower ranking debt of companies where the senior debt is rated in the CCC to B range. A rating of D indicates obligations in default of either interest or principal.

     Standard & Poor's and Fitch apply indicators (such as "+" and "-") and DBRS adds "high" or "low" to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

     Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating may also be assigned to commercial paper programs that are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

     Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

     Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.


     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


     Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1
(high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

     Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.



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     Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, the sub-advisor, the Equity 500 Index Portfolio Board or the Index Trust Board, as applicable, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate, during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

     Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.


     Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.


     Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

     Rights and Warrants-Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. There is no specific limit on the percentage of assets a Portfolio may invest in rights and warrants, although the ability of some of the Portfolios to so invest is limited by their investment objectives or policies.

     Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

     The Board, the Master Trust Board, the Equity 500 Index Portfolio Board, the Index Trust Board, and the applicable sub-advisor will carefully monitor the Portfolios' investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.



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     Separately Traded Registered Interest and Principal Securities and Zero
Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio investing in STRIPs will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

     Short Sales- In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Manager, FAM or a sub-advisor may sell a security a Portfolio does not own, or in an amount greater than the Portfolio owns (i.e., make short sales). With respect to the Index Portfolios, such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. Generally, to complete a short sale transaction, a Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed. If the price at the time of replacement is more than the price at which the security was sold by the Portfolio, the Portfolio will incur a loss. Conversely, the Portfolio will realize a gain if the price of the security decreases between selling short and replacement. Although the Portfolio's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. Until the security is replaced, the Portfolio is required to pay to the lender any interest that accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Portfolio replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

     Swap Agreements-The Treasury Inflation Protected Securities Fund may invest in interest rate swap agreements to increase or decrease its exposure to interest rate changes. Considered a derivative, a swap agreement is an arrangement whereby two parties agree to exchange payments based on changes in the value of a specified index, rate or other instrument. In an interest rate swap, one party agrees to exchange with another party its commitment to pay or receive interest. For example, a party may exchange floating rate interest payments for fixed rate interest payments with respect to a designated principal amount.


     Typically, the payment dates for both parties are the same, so the agreement will usually call for the two payments to be netted against each other, and the net amount only is paid to the party entitled to the higher amount. Therefore, the Fund's rights/obligations with regard to such swap agreements will be limited to the net amount to be received/paid under the terms of the agreement.


     The Treasury Inflation Protected Securities Fund may also enter caps, floors and collars, which are particular variations on swap agreements. The purchaser of an interest rate cap agrees to pay a premium to the seller in return for the seller paying interest on a specified principal amount to the purchaser based on the extent to which a specified interest rate exceeds a predetermined level. Conversely, the seller of an interest rate floor agrees to pay interest on a specified principal amount to the purchaser based on the extent to which a specified interest rate falls below a predetermined level. A collar combines a cap and a floor, establishing a predetermined range of interest rates within which each party agrees to make payments.

     The use of swap agreements requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. If a sub-advisor to the Fund incorrectly forecasts interest rate changes, interest rate swaps based upon those expectations may result in losses for the Fund. The counterparty to a swap agreement may default on its obligations to the Fund. To mitigate this risk, the Fund will only enter swap agreements with counterparties considered by the Manager or applicable sub-advisor to be at minimum risk of default. In addition, swaps may be considered illiquid investments; see "Illiquid Securities" for a description of liquidity risk. The swaps market is relatively new and unregulated. The introduction of new regulation or other developments may affect the Fund's ability to receive payments or complete its obligations under existing swap agreements.

     Synthetic Convertible Securities-The sub-advisor to the Enhanced Income Fund may create a "synthetic" convertible security by combining fixed income securities with the right to acquire equity securities. More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to a true convertible security, the character of a synthetic convertible security allows the combination of components representing more than one issuer, when the investment advisor believes that such a combination would better promote the Fund's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

     The Fund faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the Fund also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

     The Fund may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.


     Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues that are payable from those taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.



     U.S. Government Securities-U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.


     U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities.

     Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

     Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

     (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

     Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

     When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

     Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                                                                      APPENDIX A


        PROXY VOTING POLICY AND PROCEDURES FOR THE TRUST AND MASTER TRUST



                          AMERICAN BEACON MASTER TRUST
                              AMERICAN BEACON FUNDS
                          AMERICAN BEACON MILEAGE FUNDS
                          AMERICAN BEACON SELECT FUNDS


                       PROXY VOTING POLICY AND PROCEDURES


                         LAST AMENDED NOVEMBER 16, 2005


PREFACE


     Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the "Funds"). Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.



     The Funds are managed by American Beacon Advisors, Inc. (the "Manager"). The Manager has retained a proxy voting consultant (the "Consultant") to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the "Domestic Funds"), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the "Subadvisers"). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds ("International Subadvisers"). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.


     For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, "shareholders"). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

DOMESTIC FUNDS - PROCEDURES


     1. VOTING - The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing. The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders. In making such a determination, the Manager will conduct its analysis of the proxy proposal, which will include, among other things, discussing the issue with Subadvisers holding the security to determine their recommended voting position.



          Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager. In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds' shareholders and will propose changes to the Policy when appropriate.



     2. CONFLICTS OF INTEREST - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. The Consultant will be provided with a copy of the list of affiliated persons and will be instructed to notify the Manager of any proxy involving such entities. The Manager will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

                                                                      APPENDIX B



          A. PROXIES FOR AFFILIATED FUNDS - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees' recommendations in the proxy statement.



          B. BUSINESS / PERSONAL CONNECTIONS OF THE MANAGER - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.


          The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.


          C. BUSINESS / PERSONAL CONNECTIONS OF THE SUBADVISERS - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives input regarding a voting recommendation from a Subadviser, the Manager will request the Subadviser's disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser's disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser's recommendation regarding the proxy proposal.


DOMESTIC FUNDS - POLICIES


     1. ROUTINE PROPOSALS - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation. Traditionally, these include:


          A.   Location of annual meeting

          B.   Employee stock purchase plan

          C.   Appointment of auditors

          D.   Corporate strategy


          E.   Director compensation


          F.   Director indemnification and liability protection

          G.   Reincorporation


     The Funds' policy is to SUPPORT management on these routine proposals.



     2. SOCIAL, POLITICAL AND ENVIRONMENTAL PROPOSALS - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to support management. Financial interests of the shareholders are the only consideration for proxy voting decisions.



     3. SHAREHOLDER EQUALITY PROPOSALS - Issues that do not discriminate against certain shareholders will be SUPPORTED. Non-discriminatory proposals include:

                                                                      APPENDIX B



          A. ANTI-GREENMAIL - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be SUPPORTED.



          B. FAIR PRICE PROVISIONS - Provisions that guarantee an equal price to all shareholders will be SUPPORTED.



     4. NON-ROUTINE PROPOSALS - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders' investment. All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.



     Various factors will contribute in the decision-making process assessing the financial interest of the shareholders. Consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the NYSE Corporate Accountability and Listing Standards Committee), capable and dedicated to the shareholders, support should be for the board's recommendations.



     Management's record, strategy and tenure will contribute in the decision-making process. The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.



     The following are specific issues that directly impact the financial interest of the shareholders.


          A. BOARD OF DIRECTORS


               A. UNCONTESTED ELECTIONS - The Funds will SUPPORT management's slate during uncontested elections if the board is independent. The company is the best judge of who is able and available to serve, and who will work well together.



               B. CONTESTED ELECTIONS - will be evaluated on a CASE-BY-CASE basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.



               C. INDEPENDENT COMPENSATION COMMITTEE - an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions. An independent or majority independent committee will have no financial interest in the outcome. The Funds will SUPPORT proposals for independent compensation committees.



               D. INDEPENDENT NOMINATING COMMITTEE - The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgment. Therefore, the Funds will SUPPORT proposals for independent nominating committees.



               E. CLASSIFIED BOARDS - A typical classified board is divided into 3 groups with one group standing for election every third year. The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues. Therefore, the Funds' policy is to SUPPORT classified boards.



               F. CUMULATIVE VOTING - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders. As a result, the Funds do NOT SUPPORT cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.



               G. INDEPENDENT BOARDS - The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders' long-term interests. Board members who are independent are more likely to protect shareholders' interests than company executives or other insiders. An "independent

                                                                      APPENDIX B



director" is defined as an individual who has had no personal or business relationship with management, as defined by the NYSE Corporate Accountability and Listing Standards Committee. While the Funds' policy is to generally SUPPORT independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board. Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company's long-term prospects. If the board is less than 75% independent, the Funds will WITHHOLD their vote for non-CEO board members that are not independent.



               H. SEPARATE CHAIRMAN, CEO POSITIONS - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.



               Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S. If the board is independent, the Funds will SUPPORT the company's recommendation regarding separate chairman, CEO positions. Other situations will be evaluated on a CASE-BY-CASE basis.



               I. MINIMUM DIRECTOR STOCK / FUND OWNERSHIP - proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.



               Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate other candidates who may not be able to pay the price of the required stock.



               The Funds will NOT SUPPORT proposals for minimum director stock ownership.



          B. EXECUTIVE / DIRECTOR COMPENSATION



               A. INCENTIVE/STOCK OPTION PLANS (ESTABLISH, AMEND, ADD) - proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.



               Opponents contend that incentive/stock option plans may dilute the shareholders' claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily attainable incentive goals may not provide the necessary incentive for management.



               If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally SUPPORT these plans. However, the Funds will NOT SUPPORT plans that permit:



               - Dilution in excess of the company's peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or


               -    Repricing/replacing underwater options


               B. DISCOUNTED STOCK OPTIONS - options that may be exercised at prices below the stock's fair market value on the award date. Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit. The Funds do NOT SUPPORT discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives' interests with those of the shareholders.



               C. EXCHANGE OF UNDERWATER OPTIONS - options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive. The Funds do NOT SUPPORT the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such protection from falling stock prices and since executives would bear no risk if management is willing to bail them

                                                                      APPENDIX B



out when the stock price falls. The Funds will SUPPORT the exchange of underwater options that do not result in a financial gain to the participants.



               D. CAP OR LIMIT EXECUTIVE AND DIRECTOR PAY - The Funds will NOT SUPPORT capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.



               E. LINK PAY TO PERFORMANCE - Proponents contend that by linking pay to performance management's interests will be aligned with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth. As a result, the Funds will SUPPORT proposals to link pay to performance.



               F. GOLDEN PARACHUTE PROVISIONS - provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.



               However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.



               Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company. Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions. If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will SUPPORT golden parachute provisions.



               G. EXPENSING STOCK OPTIONS - Proponents argue that expensing stock options would more accurately reflect the company's earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.


               Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company's financial statements.


               The Funds will SUPPORT management's recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules.



          C. RIC CONTRACTS AND POLICIES



               A. INVESTMENT ADVISORY CONTRACTS - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.



               B. DISTRIBUTION PLANS - All proposals pertaining to a RIC's distribution plan will be reviewed on a CASE-BY-CASE basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the shareholders.



               C. FUNDAMENTAL OBJECTIVES / POLICIES - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.

                                                                      APPENDIX B



          D. CONFIDENTIAL VOTING - The Funds believe that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive, as voting must be tabulated by a third party before presentation. The Funds will NOT SUPPORT confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.


          E. SUPERMAJORITY-VOTING PROVISIONS - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.

          Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.


          The Funds will support supermajority provisions up to 67%. All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a CASE-BY-CASE basis.



          F. ANTI-TAKEOVER PROPOSALS - Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors. The board's role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders.



               A. POISON PILLS (SHAREHOLDER RIGHTS PLANS) - protect shareholders from coercive and unfair offers. Therefore, all shareholders should receive a better/fairer offer. If the board is independent, the Funds will SUPPORT poison pills. If the board is not independent, each situation involving poison pills will be decided on a CASE-BY-CASE basis.



               B. PREEMPTIVE RIGHTS - enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. The Funds will SUPPORT preemptive rights.



               C. FAIR PRICING PROVISIONS - require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. This provision attempts to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. The Funds will SUPPORT fair pricing provisions.



               D. DUAL CLASS VOTING PROVISIONS - create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company. The Funds will NOT SUPPORT dual class voting provisions.


          G. STOCK RELATED PROPOSALS


               A. INCREASE AUTHORIZED COMMON/PREFERRED STOCK - A request for additional shares of stock was, in the past, considered a routine voting item. Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes." However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

                                                                      APPENDIX B



               If the board is independent, the Funds will SUPPORT increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth. If the board is not independent, each situation will be decided on a case-by-case basis.



               B. TARGETED SHARE PLACEMENTS - the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.



               Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.


               All situations regarding targeted share placements will be reviewed on a CASE-BY-CASE basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.


          H. MERGERS, ACQUISITIONS, RESTRUCTURINGS - These transactions involve fundamental changes in the structure and allocation of a company's assets. Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.



          All situations regarding mergers, acquisitions, or restructuring will be reviewed on a CASE-BY-CASE basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.



     5. OTHER BUSINESS -- The Funds will SUPPORT management with respect to "Other Business."



     6. ADJOURN MEETING - The Funds will SUPPORT management with respect to proposals to adjourn the shareholder meeting.



All other issues will be decided on a CASE-BY-CASE basis. As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.



Issues requiring analysis on a case-by-case basis will be voted according to the Consultant's recommendation when the Funds own less than 1% of the company's outstanding shares AND less than $3 million of the company's market capitalization.


INTERNATIONAL FUNDS - PROCEDURES

     1. VOTING - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.

     2. CONFLICTS OF INTEREST - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board

                                                                      APPENDIX B


of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

ALL FUNDS - OTHER PROCEDURES


     1. RECORDKEEPING - Records of all votes will be maintained by a) the Consultant and State Street Bank and Trust Company (the "Custodian") for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes against management will be maintained by the Manager. Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.


     2. DISCLOSURE - The Manager, in conjunction with the Custodian and the International Subadvisers, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI"). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.


     3. BOARD OVERSIGHT - On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

                                                                      APPENDIX B

PROXY VOTING POLICIES - INTERNATIONAL EQUITY AND EMERGING MARKETS FUND SUB-ADVISORS

CAUSEWAY CAPITAL MANAGEMENT LLC

SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

     Causeway votes proxies solely in the best interests of the client in accordance with its Proxy Voting Policies and Procedures. Causeway votes consistent with the following principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway recognizes that a company's management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management's positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless excessive), management's slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally votes against anti-takeover mechanisms and attempts to classify boards of directors or eliminate cumulative voting. Causeway votes other matters - including equity-based compensation plans
- on a case-by-case basis.

     Causeway's interests may conflict with the client on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway's Chief Operating Officer in consultation with the General Counsel decides if a vote involves a material conflict of interest. If so, Causeway may obtain instructions or consent from the client on voting or will vote in accordance with a "for" or "against" or "with management" guideline if one applies. If no such guideline applies, Causeway will follow the recommendation of an independent third party such as Institutional Shareholder Services.

     Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway's ability to vote. As a result, a client's non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client's custodian in sufficient time to cast the vote.

LAZARD ASSET MANAGEMENT LLC

SUMMARY OF PROXY VOTING POLICIES

A. Introduction

     As a fiduciary, Lazard Asset Management LLC ("Lazard") is obligated to vote proxies in the best interests of its clients. Lazard has adopted a written policy (the "Policy") that is designed to ensure that it satisfies its fiduciary obligation. Lazard has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients' best interest, and within the framework of that Policy.

     Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Absent specific guidelines provided by a client, Lazard's policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, Lazard must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.

B. Administration and Implementation of Proxy Voting Process

     Lazard's proxy-voting process is administered by its Proxy Operations Department ("ProxyOps"), which reports to Lazard's Chief Operations Officer. Oversight of the process is provided by Lazard's Legal and Compliance Department and by a Proxy Committee consisting of senior Lazard officers. To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. ("ISS"), one of the world's largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

                                                                      APPENDIX B



     Lazard's Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the "Approved Guidelines"). These Approved Guidelines provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. Lazard believes that its portfolio managers and global research analysts with knowledge of the company ("Portfolio Management") are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management's recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee's final determination. The Manager of ProxyOps may also consult with Lazard's Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.


C. Types of Proposals

     Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company's name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Lazard's Proxy Committee has developed Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted and an Approved Guideline will be adopted if appropriate.

D. Conflicts of Interest

     Lazard's Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for Lazard. Should the appearance of such a conflict exist, Lazard will seek to alleviate the conflict by voting consistent with pre-approved guidelines (to vote for or against), or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. Currently, when a material conflict, or the appearance of a material conflict, arises regarding a proposal, and the Approved Guideline is to vote case-by-case, Lazard defers to the recommendation provided by an independent source, Institutional Shareholder Services ("ISS"). This allows Lazard to ensure that a vote is not influenced by a material conflict of interest, and nevertheless receive the benefit of ISS's thorough analysis and recommendation designed to further long-term shareholder value. If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation.

MELLON FINANCIAL CORPORATION (PARENT COMPANY OF THE BOSTON COMPANY ASSET MANAGEMENT, LLC)

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

     The Boston Company, through its participation on the Proxy Policy Committee of its parent company, Mellon Financial Corporation, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, The Boston Company seeks to act solely in the best financial and economic interest of the applicable client. The Boston Company will carefully review proposals that would limit shareholder control or could affect the value of a client's investment. The Boston Company generally will oppose proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. The Boston Company will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, The Boston Company will attempt to ensure that management reasonably responds to the social issues.

     All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, The Boston Company weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

                                                                      APPENDIX B

     The Boston Company recognizes its duty to vote proxies in the best interests of its clients. The Boston Company seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, The Boston Company and its affiliates engage a third party as an independent fiduciary to vote all proxies for Mellon Financial Corporation securities and affiliated mutual fund securities.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

PROXY VOTING POLICY AND PROCEDURES

I.   POLICY STATEMENT


Introduction - Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. The Policy will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by the Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").



Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to herein as the "MSIM Funds"), each MSIM Affiliate will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. AN MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.



Proxy Research Services - Institutional Shareholder Services ("ISS") and Glass Lewis (together with other proxy research providers as MSIM Affiliates may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the recommendations of the Research Providers in making proxy voting decisions, they are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the Research Providers.



Voting Proxies for Certain Non-U.S. Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-U.S. companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent an MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and
(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM's clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-U.S. proxies.

                                                                      APPENDIX B


II.  GENERAL PROXY VOTING GUIDELINES


To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) this Policy, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. AN MSIM Affiliate will not generally vote a proxy if it has sold the affected security between the record date and the meeting date.


III. GUIDELINES


A. CORPORATE GOVERNANCE MATTERS. The following proposals will generally be voted as indicated below, unless otherwise determined by the Proxy Review Committee.



     i.   General.



     2. Generally, routine management proposals will be supported. The following are examples of routine management proposals:


          -    Approval of financial statements, director and auditor reports.

          -    General updating/corrective amendments to the charter.


          - Proposals related to the conduct of the annual meeting, except those proposals that relate to the "transaction of such other business which may come before the meeting."



     2. Proposals to eliminate cumulative voting generally will be supported; proposals to establish cumulative voting in the election of directors will not be supported.



     3. Proposals requiring confidential voting and independent tabulation of voting results will be supported.



     4. Proposals requiring a U.S. company to have a separate Chairman and CEO will not be supported. Proposals requiring non-U.S. companies to have a separate Chairman and CEO will be supported.



     5. Proposals by management of non-U.S. companies regarding items that are clearly related to the regular course of business will be supported.



     6. Proposals to require the company to expense stock options will be supported.



     7. Open-ended requests for adjournment generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported.



     8. Proposals to declassify the Board of Directors (if management supports a classified board) generally will not be supported.



     9. Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders generally will not be supported.

                                                                      APPENDIX B



     ii. Election of Directors. In situations where no conflict exists and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.



     1.   The following proposals generally will be supported:



          - Proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors.



          - Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated directors.



     2. Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made in the following circumstances:



          (a) If a company's board is not comprised of a majority of disinterested directors, a withhold vote will be made for interested directors. A director nominee may be deemed to be interested if the nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence;



          (b) If a nominee who is interested is standing for election as a member of the company's compensation, nominating or audit committees;



          (c) A direct conflict exists between the interests of the nominee and the public shareholders;



          (d) Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a "bright line" test. These would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board;



          (e) A nominee has failed to attend at least 75% of board meetings within a given year without a reasonable excuse; or



          (f) A nominee serves on the board of directors for more than six companies (excluding investment companies).



     iii. Auditors



     1. Generally, management proposals for selection or ratification of auditors will be supported. However, such proposals may not be supported if the audit fees are excessive. Generally, to determine if audit fees are excessive, a 50% test will be applied for audit fees in excess of $1 million: if audit fees are $1 million or more, non-audit fees should less than 50% of the total fees paid to the auditor. If audit fees are less than $1 million, the fees will be reviewed case by case by the Proxy Review Committee.



     2. Proposals requiring auditors to attend the annual meeting of shareholders will be supported.



     3.   Proposals to indemnify auditors will not be supported.



     iv. Anti-Takeover Matters



     1. Proposals to modify or rescind existing supermajority vote requirements to amend the charter or bylaws will be supported; proposals to amend by-laws to require a supermajority shareholder vote to pass or repeal certain provisions will not be supported.



     2. Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at

                                                                      APPENDIX B



          least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.



     3. Proposals requiring shareholder approval or ratification of a shareholder rights plan or poison pill will be supported.



B. CAPITALIZATION CHANGES. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.



     1.   The following proposals generally will be supported:



          - Proposals relating to capitalization changes that eliminate other classes of stock and/or eliminate unequal voting rights.


          - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
               (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

          - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

          -    Proposals for share repurchase plans.

          - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

          -    Proposals to effect stock splits.


          - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.



     2.   The following proposals generally will not be supported
          (notwithstanding management support).



          - Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.



          - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.



          -    Proposals to create "blank check" preferred stock.



          -    Proposals relating to changes in capitalization by 100% or more.



C. COMPENSATION. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.



     1.   The following proposals generally will be supported:



          - Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.



          - Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

                                                                      APPENDIX B



          - Proposals for the establishment of employee stock option plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.



          - Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.



     2. Blanket proposals requiring shareholder approval of all severance agreements will not be supported, however, proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.



     3. Blanket proposals requiring shareholder approval of executive compensation generally will not be supported.



     4. Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations generally will not be supported.



D. OTHER RECURRING ITEMS. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.



     1. Proposals to add restrictions related to social, political, environmental or special interest issues that do not relate directly to the business of the company and which do not appear to be directed specifically to the business or financial interest of the company generally will not be supported.



     2. Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate will not be supported.



E. ITEMS TO BE REVIEWED BY THE PROXY REVIEW COMMITTEE


The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.


     i.   Corporate Transactions



          - Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, Research Providers' research and analysis will be used along with MSIM Affiliates' research and analysis, including, among other things, MSIM internal company-specific knowledge. Proposals for mergers or other significant transactions that are friendly, approved by the Research Providers, and where there is no portfolio manager objection, generally will be supported.



     ii.  Compensation



          - Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered. With respect to proposals related to severance and change of control situations, MSIM Affiliates will support a maximum of three times salary and bonus.



          - Proposals relating to Executive/Director stock option plans. Generally, stock option plans should be incentive based. The Proxy Review Committee will evaluate the quantitative criteria used by a Research Provider when considering such Research Provider's recommendation. If the Proxy Review Committee determines that the criteria used by the Research Provider is reasonable, the proposal will be supported if it falls within a 5% band above the Research Provider's threshold.

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                                                                      APPENDIX B


          - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.



     iii. Other



          -    Proposals for higher dividend payouts.



          - Proposals recommending set retirement ages or requiring specific levels of stock ownership by directors.



          - Proposals for election of directors, where a director nominee is related to MSIM (i.e. on an MSIM Fund's Board of Directors/Trustees or part of MSIM senior management) must be considered by the Proxy Review Committee. If the proposal relates to a director nominee who is on a Van Kampen Fund's Board of Directors/Trustees, to the extent that the shares of the relevant company are held by a Van Kampen Fund, the Van Kampen Board shall vote the proxies with respect to those shares, to the extent practicable. In the event that the Committee cannot contact the Van Kampen Board in advance of the shareholder meeting, the Committee will vote such shares pursuant to the Proxy Voting Policy.



          - Proposals requiring diversity of board membership relating to broad based social, religious or ethnic groups.



          - Proposals to limit directors' liability and/or broaden indemnification of directors. Generally, the Proxy Review Committee will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.



IV. ADMINISTRATION OF POLICY



A.   PROXY REVIEW COMMITTEE



     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it.



          (a) The Committee, which is appointed by MSIM's Chief Investment Officer ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM's Policy and determining how MSIM will vote proxies on an ongoing basis.



          (b) The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.



          (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to the Policy and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Policy (and any amendments to them and/or any additional guidelines or procedures it may adopt).



          (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy. Split votes generally will not be approved within a single Global Investor Group investment

                                                                      APPENDIX B



               team. The Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.



          (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM's Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.



          (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by an MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.



          (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary, to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.



B.   IDENTIFICATION OF MATERIAL CONFLICTS OF INTEREST


     1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM's General Counsel or his/her designee.

     2. A material conflict of interest could exist in the following situations, among others:

     (a) The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;

     (b) The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or


     (c) Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

                                                                      APPENDIX B



C.   PROXY VOTING REPORTS



     (a) MSIM will promptly provide a copy of this Policy to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.


     (b) MSIM's legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company's holdings.


TEMPLETON INVESTMENT COUNSEL, LLC



PROXY VOTING POLICIES & PROCEDURES



RESPONSIBILITY OF TEMPLETON TO VOTE PROXIES

     Templeton Investment Counsel, LLC (hereinafter "Templeton") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Templeton) that has either delegated proxy voting administrative responsibility to Templeton or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Templeton votes proxies solely in the interests of, separate account clients, Templeton-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Templeton's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Templeton.



HOW TEMPLETON VOTES PROXIES

FIDUCIARY CONSIDERATIONS
     All proxies received by the Proxy Group will be voted based upon Templeton's instructions and/or policies. To assist it in analyzing proxies, Templeton subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Templeton subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Templeton does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Templeton's ultimate decision. As a matter of policy, the officers, directors and employees of Templeton and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.



CONFLICTS OF INTEREST
     All conflicts of interest will be resolved in the interests of the Advisory Clients. Templeton is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, a situation may arise where one affiliate makes a voting decision on a company's proxy without the knowledge that another affiliate manages that company's retirement plan or other assets. In situations where Templeton perceives a material conflict of interest, Templeton may disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS, Glass Lewis, or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Clients for a voting decision; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.



WEIGHT GIVEN MANAGEMENT RECOMMENDATIONS
     One of the primary factors Templeton considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Templeton considers in determining how proxies should be voted. However, Templeton does not consider recommendations from management to be determinative of Templeton's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Templeton will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.



THE PROXY GROUP

     The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Compliance Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Templeton's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Templeton's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Templeton's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.



GENERAL PROXY VOTING GUIDELINES

     Templeton has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Templeton reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Templeton may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Templeton anticipate all future situations. Corporate governance issues are diverse and continually evolving and Templeton devotes significant time and resources to monitor these changes.



TEMPLETON'S PROXY VOTING POLICIES AND PRINCIPLES

     Templeton's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Templeton's organization, including portfolio management, legal counsel, and Templeton's officers. The Board of Directors of Franklin Templeton's U.S.-registered mutual funds will approve the proxy voting policies and procedures annually. The following guidelines reflect what Templeton believes to be good corporate governance and behavior:



     BOARD OF DIRECTORS: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Templeton supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Templeton will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Templeton will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Templeton will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Templeton evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Templeton generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, Templeton will give careful review on a case-by-case basis of the potential ramifications of such implementation.



     RATIFICATION OF AUDITORS: In light of several high profile accounting scandals, Templeton will closely scrutinize the role and performance of auditors. On a case-by-case basis, Templeton will examine proposals relating to non-audit relationships and non-audit fees. Templeton will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

                                                                      APPENDIX B



     MANAGEMENT & DIRECTOR COMPENSATION: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Templeton evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Templeton reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Templeton will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Templeton will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less. Severance compensation arrangements will be reviewed on a case-by-case basis, although Templeton will generally oppose "golden parachutes" that are considered excessive. Templeton will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.



     ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES: Templeton generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Templeton conducts an independent review of each anti-takeover proposal. On occasion, Templeton may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Templeton generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Templeton will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Templeton will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Templeton generally opposes any supermajority voting requirements as well as the payment of "greenmail." Templeton usually supports "fair price" provisions and confidential voting.



     CHANGES TO CAPITAL STRUCTURE: Templeton realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Templeton will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Templeton will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Templeton will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Templeton will review proposals seeking preemptive rights on a case-by-case basis.



     MERGERS AND CORPORATE RESTRUCTURING: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Templeton will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.



     SOCIAL AND CORPORATE POLICY ISSUES: As a fiduciary, Templeton is primarily concerned about the financial interests of its Advisory Clients. Templeton will generally give management discretion with regard to social, environmental and ethical issues although Templeton may vote in favor of those issues that are believed to have significant economic benefits or implications.



     GLOBAL CORPORATE GOVERNANCE: Templeton manages investments in countries worldwide. Many of the tenets discussed above are applied to Templeton's proxy voting decisions for international investments. However, Templeton must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Templeton's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.



PROXY PROCEDURES

     The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Templeton understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Templeton will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Templeton cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Templeton has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although Templeton may hold shares on a company's record date, should it sell them prior to the company's meeting date, Templeton ultimately may decide not to vote those shares.



     Templeton may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Templeton may vote against the item to send a message to the company that if it had provided additional information, Templeton may have voted in favor of that item. Templeton may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Templeton is not in favor of electing a director and there is no provision for voting against such director. The following describes the standard procedures that are to be followed with respect to carrying out Templeton's proxy policy:



1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to Templeton. The Proxy Group will periodically review and update this list.



2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.



3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.



4. In determining how to vote, Templeton's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.



5. The Proxy Group is responsible for maintaining the documentation that supports Templeton's voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.



6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.



7. The Proxy Group will attempt to submit Templeton's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.



8. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.



9. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Templeton and obtain instructions regarding whether Templeton desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Templeton, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally enforceable means to ensure that Templeton is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.



10. The Proxy Group, in conjunction with Legal Compliance Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.



11. The Proxy Group, in conjunction with Legal Compliance Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.



12. The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.




13. The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning.



14. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.



15.  Periodically, the Proxy Group will verify that:

     o All annual proxies for the securities held by Advisory Clients have been received;

     o Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

     o Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with applicable regulators related to proxy voting.



     The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of Templeton are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

                                                                      APPENDIX C

                    PROXY VOTING POLICIES - INDEX PORTFOLIOS

QUANTITATIVE MASTER SERIES TRUST ("INDEX TRUST")

The Index Trust's Board of Trustees has delegated to the Index Trust investment adviser authority to vote all proxies relating to the Index Trust's portfolio securities. The Index Trust investment adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including the Index Trust's portfolios. Pursuant to these Proxy Voting Procedures, the Index Trust investment adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Index Trust portfolio and its shareholders, and to act in a manner that the Index Trust investment adviser believes is most likely to enhance the economic value of the securities held by the Index Trust portfolio. The Proxy Voting Procedures are designed to ensure that the Index Trust investment adviser considers the interests of its clients, including the Index Trust portfolios, and not the interests of Index Trust investment adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Index Trust investment adviser's interest and those of the Index Trust investment adviser's clients are properly addressed and resolved.

In order to implement the Proxy Voting Procedures, the Index Trust investment adviser has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Index Trust investment adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Index Trust investment adviser's Legal department appointed by the Index Trust investment adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Index Trust investment adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Index Trust investment adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Index Trust investment adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including an Index Trust portfolio, that has delegated proxy voting authority to the Index Trust investment adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Index Trust investment adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Index Trust investment adviser believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Index Trust investment adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for the Index Trust portfolio (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Index Trust investment adviser will generally seek to vote proxies over which the Index Trust investment adviser exercises voting authority in a uniform manner for all the Index Trust investment adviser's clients, the Committee, in conjunction with an Index Trust portfolio's portfolio manager, may determine that the Index Trust portfolio's specific circumstances require that its proxies be voted differently.

To assist the portfolio investment adviser in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the portfolio investment adviser by ISS include in-depth research, voting recommendations (although the Index Trust investment adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Index Trust portfolio in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

                                                                      APPENDIX C

The Index Trust investment adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Index Trust investment adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Index Trust investment adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of an Index Trust portfolio.

From time to time, the Index Trust investment adviser may be required to vote proxies in respect of an issuer where an affiliate of the Index Trust investment adviser (each, an "Affiliate"), or a money management or other client of the Index Trust investment adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Index Trust investment adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Index Trust investment adviser's clients.

In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Index Trust investment adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Index Trust investment adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Index Trust investment adviser's normal voting guidelines or, on matters where the Index Trust investment adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Index Trust investment adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Index Trust investment adviser's fiduciary duties

In addition to the general principles outlined above, the Index Trust investment adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Index Trust investment adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in an Index Trust portfolio's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

The Index Trust investment adviser has adopted specific voting guidelines with respect to the following proxy issues:

- Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

- Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the

                                                                      APPENDIX C

     Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

- Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

- Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

- Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

- Routine proposals related to requests regarding the formalities of corporate meetings.

- Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

- Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Information about how the Index Trust voted proxies relating to securities held in the Index Trust's portfolio during the most recent 12-month period ended June 30 is available without charge (1) at www.mutualfunds.ml.com and (2) on the Commission's web site at http://www.sec.gov.


                                   ----------


                            STATE STREET MASTER FUNDS

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the "Trusts") has determined that it is in the best interests of the Trusts and their respective series (each, a "Fund" and collectively, the "Funds") for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

I. POLICY

It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to SSgA Funds Management, Inc. (the "Adviser") as a part of the Adviser's general management of the Funds' portfolios, subject to the Board's continuing oversight. The Board of Trustees of the Trusts (the "Board") hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain

                                                                      APPENDIX C

one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

     A. Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.


     B. Voting Record Reporting. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually. Such voting record information shall be in a form acceptable to the Trusts and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time. With respect to those proxies that the Adviser has identified as involving a conflict of interest(1), the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.


     C. Record Retention. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended and the rules promulgated thereunder.

     D. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund's principal underwriter or Adviser and the applicable Fund's shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV. REVOCATION

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. ANNUAL FILING

The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(2)

VI. DISCLOSURES

----------
(1) As it is used in this document, the term "conflict of interest" refers to a situation in which the principal underwriter, Advisor or affiliated persons of the principal underwriter or Advisor have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter's or Advisor's independence of judgment and action with respect to the voting of the proxy.

(2) The Trusts must file their first report on Form N-PX not later than August 31, 2004, for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

                                                                      APPENDIX C

     A.   The Trusts shall include in its registration statement:

          1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

          2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts' toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission's (the "SEC") website.

     B. The Trusts shall include in its annual and semi-annual reports to shareholders:

          1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trusts' toll-free telephone number; through a specified Internet address, if applicable; and on the SEC's website; and

          2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts' toll-free telephone number; or through a specified Internet address; or both; and on the SEC's website.

VII. REVIEW OF POLICY

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

                       STATEMENT OF ADDITIONAL INFORMATION


                                  MARCH 1, 2006



    AMERICAN BEACON FUNDS(SM)              AMERICAN BEACON MILEAGE FUNDS(SM)
   (formerly known as American                (formerly known as American
        AAdvantage Funds)                      AAdvantage Mileage Funds)



      CASH MANAGEMENT CLASS                          MILEAGE CLASS(R)
        Money Market Fund                      Money Market Mileage Fund
U.S. Government Money Market Fund         Municipal Money Market Mileage Fund
                                       U.S. Government Money Market Mileage Fund



        PLATINUM CLASS(SM)                         PLATINUM CLASS(SM)
        Money Market Fund                      Money Market Mileage Fund
   Municipal Money Market Fund            Municipal Money Market Mileage Fund
U.S. Government Money Market Fund      U.S. Government Money Market Mileage Fund

           (each individually, a "Fund" and collectively, the "Funds")



     This Statement of Additional Information ("SAI") should be read in conjunction with a Cash Management Class, a Platinum Class or a Mileage Class prospectus dated March 1, 2006 (individually, a "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344 for a Cash Management or a Mileage Class Prospectus or (800) 967-9009 for a Platinum Class Prospectus or by visiting www.americanbeaconfunds.com. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.



     The American Beacon Money Market Funds' and the American Beacon Money Market Mileage Funds' Annual Reports to Shareholders for the fiscal year ended December 31, 2005, as audited by Ernst & Young, LLP, are supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.


                                TABLE OF CONTENTS


Organization and History of the Funds ....................................     1
Non-Principal Investment Strategies and Risks ............................     2
Investment Restrictions ..................................................     3
Disclosure of Portfolio Holdings .........................................     4
Trustees and Officers of the Trusts and the Master Trust .................     5
Code of Ethics ...........................................................     9
Proxy Voting Policies ....................................................     9
Control Persons and 5% Shareholders ......................................    10
Management, Administrative and Distribution Services .....................    11
Other Service Providers ..................................................    12
Portfolio Securities Transactions ........................................    13
Redemptions in Kind ......................................................    13
Net Asset Value ..........................................................    13
Tax Information ..........................................................    13
Description of the Trusts ................................................    15
Other Information ........................................................    16
Appendix A: Proxy Voting Policy and Procedures for the Trusts ............   A-1


                      ORGANIZATION AND HISTORY OF THE FUNDS

     Each Fund is a separate investment portfolio of either the American Beacon Funds (the "Beacon Trust") or the American Beacon Mileage Funds (the "Mileage Trust"). The Beacon Trust and the Mileage Trust (collectively the "Trusts") are no-load, open-end, diversified management investment companies. The Trusts were organized as Massachusetts business trusts on January 16, 1987 and February 22, 1995, respectively. Each Fund constitutes a separate investment portfolio with a distinct purpose and strategy. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. This SAI relates only to the Cash

Management and Platinum Classes of the Beacon Trust and the Mileage and Platinum Classes of the Mileage Trust.

     Each Fund invests all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the American Beacon Master Trust (the "Master Trust"), a separate investment company managed by American Beacon Advisors, Inc. (the "Manager").

     Effective March 1, 2005, the names of the Funds, the Beacon Trust, the Mileage Trust, the Master Trust, and the Manager changed. The former and current names of each are listed below.

NAME PRIOR TO MARCH 1, 2005                                     NAME AS OF MARCH 1, 2005
---------------------------                                     ------------------------
American AAdvantage Money Market Fund                           American Beacon Money Market Fund
American AAdvantage Municipal Money Market Fund                 American Beacon Municipal Money Market Fund
American AAdvantage U.S. Government Money Market Fund           American Beacon U.S. Government Money Market Fund
American AAdvantage Money Market Mileage Fund                   American Beacon Money Market Mileage Fund
American AAdvantage Municipal Money Market Mileage Fund         American Beacon Municipal Money Market Mileage Fund
American AAdvantage U.S. Government Money Market Mileage Fund   American Beacon U.S. Government Money Market Mileage Fund
American AAdvantage Funds                                       American Beacon Funds
American AAdvantage Mileage Funds                               American Beacon Mileage Funds
AMR Investment Services Trust                                   American Beacon Master Trust
AMR Investment Services, Inc.                                   American Beacon Advisors, Inc.

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     Each Fund may:

     1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

     2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or exemptive relief granted by the Securities and Exchange Commission ("SEC").

     3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Funds do not currently engage in securities lending nor does the Manager anticipate that they will do so in the near future.

     4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

     5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Funds will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Master Trust Board of Trustees ("Master Trust Board"), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

     Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the Master Trust:

          Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

     All other fundamental and non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the Master Trust Board, it applies equally to each Fund and the Beacon Trust's Board of Trustees ("Beacon Board") and the Mileage Trust's Board of Trustees ("Mileage Board"), as applicable.

     In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the Beacon Board and the Mileage Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio of the Master Trust may:

     1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

     2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

     3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.

     4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Portfolio's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

     5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

     6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

     7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets.

     8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Portfolio, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

     The Money Market Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuer of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).

     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

     The following non-fundamental investment restrictions apply to each Fund and Portfolio and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the Master Trust Board. No Fund or Portfolio may:

     1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

     2. Purchase securities on margin or effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities).

     All Funds and Portfolios of the Master Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, each Money Market Fund or the Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio, each Municipal Money Market Fund or the Municipal Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and U.S. Government Money Market Portfolio, and each U.S. Government Money Market Fund or the U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and Municipal Money Market Portfolio. A Fund or Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Portfolios publicly disclose portfolio holdings information as follows:

     1. a complete list of holdings for each Portfolio on an annual and semi-annual basis in the reports to shareholders and in publicly available filings of Form N-CSR with the SEC within sixty days of the end of each fiscal semi-annual period;

     2. a complete list of holdings for each Portfolio as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

     3. a complete list of holdings for each Portfolio as of the end of each month on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of the month; and

     4. top ten holdings for each Portfolio as of the end of each calendar quarter on the Funds' website (www.americanbeaconfunds.com) and in sales materials approximately thirty days after the end of the calendar quarter.

     Occasionally, certain interested parties - including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others - may request portfolio holdings information that has not yet been publicly disclosed by the Portfolios. The Funds and Portfolios have adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the "Holdings Policy"). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. The Manager has determined that selective disclosure of nonpublic holdings information for the Portfolios does not pose a significant risk of harm to Fund shareholders. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Portfolios, the Funds and their shareholders. Therefore, selective disclosure of holdings information for the Portfolios is not restricted by the Holdings Policy. However, there may be certain situations in which disclosure of Portfolio holdings would not be in the best interests of Fund shareholders. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Portfolios under certain circumstances.

     The Portfolios have ongoing arrangements with a variety of third party service providers that require access to Portfolio holdings to provide services necessary to the Portfolios' and Funds' operations ("service providers"). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information. The Portfolios have determined that selective and complete disclosure of holdings information to the following categories of service providers fulfills a legitimate business purpose and is in the best interest of shareholders: custodian and sub-custodian banks, auditors, securities lending agents, pricing services, consultants, financial intermediaries, the distributor and Fund counsel. The service providers have a duty to keep the Portfolios' nonpublic information confidential either through written contractual arrangements with the Portfolios, the Funds or the Manager or by the nature of their role with respect to the Portfolios and Funds.

     The Portfolios have ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Funds. The Portfolios have determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Funds in comparison to other mutual funds. The Portfolios have arrangements with the following rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:


          Bloomberg
          Lipper/Reuters
          Moody's Investors Service
          Morningstar
          Standard & Poor's Ratings Services
          Thomson Financial Research



     The rating and ranking organizations receiving holdings information prior to disclosure on the Funds' website have provided written assurances that they will keep the information confidential and will not trade based on the information. For those rating and ranking organizations that have not provided such assurances, the Portfolios withhold disclosure of holdings information until the day following disclosure on the Funds' website.


            TRUSTEES AND OFFICERS OF THE TRUSTS AND THE MASTER TRUST

     The Beacon Board, the Mileage Board and the Master Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and the administration of each Trust's assets, and each Trust's officers are responsible for the respective Trust's operations. The Trustees and officers of the Trusts and the Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Master Trust, the Beacon Trust, the Mileage Trust, and the American Beacon Select Funds.

                                POSITION, TERM OF
                               OFFICE AND LENGTH OF
                              TIME SERVED WITH EACH
NAME, AGE AND ADDRESS                 TRUST             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------        -----------------------   ----------------------------------------------------------------------
INTERESTED TRUSTEES

                                       Term
                             Lifetime of Trust until
                             removal, resignation or
                                   retirement*

William F. Quinn** (58)       Trustee and President    President (1986-Present) and Director (2003-Present), American Beacon
                              of Beacon Trust since    Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989,
                               1987 and Master and     2003-Present), American Airlines Federal Credit Union; Director,
                               Mileage Trusts since    Crescent Real Estate Equities, Inc. (1994-Present); Director,
                                       1995            Pritchard, Hubble & Herr, LLC (investment advisor) (2001-Present);
                                                       Director of Investment Committee, Southern Methodist University
                                                       Endowment Fund (1996-Present); Member of Advisory Board, Southern
                                                       Methodist University Cox School of Business (1999-2002); Member of
                                                       Pension Manager Committee, New York Stock Exchange (1997-1998,
                                                       2000-2002); Vice Chairman, Committee for the Investment of Employee
                                                       Benefits (2004-Present); Chairman of Defined Benefit Sub-Committee,
                                                       Committee for the Investment of Employee Benefits
                                                       (2002-2004); Director, United Way of Metropolitan Tarrant County
                                                       (1988-2000, 2004-Present); Trustee, American Beacon Select Funds
                                                       (1999-Present).

Alan D. Feld** (69)             Trustee since 1996     Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                       (1960-Present); Director, Clear Channel Communications (1984-Present);
                                                       Trustee, CenterPoint Properties (1994-Present); Trustee, American
                                                       Beacon Select Funds (1999-Present).

NON-INTERESTED TRUSTEES

                                       Term
                             Lifetime of Trust until
                             removal, resignation or
                                   retirement*

W. Humphrey Bogart (61)         Trustee since 2004     Board Member, Baylor University Medical Center Foundation (1992-2004);
                                                       Consultant, New River Canada Ltd. (mutual fund servicing company)
                                                       (1998-2003); President and CEO, Allmerica Trust Company, NA
                                                       (1996-1997); President and CEO, Fidelity Investments Southwest Company
                                                       (1983-1995); Senior Vice President of Regional Centers, Fidelity
                                                       Investments (1988-1995); Trustee, American Beacon Select Funds
                                                       (2004-Present).

Brenda A. Cline (45)            Trustee since 2004     Executive Vice President, Chief Financial Officer, Treasurer and
                                                       Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas
                                                       Christian University (1998-Present); Trustee, W.I. Cook Foundation,
                                                       Inc. (d/b/a Cook Children's Health Foundation) (2001-Present);
                                                       Director, Christian Church Foundation (1999-Present); Trustee,
                                                       American Beacon Select Funds (2004-Present).

Richard A. Massman (62)         Trustee since 2004     Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                       (holding company engaged in energy, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American
                                                       Beacon Select Funds (2004-Present).

Stephen D. O'Sullivan (70)   Trustee of Beacon Trust   Consultant (1994-Present); Trustee, American Beacon Select Funds
                              since 1987 and Master    (1999-Present).
                                and Mileage Trusts
                                    since 1995

R. Gerald Turner (60)           Trustee since 2001     President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                               ChemFirst (1986-2002); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                               (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                    (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing)
                                                       (2003-Present); Director, First Broadcasting Investment Partners, LLC
                                                       (2003-Present); Member, United Way of Dallas Board of Directors;
                                                       Member, Salvation Army of Dallas Board of Directors; Member,
                                                       Methodist Hospital Advisory Board; Member, Knight Commission on
                                                       Intercollegiate Athletics; Trustee, American Beacon Select Funds
                                                       (2001-Present).

                                POSITION, TERM OF
                               OFFICE AND LENGTH OF
                              TIME SERVED WITH EACH
NAME, AGE AND ADDRESS                 TRUST             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------        -----------------------   ----------------------------------------------------------------------
NON-INTERESTED TRUSTEES
(CONTINUED)

Kneeland Youngblood (50)        Trustee since 1996     Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court             Chairman since 2005     (1998-Present); Director, Burger King Corporation (2004-Present);
Suite 1740                                             Trustee, City of Dallas, Texas Employee Retirement Fund
Dallas, Texas 75201                                    (2004-Present); Trustee, The Hockaday School (1997-2005); Director,
                                                       Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
                                                       Relations (1995-Present); Director, Just For the Kids (1995-2001);
                                                       Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                       Retirement System of Texas (1993-1999); Director, Starwood Financial
                                                       Trust (1998-2001); Trustee, St. Mark's School of Texas (2002-Present);
                                                       Trustee, American Beacon Select Funds (1999-Present).

OFFICERS

                                       Term
                                     One Year
Rosemary K. Behan (47)          VP, Secretary and      Vice President, Legal and Compliance, American Beacon Advisors, Inc.
                               Chief Legal Officer     (2006-Present); Assistant General Counsel, First Command Financial
                                    since 2006         Planning, Inc. (2004-2006); Enforcement Attorney (2002-2004) and
                                                       Branch Chief (2000-2002), Securities and Exchange Commission.

Brian E. Brett (45)               VP since 2004        Vice President, Director of Sales, American Beacon Advisors, Inc.
                                                       (2004-Present); Regional Vice President, Neuberger Berman, LLC
                                                       (investment advisor) (1996-2004).

Nancy A. Eckl (43)              VP of Beacon Trust     Vice President, Trust Investments, American Beacon Advisors, Inc.
                              since 1990 and Master    (1990-Present).
                                and Mileage Trusts
                                    since 1995

Michael W. Fields (52)          VP of Beacon Trust     Vice President, Fixed Income Investments, American Beacon Advisors,
                              since 1989 and Master    Inc. (1988-Present).
                                and Mileage Trusts
                                    since 1995

Rebecca L. Harris (39)         Treasurer since 1995    Vice President, Finance, American Beacon Advisors, Inc.
                                                       (1995-Present).

Christina E. Sears (34)          Chief Compliance      Chief Compliance Officer (2004-Present) and Senior Compliance Analyst
                              Officer since 2004 and   (1998-2004), American Beacon Advisors, Inc.
                              Asst. Secretary since
                                       1999



* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.



** Messrs. Quinn and Feld are deemed to be "interested persons" of the Beacon Trust, Mileage Trust and Master Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Master and Beacon Trusts' sub-advisors.



     The Trusts have an Audit and Compliance Committee ("Audit Committee"), consisting of Ms. Cline and Mr. O'Sullivan. Mr. Youngblood, as Chairman of the Trusts, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are "interested persons" of the Trusts, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trusts' Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trusts and the Funds and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trusts' financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trusts' independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trusts' independent auditors; (d) to oversee the Trusts' compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management's implementation and enforcement of the Trusts' compliance policies and procedures ("Compliance Program"); and (e) to coordinate the Board's oversight of the Trusts' Chief Compliance Officer in connection with his or her implementation of the Trusts' Compliance Program. The Audit and Compliance Committee met four times during the fiscal year ended December 31, 2005.



     The Trusts have a Nominating and Governance Committee ("Nominating Committee") that is comprised of Messrs. Feld and Turner. Mr. Youngblood, as Chairman of the Trusts, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee's primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential "interested" members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met once during the fiscal year ended December 31, 2005.



     The Trusts have an Investment Committee that is comprised of Messrs. Bogart, Massman and Quinn. Mr. Youngblood, as Chairman of the Trusts, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee's primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund;
(c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met three times during the fiscal year ended December 31, 2005.



     The Trustees who owned shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) and the Trusts as a whole as of the calendar year ended December 31, 2005.



                                                   INTERESTED
                                         -----------------------------
                                             QUINN            FELD
                                         -------------   -------------
MONEY MARKET                                  None       Over $100,000
MUNICIPAL MONEY MARKET                        None            None
U.S. GOV'T MONEY MARKET                       None            None
   BEACON TRUST ON AN AGGREGATE BASIS    Over $100,000   Over $100,000
MONEY MARKET MILEAGE                     Over $100,000        None
MUNICIPAL MONEY MARKET MILEAGE                None            None
U.S. GOV'T MONEY MARKET MILEAGE               None            None
   MILEAGE TRUST ON AN AGGREGATE BASIS   Over $100,000        None



                                                                    NON-INTERESTED
                                         -------------------------------------------------------------------
                                          BOGART      CLINE     MASSMAN   O'SULLIVAN    TURNER    YOUNGBLOOD
                                         --------   --------   --------   ----------   --------   ----------
MONEY MARKET                             $10,001-     None       None        None        None        Over
                                          $50,000                                                  $100,000
MUNICIPAL MONEY MARKET                     None       None       None        None        None        None
U.S. GOV'T MONEY MARKET                    None       None       None        None        None        None
   BEACON TRUST ON AN AGGREGATE BASIS      Over     $50,001-     Over        Over        Over        Over
                                         $100,000   $100,000   $100,000    $100,000    $100,000    $100,000
MONEY MARKET MILEAGE                       None       None       None        None        None        None
MUNICIPAL MONEY MARKET MILEAGE             None       None       None        None        None        None
U.S. GOV'T MONEY MARKET MILEAGE            None       None       None        None        None        None
   MILEAGE TRUST ON AN AGGREGATE BASIS     None       None       None        None        None        None



     As compensation for their service to the Trusts, the American Beacon Select Funds (the "Select Funds") and the Master Trust, Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) receive:



     - free air travel from American Airlines, Inc., an affiliate of the Manager (free travel also applies to Trustee's spouse);



     - reimbursement equal to the income tax on the value of the free air travel;



     - cash payment for the amount that a Trustee's annual flight service charges and income tax reimbursements are below $40,000 (effective January 1, 2006);



     -    $1,000 for each Board meeting attended (effective January 1, 2005);
          and



     -    $1,000 for each Committee meeting attended (effective January 1,
          2005).



Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to January 1, 2006, Mr. O'Sullivan received an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Effective January 1, 2006, Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,000 for each Board meeting attended and

$1,000 for each Committee meeting attended. For his service as Chairman, Mr. Youngblood receives an additional annual payment of $10,000. Trustees are also reimbursed for any expenses incurred in attending Board meetings. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended December 31, 2005. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.



                                                Aggregate                                  Total Compensation From
                            Aggregate         Compensation       Pension or Retirement    the Trusts, Select Funds
                        Compensation From   From the Mileage   Benefits Accrued as Part     and Master Trust (27
Name of Trustee          the Beacon Trust         Trust         of the Trusts' Expenses            Funds)
---------------         -----------------   ----------------   ------------------------   ------------------------
                                                INTERESTED TRUSTEES

William F. Quinn             $     0               $ 0                    $0                       $     0
Alan D. Feld                 $12,630               $47                    $0                       $32,248

                                              NON-INTERESTED TRUSTEES

W. Humphrey Bogart           $11,443               $43                    $0                       $29,218
Brenda A. Cline              $19,721               $74                    $0                       $50,357
Ben Fortson*                 $ 2,980               $11                    $0                       $ 7,610
Richard A. Massman           $16,552               $62                    $0                       $42,263
Stephen D. O'Sullivan        $17,624               $66                    $0                       $45,000
R. Gerald Turner             $ 5,571               $21                    $0                       $14,225
Kneeland Youngblood          $17,874               $67                    $0                       $45,641



* Mr. Fortson retired from the Trusts effective February 28, 2002. He now serves as Trustee Emeritus.



     The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Ben Fortson currently serves as Trustee Emeritus to the Trusts.


     During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.


                                 CODE OF ETHICS


     The Manager and the Trusts have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, each Code requires employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.

                              PROXY VOTING POLICIES

     From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager votes such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Funds' shareholders and the Manager or its affiliates. Please see Appendix A for a copy of the Policy. Each Fund's proxy voting record for annual periods ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC's website.

                       CONTROL PERSONS AND 5% SHAREHOLDERS


     Set forth below are the entities or persons that own more than 5% of the outstanding shares of a Fund or Class as of January 31, 2006, including classes of shares not included in this SAI. Entities or persons owning more than 25% of the outstanding shares of a Fund may be deemed to control that Fund. The actions of an entity or person that controls a Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over that Fund or large redemptions by a control person could cause a Fund's other shareholders to pay a higher pro rata portion of the Fund's expenses. All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds.



                                                     Cash Mgmt.   Platinum
Money Market Fund                       Total Fund      Class       Class
-----------------                       ----------   ----------   --------
National Investor Services Corp.*          28%*                     100%*
   55 Water Street, 32nd Floor
   New York, NY 10041

SEI Trust Company c/o Treasury Point*      24%*         50%*
   1 Freedom Valley Dr.
   Oaks, PA 19456

Goldman Sachs Global Cash Services*        14%*         30%*
   71 South Wacker Drive, Suite 500
   Chicago, IL 60606-4637

Sky Chefs Inc.                                           7%
   6191 N. State Hwy 161
   Irving, TX 75038-2220


*    Denotes record owner of Fund shares only


Money Market Mileage Fund           Total Fund   Mileage Class   Platinum Class
-------------------------           ----------   -------------   --------------
National Investor Services Corp.*      93%*           46%*            100%*
   55 Water Street, 32nd Floor
   New York, NY 10041



*    Denotes record owner of Fund shares only



Municipal Money Market Fund         Total Fund   Platinum Class
---------------------------         ----------   --------------
National Investor Services Corp.*      97%*          100%*
   55 Water Street, 32nd Floor
   New York, NY 10041



*    Denotes record owner of Fund shares only



Municipal Money Market Mileage Fund   Total Fund   Mileage Class   Platinum Class
-----------------------------------   ----------   -------------   --------------
National Investor Services Corp.*        47%*           36%*            100%*
   55 Water Street, 32nd Floor
   New York, NY 10041

Geoffrey Brod                            13%            16%
   41 Woodford Hills Drive
   Avon, CT 06001

Coleman M. and Grace L. Brandt           12%            14%
   330 W. 72nd St. Apt. 10A
   New York, NY 10023

Shelby S. Werner                                         5%
   P.O. Box 385
   Pawling, NY 12564-0385


*    Denotes record owner of Fund shares only


                                                 Cash Mgmt.
U.S. Government Money Market Fund   Total Fund      Class     Platinum Class
---------------------------------   ----------   ----------   --------------
Muir & Co.                               8%
   c/o Frost National Bank
   P.O. Box 2479
   San Antonio, TX 78298-2479

National Investor Services Corp.*       21                         100%*
   55 Water Street, 32nd Floor
   New York, NY 10041

Transco & Co.*                          67%         100%*
   105 N. Main St.
   Wichita, KS 67202



*    Denotes record owner of Fund shares only

U.S. Gov't Money Market Mileage Fund   Total Fund   Mileage Class   Platinum Class
------------------------------------   ----------   -------------   --------------
National Investor Services Corp.*         45%*           20%*            100%*
   55 Water Street, 32nd Floor
   New York, NY 10041

Restated OSO LOC Tract D Trust*                          11%               7%
   411 Tano Road
   Santa Fe, NM 87506-7029

Monica MCQuaid                                           5%
   1341 Turvey Road
   Downers Grove, III 60515-4547

Steven D. Blecher                         15%            21%
   24 Henry Street
   Scarsdale, NY 10583-2602

Charles P. McQuaid                                       5%
   1341 Turvey Road
   Downers Grove, II 60515-4547

See More Light Trust                      11%            16%
   P.O. Box 4383
   Scottsdale, AZ 85261-4383


*    Denotes record owner of Fund shares only

              MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

     The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trusts and the Master Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts and the Master Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

          -    complying with reporting requirements;

          -    corresponding with shareholders;

          - maintaining internal bookkeeping, accounting and auditing services and records; and

          - supervising the provision of services to the Trusts by third parties.

     Each Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisors to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisors; and any extraordinary expenses of a nonrecurring nature.


     As compensation for providing management services, each Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2003, 2004 and 2005 were approximately $4,952,000, $5,767,000 and
$7,087,000. Because the Portfolios are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolios.



     In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the last three fiscal years were approximately as follows. These amounts include payments by funds and classes of the Beacon Trust not included in this SAI.



                   Fiscal Years Ended December 31,
                ------------------------------------
                   2003         2004         2005
                ----------   ----------   ----------
Beacon Trust    $1,569,000   $1,011,000   $  926,000
Mileage Trust   $3,751,000   $3,325,000   $2,977,000


     The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of each Mileage Trust Fund for distribution-related services, including costs of advertising and American Airlines(R) AAdvantage(R) travel award program miles ("AAdvantage Miles")(1). The Manager will receive these fees regardless of the amount of the Manager's actual expenses related to distribution efforts on behalf of the Mileage Trust Funds. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Mileage Trust Funds. The Manager anticipates that the distribution plan will benefit shareholders by providing the means for shareholders to receive AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended December 31, 2003, 2004 and 2005 were approximately $1,460,000, $1,298,000 and
$1,170,000, respectively. During the fiscal years ended December 31, 2003, 2004 and 2005, the Manager waived distribution fees in the amount of approximately $220,800, $263,000 and $51,600, respectively.



     The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of the Platinum Class of each Beacon Trust Fund for distribution-related services, including expenses relating to selling efforts of various broker-dealers, transfer agency fees and the preparation and distribution of Platinum Class advertising material and sales literature. The Manager will receive these fees regardless of the amount of the Manager's actual expenses related to distribution efforts on behalf of the Platinum Class. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Platinum Class. The Manager anticipates that the distribution plan will benefit shareholders by providing broader access to the Funds through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Funds. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended December 31, 2003, 2004 and 2005 were approximately $311,000, $149,000 and $136,000, respectively. During the fiscal years ended December 31, 2003, 2004 and 2005, the Manager waived distribution fees in the amount of approximately $193,000, $72,500 and $71,500, respectively.


     The Cash Management and Platinum Classes have each adopted an Administrative Services Plan (collectively, the "Plans"). The Plans provide that each Fund's Cash Management Class will pay 0.07% and each Fund's Platinum Class will pay 0.55% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of Cash Management and Platinum Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the Cash Management and Platinum Class Prospectuses, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plans. The primary expenses expected to be incurred under the Plans are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.


     The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for certain Classes of the Funds in order to maintain competitive expense ratios for the Funds. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 only if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.



     Foreside Fund Services, LLC, located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Funds' shares and, as such, receives a fee from the Manager for distributing shares of the Beacon and Mileage Trusts and the Select Funds.


                             OTHER SERVICE PROVIDERS

     The transfer agent for the Trust is State Street Bank and Trust Company ("State Street"), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the Master Trust and the Funds. The independent registered public accounting firm for the Funds and the Master Trust is Ernst & Young LLP, located in Chicago, Illinois.


----------
(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

                        PORTFOLIO SECURITIES TRANSACTIONS

     In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), and other information provided to the applicable Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available. The Trusts do not allow the Manager or sub-advisors to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers.

                               REDEMPTIONS IN KIND

     Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 NET ASSET VALUE

     It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by each Fund's corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Master Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's Investors Service, Inc. ("Moody's") and "F-1" by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's Ratings Services ("Standard & Poor's") and "P-2" by Moody's. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.


                                 TAX INFORMATION


TAXATION OF THE FUNDS

     To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Tax Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:


     - Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income and (2) as a result of the American Jobs Creation Act of 2004 ("2004 Act"), net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement");



     - Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in (a) the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) the securities of one or more QPTPs ("Diversification Requirement"); and



     - Distribute annually to its shareholders at least 90% of the sum of its investment company taxable income (generally, taxable net investment income plus the excess of net short-term capital gain over net long-term capital loss) plus, in the case of the Municipal Money Market Funds, net interest income excludable from gross income under
          Section 103(a) of the Tax Code ("Distribution Requirement").

     Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions - including distributions by the Municipal Money Market Funds that otherwise would qualify as "exempt-interest dividends" (as described below under "Taxation of the Funds' Shareholders") - as taxable dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     See the part of the next section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or its corresponding Portfolio may employ.

TAXATION OF THE PORTFOLIOS

     The Portfolios and their Relationship to the Funds. Each Portfolio is classified as a separate partnership for federal tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.


     Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to continue to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.



     Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis in its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis in its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.



     Taxation of Certain Investments. The Municipal Money Market Funds' corresponding Portfolio may acquire zero coupon or other securities issued with original issue discount. As investors in a Portfolio that holds those securities, the Municipal Money Market Funds would have to take into account their share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Funds) receive no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus, in the case of each Municipal Money Market Fund, its respective share of the Municipal Money Market Portfolio's net tax-exempt interest income), including its share of its corresponding Portfolio's accrued original issue discount (and, in the case of each Municipal Money Market Fund, its share of the Municipal Money Market Portfolio's accrued tax-exempt original issue discount), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, each Municipal Money Market Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of each Municipal Money Market Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease each Municipal Money Market Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

     Dividends or other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, those distributions will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

     Distributions by the Municipal Money Market Funds of the amount by which their respective share of the Municipal Money Market Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Funds as "exempt-interest dividends," generally may be excluded from gross income by their shareholders. Dividends the Municipal Money Market Funds pay will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year, at least 50% of the value of each Fund's total assets (including its share of the Portfolio's total assets) consists of securities the interest on which is excludable from gross income under Section 103(a) of the Tax Code. The Funds and Portfolio intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Municipal Money Market Funds' net tax-exempt income. The shareholders' treatment of dividends from the Municipal Money Market Funds under state and local income tax laws may differ from the treatment thereof under the Tax Code.


     The Municipal Money Market Funds' distributions attributable to interest on certain private activity bonds ("PABs") are treated as an item of tax preference for purposes of the federal alternative minimum tax ("AMT"), although they remain fully tax-exempt for regular federal income tax purposes. Exempt-interest dividends that a corporate shareholder receives may be indirectly subject to the AMT. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisors before purchasing shares of either Municipal Money Market Fund because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.


     Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Money Market Funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.


     The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.


                            DESCRIPTION OF THE TRUSTS

     The Beacon Trust, organized on January 16, 1987, and the Mileage Trust, organized on February 22, 1995, are entities of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trusts may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Each Trust has not engaged in any other business.

     The Cash Management Class was created for institutional investors. The following individuals are eligible for purchasing shares of the Cash Management Class with an initial investment below the minimums of $10 million for the Money Market Fund and $2 million for the U.S. Government Money Market Fund:
(i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trusts' Board of Trustees. The Platinum Class was created as an investment vehicle for cash balances of customers of certain broker-dealers. The Mileage Class was created for individual investors wishing to receive AAdvantage Miles.

                                OTHER INFORMATION

     Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

     Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

     Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


     Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.


     Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

     Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

     General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

     Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     Interfund Lending-Pursuant to an order issued by the SEC, the Funds may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to other Funds for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

     The credit facility will enhance the ability of the Funds to earn higher rates of interest on their short-term lending.


     Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.


     Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

     Securities loans will be made in accordance with the following conditions:
(1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Master Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Master Trust Board to vote proxies.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Master Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Master Trust Board.

     Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.


          Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.



          Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.


          (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

          (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC.

     Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

          (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

          (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the Master Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the Master Trust Board, has delegated that responsibility to the investment advisor: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.


     Private Activity Bonds-PABs are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. PABs are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Distributions by the Municipal Money Market Funds attributable to interest earned on PABs may have adverse tax consequences for certain shareholders of those Funds. See "Tax Information - Taxation of the Funds' Shareholders."


     Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

     The two highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

     The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     The two highest ratings for long-term obligations by Fitch Ratings are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     The two highest ratings for long-term obligations by Dominion Bond Rating Service Limited ("DBRS") are AAA and AA. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events.

     Standard & Poor's and Fitch apply indicators (such as "+" and "-") and DBRS adds "high" or "low" to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

     Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

     Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.


     Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

     Fitch Ratings' short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1
(high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

     Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

     Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Master Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Master Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.


     Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.


     Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

     Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

     Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

     The Master Trust Board and the Manager will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

     Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues that are payable from those taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.


     U.S. Government Securities-U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

     U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

     Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

     Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

     (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.


     (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.


     (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

     Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

     When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

     Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                                                                      APPENDIX A

                PROXY VOTING POLICY AND PROCEDURES FOR THE TRUSTS


                          AMERICAN BEACON MASTER TRUST
                              AMERICAN BEACON FUNDS
                          AMERICAN BEACON MILEAGE FUNDS
                          AMERICAN BEACON SELECT FUNDS


                       PROXY VOTING POLICY AND PROCEDURES


                         LAST AMENDED NOVEMBER 16, 2005


PREFACE


     Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the "Funds"). Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.



     The Funds are managed by American Beacon Advisors, Inc. (the "Manager"). The Manager has retained a proxy voting consultant (the "Consultant") to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the "Domestic Funds"), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the "Subadvisers"). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds ("International Subadvisers"). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.


     For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, "shareholders"). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

DOMESTIC FUNDS - PROCEDURES


     1. VOTING -The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing. The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders. In making such a determination, the Manager will conduct its analysis of the proxy proposal, which will include, among other things, discussing the issue with Subadvisers holding the security to determine their recommended voting position.



          Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager. In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds' shareholders and will propose changes to the Policy when appropriate.



     2. CONFLICTS OF INTEREST - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. The Consultant will be provided with a copy of the list of affiliated persons and will be instructed to notify the Manager of any proxy involving such entities. The Manager will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

                                                                      APPENDIX A



          A. PROXIES FOR AFFILIATED FUNDS - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees' recommendations in the proxy statement.



          B. BUSINESS / PERSONAL CONNECTIONS OF THE MANAGER - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.


          The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.


          C. BUSINESS / PERSONAL CONNECTIONS OF THE SUBADVISERS - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives input regarding a voting recommendation from a Subadviser, the Manager will request the Subadviser's disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser's disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser's recommendation regarding the proxy proposal.


DOMESTIC FUNDS - POLICIES


     1. ROUTINE PROPOSALS - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation. Traditionally, these include:


          A.   Location of annual meeting

          B.   Employee stock purchase plan

          C.   Appointment of auditors


          D.   Corporate strategy


          E.   Director compensation

          F.   Director indemnification and liability protection

          G.   Reincorporation


     The Funds' policy is to SUPPORT management on these routine proposals.



     2. SOCIAL, POLITICAL AND ENVIRONMENTAL PROPOSALS - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to SUPPORT management. Financial interests of the shareholders are the only consideration for proxy voting decisions.



     3. SHAREHOLDER EQUALITY PROPOSALS - Issues that do not discriminate against certain shareholders will be SUPPORTED. Non-discriminatory proposals include:

                                                                      APPENDIX A



          A. ANTI-GREENMAIL - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be SUPPORTED.



          B. FAIR PRICE PROVISIONS - Provisions that guarantee an equal price to all shareholders will be SUPPORTED.



     4. NON-ROUTINE PROPOSALS - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders' investment. All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.



     Various factors will contribute in the decision-making process assessing the financial interest of the shareholders. Consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the NYSE Corporate Accountability and Listing Standards Committee), capable and dedicated to the shareholders, support should be for the board's recommendations.



     Management's record, strategy and tenure will contribute in the decision-making process. The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.



     The following are specific issues that directly impact the financial interest of the shareholders.


          A. BOARD OF DIRECTORS


               A. UNCONTESTED ELECTIONS - The Funds will SUPPORT management's slate during uncontested elections if the board is independent. The company is the best judge of who is able and available to serve, and who will work well together.



               B. CONTESTED ELECTIONS - will be evaluated on a CASE-BY-CASE basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.



               C. INDEPENDENT COMPENSATION COMMITTEE - an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions. An independent or majority independent committee will have no financial interest in the outcome. The Funds will SUPPORT proposals for independent compensation committees.



               D. INDEPENDENT NOMINATING COMMITTEE - The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgment. Therefore, the Funds will SUPPORT proposals for independent nominating committees.



               E. CLASSIFIED BOARDS - A typical classified board is divided into 3 groups with one group standing for election every third year. The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues. Therefore, the Funds' policy is to SUPPORT classified boards.



               F. CUMULATIVE VOTING - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders. As a result, the Funds do NOT SUPPORT cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.



               G. INDEPENDENT BOARDS - The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders' long-term interests. Board members who are independent

                                                                      APPENDIX A



are more likely to protect shareholders' interests than company executives or other insiders. An "independent director" is defined as an individual who has had no personal or business relationship with management, as defined by the NYSE Corporate Accountability and Listing Standards Committee. While the Funds' policy is to generally SUPPORT independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board. Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company's long-term prospects. If the board is less than 75% independent, the Funds will WITHHOLD their vote for non-CEO board members that are not independent.



               H. SEPARATE CHAIRMAN, CEO POSITIONS - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.



               Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S. If the board is independent, the Funds will SUPPORT the company's recommendation regarding separate chairman, CEO positions. Other situations will be evaluated on a CASE-BY-CASE basis.



               I. MINIMUM DIRECTOR STOCK / FUND OWNERSHIP - proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.



               Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate other candidates who may not be able to pay the price of the required stock.



               The Funds will NOT SUPPORT proposals for minimum director stock ownership.



          B. EXECUTIVE / DIRECTOR COMPENSATION



               A. INCENTIVE/STOCK OPTION PLANS (ESTABLISH, AMEND, ADD) - proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.



               Opponents contend that incentive/stock option plans may dilute the shareholders' claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily attainable incentive goals may not provide the necessary incentive for management.



               If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally SUPPORT these plans. However, the Funds will NOT SUPPORT plans that permit:



               - Dilution in excess of the company's peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or


               -    Repricing/replacing underwater options


               B. DISCOUNTED STOCK OPTIONS - options that may be exercised at prices below the stock's fair market value on the award date. Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit. The Funds do NOT SUPPORT discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives' interests with those of the shareholders.



               C. EXCHANGE OF UNDERWATER OPTIONS - options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive. The Funds do NOT SUPPORT the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such

                                                                      APPENDIX A



protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls. The Funds will SUPPORT the exchange of underwater options that do not result in a financial gain to the participants.



               D. CAP OR LIMIT EXECUTIVE AND DIRECTOR PAY - The Funds will NOT SUPPORT capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.



               E. LINK PAY TO PERFORMANCE - Proponents contend that by linking pay to performance management's interests will be aligned with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth. As a result, the Funds will SUPPORT proposals to link pay to performance.



               F. GOLDEN PARACHUTE PROVISIONS - provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.



               However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.



               Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company. Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions. If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will SUPPORT golden parachute provisions.



               G. EXPENSING STOCK OPTIONS - Proponents argue that expensing stock options would more accurately reflect the company's earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.


               Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company's financial statements.


               The Funds will SUPPORT management's recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules.



          C. RIC CONTRACTS AND POLICIES



               A. INVESTMENT ADVISORY CONTRACTS - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.



               B. DISTRIBUTION PLANS - All proposals pertaining to a RIC's distribution plan will be reviewed on a CASE-BY-CASE basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the shareholders.

                                                                      APPENDIX A



               C. FUNDAMENTAL OBJECTIVES / POLICIES - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.



          D. CONFIDENTIAL VOTING - The Funds believe that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive, as voting must be tabulated by a third party before presentation. The Funds will NOT SUPPORT confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.


          E. SUPERMAJORITY-VOTING PROVISIONS - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.

               Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.


          The Funds will support supermajority provisions up to 67%. All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a CASE-BY-CASE basis.



          F. ANTI-TAKEOVER PROPOSALS - Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors. The board's role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders.



               A. POISON PILLS (SHAREHOLDER RIGHTS PLANS) - protect shareholders from coercive and unfair offers. Therefore, all shareholders should receive a better/fairer offer. If the board is independent, the Funds will SUPPORT poison pills. If the board is not independent, each situation involving poison pills will be decided on a CASE-BY-CASE basis.



               B. PREEMPTIVE RIGHTS - enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. The Funds will SUPPORT preemptive rights.



               C. FAIR PRICING PROVISIONS - require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. This provision attempts to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. The Funds will SUPPORT fair pricing provisions.



               D. DUAL CLASS VOTING PROVISIONS - create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company. The Funds will NOT SUPPORT dual class voting provisions.


          G. STOCK RELATED PROPOSALS


               A. INCREASE AUTHORIZED COMMON/PREFERRED STOCK - A request for additional shares of stock was, in the past, considered a routine voting item. Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes." However, an abundance of authorized but unissued shares can

                                                                      APPENDIX A


become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.


               If the board is independent, the Funds will SUPPORT increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth. If the board is not independent, each situation will be decided on a case-by-case basis.



               B. TARGETED SHARE PLACEMENTS - the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.



               Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.



               All situations regarding targeted share placements will be reviewed on a CASE-BY-CASE basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.



          H. MERGERS, ACQUISITIONS, RESTRUCTURINGS - These transactions involve fundamental changes in the structure and allocation of a company's assets. Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.



          All situations regarding mergers, acquisitions, or restructuring will be reviewed on a CASE-BY-CASE basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.



     5. OTHER BUSINESS -- The Funds will SUPPORT management with respect to "Other Business."



     6. ADJOURN MEETING - The Funds will SUPPORT management with respect to proposals to adjourn the shareholder meeting.



All other issues will be decided on a CASE-BY-CASE basis. As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.



Issues requiring analysis on a case-by-case basis will be voted according to the Consultant's recommendation when the Funds own less than 1% of the company's outstanding shares AND less than $3 million of the company's market capitalization.


     INTERNATIONAL FUNDS - PROCEDURES

     1. VOTING - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.

     2. CONFLICTS OF INTEREST - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

                                                                      APPENDIX A


          If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

     ALL FUNDS - OTHER PROCEDURES


     1. RECORDKEEPING - Records of all votes will be maintained by a) the Consultant and State Street Bank and Trust Company (the "Custodian") for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes against management will be maintained by the Manager. Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.


     2. DISCLOSURE - The Manager, in conjunction with the Custodian and the International Subadvisers, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI"). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.


     3. BOARD OVERSIGHT - On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

                              AMERICAN BEACON FUNDS

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a)            Amended and Restated Declaration of Trust, dated November 1,
               2004 - (xxii)

(b)            Bylaws - (iv)

(c)            Voting trust agreement -- none

(d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987#

   (i)(B)      Supplement to Fund Management Agreement, dated August 1, 1994 -
               (iv)

   (i)(C)      Supplement to Fund Management Agreement, dated August 1, 1995 -
               (iv)

   (i)(D)      Supplement to Fund Management Agreement, dated November 1,
               1995 - (vii)

   (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

   (i)(F)      Supplement to Fund Management Agreement, dated December 17, 1996
               - (ii)

   (i)(G)      Supplement to Fund Management Agreement, dated July 25, 1997 -
               (iii)

   (i)(H)      Supplement to Fund Management Agreement, dated September 1, 1998
               - (vi)

   (i)(I)      Supplement to Fund Management Agreement, dated January 1, 1999 -
               (vii)

   (i)(J) Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

   (i)(K)      Supplement to Fund Management Agreement, dated November 16, 2000
               - (xi)

   (i)(L)      Supplement to Fund Management Agreement, dated October 17, 2001 -
               (xiv)

   (i)(M)      Supplement to Fund Management Agreement, dated May 28, 2002 -
               (xvi)

   (i)(N)      Supplement to Fund Management Agreement, dated May 13, 2003 -
               (xix)

   (i)(O)      Supplement to Fund Management Agreement, dated February 9, 2004 -
               (xxi)

   (ii)(A) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 - (iv)

   (ii)(B) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

   (ii)(C) Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated March 1, 1999 - (vii)

   (ii)(D) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated July 31, 2000 -
               (x)

   (ii)(E) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 - (x)

   (ii)(F) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

   (ii)(G) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 - (x)

   (ii)(H) Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated October 15, 2003 - (xx)

   (ii)(I) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 - (xi)

   (ii)(J) Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 -
               (xiv)

   (ii)(K) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated October 9, 2001 - (xiv)

   (ii)(L) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2001 - (xvii)

   (ii)(M) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001
               - (xv)

   (ii)(N) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 1, 2003
               - (xvii)

   (ii)(O) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 - (xvii)

   (ii)(P) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated January 1, 2003 - (xvii)

   (ii)(Q) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated January 1, 2003 - (xvii)

   (ii)(R) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated January 1, 2003 - (xvii)

   (ii)(S) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated January 1, 2003 - (xvii)

   (ii)(T) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc. f/k/a Morgan Stanley Dean Witter Investment Management Inc., dated January 1, 2003 - (xvii)

   (ii)(U) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated January 1, 2003 - (xvii)

   (ii)(V) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2003 - (xvii)

   (ii)(W) Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated June 30, 2003 -
               (xix)

   (ii)(X) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 13, 2003 - (xix)

   (ii)(Y) Assumption Agreement between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P., dated March 28, 2003 - (xix)

   (ii)(Z) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated September 1, 2003 - (xx)

   (ii)(AA) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated September 1, 2003 - (xx)

   (ii)(BB) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated June 30, 2004 - (xxi)

   (ii)(CC) Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 -
               (xxi)

   (ii)(DD) Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, L.L.C., dated June 30, 2004 -
               (xxi)

   (ii)(EE) Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 -
               (xxi)

   (ii)(FF) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated August 27, 2004 - (xxii)

   (ii)(GG) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated November 29, 2004 - (xxii)

   (ii)(HH) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated February 9, 2004 - (xxii)

   (ii)(II) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 30, 2004 - (xxii)

   (ii)(JJ) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 - (xxii)

   (ii)(KK) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 - (xxii)

   (ii)(LL) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, LLC, dated August 27, 2004 - (xxii)

   (ii)(MM) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated June 1, 2004 -
               (xxii)

   (ii)(NN) Investment Advisory Agreement between AMR Investment Services, Inc. and Opus Capital Management, Inc., dated January 31, 2005 - (xxiii)

   (ii)(OO) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs Asset Management, L.P., dated February 9, 2005 - (xxiii)

   (ii)(PP) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated February 9, 2004 - (xxiii)

   (ii)(QQ) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated February 9, 2004 - (xxiii)

   (ii)(RR) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated February 9, 2004 - (xxiii)

   (ii)(SS) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management LLC, dated February 9, 2004 - (xxiii)

   (ii)(TT) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated February 9, 2004 - (xxiii)

   (ii)(UU) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated February 9, 2004 - (xxiii)

   (ii)(VV) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated February 9, 2004 - (xxiii)

   (ii)(WW) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated February 9, 2004 - (xxiii)

   (ii)(XX) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated February 9, 2004 - (xxiii)

   (ii)(YY) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated February 9, 2004 - (xxiii)

   (ii)(ZZ) Investment Advisory Agreement between American Beacon Advisors, Inc. and Dreman Value Management, LLC, dated August 30, 2005 -
               (xxiv)

   (ii)(AAA) Amendment to Investment Advisory Agreement between American Beacon Advisors, Inc. and Metropolitan West Capital Management, LLC, dated August 30, 2005 - (xxiv)

   (ii)(BBB) Investment Advisory Agreement between American Beacon Advisors, Inc. and SSgA Funds Management, Inc., dated August 30, 2005 -
               (xxiv)

   (ii)(CCC) Investment Advisory Agreement between American Beacon Advisors, Inc. and PanAgora Asset Management, Inc. - to be filed

   (iii)(A) Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated March 1, 2002 - (xv)

   (iii)(B) Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated May 13, 2003 - (xix)

   (iii)(C) Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated February 9, 2004 - (xx)

   (iv)(A)     Administrative Services Plan for the Platinum Class - (iv)

   (iv)(B)     Administrative Services Plan for the Cash Management Class - (xv)

   (iv)(C) Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 - (xvi)

   (v)(A) Master-Feeder Participation Agreement among Small Cap Index Fund, International Equity Index Fund, Quantitative Master Series Trust, and Princeton Funds Distributor, Inc., dated July 31, 2000
               - (ix)

   (v)(B) Master-Feeder Participation Agreement among S&P 500 Index Fund, Equity 500 Index Portfolio and SSgA Funds Management, Inc., dated May 1, 2001 - (xv)

(e) Distribution Agreement among the American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and Foreside Fund Services, LLC, dated March 1, 2005 - (xxiii)

(f)            Bonus, profit sharing or pension plans - none

(g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (v)

   (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

   (iii) Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 -
               (xvii)

   (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

   (v) Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 - (xvii)

   (vi) Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xix)

   (vii) Amendment to Custodian Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004
               - (xxi)

   (viii) Amendment to Custodian Agreement to add Small Cap Value Opportunity Fund- to be filed

(h)(i) Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

   (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

   (iii) Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (xvii)

   (iv) Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

   (v) Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (xvii)

   (vi) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (v)

   (vii) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 - (xi)

   (viii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 - (xii)

   (ix) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

   (x) Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

   (xi) Amendment to Credit Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index Funds, dated July 31, 2000 - (ix)

   (xii) Amendment to Credit Agreement to add High Yield Bond Fund, dated December 28, 2000 - (xi)

   (xiii) Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - (xvi)

   (xiv) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (vii)

   (xv)        Purchase Agreement between American AAdvantage Funds and John H.
               Harland Company, dated December 1, 2001 - (xv)

   (xvi) Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 - (xviii)

   (xvii) Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xix)

   (xviii) Amendment to Credit Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xix)

   (xix) Securities Lending Agency and Collateral Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, LLC, dated January 3, 2004 - (xx)

   (xx) Indemnity Agreement between Wachovia Bank, N.A. and American AAdvantage High Yield Bond Fund, dated January 13, 2004 - (xx)

   (xxi) Amendment to Transfer Agency and Service Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 - (xxi)

   (xxii) Amendment to Securities Lending Authorization Agreement to add Mid-Cap Value Fund, dated June 30, 2004 - (xxi)

   (xxiii) Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR

               Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Mid-Cap Value Fund and Emerging Markets Fund, dated June 30, 2004 - (xxi)

   (xxiv) Amendment to Securities Lending Authorization Agreement regarding lending in new countries, dated August 12, 2005 - (xxiv)

   (xxv) Amendment to Transfer Agency and Service Agreement to add Small Cap Value Opportunity Fund - to be filed

   (xxvi) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Opportunity Fund - to be filed

   (xxvii) Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Small Cap Value Opportunity Fund - to be filed

(i)            Opinion and consent of counsel - filed herewith

(j)            Consent of Independent Auditors - filed herewith

(k)            Financial statements omitted from prospectus - none

(l)            Letter of investment intent - (iv)

(m)(i) Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR Classes - (iv)

   (ii)        Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

   (iii)       Plan pursuant to Rule 12b-1 for the Service Class - (xviii)

(n)(i)         Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

   (ii) Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - (xv)

   (iii) Amended and Restated Plan pursuant to Rule 18f-3, dated May 1, 2003 - (xix)

(p)(i) Code of Ethics of Registrant, American Beacon Mileage Funds, American Beacon Select Funds and American Beacon Master Trust, dated February 17, 2006 - filed herewith

   (ii) Code of Ethics of American Beacon Advisors, Inc., dated February 17, 2006 - filed herewith

   (iii) Code of Ethics of State Street Master Funds, dated September 16, 2004 - (xxiii)

   (iv) Code of Ethics of Merrill Lynch Investment Managers, dated January 2004 - (xxiii)

   (v) Code of Ethics of Brandywine Asset Management, LLC, dated June 2004 - (xxiii)

   (vi) Code of Ethics of Mellon Financial Corporation, parent company of The Boston Company Asset Management, LLC, dated January 2005 - (xxiii)

   (vii) Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 17, 2005 - (xxv)

   (viii)      Code of Ethics of Lazard Asset Management LLC, dated May 2005 -
               (xxv)

   (ix) Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated February 1, 2005 - (xxiii)

   (x) Code of Ethics of Causeway Capital Management LLC, dated April 25, 2005 - (xxv)

   (xi) Code of Ethics of J.P. Morgan Investment Management Inc., dated September 29, 2005 - (xxv)

   (xii) Code of Ethics of Goldman Sachs Asset Management, L.P., dated November 4, 2004 - (xxiii)

   (xiii) Code of Ethics of Metropolitan West Capital Management, LLC, dated October 4, 2004 - (xxiii)

   (xiv) Code of Ethics of Morgan Stanley Investment Management, dated December 31, 2004 - (xxiii)

   (xv)        Code of Ethics of Post Advisory Group, dated August 1, 2004 -
               (xxiii)

   (xvi) Code of Ethics of Franklin Templeton Investments, dated December 2004 - (xxiii)

   (xvii)      Code of Ethics of Calamos Advisors, LLC, dated June 30 2005 -
               (xxv)

   (xviii)     Code of Ethics of Brown Brothers Harriman & Co. - (xxiii)

   (xix) Code of Ethics of NISA Investment Advisors, L.L.C., dated September 2004 - (xxiii)

   (xx) Code of Ethics of Pzena Investment Management, LLC, dated February 1, 2005 - (xxiii)

   (xxi) Code of Ethics of Opus Capital Management, Inc., dated January 7, 2005 - (xxiii)

   (xxii)      Code of Ethics of Dreman Value Management, LLC - (xxv)

   (xxiii)     Code of Ethics of SSgA Funds Management, Inc., dated March 2004 -
               (xxv)

   (xxiv)      Code of Ethics of PanAgora Asset Management, Inc. - to be filed

   (xxv)

Other:         Powers of Attorney for Trustees (Alan D. Feld, Stephen D.
               O'Sullivan, and Kneeland Youngblood) - (ii)

               Powers of Attorney for Trustees (R. Gerald Turner) - (xiii)

               Powers of Attorney for Trustees (W. Humphrey Bogart, Brenda A. Cline, and Richard A. Massman) - (xxii)

               Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xxiii)

               Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

----------
# Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvi) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xviii) Incorporated by reference to Post-Effective Amendment No. 45 to the
     Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.

(xix) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2003.

(xx) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.

(xxi) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 30, 2004.

(xxii) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 15, 2004.

(xxiii) Incorporated by reference to Post-Effective Amendment No. 52 to the
     Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2005.

(xxiv) Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on September 30, 2005.

(xxv) Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2005.

Item 24. Persons Controlled by or under Common Control with Registrant

     None.

Item 25. Indemnification

     Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

          (i) such Covered Person shall have provided appropriate security for such undertaking;

          (ii) the Trust is insured against losses arising out of any such advance payments; or

          (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. I. Business and Other Connections of Investment Manager

     American Beacon Advisors, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.

         II. Business and Other Connections of Investment Advisers

     The investment advisers listed below provide investment advisory services to the Trust.

     American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

     Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

     Brandywine Asset Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.

     Brown Brothers Harriman & Co., 140 Broadway, New York, New York 10005.

     Calamos Advisors LLC, 1111 E. Warrenville Road, Naperville, Illinois 60563.

     Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

     Dreman Value Management LLC, 10 Exchange Place, Jersey City, New Jersey 07203.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York
10005.

     Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

     J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

     Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York
10112.

     Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.

     Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

     NISA Investment Advisors, LLC, 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105.

     Opus Capital Management, Inc., One West Fourth Street, Suite 415, Cincinnati, Ohio 45202.

     Post Advisory Group, LLC, 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025.

     Pzena Investment Management, LLC, 120 West 45th Street, 34th Floor, New York, New York 10036.

     SSgA Funds Management. Inc., One Lincoln Street, Boston, Massachusetts 02111-2900

     Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

     The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston, Massachusetts 02108.

     Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

     (a) Foreside Fund Services, LLC ("FFS"), the Trust's principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Century Capital Management Trust
Forum Funds
Henderson Global Funds
ICM Series Trust
Monarch Funds
Sound Shore Fund, Inc.
Bridgeway Funds, Inc.
American Beacon Mileage Funds
American Beacon Select Funds
Wintergreen Fund, Inc.

     (b) The following table identifies the officers of FFS and their positions, if any, with the Trust. The business address of each of these individuals (other than Mr. Berthy) is Two Portland Square, Portland, Maine 04101. Mr. Berthy's business address is 77 Elmwood Drive, Suite 301, Dayton, Ohio 45459.

Name                Position with Underwriter                  Position with Trust
----                -------------------------                  -------------------
Simon D. Collier    Managing Partner and Principal Executive   None
                    Officer
Carl A. Bright      President and Treasurer                    None
Richard J. Berthy   Vice President and Assistant Treasurer     None
Nanette K. Chern    Chief Compliance Officer, Secretary        None
                    and Vice President
Mark A. Fairbanks   Vice President, Assistant Secretary and    None
                    Deputy Chief Compliance Officer

Item 28. Location of Accounts and Records

     The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust's custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) the Trust's transfer agent at Boston Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105; or 4) the Trust's investment advisers at the addresses listed in
Item 26 Part II above.

Item 29. Management Services

     All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 1, 2006. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                        AMERICAN BEACON FUNDS


                                        By: /s/ William F. Quinn
                                            ------------------------------------
                                            William F. Quinn
                                            President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 60 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title               Date
---------                             -----               ----


/s/ William F. Quinn          President (Principal   March 1, 2006
---------------------------   Executive Officer)
William F. Quinn              and Trustee


/s/ Rebecca L. Harris         Treasurer (Principal   March 1, 2006
---------------------------   Financial Officer)
Rebecca L. Harris


W. Humphrey Bogart*           Trustee                March 1, 2006
---------------------------
W. Humphrey Bogart


Brenda A. Cline*              Trustee                March 1, 2006
---------------------------
Brenda A. Cline


Alan D. Feld*                 Trustee                March 1, 2006
---------------------------
Alan D. Feld


Richard A. Massman*           Trustee                March 1, 2006
---------------------------
Richard A. Massman


Stephen D. O'Sullivan*        Trustee                March 1, 2006
---------------------------
Stephen D. O'Sullivan


/s/ R. Gerald Turner*         Trustee                March 1, 2006
---------------------------
R. Gerald Turner


Kneeland Youngblood*          Trustee                March 1, 2006
---------------------------
Kneeland Youngblood


*By /s/ William F. Quinn
    ------------------------------------
    William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, American Beacon Master Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to American Beacon Master Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A as it relates to American Beacon Master Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 1, 2006. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                        AMERICAN BEACON MASTER TRUST


                                        By: /s/ William F. Quinn
                                            ------------------------------------
                                            William F. Quinn
                                            President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 60 to the Registration Statement for the American Beacon Funds as it relates to American Beacon Master Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title               Date
---------                             -----               ----


/s/ William F. Quinn          President (Principal   March 1, 2006
---------------------------   Executive Officer
William F. Quinn              and Trustee


/s/ Rebecca L. Harris         Treasurer (Principal   March 1, 2006
---------------------------   Financial Officer)
Rebecca L. Harris


W. Humphrey Bogart*           Trustee                March 1, 2006
---------------------------
W. Humphrey Bogart


Brenda A. Cline*              Trustee                March 1, 2006
---------------------------
Brenda A. Cline


Alan D. Feld*                 Trustee                March 1, 2006
---------------------------
Alan D. Feld


Richard A. Massman*           Trustee                March 1, 2006
---------------------------
Richard A. Massman


Stephen D. O'Sullivan*        Trustee                March 1, 2006
---------------------------
Stephen D. O'Sullivan


R. Gerald Turner*             Trustee                March 1, 2006
---------------------------
R. Gerald Turner


Kneeland Youngblood*          Trustee                March 1, 2006
---------------------------
Kneeland Youngblood


*By /s/ William F. Quinn
    ------------------------------------
    William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Quantitative Master Series Trust has duly caused this Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A for the American Beacon Funds as it relates to the Quantitative Master Series Trust only to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and the State of New Jersey, on March 1, 2006. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                        QUANTITATIVE MASTER SERIES TRUST


                                        By: /s/ Donald C. Burke
                                            ------------------------------------
                                            Donald C. Burke, Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A for the American Beacon Funds as it relates to the Quantitative Master Series Trust only has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                  Title                    Date
---------                                  -----                    -----


Robert C. Doll, Jr.*          President (Principal Executive   March 1, 2006
---------------------------   Officer) and Trustee
Robert C. Doll, Jr.


Donald C. Burke*              Vice President and               March 1, 2006
---------------------------   Treasurer (Principal
Donald C. Burke               Financial and Accounting
                              Officer)


Donald W. Burton*             Trustee                          March 1, 2006
---------------------------
Donald W. Burton


Laurie Simon Hodrick*         Trustee                          March 1, 2006
---------------------------
Laurie Simon Hodrick


John F. O'Brien*              Trustee                          March 1, 2006
---------------------------
John F. O'Brien


David H. Walsh*               Trustee                          March 1, 2006
---------------------------
David H. Walsh


/s/ Fred G. Weiss*            Trustee                          March 1, 2006
---------------------------
Fred G. Weiss


*By /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke, Attorney-in-Fact

                                   SIGNATURES

     This Registration Statement contains certain disclosures regarding State Street Equity 500 Index Portfolio (the "Portfolio"), a series of State Street Master Funds (the "Trust"). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the American Beacon Funds (the "Registrant") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on March 1, 2006. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                                        STATE STREET MASTER FUNDS


                                        By: /s/ James E. Ross
                                            ------------------------------------
                                            James E. Ross
                                            President, State Street Master Funds

     This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on March 1, 2006. Each of the following persons is signing this Post-Effective Amendment No. 60 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE                                       TITLE
---------                                       -----


/s/ James E. Ross             President (Principal Executive Officer),
---------------------------   State Street Master Funds
James E. Ross


/s/ Gary L. French            Treasurer (Principal Accounting Officer),
---------------------------   State Street Master Funds
Gary L. French


William L. Boyan*             Trustee, State Street Master Funds
---------------------------
William L. Boyan


Michael F. Holland*           Trustee, State Street Master Funds
---------------------------
Michael F. Holland


Rina K. Spence*               Trustee, State Street Master Funds
---------------------------
Rina K. Spence


Douglas T. Williams*          Trustee, State Street Master Funds
---------------------------
Douglas T. Williams


*By: /s/ Julie A. Tedesco
     -----------------------------------
     Julie A. Tedesco
     as Attorney-in-Fact
     pursuant to Powers of Attorney

                                INDEX TO EXHIBITS

Exhibit
Number    Description
-------   -----------
(i)       Opinion and consent of counsel - filed herewith

(j)       Consent of Independent Auditors - filed herewith

(p)(i)    Code of Ethics of Registrant, American Beacon Mileage Funds, American
          Beacon Select Funds and American Beacon Master Trust, dated February
          17, 2006 - filed herewith

(ii)      Code of Ethics of American Beacon Advisors, Inc., dated February 17,
          2006 - filed herewith